UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 93167

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2021

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2021

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended June 30, 2021.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2021

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2021 and held until June 30, 2021. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2021”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2021” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2021	Ending Account Value Using Actual Return at June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021*	Beginning Account Value at January 1, 2021	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$1,101.09	$1.35	$1,000.00	$1,023.51	$1.30	0.26%
Class 3 #@	$1,000.00	$1,099.63	$2.66	$1,000.00	$1,022.27	$2.56	0.51%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,115.47	$1.47	$1,000.00	$1,023.41	$1.40	0.28%
Class 3 #@	$1,000.00	$1,114.72	$2.78	$1,000.00	$1,022.17	$2.66	0.53%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,128.76	$1.43	$1,000.00	$1,023.46	$1.35	0.27%
Class 3 #@	$1,000.00	$1,127.84	$2.74	$1,000.00	$1,022.22	$2.61	0.52%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$1,141.64	$1.49	$1,000.00	$1,023.41	$1.40	0.28%
Class 3 #@	$1,000.00	$1,139.57	$2.81	$1,000.00	$1,022.17	$2.66	0.53%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,086.47	$1.35	$1,000.00	$1,023.51	$1.30	0.26%
Class 3 #@	$1,000.00	$1,084.94	$2.64	$1,000.00	$1,022.27	$2.56	0.51%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2021 ” and “Annualized Expense Ratios” would have been higher.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2021 and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	62,477,405	$1,759,988,491

TOTAL INVESTMENTS (cost $1,466,616,619)@	100.0%	1,759,988,491
Liabilities in excess of other assets	(0.0)	(835,471)

NET ASSETS	100.0%	$1,759,153,020

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,759,988,491	$—	$—	$1,759,988,491

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	10,681,102	$466,336,899

TOTAL INVESTMENTS (cost $301,108,977)@	100.1%	466,336,899
Liabilities in excess of other assets	(0.1)	(250,612)

NET ASSETS	100.0%	$466,086,287

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$466,336,899	$—	$—	$466,336,899

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series ® — Growth Fund, Class 1	5,980,744	$707,462,237

TOTAL INVESTMENTS (cost $515,496,968)@	100.0%	707,462,237
Liabilities in excess of other assets	(0.0)	(348,872)

NET ASSETS	100.0%	$707,113,365

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$707,462,237	$—	$—	$707,462,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	6,178,503	$385,785,720

TOTAL INVESTMENTS (cost $297,358,869)@	100.1%	385,785,720
Liabilities in excess of other assets	(0.1)	(206,821)

NET ASSETS	100.0%	$385,578,899

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$385,785,720	$—	$—	$385,785,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	151,173,200	$2,252,480,686

TOTAL INVESTMENTS (cost $1,826,882,805)@	100.0%	2,252,480,686
Liabilities in excess of other assets	(0.0)	(1,076,970)

NET ASSETS	100.0%	$2,251,403,716

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$2,252,480,686	$—	$—	$2,252,480,686

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,759,988,491	$466,336,899	$707,462,237	$385,785,720	$2,252,480,686
Receivable for:
Fund shares sold	184,514	—	—	—	—
Investments sold	—	6,542,590	9,794,562	2,483,403	14,295,257
Prepaid expenses and other assets	9,254	7,921	7,783	7,584	11,576
Due from investment adviser for expense reimbursements/fee waivers	1,727,273	539,327	675,502	380,059	2,623,842

Total assets	1,761,909,532	473,426,737	717,940,084	388,656,766	2,269,411,361

LIABILITIES:
Payable for:
Fund shares redeemed	657,831	6,813,096	10,129,486	2,674,463	15,622,441
Investments purchased	394,586	—	—	—	—
Investment advisory and management fees	1,217,414	364,818	482,471	267,736	1,759,713
Service fees	356,833	95,539	141,545	78,416	462,895
Transfer agent fees	46	80	69	69	57
Trustees’ fees and expenses	9,937	2,818	3,554	2,048	13,810
Other accrued expenses	119,865	64,099	69,594	55,135	148,729

Total liabilities	2,756,512	7,340,450	10,826,719	3,077,867	18,007,645

NET ASSETS	$1,759,153,020	$466,086,287	$707,113,365	$385,578,899	$2,251,403,716

NET ASSETS REPRESENTED BY:
Paid-in capital	1,369,889,140	268,639,056	395,189,102	272,962,006	1,620,479,009
Total accumulated earnings (loss)	389,263,880	197,447,231	311,924,263	112,616,893	630,924,707

NET ASSETS	$1,759,153,020	$466,086,287	$707,113,365	$385,578,899	$2,251,403,716

Class 1 (unlimited shares authorized):
Net assets	$6,002,227	$2,352,815	$1,855,119	$1,690,438	$915,608
Shares of beneficial interest issued and outstanding	329,978	159,147	100,778	125,600	52,050
Net asset value, offering and redemption price per share	$18.19	$14.78	$18.41	$13.46	$17.59

Class 3 (unlimited shares authorized):
Net assets	$1,753,150,793	$463,733,472	$705,258,246	$383,888,461	$2,250,488,108
Shares of beneficial interest issued and outstanding	96,861,342	31,394,900	38,442,859	28,670,655	128,564,260
Net asset value, offering and redemption price per share	$18.10	$14.77	$18.35	$13.39	$17.50

*Cost
Investment securities (unaffiliated)	$1,466,616,619	$301,108,977	$515,496,968	$297,358,869	$1,826,882,805

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,697,762	$1,274,807	$842,965	$1,526,404	$21,845,775

Total investment income	5,697,762	1,274,807	842,965	1,526,404	21,845,775

EXPENSES:
Investment advisory and management fees	6,811,002	2,109,407	2,622,846	1,500,608	10,316,883
Service fees	1,996,111	553,452	769,680	439,780	2,714,248
Transfer agent fees	236	417	358	358	295
Custodian and accounting fees	5,935	6,942	7,006	6,121	5,998
Reports to shareholders	35,377	9,654	16,142	8,147	45,804
Audit and tax fees	16,825	16,592	13,887	13,887	16,825
Legal fees	6,827	4,405	4,607	4,290	7,452
Trustees’ fees and expenses	31,294	8,610	11,473	6,475	44,523
Other expenses	11,249	11,393	21,341	17,826	23,427

Total expenses before fee waivers and expense reimbursements	8,914,856	2,720,872	3,467,340	1,997,492	13,175,455

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(4,807,766)	(1,554,300)	(1,851,420)	(1,059,253)	(7,601,915)

Net expenses	4,107,090	1,166,572	1,615,920	938,239	5,573,540

Net investment income (loss)	1,590,672	108,235	(772,955)	588,165	16,272,235

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments(unaffiliated)	4,552,465	6,855,929	4,568,209	4,518,573	14,718,856
Net realized gain from capital gain distributions received from underlying funds (unaffliated)	56,195,231	22,298,326	87,255,210	3,661,788	29,296,240

Net realized gain (loss) on investments	60,747,696	29,154,255	91,823,419	8,180,361	44,015,096

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	90,042,371	19,287,357	(15,591,974)	37,635,783	119,074,882

Net realized and unrealized gain (loss) on investments	150,790,067	48,441,612	76,231,445	45,816,144	163,089,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,380,739	$48,549,847	$75,458,490	$46,404,309	$179,362,213

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,590,672	$18,636,107	$108,235	$194,463	$(772,955)	$176,769
Net realized gain (loss) on investments	60,747,696	16,104,092	29,154,255	25,204,991	91,823,419	29,971,880
Net unrealized gain (loss) on investments	90,042,371	123,553,069	19,287,357	76,331,840	(15,591,974)	159,432,338

Net increase (decrease) in net assets resulting from operations	152,380,739	158,293,268	48,549,847	101,731,294	75,458,490	189,580,987

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,036)	—	(32,074)	—	(63,046)
Distributable earnings — Class 3	—	(1,067,179)	—	(29,251,778)	—	(49,437,023)

Total distributions to shareholders	—	(1,072,215)	—	(29,283,852)	—	(49,500,069)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	126,387,554	147,461,605	(4,556,431)	(41,254,261)	86,044,212	27,547,031

TOTAL INCREASE (DECREASE) IN NET ASSETS	278,768,293	304,682,658	43,993,416	31,193,181	161,502,702	167,627,949

NET ASSETS:
Beginning of period	1,480,384,727	1,175,702,069	422,092,871	390,899,690	545,610,663	377,982,714

End of period	$1,759,153,020	$1,480,384,727	$466,086,287	$422,092,871	$707,113,365	$545,610,663

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$588,165	$3,069,532	$16,272,235	$27,294,057
Net realized gain (loss) on investments	8,180,361	15,451,716	44,015,096	117,809,420
Net unrealized gain (loss) on investments	37,635,783	20,065,996	119,074,882	28,609,625

Net increase (decrease) in net assets resulting from operations	46,404,309	38,587,244	179,362,213	173,713,102

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(61,852)	—	(564)
Distributable earnings — Class 3	—	(38,354,060)	—	(4,674,638)

Total distributions to shareholders	—	(38,415,912)	—	(4,675,202)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	13,203,878	39,981,300	(42,192,188)	(37,257,949)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,608,187	40,152,632	137,170,025	131,779,951

NET ASSETS:
Beginning of period	325,970,712	285,818,080	2,114,233,691	1,982,453,740

End of period	$385,578,899	$325,970,712	$2,251,403,716	$2,114,233,691

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

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The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the AFIS investment adviser’s global risk management group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examinations by the Internal Revenue Service.

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LIBOR Risk:    A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

Recent Accounting and Regulatory Developments:    On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2020
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$18,636,107	$15,591,160	$202,655,874	$—	$1,072,215
SA American Funds Global Growth	—	3,249,501	145,647,885	194,463	29,089,389
SA American Funds Growth	176,769	29,270,875	207,018,129	3,420,192	46,079,877
SA American Funds Growth-Income	3,822,091	13,217,705	49,172,789	4,770,252	33,645,660
SA American Funds VCP Managed Allocation	27,294,057	117,809,419	306,459,018	4,675,202	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA American Funds Asset Allocation	$293,371,872	$(673,627)	$292,698,245	$1,467,290,246
SA American Funds Global Growth	165,227,922	(292,680)	164,935,242	301,401,657
SA American Funds Growth	191,965,269	(539,114)	191,426,155	516,036,082
SA American Funds Growth-Income	88,426,851	(1,618,279)	86,808,572	298,977,148
SA American Funds VCP Managed Allocation	425,597,881	(63,981)	425,533,900	1,826,946,786

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the six months ended June 30, 2021, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$4,807,766
SA American Funds Global Growth	1,554,300
SA American Funds Growth	1,851,420
SA American Funds Growth-Income	1,059,253
SA American Funds VCP Managed Allocation	7,601,915

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2022; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the six months ended June 30, 2021, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended June 30, 2021, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2021, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2021, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2021 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA American Funds Asset Allocation	$133,510,097	$11,113,080	$—	$—
SA American Funds Global Growth	12,854,714	18,572,027	—	—
SA American Funds Growth	95,292,757	10,804,809	—	—
SA American Funds Growth-Income	24,633,575	12,346,313	—	—
SA American Funds VCP Managed Asset Allocation	28,650,881	76,333,906	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,569	$655,297	151,188	$2,120,868	7,963,652	$138,164,678	12,014,655	$178,138,937
Reinvested dividends	—	—	330	5,036	—	—	70,117	1,067,179
Shares redeemed	(143,762)	(2,418,493)	(8,959)	(128,203)	(584,940)	(10,013,928)	(2,317,917)	(33,742,212)

Net increase (decrease)	(106,193)	(1,763,196)	142,559	1,997,701	7,378,712	128,150,750	9,766,855	145,463,904

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	117,693	$1,649,458	17,655	$220,124	936,744	$13,051,367	405,126	$4,771,069
Reinvested dividends	—	—	2,476	32,074	—	—	2,264,245	29,251,778
Shares redeemed	(631)	(9,163)	(561)	(6,767)	(1,352,976)	(19,248,093)	(6,547,398)	(75,522,539)

Net increase (decrease)	117,062	1,640,295	19,570	245,431	(416,232)	(6,196,726)	(3,878,027)	(41,499,692)

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	58,665	$985,238	30,301	$398,746	5,673,588	$97,947,686	4,211,047	$58,934,339
Reinvested dividends	—	—	4,510	63,046	—	—	3,541,334	49,437,023
Shares redeemed	(1,029)	(18,479)	(5,002)	(76,749)	(713,797)	(12,870,233)	(5,781,153)	(81,209,374)

Net increase (decrease)	57,636	966,759	29,809	385,043	4,959,791	85,077,453	1,971,228	27,161,988

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	79,578	$966,895	29,660	$351,145	1,983,490	$25,119,651	2,448,044	$26,639,755
Reinvested dividends	—	—	5,764	61,852	—	—	3,584,492	38,354,060
Shares redeemed	(2,065)	(26,371)	(589)	(6,705)	(1,017,572)	(12,856,297)	(2,255,239)	(25,418,807)

Net increase (decrease)	77,513	940,524	34,835	406,292	965,918	12,263,354	3,777,297	39,575,008

24

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	36,922	$624,236	7,742	$113,672	1,856,704	$31,013,733	6,072,969	$92,554,650
Reinvested dividends	—	—	37	564	—	—	305,332	4,674,638
Shares redeemed	(637)	(10,983)	(792)	(11,391)	(4,370,477)	(73,819,174)	(9,311,010)	(134,590,082)

Net increase (decrease)	36,285	613,253	6,987	102,845	(2,513,773)	(42,805,441)	(2,932,709)	(37,360,794)

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2021, the Portfolios did not utilize the line of credit.

Note 8.  Transactions with Affiliates

At June 30, 2021, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation	6.63%	89.34%	4.03%
SA American Funds Global Growth	4.95%	94.26%	0.79%
SA American Funds Growth	4.90%	93.44%	1.66%
SA American Funds Global-Income	5.81%	92.41%	1.78%
SA American Funds VCP Managed Allocation	9.80%	86.52%	3.68%

Note 9.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27		2.30		1
12/31/19	12.94	0.43	2.31	2.74	(0.27)	(0.70)	(0.97)	14.71	21.22	4,320	0.27		3.05		2
12/31/20	14.71	0.28	1.54	1.82	—	(0.01)	(0.01)	16.52	12.40	7,207	0.27		1.92		3
06/30/21@	16.52	0.04	1.63	1.67	—	—	—	18.19	10.11	6,002	0.26	†	0.43	†	1

SA American Funds Asset Allocation Portfolio Class 3
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	0.52		1.82		2
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	0.52		1.49		3
06/30/21@	16.46	0.02	1.62	1.64	—	—	—	18.10	9.96	1,753,151	0.51	†	0.20	†	1

SA American Funds Global Growth Portfolio Class 1
09/26/16#-12/31/16	11.64	0.09	(0.58)	(0.49)	—	—	—	11.15	(4.21)	96	0.29	†	2.92	†	10
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.29		1.34		1
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.29		0.41		1
06/30/21@	13.25	0.04	1.49	1.53	—	—	—	14.78	11.55	2,353	0.28	†	0.68	†	3

SA American Funds Global Growth Portfolio Class 3
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	0.54		0.79		1
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	0.54		0.05		1
06/30/21@	13.25	0.00	1.52	1.52	—	—	—	14.77	11.47	463,733	0.53	†	0.05	†	3

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/16		12/17	12/18	12/19	12/20	06/21†@
SA American Funds Asset Allocation Class 1	0.60	%†	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Asset Allocation Class 3	0.60		0.60	0.60	0.60	0.60	0.60
SA American Funds Global Growth Class 1	0.70	†	0.70	0.70	0.70	0.70	0.70
SA American Funds Global Growth Class 3	0.70		0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Growth Portfolio Class 1
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27		(2.25)		4
12/31/19	9.23	0.13	2.70	2.83	—	(0.05)	(0.05)	12.01	30.75	160	0.29		1.22		7
12/31/20	12.01	0.05	5.92	5.97	(0.14)	(1.53)	(1.67)	16.31	52.09	704	0.28		0.34		13
06/30/21@	16.31	0.00	2.10	2.10	—	—	—	18.41	12.88	1,855	0.27	†	0.03	†	2

SA American Funds Growth Portfolio Class 3
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	0.54		0.47		7
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	0.53		0.04		13
06/30/21@	16.27	(0.02)	2.10	2.08	—	—	—	18.35	12.78	705,258	0.52	†	(0.25)		2

SA American Funds Growth-Income Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.31		2.06		4
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.29		1.60		9
06/30/21@	11.79	0.04	1.63	1.67	—	—	—	13.46	14.16	1,690	0.28	†	0.73	†	3

SA American Funds Growth-Income Portfolio Class 3
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	0.55		1.37		4
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	0.54		1.09		9
06/30/21@	11.75	0.02	1.62	1.64	—	—	—	13.39	13.96	383,888	0.53	†	0.33	†	3

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/16		12/17	12/18	12/19	12/20	06/21†@
SA American Funds Growth Class 1	0.60	%†	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Growth Class 3	0.60		0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 1	0.60	†	0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 3	0.60		0.60	0.60	0.60	0.60	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27		1.56		103
12/31/19	12.68	0.06	2.32	2.38	(0.07)	(0.18)	(0.25)	14.81	18.81	130	0.28		0.42		4
12/31/20	14.81	0.21	1.21	1.42	—	(0.04)	(0.04)	16.19	9.57	255	0.27		1.38		5
06/30/21@	16.19	0.23	1.17	1.40	—	—	—	17.59	8.65	916	0.26	†	2.81	†	1

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	0.53		0.11		4
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	0.52		1.39		5
06/30/21@	16.13	0.13	1.24	1.37	—	—	—	17.50	8.49	2,250,488	0.51	†	1.50	†	1

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	12/16		12/17	12/18	12/19	12/20	06/21†@
SA American Funds VCP Managed Allocation Class 1	0.70	%†	0.70%	0.70%	0.70%	0.70%	0.70%
SA American Funds VCP Managed Allocation Class 3	0.70		0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

June 30, 2021 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

29

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

30

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

31

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.14 (8/21)

American Funds Insurance Series®

Semi-annual report
for the six months ended
June 30, 2021

CAPITAL GROUP® | AMERICAN FUNDS®

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2021, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

66	Washington Mutual Investors Fund

71	Capital World Growth and Income Fund®

80	Growth-Income Fund

86	International Growth and Income Fund

90	Capital Income Builder®

104	Asset Allocation Fund

134	Global Balanced Fund

147	The Bond Fund of America®

169	Capital World Bond Fund®

191	American High-Income Trust®

210	American Funds Mortgage Fund®

217	Ultra-Short Bond Fund

219	U.S. Government Securities Fund®

227	Managed Risk Growth Fund

229	Managed Risk International Fund

231	Managed Risk Washington Mutual Investors Fund

233	Managed Risk Growth-Income Fund

235	Managed Risk Asset Allocation Fund

237	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	11.76%	40.24%	19.97%	13.82%	11.29%
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.24

Global Small Capitalization Fund	4/30/98	10.86	48.91	18.03	10.77	10.78
MSCI All Country World Small Cap Index[1]		15.43	54.07	14.13	9.90	8.67

Growth Fund	2/8/84	13.03	53.72	25.84	17.88	14.02
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89

International Fund	5/1/90	4.71	34.76	12.27	6.96	8.42
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	6.19

New World Fund	6/17/99	10.21	42.32	15.30	7.72	9.42
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	6.07

Washington Mutual Investors Fund	7/5/01	15.14	36.86	12.16	12.34	7.40
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	8.64

Capital World Growth and Income Fund	5/1/06	10.06	34.95	13.80	10.54	8.08
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.22

Growth-Income Fund	2/8/84	14.30	34.96	16.56	14.03	11.76
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89

International Growth and Income Fund	11/18/08	7.20	34.10	9.45	6.04	9.29
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	9.20

Capital Income Builder	5/1/14	9.85	22.58	7.22	–	5.60
70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index[3]		7.98	26.29	11.27	–	8.26
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	–	10.10
Bloomberg Barclays U.S. Aggregate Index[4]		-1.60	-0.33	3.03		3.34

Asset Allocation Fund	8/1/89	10.22	26.09	12.00	10.67	8.95
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		8.28	23.02	11.89	10.39	8.92
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	10.55
Bloomberg Barclays U.S. Aggregate Index[4]		-1.60	-0.33	3.03	3.39	5.81

Global Balanced Fund	5/2/11	6.10	20.72	10.11	7.57	7.17
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		5.89	23.58	9.80	6.92	6.55
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	9.30
Bloomberg Barclays Global Aggregate Index[4]		-3.21	2.63	2.34	2.05	2.00

The Bond Fund of America	1/2/96	-0.67	2.45	3.91	3.84	4.80
Bloomberg Barclays U.S. Aggregate Index[4]		-1.60	-0.33	3.03	3.39	4.99

Capital World Bond Fund	10/4/06	-3.20	4.41	3.07	2.52	4.10
Bloomberg Barclays Global Aggregate Index[4]		-3.21	2.63	2.34	2.05	3.61

American High-Income Trust	2/8/84	6.62	21.11	8.13	6.02	8.72
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [4]		3.61	15.34	7.47	6.65	N/A

American Funds Mortgage Fund	5/2/11	-0.57	0.53	2.63	2.86	2.91
Bloomberg Barclays U.S. Mortgage Backed Securities Index[4]		-0.77	-0.42	2.27	2.64	2.72

Ultra-Short Bond Fund	2/8/84	-0.18	-0.27	0.88	0.33	3.26
Bloomberg Barclays Short-Term Government/Corporate Index[4]		0.11	0.25	1.47	0.90	N/A

U.S. Government Securities Fund	12/2/85	-1.31	-0.14	2.85	3.01	5.71
Bloomberg Barclays U.S. Government/ Mortgage-Backed Securities Index[4]		-1.79	-2.01	2.25	2.72	6.07

2 American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime

Managed Risk Growth Fund	5/1/13	7.56%	31.22%	18.32%	12.84%
S&P 500 Managed Risk Index – Moderate Aggressive[7]		10.54	21.82	11.49	10.17

Managed Risk International Fund	5/1/13	2.73	20.86	7.91	3.94
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive[7]		6.70	18.87	6.94	3.87

Managed Risk Washington Mutual Investors Fund	5/1/13	9.08	17.85	7.15	6.76
S&P 500 Managed Risk Index – Moderate[7]		8.97	19.02	10.48	9.33

Managed Risk Growth-Income Fund	5/1/13	8.82	18.76	12.42	9.64
S&P 500 Managed Risk Index – Moderate [7]		8.97	19.02	10.48	9.33

Managed Risk Asset Allocation Fund	9/28/12	8.62	19.69	9.27	8.33
S&P 500 Managed Risk Index – Moderate Conservative[7]		7.57	16.61	9.55	8.86

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com/afis for more information.

[1]

Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

[5]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]

Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund (formerly Global Growth and Income Fund), Capital Income Builder, The Bond Fund of America (formerly Bond Fund), Capital World Bond Fund, American High-Income Trust (formerly High-Income Bond Fund), American Funds Mortgage Fund and U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund). These waivers will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series board. Visit capitalgroup.com/afis for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower and the net expense ratios higher. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts and exchange-traded put options. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying funds.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4 American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio

	Class 1	11.76%	40.24%	19.97%	13.82%	11.29%	0.56%
	Class 1A	11.62	39.88	19.68	13.54	11.01	0.81
	Class 2	11.60	39.87	19.67	13.53	11.01	0.81
	Class 4	11.47	39.53	19.37	13.30	10.75	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio

	Class 1	10.86%	48.91%	18.03%	10.77%	10.78%	0.74%
	Class 1A	10.73	48.53	17.75	10.50	10.51	0.99
	Class 2	10.72	48.51	17.74	10.49	10.51	0.99
	Class 4	10.56	48.18	17.44	10.22	10.23	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

6 American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	13.03%	53.72%	25.84%	17.88%	14.02%	0.36%
	Class 1A	12.87	53.33	25.53	17.59	13.74	0.61
	Class 2	12.87	53.34	25.52	17.58	13.74	0.61
	Class 3	12.91	53.43	25.61	17.67	13.82	0.54
	Class 4	12.74	52.96	25.21	17.31	13.46	0.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	4.71%	34.76%	12.27%	6.96%	8.42%	0.55%
	Class 1A	4.61	34.42	12.00	6.70	8.15	0.80
	Class 2	4.61	34.46	11.99	6.69	8.15	0.80
	Class 3	4.67	34.52	12.07	6.77	8.23	0.73
	Class 4	4.47	34.11	11.72	6.45	7.89	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

8 American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2021*
		6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

	Class 1	10.21%	42.32%	15.30%	7.72%	9.42%	0.77%	0.59%
	Class 1A	10.05	41.98	15.02	7.45	9.15	1.02	0.84
	Class 2	10.09	41.98	15.01	7.45	9.15	1.02	0.84
	Class 4	9.92	41.64	14.72	7.19	8.88	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	9

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund)*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2021†
		6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

	Class 1	15.14%	36.86%	12.16%	12.34%	7.40%	0.43%	0.27%
	Class 1A	15.00	36.58	11.90	12.07	7.14	0.68	0.52
	Class 2	15.03	36.49	11.87	12.06	7.13	0.68	0.52
	Class 4	14.88	36.17	11.59	11.84	6.90	0.93	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

*Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. Though the fund’s investment adviser does not intend to change the manner in which the fund is managed, this investment guideline will no longer be disclosed in the fund’s registration statement as of November 1, 2021.

10 American Funds Insurance Series

Capital World Growth and Income Fund® (formerly Global Growth and Income Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio	ratio

	Class 1	10.06%	34.95%	13.80%	10.54%	8.08%	0.66%	0.43%
	Class 1A	9.94	34.67	13.55	10.28	7.82	0.91	0.68
	Class 2	9.98	34.67	13.52	10.26	7.81	0.91	0.68
	Class 4	9.82	34.38	13.23	10.01	7.56	1.16	0.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	14.30%	34.96%	16.56%	14.03%	11.76%	0.30%
	Class 1A	14.14	34.61	16.29	13.75	11.48	0.55
	Class 2	14.14	34.61	16.27	13.74	11.48	0.55
	Class 3	14.19	34.72	16.35	13.82	11.56	0.48
	Class 4	14.00	34.29	15.98	13.47	11.21	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

12 American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since November 18, 2008)	ratio

	Class 1	7.20%	34.10%	9.45%	6.04%	9.29%	0.68%
	Class 1A	7.08	33.82	9.21	5.79	9.03	0.93
	Class 2	7.02	33.74	9.18	5.78	9.02	0.93
	Class 4	6.88	33.41	8.90	5.55	8.77	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2014)	ratio	ratio

	Class 1	9.85%	22.58%	7.22%	5.60%	0.53%	0.28%
	Class 1A	9.72	22.31	6.96	5.34	0.78	0.53
	Class 2	9.72	22.42	6.97	5.43	0.78	0.53
	Class 4	9.60	22.03	6.70	5.08	1.03	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

14 American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1,1989)	ratio

	Class 1	10.22%	26.09%	12.00%	10.67%	8.95%	0.30%
	Class 1A	10.10	25.75	11.74	10.40	8.68	0.55
	Class 2	10.06	25.75	11.72	10.40	8.68	0.55
	Class 3	10.14	25.85	11.81	10.47	8.76	0.48
	Class 4	9.97	25.47	11.45	10.16	8.42	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio

	Class 1	6.10%	20.72%	10.11%	7.57%	7.17%	0.72%
	Class 1A	5.98	20.45	9.87	7.32	6.92	0.97
	Class 2	5.98	20.41	9.83	7.29	6.91	0.97
	Class 4	5.82	20.13	9.57	7.15	6.75	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

16	American Funds Insurance Series

The Bond Fund of America® (formerly Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio	ratio

	Class 1	-0.67%	2.45%	3.91%	3.84%	4.80%	0.40%	0.21%
	Class 1A	–0.79	2.16	3.66	3.58	4.54	0.65	0.46
	Class 2	–0.81	2.14	3.64	3.57	4.54	0.65	0.46
	Class 4	–0.93	1.89	3.38	3.33	4.28	0.90	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio	ratio

	Class 1	–3.20%	4.41%	3.07%	2.52%	4.10%	0.58%	0.48%
	Class 1A	–3.24	4.21	2.86	2.29	3.86	0.83	0.73
	Class 2	–3.26	4.20	2.82	2.26	3.84	0.83	0.73
	Class 4	–3.41	3.88	2.56	2.05	3.61	1.08	0.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

18 American Funds Insurance Series

American High-Income Trust® (formerly High-Income Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio	ratio

	Class 1	6.62%	21.11%	8.13%	6.02%	8.72%	0.52%	0.33%
	Class 1A	6.49	20.82	7.90	5.77	8.45	0.77	0.58
	Class 2	6.50	20.81	7.88	5.76	8.45	0.77	0.58
	Class 3	6.56	20.85	7.93	5.83	8.52	0.70	0.51
	Class 4	6.28	20.38	7.58	5.53	8.19	1.02	0.83

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio	ratio

	Class 1	-0.57%	0.53%	2.63%	2.86%	2.91%	0.48%	0.27%
	Class 1A	–0.60	0.38	2.40	2.61	2.66	0.73	0.52
	Class 2	–0.70	0.28	2.38	2.60	2.65	0.73	0.52
	Class 4	–0.74	0.06	2.13	2.41	2.45	0.98	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

20 American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	–0.18%	–0.27%	0.88%	0.33%	3.26%	0.37%
	Class 1A	–0.18	–0.27	0.85	0.19	3.03	0.62
	Class 2	–0.27	–0.45	0.69	0.15	3.07	0.55
	Class 3	-0.27	–0.54	0.62	0.08	3.01	0.62
	Class 4	–0.36	–0.72	0.38	-0.10	2.77	0.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021	Commercial paper	54.7%
	Bonds & notes of governments & government agencies outside the U.S.	18.7
	U.S. Treasury bills	15.2
	Federal agency bills & notes	9.1
	Other assets less liabilities	2.3

	Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund® (formerly U.S. Government/AAA-Rated Securities Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio	ratio

	Class 1	–1.31%	–0.14%	2.85%	3.01%	5.71%	0.39%	0.23%
	Class 1A	–1.42	–0.42	2.62	2.77	5.45	0.64	0.48
	Class 2	–1.36	–0.36	2.59	2.76	5.45	0.64	0.48
	Class 3	–1.41	–0.38	2.66	2.83	5.52	0.57	0.41
	Class 4	–1.58	–0.72	2.31	2.54	5.19	0.89	0.73

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

22 American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	7.56%	31.22%	18.32%	12.84%	0.74%	0.69%
	Class P2	7.53	30.94	18.02	12.52	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	2.73%	20.86%	7.91%	3.94%	0.94%	0.86%
	Class P2	2.64	20.52	7.56	3.57	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

24 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio

	Class P1	9.08%	17.85%	7.15%	6.76%	0.68%	0.63%
	Class P2	8.99	17.61	6.81	6.41	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross expense ratio	Net expense ratio
		6 months	1 year	5 years	(since May 1, 2013)

	Class P1	8.82%	18.76%	12.42%	9.64%	0.68%	0.63%
	Class P2	8.76	18.44	12.14	9.32	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

26 American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2021*
					Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
		6 months	1 year	5 years

	Class P1	8.62%	19.69%	9.27%	8.33%	0.70%	0.65%
	Class P2	8.46	19.38	9.00	8.06	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information.

*Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 92.05%		Shares	Value (000)
Information	ASML Holding NV	560,592	$385,140
technology	ASML Holding NV (New York registered) (ADR)	303,400	209,601
31.05%	Taiwan Semiconductor Manufacturing Company, Ltd.	24,817,000	529,964
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,822
	Microsoft Corp.	1,902,900	515,496
	PayPal Holdings, Inc.[1]	846,600	246,767
	Adyen NV1	61,500	150,259
	Broadcom, Inc.	233,350	111,271
	Adobe, Inc.[1]	135,000	79,061
	Applied Materials, Inc.	520,137	74,068
	PagSeguro Digital, Ltd., Class A1	1,094,000	61,176
	Zendesk, Inc.[1]	419,500	60,551
	Samsung Electronics Co., Ltd.	785,100	56,260
	EPAM Systems, Inc.[1]	105,240	53,773
	Amphenol Corp., Class A	747,000	51,102
	Hexagon AB, Class B	3,136,000	46,464
	Fiserv, Inc.[1]	419,103	44,798
	Keyence Corp.	72,300	36,490
	DocuSign, Inc.[1]	106,750	29,844
	Advanced Micro Devices, Inc.[1]	301,500	28,320
	Mastercard, Inc., Class A	67,500	24,644
	Visa, Inc., Class A	70,197	16,413
	TeamViewer AG1	428,000	16,098
	Network International Holdings PLC[1]	3,173,000	16,051
	Amadeus IT Group SA, Class A, non-registered shares[1]	212,301	14,933
	Worldline SA, non-registered shares[1]	152,800	14,303
	Jack Henry & Associates, Inc.	69,400	11,348

			2,901,017

Consumer	Amazon.com, Inc.[1]	144,050	495,555
discretionary	Chipotle Mexican Grill, Inc.[1]	130,000	201,544
18.31%	LVMH Moët Hennessy-Louis Vuitton SE	158,900	124,599
	Domino’s Pizza, Inc.	230,200	107,386
	Floor & Decor Holdings, Inc., Class A1	914,698	96,684
	Ocado Group PLC[1]	2,881,000	79,825
	Renault SA1	1,688,781	68,254
	NIKE, Inc., Class B	383,100	59,185
	Booking Holdings, Inc.[1]	24,600	53,827
	Coupang, Inc., Class A1,2	906,542	37,912
	Naspers, Ltd., Class N	169,130	35,510
	Prosus NV	347,800	34,011
	MercadoLibre, Inc.[1]	21,200	33,025
	Xpeng, Inc., Class A (ADR)[1]	671,711	29,837
	Home Depot, Inc.	92,275	29,426
	Stellantis NV	1,327,055	26,027
	Sony Group Corp.	243,000	23,656
	Entain PLC[1]	887,000	21,417
	IDP Education, Ltd.	1,119,000	20,594
	MGM China Holdings, Ltd.[1]	12,708,000	19,248
	EssilorLuxottica	102,335	18,886
	Evolution AB	114,500	18,094
	Wynn Macau, Ltd.[1]	10,510,400	16,542
	Moncler SpA	217,370	14,707
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	835,000	13,836
	JD Health International, Inc.[1]	893,550	12,809
	Marriott International, Inc., Class A1	74,000	10,102
	THG PLC[1]	1,026,870	8,665

			1,711,163

28 American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	DexCom, Inc.[1]	253,000	$108,031
11.76%	UnitedHealth Group, Inc.	259,600	103,954
	Mettler-Toledo International, Inc.[1]	65,000	90,047
	AstraZeneca PLC	674,300	80,991
	NovoCure, Ltd.[1]	340,000	75,419
	Cigna Corp.	316,600	75,056
	Pfizer, Inc.	1,699,000	66,533
	Fisher & Paykel Healthcare Corp., Ltd.	2,550,000	55,470
	Regeneron Pharmaceuticals, Inc.[1]	95,036	53,081
	Merck & Co., Inc.	620,000	48,217
	Tandem Diabetes Care, Inc.[1]	379,084	36,923
	Silk Road Medical, Inc.[1]	702,000	33,598
	Danaher Corp.	110,000	29,520
	Humana Inc.	55,000	24,350
	Zoetis, Inc., Class A	130,000	24,227
	Bayer AG	363,860	22,094
	Catalent, Inc.[1]	200,000	21,624
	Eli Lilly and Company	92,000	21,116
	Zai Lab, Ltd. (ADR)[1]	95,400	16,885
	Olympus Corp.	796,800	15,836
	bioMérieux SA	135,000	15,687
	Novartis AG	165,600	15,092
	Rede D’Or Sao Luiz SA	1,073,663	14,901
	Sanofi	135,000	14,144
	Teladoc Health, Inc.[1]	79,000	13,137
	Vertex Pharmaceuticals, Inc.[1]	49,500	9,981
	Coloplast A/S, Class B	55,750	9,148
	Organon & Co.[1]	62,000	1,876
	Viatris, Inc.	110,678	1,582

			1,098,520

Communication	Alphabet, Inc., Class A1	95,500	233,191
services	Alphabet, Inc., Class C1	63,852	160,033
9.69%	Facebook, Inc., Class A1	710,030	246,885
	Tencent Holdings, Ltd.	2,028,000	152,538
	Bilibili, Inc., Class Z1	284,200	34,993
	Sea, Ltd., Class A (ADR)[1]	95,851	26,321
	Altice USA, Inc., Class A1	751,200	25,646
	Kuaishou Technology, Class B1,3,4	571,000	13,180
	Kuaishou Technology, Class B1	900	22
	Bumble, Inc., Class A1	217,500	12,528

			905,337

Financials	AIA Group, Ltd.	12,499,500	155,352
8.84%	Tradeweb Markets, Inc., Class A	1,685,360	142,514
	Kotak Mahindra Bank, Ltd.[1]	3,018,964	69,284
	JPMorgan Chase & Co.	438,700	68,235
	Allfunds Group PLC[1]	2,890,300	50,304
	AXA SA	1,692,893	42,927
	Citigroup, Inc.	497,600	35,205
	Prudential PLC	1,773,082	33,688
	Société Générale	1,011,450	29,815
	Moscow Exchange MICEX-RTS PJSC	12,640,000	29,504
	BlackRock, Inc.	26,500	23,187
	HDFC Life Insurance Company, Ltd.	2,064,553	19,062
	QBE Insurance Group, Ltd.	2,132,000	17,252
	Willis Towers Watson PLC	73,000	16,792
	CME Group, Inc., Class A	76,437	16,257
	Bank of America Corp.	385,000	15,874
	FinecoBank SpA[1]	893,000	15,565

American Funds Insurance Series 29

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Macquarie Group, Ltd.	101,500	$11,907
(continued)	Banco Santander, SA	2,946,020	11,247
	Lufax Holding, Ltd. (ADR)[1,2]	966,000	10,916
	Sberbank of Russia PJSC (ADR)	645,500	10,719

			825,606

Consumer staples	British American Tobacco PLC	2,585,800	100,154
5.51%	Philip Morris International, Inc.	919,500	91,132
	Kweichow Moutai Co., Ltd., Class A	269,957	85,928
	Altria Group, Inc.	1,248,500	59,529
	Keurig Dr Pepper, Inc.	1,624,000	57,230
	Nestlé SA	313,500	39,040
	Walgreens Boots Alliance, Inc.	657,651	34,599
	Associated British Foods PLC	595,000	18,239
	Costco Wholesale Corp.	42,170	16,685
	Mondelez International, Inc.	192,000	11,988

			514,524

Industrials	DSV Panalpina A/S	201,000	46,875
3.49%	Airbus SE, non-registered shares[1]	327,000	42,047
	MTU Aero Engines AG	167,000	41,366
	Alliance Global Group, Inc.	156,400,700	32,552
	GT Capital Holdings, Inc.	2,454,611	30,522
	NIBE Industrier AB, Class B	2,740,000	28,821
	Safran SA	164,000	22,737
	Country Garden Services Holdings Co., Ltd.	2,003,000	21,644
	Nidec Corp.	149,100	17,280
	General Electric Co.	1,260,000	16,960
	SMC Corp.	22,500	13,296
	Boeing Company[1]	51,300	12,289

			326,389

Materials	Sherwin-Williams Company	461,700	125,790
1.76%	Shin-Etsu Chemical Co., Ltd.	119,500	19,986
	Koninklijke DSM NV	101,700	18,981

			164,757

Energy	Reliance Industries, Ltd.	1,623,617	46,104
1.10%	Reliance Industries, Ltd., interim shares	106,956	2,139
	Gazprom PJSC (ADR)	4,173,000	31,807
	LUKOIL Oil Co. PJSC (ADR)	246,300	22,812

			102,862

Real estate	Goodman Logistics (HK), Ltd. REIT	1,276,503	20,266
0.36%	ESR Cayman, Ltd.[1]	4,100,000	13,835

			34,101

Utilities	Ørsted AS	121,736	17,082

0.18%	Total common stocks (cost: $4,083,141,000)		8,601,358

Preferred securities 2.91%
Health care	Sartorius AG, nonvoting non-registered preferred shares	360,500	187,656

2.01%

30 American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	1,289,000	$84,358

technology	Total preferred securities (cost: $70,623,000)		272,014

0.90%

Short-term securities 5.64%
Money market investments 5.21%
	Capital Group Central Cash Fund 0.04%[5,6]	4,867,535	486,754

Money market investments purchased with collateral from securities on loan 0.43%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	22,129,193	22,129
	Capital Group Central Cash Fund 0.04%[5,6,7]	178,892	17,888
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	117,498	118

			40,135

	Total short-term securities (cost: $526,921,000)		526,889

	Total investment securities 100.60% (cost: $4,680,685,000)		9,400,261
	Other assets less liabilities (0.60)%		(56,287)

	Net assets 100.00%		$9,343,974

Investments in affiliates[6]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.40%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%[5]	$125,696	$966,146		$605,039	$(1)	$(48)	$486,754	$103
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 0.04%[5,7]	—	17,888	[8]				17,888	—	[9]

Total short-term securities							504,642

Total 5.40%					$(1)	$(48)	$504,642	$103

American Funds Insurance Series 31

Global Growth Fund (continued)

1 Security did not produce income during the last 12 months.

2 All or a portion of this security was on loan. The total value of all such securities was $43,575,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $13,180,000, which represented .14% of the net assets of the fund.

4 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,180,000, which represented .14% of the net assets of the fund.

5 Rate represents the seven-day yield at 6/30/2021.

6 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

7 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

8 Represents net activity. Refer to Note 5 for more information on securities lending.

9 Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

32 American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 93.45%		Shares	Value (000)
Information	Cree, Inc.[1]	1,166,056	$114,192
technology	Ceridian HCM Holding, Inc.[1]	647,135	62,073
22.87%	PAR Technology Corp.[1,2]	842,082	58,895
	Net One Systems Co., Ltd.	1,616,556	53,330
	BE Semiconductor Industries NV	610,276	51,769
	Silergy Corp.	275,740	37,507
	Kingdee International Software Group Co., Ltd.[1]	10,717,074	36,371
	Qorvo, Inc.[1]	181,818	35,573
	Unimicron Technology Corp.	6,678,300	30,920
	Olo, Inc., Class A1	820,670	30,685
	Bentley Systems, Inc., Class B2	455,043	29,478
	OneConnect Financial Technology Co., Ltd. (ADR)[1]	2,401,585	28,867
	Avast PLC	4,160,243	28,187
	eMemory Technology, Inc.[1]	573,000	27,455
	Appfolio, Inc., Class A1	193,616	27,338
	Asana, Inc., Class A1,2	430,100	26,679
	Nordic Semiconductor ASA[1]	992,291	25,147
	SUMCO Corp.	999,000	24,504
	Smartsheet, Inc., Class A1	337,600	24,415
	MACOM Technology Solutions Holdings, Inc.[1]	380,000	24,350
	Avalara, Inc.[1]	149,119	24,127
	Pegasystems, Inc.	169,591	23,605
	SimCorp AS	187,352	23,517
	LEM Holding SA1	9,570	20,066
	Euronet Worldwide, Inc.[1]	140,000	18,949
	Tanla Platforms, Ltd.[1]	1,677,291	18,046
	SHIFT, Inc.[1]	114,800	17,784
	Silicon Laboratories, Inc.[1]	115,900	17,762
	Globant SA1	81,000	17,753
	Rapid7, Inc.[1]	182,297	17,251
	Keywords Studios PLC[1]	440,000	15,155
	ON Semiconductor Corp.[1]	395,000	15,121
	Anaplan, Inc.[1]	272,133	14,505
	Marvell Technology, Inc.	221,217	12,903
	Aspen Technology, Inc.[1]	93,100	12,805
	Network International Holdings PLC[1]	2,494,284	12,618
	Cognex Corp.	136,300	11,456
	GlobalWafers Co., Ltd.	311,000	10,258
	Computer Services, Inc.	163,500	9,197
	Megaport, Ltd.[1]	650,000	8,984
	INFICON Holding AG	7,397	8,554
	SINBON Electronics Co., Ltd.[1]	857,000	8,428
	MongoDB, Inc., Class A1	23,300	8,423
	DoubleVerify Holdings, Inc.[1]	188,100	7,964
	Extreme Networks, Inc.[1]	678,378	7,571
	ALTEN SA, non-registered shares	53,608	7,107
	Okta, Inc., Class A1	25,463	6,230
	Appier Group, Inc.[1,2]	422,700	6,008
	BigCommerce Holdings, Inc., Series 1[1]	90,000	5,843
	Pexip Holding ASA[1]	627,882	5,608
	Alkami Technology, Inc.[1]	156,207	5,572
	Bechtle AG, non-registered shares	24,781	4,603
	Lightspeed POS, Inc., subordinate voting shares[1]	54,730	4,576
	Linklogis, Inc., Class B1,2	1,634,615	3,672
	Appen, Ltd.	269,793	2,752
	Yotpo, Ltd.[1,3,4,5,6]	678,736	1,418

			1,193,926

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Insulet Corp.[1]	524,329	$143,934
19.30%	CanSino Biologics, Inc., Class H1	1,984,600	105,463
	Notre Dame Intermédica Participações SA	3,012,035	51,432
	Health Catalyst, Inc.[1,2]	922,700	51,219
	Applied Molecular Transport, Inc.[1,2]	1,071,152	48,995
	Cortexyme, Inc.[1]	689,544	36,546
	Integra LifeSciences Holdings Corp.[1]	530,900	36,229
	Globus Medical, Inc., Class A1	447,600	34,702
	Ocumension Therapeutics[1,2]	9,650,966	33,934
	Mani, Inc.	1,459,254	33,442
	Max Healthcare Institute, Ltd.[1]	9,064,851	31,037
	Allakos, Inc.[1]	354,275	30,244
	AddLife AB, Class B	982,427	30,191
	PRA Health Sciences, Inc.[1]	180,222	29,774
	New Frontier Health Corp., Class A1	2,324,870	25,969
	Haemonetics Corp.[1]	376,300	25,077
	Kronos Bio, Inc.[1]	1,006,990	24,117
	GVS SpA	1,350,919	22,122
	Nevro Corp.[1]	131,205	21,752
	CONMED Corp.	148,708	20,437
	Ultragenyx Pharmaceutical, Inc.[1]	189,727	18,090
	CompuGroup Medical SE & Co. KGaA	205,520	16,096
	Amplifon SpA	311,536	15,382
	Guardant Health, Inc.[1]	119,227	14,807
	New Horizon Health, Ltd.[1]	1,270,844	12,963
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	11,457
	Ambu AS, Class B, non-registered shares	266,155	10,232
	Medincell SA1,2	809,800	8,959
	Arjo AB, Class B	765,000	7,884
	BioMarin Pharmaceutical, Inc.[1]	92,000	7,677
	Alignment Healthcare, Inc.[1]	322,800	7,544
	iRhythm Technologies, Inc.[1]	113,527	7,533
	Bachem Holding AG, Class B	10,977	6,501
	Encompass Health Corp.	79,000	6,164
	Nordhealth AS, Class A1	1,279,999	5,679
	Angelalign Technology, Inc.[1]	102,000	5,263
	Antares Vision SpA[1]	281,100	3,900
	Madrigal Pharmaceuticals, Inc.[1]	38,000	3,702
	Innovage Holding Corp.[1]	52,579	1,120
	NMC Health PLC[1,3,4]	219,652	3

			1,007,572

Consumer	Lands’ End, Inc.[1,7]	2,100,000	86,205
discretionary	Wyndham Hotels & Resorts, Inc.	768,069	55,524
17.78%	Shop Apotheke Europe NV, non-registered shares[1]	255,264	47,944
	Mattel, Inc.[1]	2,100,069	42,211
	Thor Industries, Inc.	369,500	41,754
	Coursera, Inc.[1,3,6]	975,534	35,119
	Coursera, Inc.[1,2]	111,000	4,391
	Five Below, Inc.[1]	199,700	38,596
	YETI Holdings, Inc.[1]	410,595	37,701
	Entain PLC[1]	1,513,050	36,533
	Helen of Troy, Ltd.[1]	160,000	36,499
	Everi Holdings, Inc.[1]	1,419,053	35,391
	Evolution AB	182,215	28,795
	Skechers USA, Inc., Class A1	550,000	27,407
	Tube Investments of India, Ltd.	1,627,714	25,591
	Tongcheng-Elong Holdings, Ltd.[1]	10,084,800	25,250
	zooplus AG, non-registered shares[1]	63,253	20,491
	SSP Group PLC[1]	5,542,395	20,424
	Inchcape PLC	1,871,000	19,890

34 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Kindred Group PLC (SDR)	1,150,611	$18,036
discretionary	Scientific Games Corp.[1]	223,732	17,326
(continued)	Arco Platform, Ltd., Class A1	538,725	16,517
	Asbury Automotive Group, Inc.[1]	87,582	15,009
	Melco International Development, Ltd.[1]	7,826,000	14,373
	Basic-Fit NV1,2	329,911	14,106
	Just Eat Takeaway (EUR denominated)[1]	150,679	13,913
	B2W - Cia. Digital, ordinary nominative shares[1]	1,010,093	13,456
	Desenio Group AB1	1,222,785	12,716
	Musti Group Oyj	327,550	12,126
	Leslie’s, Inc.[1]	420,664	11,564
	Bright Horizons Family Solutions, Inc.[1]	74,300	10,930
	Cie. Plastic Omnium SA	308,912	9,648
	Purple Innovation, Inc., Class A1	347,200	9,170
	Cairn Homes PLC[1]	6,829,200	8,644
	Golden Entertainment, Inc.[1]	179,300	8,033
	Zhongsheng Group Holdings, Ltd.	938,500	7,808
	Thule Group AB	155,900	6,911
	Elior Group SA1	882,500	6,593
	frontdoor, inc.[1]	131,200	6,536
	TopBuild Corp.[1]	32,600	6,448
	Sonans Gruppen AS1	802,602	5,127
	Dalata Hotel Group PLC[1]	800,000	3,740
	IDP Education, Ltd.	180,966	3,331
	DESCENTE, Ltd.[1]	106,700	2,973
	Countryside Properties PLC[1]	405,700	2,652
	OneSpaWorld Holdings, Ltd.[1]	245,538	2,379
	Leifheit AG, non-registered shares	36,773	2,045
	China Zenix Auto International, Ltd. (ADR)[1]	385,648	127

			927,953

Industrials	Nihon M&A Center, Inc.	2,077,284	53,870
15.26%	International Container Terminal Services, Inc.	14,412,500	48,332
	IMCD NV	276,065	43,897
	Boyd Group Services, Inc.	235,355	42,829
	Meggitt PLC[1]	6,500,850	41,474
	Stericycle, Inc.[1]	560,931	40,134
	Visional, Inc.[1]	599,900	32,939
	Instalco AB	730,713	30,311
	Interpump Group SpA	447,000	26,470
	Fasadgruppen Group AB	1,566,704	23,396
	Shoals Technologies Group, Inc., Class A1	607,450	21,564
	Japan Elevator Service Holdings Co., Ltd.	905,800	21,052
	Diploma PLC	487,000	19,563
	Nolato AB, Class B	1,851,000	18,211
	Alfen NV1	193,371	18,056
	Wizz Air Holdings PLC[1]	273,883	17,689
	Melrose Industries PLC	7,236,000	15,525
	VAT Group AG	45,815	15,231
	Cleanaway Waste Management, Ltd.	7,580,970	15,009
	Centre Testing International Group Co., Ltd.	2,985,669	14,731
	Carel Industries SpA	583,425	14,009
	Vicor Corp., Class A1	131,328	13,887
	Avon Rubber PLC	383,500	13,878
	Marel hf.	1,971,482	13,833
	Woodward, Inc.	105,000	12,902
	Guangzhou Baiyun International Airport Co., Ltd., Class A	7,215,639	12,485
	Cargotec Corp., Class B, non-registered shares	233,700	12,082
	DL E&C Co., Ltd.[1]	87,568	11,042
	MDA, Ltd.[1]	823,400	10,794
	Montrose Environmental Group, Inc.[1]	190,800	10,238

American Funds Insurance Series 35

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	ACV Auctions, Inc., Class A1	362,033	$9,279
(continued)	Addtech AB, Class B	497,200	8,250
	IAA, Inc.[1]	141,750	7,731
	Atlas Corp.	500,000	7,125
	Cummins India, Ltd.	550,000	6,656
	Japan Airport Terminal Co., Ltd.	138,500	6,221
	CAE, Inc.[1]	200,000	6,160
	Kajaria Ceramics, Ltd.	450,000	5,933
	Rumo SA1	1,518,920	5,848
	Froy ASA[1]	873,400	5,828
	Imperial Logistics, Ltd.	1,643,000	5,456
	Sitowise Group PLC[1]	512,300	5,188
	LIXIL Corp.	196,500	5,082
	Granite Construction, Inc.	120,892	5,021
	BELIMO Holding AG	10,460	4,782
	Nitto Boseki Co., Ltd.[2]	132,500	4,091
	Howden Joinery Group PLC	357,556	4,039
	ITM Power PLC[1,2]	508,527	3,203
	Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	135,800	2,609
	The AZEK Co., Inc., Class A1	54,400	2,310
	Matson, Inc.	8,674	555

			796,800

Financials	Janus Henderson Group PLC	1,367,400	53,069
7.83%	Marqeta, Inc., Class B1,3,6	1,859,092	48,010
	Trupanion, Inc.[1]	393,869	45,334
	Star Health & Allied Insurance Co., Ltd.[1,3,4,5]	6,037,336	39,715
	Live Oak Bancshares, Inc.	579,250	34,176
	Eurobank Ergasias Services and Holdings SA1	26,815,236	27,027
	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,438
	East West Bancorp, Inc.	287,300	20,597
	Independent Bank Group, Inc.	274,100	20,278
	Stifel Financial Corp.	271,050	17,580
	South State Corp.	213,300	17,439
	Aavas Financiers, Ltd.[1]	336,227	12,269
	IIFL Wealth Management, Ltd.	677,558	10,614
	Indian Energy Exchange, Ltd.	2,000,000	10,094
	Multi Commodity Exchange of India, Ltd.[1]	417,000	8,536
	Capitec Bank Holdings, Ltd.	66,400	7,842
	IIFL Finance Ltd.	1,459,000	4,994
	SiriusPoint, Ltd.[1]	492,500	4,959
	PT Bank Rakyat Indonesia Agroniaga Tbk[1]	4,530,100	608

			408,579

Consumer staples	Freshpet, Inc.[1]	300,695	49,001
2.60%	Grocery Outlet Holding Corp.[1]	911,400	31,589
	Monde Nissin Corp.[1]	76,219,800	25,794
	AAK AB	452,024	10,131
	Hilton Food Group PLC	586,277	8,872
	Total Produce PLC	1,292,800	4,047
	Vector Group, Ltd.	209,704	2,965
	Raia Drogasil SA, ordinary nominative shares	445,000	2,211
	Zur Rose Group AG1	3,131	1,200

			135,810

36 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Nanofilm Technologies International, Ltd.[1]	8,615,000	$35,172
2.46%	Navin Fluorine International, Ltd.	425,000	21,437
	PI Industries, Ltd.	537,999	21,065
	Lundin Mining Corp.	1,930,004	17,407
	MMG Ltd.[1]	18,704,000	8,239
	Vidrala, SA, non-registered shares	67,694	8,091
	ACC, Ltd.	230,000	6,234
	SK Materials Co., Ltd.	16,400	5,128
	LANXESS AG	54,500	3,737
	Arkema SA	15,200	1,907

			128,417

Communication	Skillz Inc., Class A1,2	1,119,741	24,321
services	Bandwidth, Inc., Class A1	112,900	15,571
2.01%	Trustpilot AS1	2,573,727	12,155
	DouYu International Holdings, Ltd. (ADR)[1]	1,435,368	9,818
	Boat Rocker Media, Inc.[1]	1,676,496	9,454
	Daily Mail and General Trust PLC, Class A, nonvoting shares	663,700	8,850
	Square Enix Holdings Co., Ltd.	143,200	7,102
	New York Times Co., Class A	135,000	5,879
	JCDecaux SA1	180,313	4,999
	Capcom Co., Ltd.	148,714	4,350
	Kamakura Shinsho, Ltd.	255,100	2,310
	Zee Entertainment Enterprises, Ltd.	1,815	5

			104,814

Utilities	ENN Energy Holdings, Ltd.	3,249,700	61,861
1.50%	AC Energy Corp.	69,716,400	11,782
	Neoenergia SA	1,288,255	4,499

			78,142

Real estate	Altus Group, Ltd.	436,402	20,225
1.16%	Embassy Office Parks REIT	3,656,800	17,238
	JHSF Participações SA	8,620,906	12,601
	Macrotech Developers, Ltd.[1]	582,697	5,359
	Mindspace Business Parks REIT	1,250,000	4,755
	Mitre Realty Empreendimentos e Participações SA	264,200	633

			60,811

Energy	Pioneer Natural Resources Company	114,558	18,618
0.68%	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	13,392
	Aegis Logistics, Ltd.[1]	649,070	3,003
	NuVista Energy, Ltd.[1]	98,325	316
	Helmerich & Payne, Inc.	7,700	251

			35,580

	Total common stocks (cost: $2,629,196,000)		4,878,404

Preferred securities 1.88%
Information	Avidxchange, Inc., Series F, preferred shares[1,3,4,5]	492,864	30,439
technology	SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	14,176
1.30%	Gitlab Inc., Series E, preferred shares[1,3,4,5]	297,916	12,092
	Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	4,748
	Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	602
	Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	573
	Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	384

American Funds Insurance Series 37

Global Small Capitalization Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Information	Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	$187
technology	Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	159
(continued)	Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	88
	Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	71
	Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	4,518

			68,037

Industrials	Azul SA, preferred nominative shares (ADR)[1]	800,316	21,129
0.42%	Azul SA, preferred nominative shares[1]	109,500	966

			22,095

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	8,231

0.16%	Total preferred securities (cost: $72,225,000)		98,363

Rights & warrants 0.54%
Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	24,840

technology
0.48%

Consumer staples	Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,3,6]	345,000	3,333

0.06%	Total rights & warrants (cost: $22,692,000)		28,173

Short-term securities 5.54%
Money market investments 4.10%
	Capital Group Central Cash Fund 0.04%[7,8]	2,140,121	214,012

Money market investments purchased with collateral from securities on loan 1.44%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	41,322,097	41,322
	Capital Group Central Cash Fund 0.04%[7,8,9]	334,046	33,405
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%[8,9]	219,407	219

			74,946

	Total short-term securities (cost: $288,962,000)		288,958

	Total investment securities 101.41% (cost: $3,013,075,000)		5,293,898
	Other assets less liabilities (1.41)%		(73,486)

	Net assets 100.00%		$5,220,412

38 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 1.65%
Consumer discretionary 1.65%
Lands’ End, Inc.[1]	$45,297	$—		$—	$—	$40,908	$86,205	$—
Communication services 0.00%
Boat Rocker Media, Inc.[1,10]	—	13,601		1,215	(321)	(2,611)	—	—

Total common stocks							86,205

Short-term securities 4.74%
Money market investments 4.10%
Capital Group Central Cash Fund 0.04%[8]	15,136	1,131,389		932,465	(41)	(7)	214,012	68
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 0.04%[8,9]	—	33,405	[11]				33,405	—	[12]

Total short-term securities							247,417

Total 6.39%					$(362)	$38,290	$333,622	$68

American Funds Insurance Series 39

Global Small Capitalization Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $83,042,000, which represented 1.59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $242,098,000, which represented 4.64% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,924,000, which represented 2.55% of the net assets of the fund.

[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 6/30/2021.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Star Health & Allied Insurance Co., Ltd.	3/30/2021	$ 40,710	$ 39,715	.76%

Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156	30,439	.58

SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	14,176	.27

Venture Global LNG, Inc., Series C	5/1/2015	8,280	13,392	.26

Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	12,092	.23

PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	8,231	.16

Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748	.09

Yotpo, Ltd.	3/16/2021	1,418	1,418	.03

Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	602	.01

Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	573	.01

Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	384	.01

Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	187	.00

Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	159	.00

Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	88	.00

Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	71	.00

Outreach Corp., Series G, preferred shares	5/27/2021	4,517	4,518	.09

Total private placement securities		$111,788	$130,793	2.50%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

40 American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 97.01%		Shares	Value (000)
Information	Microsoft Corp.	8,314,185	$2,252,313
technology	Broadcom, Inc.	1,758,306	838,431
22.38%	ASML Holding NV	635,000	436,260
	ASML Holding NV (New York registered) (ADR)	352,484	243,510
	Taiwan Semiconductor Manufacturing Company, Ltd.	15,724,000	335,784
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,215,000	145,994
	RingCentral, Inc., Class A1	1,458,037	423,676
	PayPal Holdings, Inc.[1]	1,319,600	384,637
	Shopify, Inc., Class A, subordinate voting shares[1]	223,900	327,113
	Visa, Inc., Class A	1,325,853	310,011
	Apple, Inc.	1,750,027	239,684
	MicroStrategy, Inc., Class A1,2	335,914	223,215
	Mastercard, Inc., Class A	567,662	207,248
	FleetCor Technologies, Inc.[1]	717,832	183,808
	Cree, Inc.[1]	1,851,070	181,275
	Advanced Micro Devices, Inc.[1]	1,816,000	170,577
	MongoDB, Inc., Class A1	456,053	164,872
	Square, Inc., Class A1	642,243	156,579
	Applied Materials, Inc.	1,074,888	153,064
	Keyence Corp.	300,900	151,865
	Fidelity National Information Services, Inc.	884,718	125,338
	Micron Technology, Inc.[1]	1,447,335	122,995
	ServiceNow, Inc.[1]	221,680	121,824
	Tyler Technologies, Inc.[1]	263,200	119,064
	Ceridian HCM Holding, Inc.[1]	1,229,000	117,886
	Bill.Com Holdings, Inc.[1]	631,909	115,753
	VeriSign, Inc.[1]	399,943	91,063
	HubSpot, Inc.[1]	130,000	75,754
	Samsung Electronics Co., Ltd.	1,003,000	71,875
	Trimble, Inc.[1]	840,920	68,812
	Intel Corp.	1,136,000	63,775
	Cloudflare, Inc., Class A1	600,000	63,504
	ON Semiconductor Corp.[1]	1,622,519	62,110
	Elastic NV, non-registered shares[1]	379,422	55,305
	Qualtrics International, Inc., Class A1	1,396,101	53,401
	NetApp, Inc.	527,540	43,163
	Genpact, Ltd.	933,000	42,386
	Zendesk, Inc.[1]	293,000	42,292
	Adobe, Inc.[1]	69,034	40,429
	Flex, Ltd.[1]	2,234,300	39,927
	MKS Instruments, Inc.	217,800	38,757
	SK hynix, Inc.	330,800	37,452
	Enphase Energy, Inc.[1]	193,323	35,500
	Okta, Inc., Class A1	142,366	34,834
	Concentrix Corp.[1]	188,487	30,309
	EPAM Systems, Inc.[1]	52,839	26,999
	Fiserv, Inc.[1]	247,500	26,455
	Lam Research Corp.	40,617	26,429
	Motorola Solutions, Inc.	109,000	23,637
	Alteryx, Inc., Class A1	261,518	22,496
	Jack Henry & Associates, Inc.	137,000	22,401
	GoDaddy Inc., Class A1	213,800	18,592
	Smartsheet, Inc., Class A1	238,281	17,232
	Keysight Technologies, Inc.[1]	102,000	15,750
	Amadeus IT Group SA, Class A, non-registered shares[1]	196,096	13,793
	TELUS International (Cda), Inc., subordinate voting shares[1]	396,024	12,320
	SentinelOne, Inc., Class A1	218,400	9,282
	Stripe, Inc., Class B1,3,4,5	168,598	6,765
	Kulicke and Soffa Industries, Inc.	107,460	6,577

			9,492,152

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Facebook, Inc., Class A1	9,740,387	$3,386,830
services	Netflix, Inc.[1]	3,177,003	1,678,125
20.43%	Alphabet, Inc., Class C1	479,158	1,200,923
	Alphabet, Inc., Class A1	118,216	288,659
	Snap, Inc., Class A1	8,109,000	552,547
	Charter Communications, Inc., Class A1	688,110	496,437
	Activision Blizzard, Inc.	4,642,429	443,074
	Comcast Corp., Class A	3,772,563	215,112
	T-Mobile US, Inc.[1]	1,333,440	193,122
	Zillow Group, Inc., Class C, nonvoting shares[1]	509,000	62,210
	Zillow Group, Inc., Class A1	245,000	30,020
	Live Nation Entertainment, Inc.[1]	517,000	45,284
	Pinterest, Inc., Class A1	521,333	41,159
	Bumble, Inc., Class A1	334,537	19,269
	Iridium Communications, Inc.[1]	245,040	9,799
	Match Group, Inc.[1]	13,602	2,193

			8,664,763

Consumer	Tesla, Inc.[1]	4,564,000	3,102,151
discretionary	Amazon.com, Inc.[1]	298,383	1,026,485
17.50%	Dollar General Corp.	2,467,686	533,983
	Home Depot, Inc.	1,045,000	333,240
	LVMH Moët Hennessy-Louis Vuitton SE	330,000	258,765
	Domino’s Pizza, Inc.	433,000	201,990
	Toll Brothers, Inc.	3,280,000	189,617
	Hermès International	97,299	141,735
	Booking Holdings, Inc.[1]	64,759	141,698
	Airbnb, Inc., Class A1	897,564	137,453
	Burlington Stores, Inc.[1]	340,061	109,496
	Royal Caribbean Cruises, Ltd.[1]	1,272,346	108,506
	Caesars Entertainment, Inc.[1]	957,985	99,391
	Chipotle Mexican Grill, Inc.[1]	57,300	88,834
	YETI Holdings, Inc.[1]	940,000	86,311
	Floor & Decor Holdings, Inc., Class A1	769,300	81,315
	NIKE, Inc., Class B	480,400	74,217
	NVR, Inc.[1]	12,830	63,807
	Darden Restaurants, Inc.	433,876	63,342
	Aramark	1,395,000	51,964
	Etsy, Inc.[1]	202,000	41,580
	LGI Homes, Inc.[1]	248,150	40,185
	Westwing Group AG, non-registered shares[1]	707,000	38,680
	Norwegian Cruise Line Holdings, Ltd.[1]	1,182,996	34,792
	Flutter Entertainment PLC[1]	187,791	34,002
	Wynn Resorts, Ltd.[1]	276,822	33,855
	Hilton Worldwide Holdings, Inc.[1]	257,834	31,100
	Evolution AB	196,122	30,992
	adidas AG	75,097	27,952
	Cie. Financière Richemont SA, Class A	219,805	26,595
	lululemon athletica, inc.[1]	70,000	25,548
	Carvana Co., Class A1	68,400	20,644
	Marriott International, Inc., Class A1	128,000	17,475
	Dollar Tree Stores, Inc.[1]	172,468	17,161
	YUM! Brands, Inc.	129,700	14,919
	Aptiv PLC[1]	94,400	14,852
	EssilorLuxottica	69,400	12,808
	Wayfair Inc., Class A1	39,800	12,565
	Pool Corp.	26,203	12,018
	D.R. Horton, Inc.	131,644	11,897
	Peloton Interactive, Inc., Class A1	87,000	10,790

42 American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Las Vegas Sands Corp.[1]	201,200	$10,601
discretionary	Arrival Group[1]	449,469	7,043
(continued)	Helen of Troy, Ltd.[1]	8,020	1,830

			7,424,184

Health care	UnitedHealth Group, Inc.	1,935,186	774,926
12.61%	Intuitive Surgical, Inc.[1]	774,000	711,801
	Regeneron Pharmaceuticals, Inc.[1]	930,500	519,721
	NovoCure, Ltd.[1]	2,204,210	488,938
	Centene Corp.[1]	4,864,730	354,785
	Thermo Fisher Scientific, Inc.	674,500	340,265
	Vertex Pharmaceuticals, Inc.[1]	1,228,131	247,628
	Moderna, Inc.[1]	750,000	176,235
	Insulet Corp.[1]	582,500	159,902
	Teladoc Health, Inc.[1]	893,500	148,580
	Seagen, Inc.[1]	790,810	124,853
	Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,012,086	98,253
	Exact Sciences Corp.[1]	610,000	75,829
	Abbott Laboratories	643,963	74,655
	Vir Biotechnology, Inc.[1]	1,555,475	73,543
	Oak Street Health, Inc.[1]	1,161,702	68,041
	DexCom, Inc.[1]	158,238	67,568
	Danaher Corp.	235,935	63,315
	Gilead Sciences, Inc.	899,185	61,918
	Edwards Lifesciences Corp.[1]	569,100	58,942
	CRISPR Therapeutics AG1	353,184	57,177
	Cigna Corp.	203,470	48,237
	Guardant Health, Inc.[1]	361,003	44,833
	Verily Life Sciences LLC[1,3,4,5]	300,178	44,823
	Catalent, Inc.[1]	385,000	41,626
	Eli Lilly and Company	169,500	38,904
	Galapagos NV1	527,552	36,582
	QIAGEN NV1	664,342	32,141
	AstraZeneca PLC	256,500	30,809
	Molina Healthcare, Inc.[1]	96,799	24,496
	Mettler-Toledo International, Inc.[1]	16,900	23,412
	Pacific Biosciences of California, Inc.[1]	619,579	21,667
	Humana Inc.	46,800	20,719
	Neurocrine Biosciences, Inc.[1]	203,800	19,834
	R1 RCM, Inc.[1]	888,000	19,749
	Syneos Health, Inc., Class A1	210,000	18,793
	Chemed Corp.	37,667	17,873
	Zimmer Biomet Holdings, Inc.	108,400	17,433
	Pfizer, Inc.	427,314	16,734
	Allogene Therapeutics, Inc.[1]	504,466	13,156
	Allakos, Inc.[1]	151,733	12,953
	Novavax, Inc.[1]	37,000	7,855
	Cortexyme, Inc.[1]	145,600	7,717
	Ultragenyx Pharmaceutical, Inc.[1]	67,100	6,398
	TG Therapeutics, Inc.[1]	155,200	6,020
	Incyte Corp.[1]	70,900	5,965
	Adaptive Biotechnologies Corp.[1]	141,048	5,763
	Agios Pharmaceuticals, Inc.[1]	95,882	5,284
	Global Blood Therapeutics, Inc.[1]	125,000	4,377
	Sana Biotechnology, Inc.[1]	179,600	3,531
	GoodRx Holdings, Inc., Class A1,2	97,500	3,511

			5,348,070

American Funds Insurance Series 43

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Uber Technologies, Inc.[1]	8,372,767	$419,643
8.58%	TransDigm Group, Inc.[1]	590,615	382,299
	Delta Air Lines, Inc.[1]	7,215,000	312,121
	Jacobs Engineering Group, Inc.	2,169,000	289,388
	Carrier Global Corp.	5,950,861	289,212
	United Rentals, Inc.[1]	591,000	188,535
	Caterpillar, Inc.	859,500	187,053
	MTU Aero Engines AG	687,220	170,227
	TuSimple Holdings, Inc., Class A1,2	1,918,260	136,657
	Airbus SE, non-registered shares[1]	944,893	121,497
	Dun & Bradstreet Holdings, Inc.[1]	4,746,028	101,423
	Middleby Corp.[1]	449,500	77,880
	CSX Corp.	2,335,500	74,923
	Ryanair Holdings PLC (ADR)[1]	634,951	68,708
	Ryanair Holdings PLC[1]	96,554	1,827
	Safran SA	489,640	67,883
	Armstrong World Industries, Inc.	616,904	66,169
	Southwest Airlines Co.[1]	1,100,000	58,399
	Lockheed Martin Corp.	149,500	56,563
	Emerson Electric Co.	577,000	55,530
	BWX Technologies, Inc.	937,200	54,470
	Norfolk Southern Corp.	176,000	46,712
	HEICO Corp.	185,951	25,925
	HEICO Corp., Class A	148,813	18,480
	Equifax, Inc.	176,000	42,154
	Boeing Company[1]	170,000	40,725
	Rockwell Automation	126,000	36,038
	Northrop Grumman Corp.	98,700	35,871
	AMETEK, Inc.	253,600	33,856
	L3Harris Technologies, Inc.	155,000	33,503
	ITT, Inc.	343,000	31,415
	FedEx Corp.	99,600	29,714
	Waste Connections, Inc.	222,159	26,532
	Parker-Hannifin Corp.	71,215	21,871
	Komatsu, Ltd.	611,400	15,192
	Generac Holdings, Inc.[1]	31,762	13,186
	Lennox International, Inc.	18,700	6,560

			3,638,141

Financials	Bank of America Corp.	14,780,700	609,408
6.36%	First Republic Bank	1,805,457	337,927
	Capital One Financial Corp.	1,399,000	216,411
	SVB Financial Group[1]	329,467	183,325
	Intercontinental Exchange, Inc.	1,517,049	180,074
	S&P Global, Inc.	395,300	162,251
	BlackRock, Inc.	150,000	131,245
	KKR & Co., Inc.	1,849,977	109,593
	Athene Holding, Ltd., Class A1	1,355,912	91,524
	Western Alliance Bancorporation	932,501	86,583
	Marsh & McLennan Companies, Inc.	546,720	76,913
	MSCI, Inc.	117,900	62,850
	Arch Capital Group, Ltd.[1]	1,255,267	48,880
	London Stock Exchange Group PLC	426,339	47,003
	Progressive Corp.	420,000	41,248
	Moody’s Corp.	102,277	37,062
	The Blackstone Group, Inc.	360,000	34,970
	East West Bancorp, Inc.	443,509	31,795
	Brookfield Asset Management, Inc., Class A	585,103	29,829
	Aon PLC, Class A	110,000	26,264
	CME Group, Inc., Class A	121,648	25,872
	American International Group, Inc.	458,394	21,820

44 American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Ares Management Corp., Class A	310,500	$19,745
(continued)	Bright Health Group, Inc.[1]	1,140,681	19,574
	Everest Re Group, Ltd.	66,500	16,759
	Berkshire Hathaway, Inc., Class A1	26	10,883
	Berkshire Hathaway, Inc., Class B1	17,400	4,836
	BNP Paribas SA	180,106	11,291
	PNC Financial Services Group, Inc.	51,565	9,837
	Trupanion, Inc.[1]	69,355	7,983
	Goosehead Insurance, Inc., Class A	15,416	1,962
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	4,035	210

			2,695,927

Consumer staples	Kroger Co.	8,641,839	331,069
3.20%	Philip Morris International, Inc.	2,865,403	283,990
	Costco Wholesale Corp.	496,404	196,412
	Constellation Brands, Inc., Class A	694,000	162,320
	Altria Group, Inc.	2,804,349	133,711
	British American Tobacco PLC	2,907,900	112,630
	Estée Lauder Companies, Inc., Class A	158,486	50,411
	Molson Coors Beverage Company, Class B, restricted voting shares[1]	629,400	33,793
	Monster Beverage Corp.[1]	305,000	27,862
	Anheuser-Busch InBev SA/NV	201,028	14,495
	Church & Dwight Co., Inc.	104,177	8,878

			1,355,571

Materials	Vale SA, ordinary nominative shares (ADR)	14,736,177	336,132
2.91%	Wheaton Precious Metals Corp.	3,674,000	161,913
	LyondellBasell Industries NV	1,223,605	125,872
	Grupo México, SAB de CV, Series B	25,356,800	119,266
	Franco-Nevada Corp.	752,000	109,130
	Barrick Gold Corp.	4,058,000	83,920
	Royal Gold, Inc.	517,000	58,990
	Celanese Corp.	350,400	53,121
	CF Industries Holdings, Inc.	1,029,000	52,942
	Allegheny Technologies, Inc.[1]	2,070,860	43,177
	Sherwin-Williams Company	90,658	24,700
	Linde PLC	81,300	23,504
	PPG Industries, Inc.	103,623	17,592
	Ball Corp.	194,200	15,734
	Nucor Corp.	69,742	6,690
	Summit Materials, Inc., Class A1	87,600	3,053

			1,235,736

Energy	Halliburton Company	12,143,661	280,761
2.23%	Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	196,772
	Canadian Natural Resources, Ltd.	105,100	3,813
	EOG Resources, Inc.	1,493,750	124,639
	Cenovus Energy ,Inc.	12,798,618	122,452
	Suncor Energy, Inc.	2,789,000	66,800
	Pioneer Natural Resources Company	328,000	53,307
	Cimarex Energy Co.	438,200	31,748
	ConocoPhillips	455,980	27,769
	Chesapeake Energy Corp.	345,000	17,912
	Schlumberger, Ltd.	363,800	11,645
	Equitrans Midstream Corp.	936,942	7,973

			945,591

American Funds Insurance Series 45

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	NextEra Energy, Inc.	1,280,000	$93,799
0.59%	PG&E Corp.[1]	5,296,610	53,867
	Xcel Energy, Inc.	680,000	44,798
	AES Corp.	1,397,884	36,443
	Ørsted AS	146,685	20,583

			249,490

Real estate	Equinix, Inc. REIT	84,384	67,727
0.22%	Pebblebrook Hotel Trust REIT	692,559	16,310
	Park Hotels & Resorts, Inc. REIT[1]	566,011	11,665

			95,702

	Total common stocks (cost: $18,214,511,000)		41,145,327

Preferred securities 0.17%
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	34,751
technology	PsiQuantum, Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
0.14%	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	2,112

			60,644

Health care	Grail, Inc., Series D, preferred shares[1,3,4,5]	1,864,884	11,115

0.03%	Total preferred securities (cost: $57,568,000)		71,759

Convertible bonds & notes 0.06%		Principal amount (000)
Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[3,4,5,6]	$41,866	25,195

0.06%	Total convertible bonds & notes (cost: $41,200,000)		25,195

Short-term securities 2.65%		Shares
Money market investments 2.57%
	Capital Group Central Cash Fund 0.04%[7,8]	10,876,313	1,087,632

Money market investments purchased with collateral from securities on loan 0.08%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	19,693,764	19,694
	Capital Group Central Cash Fund 0.04%[7,8,9]	159,204	15,920
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%[7,9]	104,567	104

			35,718

	Total short-term securities (cost: $1,123,347,000)		1,123,350

	Total investment securities 99.89% (cost: $19,436,626,000)		42,365,631
	Other assets less liabilities 0.11%		47,982

	Net assets 100.00%		$42,413,613

46 American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 2.61%
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%[7]	$1,623,691	$2,514,137		$3,050,080	$(13)	$(103)	$1,087,632	$479
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.04%[7,9]	—	15,920	[10]				15,920	—	[11]

Total short-term securities							1,103,552

Total 2.61%					$(13)	$(103)	$1,103,552	$479

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $38,885,000, which represented ..09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,791,000, which represented .27% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Rate represents the seven-day yield at 6/30/2021.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Verily Life Sciences LLC	12/21/2018	$37,000	$44,823	.10%

JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)	2/3/2020-5/3/2021	41,200	25,195	.06

PsiQuantum, Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.06

Grail, Inc., Series D, preferred shares	4/17/2020	9,526	11,115	.03

Stripe, Inc., Class B	5/6/2021	6,766	6,765	.02

Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,112	.00

Total private placement securities		$120,386	$113,791	.27%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series 47

International Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 94.86%		Shares	Value (000)
Financials	AIA Group, Ltd.	27,885,576	$346,581
20.00%	HDFC Bank, Ltd.	9,334,386	188,107
	HDFC Bank, Ltd. (ADR)	277,000	20,254
	Banco Santander, SA	52,040,526	198,666
	Kotak Mahindra Bank, Ltd.[1]	8,191,348	187,989
	ABN AMRO Bank NV1	14,394,921	173,965
	Deutsche Bank AG1	11,620,682	151,379
	BNP Paribas SA	1,964,000	123,124
	Barclays PLC	46,610,000	110,331
	Sberbank of Russia PJSC (ADR)	4,253,000	70,621
	XP, Inc., Class A1	1,291,559	56,247
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,761,500	46,638
	Ping An Insurance (Group) Company of China, Ltd., Class A	962,202	9,572
	Aegon NV2	12,263,736	50,881
	Axis Bank, Ltd.[1]	3,890,055	39,162
	Bajaj Finserv, Ltd.[1]	210,962	34,368
	Futu Holdings, Ltd. (ADR)[1]	165,300	29,604
	B3 SA-Brasil, Bolsa, Balcao	8,125,600	27,478
	KBC Groep NV	277,700	21,173
	FinecoBank SpA[1]	1,211,135	21,111
	Bajaj Finance, Ltd.[1]	244,400	19,780
	ING Groep NV	1,486,000	19,629
	Lufax Holding, Ltd. (ADR)[1,2]	1,655,427	18,706
	PICC Property and Casualty Co., Ltd., Class H	20,936,000	18,336
	IndusInd Bank, Ltd.[1]	941,500	12,874
	Allfunds Group PLC[1]	718,245	12,501

			2,009,077

Health care	Daiichi Sankyo Company, Ltd.	10,688,500	230,376
12.53%	WuXi Biologics (Cayman), Inc.[1]	11,584,200	212,309
	Olympus Corp.	5,290,400	105,146
	Fresenius SE & Co. KGaA	1,675,154	87,388
	Grifols, SA, Class A, non-registered shares[2]	2,691,000	72,879
	Grifols, SA, Class B (ADR)	793,690	13,770
	Chugai Pharmaceutical Co., Ltd.	2,007,200	79,533
	M3, Inc.	921,200	67,273
	WuXi AppTec Co., Ltd., Class A	2,367,360	57,372
	WuXi AppTec Co., Ltd., Class H	312,000	7,285
	Hikma Pharmaceuticals PLC	1,772,394	59,970
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	5,673,498	56,168
	Aier Eye Hospital Group Co., Ltd., Class A	4,612,081	50,664
	Notre Dame Intermédica Participações SA	2,760,862	47,143
	Alcon, Inc.	439,639	30,781
	CanSino Biologics, Inc., Class H1	440,000	23,382
	Merck KGaA	110,400	21,168
	Ping An Healthcare and Technology Co., Ltd., Class H1	1,293,000	16,103
	HOYA Corp.	95,000	12,596
	Ambu AS, Class B, non-registered shares	205,254	7,891
	NMC Health PLC[1,3,4]	449,500	6

			1,259,203

Industrials	Airbus SE, non-registered shares[1]	2,709,349	348,376
12.46%	Recruit Holdings Co., Ltd.	3,271,109	161,060
	Melrose Industries PLC	45,834,933	98,339
	NIBE Industrier AB, Class B	9,301,304	97,838
	Safran SA	701,300	97,227
	Ryanair Holdings PLC (ADR)[1]	787,400	85,204
	Ryanair Holdings PLC[1]	348,056	6,587
	International Consolidated Airlines Group SA (CDI)[1]	22,925,000	55,249
	MTU Aero Engines AG	182,000	45,082

48 American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	International Container Terminal Services, Inc.	12,890,350	$43,228
(continued)	ASSA ABLOY AB, Class B	1,432,047	43,138
	Brenntag SE	227,391	21,144
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	20,801
	SMC Corp.	34,700	20,505
	Nihon M&A Center, Inc.	657,010	17,038
	Rumo SA1	4,301,900	16,563
	CCR SA, ordinary nominative shares	5,580,000	15,089
	Bureau Veritas SA1	386,000	12,211
	Airports of Thailand PCL, foreign registered shares	6,239,500	12,074
	LIXIL Corp.	441,700	11,423
	Diploma PLC	253,700	10,191
	Ashtead Group PLC	121,000	8,978
	Alliance Global Group, Inc.	20,000,000	4,163

			1,251,508

Consumer	MercadoLibre, Inc.[1]	180,203	280,718
discretionary	Delivery Hero SE1	986,587	130,321
11.84%	Prosus NV	999,450	97,735
	Meituan, Class B1	2,368,100	97,722
	Sony Group Corp.	864,500	84,158
	Just Eat Takeaway (GBP denominated)[1]	452,560	41,894
	Just Eat Takeaway (EUR denominated)[1]	277,964	25,665
	LVMH Moët Hennessy-Louis Vuitton SE	67,873	53,222
	B2W - Cia. Digital, ordinary nominative shares[1]	3,734,000	49,744
	Evolution AB	305,145	48,221
	Kering SA	47,338	41,369
	Maruti Suzuki India, Ltd.	392,000	39,637
	Galaxy Entertainment Group, Ltd.[1]	4,108,000	32,883
	Naspers, Ltd., Class N	147,000	30,864
	Flutter Entertainment PLC (CDI)[1]	158,674	28,852
	Ferrari NV (EUR denominated)	111,135	22,929
	EssilorLuxottica	84,200	15,539
	H & M Hennes & Mauritz AB, Class B1	606,225	14,380
	adidas AG	37,538	13,972
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	817,781	13,551
	Bandai Namco Holdings, Inc.	146,442	10,160
	Pan Pacific International Holdings Corp.	417,200	8,660
	Astra International Tbk PT	19,726,000	6,720

			1,188,916

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	6,182,000	132,016
technology	ASML Holding NV	166,945	114,695
10.48%	PagSeguro Digital, Ltd., Class A1	1,671,400	93,465
	StoneCo, Ltd., Class A1	1,340,200	89,874
	Nomura Research Institute, Ltd.	2,361,700	78,124
	Nice, Ltd. (ADR)	302,700	74,906
	Atlassian Corp. PLC, Class A1	267,500	68,710
	Delta Electronics, Inc.	6,220,409	67,646
	Samsung Electronics Co., Ltd.	631,500	45,253
	Fujitsu Ltd.	222,500	41,658
	Keyence Corp.	77,200	38,963
	NXP Semiconductors NV	173,200	35,631
	Infineon Technologies AG	728,000	29,194
	Avast PLC	4,289,000	29,060
	Silergy Corp.	176,000	23,940
	Suse SA1,2	593,940	23,276
	Hexagon AB, Class B	1,272,600	18,855
	OBIC Co., Ltd.	87,900	16,386

American Funds Insurance Series 49

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information	Afterpay, Ltd.[1]	120,994	$10,723
technology	ASM International NV	31,648	10,395
(continued)	Xero, Ltd.[1]	95,031	9,771

			1,052,541

Materials	Vale SA, ordinary nominative shares (ADR)	20,069,542	457,786
7.74%	Vale SA, ordinary nominative shares	770,681	17,548
	First Quantum Minerals, Ltd.	6,680,300	153,966
	Linde PLC (EUR denominated)	207,300	59,817
	Shin-Etsu Chemical Co., Ltd.	184,400	30,840
	BASF SE	325,193	25,619
	Akzo Nobel NV	112,728	13,928
	Koninklijke DSM NV	58,300	10,881
	Yunnan Energy New Material Co., Ltd., Class A	141,500	5,127
	Ivanhoe Mines Ltd., Class A1	352,000	2,541

			778,053

Energy	Reliance Industries, Ltd.	12,705,735	360,788
7.33%	Reliance Industries, Ltd., interim shares	196,599	3,933
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	11,598,192	141,846
	Neste Oyj	1,576,125	96,510
	TotalEnergies SE	1,147,298	51,906
	Cenovus Energy ,Inc.	4,993,100	47,772
	Canadian Natural Resources, Ltd. (CAD denominated)	558,600	20,278
	Royal Dutch Shell PLC, Class A (GBP denominated)	530,100	10,609
	Royal Dutch Shell PLC, Class B	128,207	2,481

			736,123

Communication	Bilibili, Inc., Class Z (ADR)[1]	810,306	98,728
services	Bilibili, Inc., Class Z1	208,200	25,635
6.69%	Tencent Holdings, Ltd.	1,647,609	123,927
	Sea, Ltd., Class A (ADR)[1]	348,800	95,780
	Square Enix Holdings Co., Ltd.	1,385,200	68,702
	SoftBank Corp.	4,438,300	58,068
	SoftBank Group Corp.	690,548	48,328
	Bharti Airtel, Ltd.	6,504,615	46,000
	Kuaishou Technology, Class B1,3,5	1,378,100	31,810
	Kuaishou Technology, Class B1	130,900	3,284
	Yandex NV, Class A1	275,200	19,470
	Playtika Holding Corp.[1]	687,500	16,390
	Scout24 AG1	154,000	12,987
	Vivendi SA2	343,933	11,553
	América Móvil, SAB de CV, Series L (ADR)	409,657	6,145
	América Móvil, SAB de CV, Series L	2,139,900	1,610
	Z Holdings Corp.	766,200	3,840

			672,257

Consumer staples	Danone SA	813,500	57,269
2.90%	Kweichow Moutai Co., Ltd., Class A	141,840	45,148
	Treasury Wine Estates, Ltd.	4,942,835	43,296
	Heineken NV	201,973	24,476
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,219,603	24,051
	Swedish Match AB	2,705,450	23,071
	Shiseido Company, Ltd.	268,200	19,726
	Pernod Ricard SA	87,577	19,440

50 American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	CP ALL PCL, foreign registered shares	9,053,300	$16,954
(continued)	Chocoladefabriken Lindt & Sprüngli AG	102	10,682
	Dabur India, Ltd.	980,000	7,499

			291,612

Utilities	ENN Energy Holdings, Ltd.	11,219,800	213,578
2.72%	China Gas Holdings, Ltd.	19,477,800	59,455

			273,033

Real estate	Ayala Land, Inc.	23,109,600	17,067

0.17%	Total common stocks (cost: $6,403,582,000)		9,529,390

Preferred securities 1.83%
Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	6,336,898	74,839
1.18%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	7,331,500	43,380

			118,219

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	3,026,230	53,108

0.53%

Consumer	Volkswagen AG, nonvoting preferred shares	49,526	12,403
discretionary

0.12%	Total preferred securities (cost: $154,504,000)		183,730

Rights & warrants 0.26%
Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,5]	1,075,200	26,057

0.26%	Total rights & warrants (cost: $20,683,000)		26,057

Short-term securities 2.61%
Money market investments 2.45%
	Capital Group Central Cash Fund 0.04%[6,7]	2,456,390	245,639

Money market investments purchased with collateral from securities on loan 0.16%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]	9,073,099	9,073
	Capital Group Central Cash Fund 0.04%[6,7,8]	73,347	7,335
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]	48,175	48

			16,456

	Total short-term securities (cost: $262,071,000)		262,095

	Total investment securities 99.56% (cost: $6,840,840,000)		10,001,272
	Other assets less liabilities 0.44%		44,090

	Net assets 100.00%		$10,045,362

American Funds Insurance Series 51

International Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 2.52%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%[6]	$523,844	$2,062,229		$2,340,380	$(14)	$(40)	$245,639	$191
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[6,8]	—	7,335	[9]				7,335	—	[10]

Total short-term securities							252,974

Total 2.52%					$(14)	$(40)	$252,974	$191

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $18,837,000, which represented ..19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,873,000, which represented .58% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,867,000, which represented .58% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

52 American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 91.07%		Shares	Value (000)
Information	Microsoft Corp.	420,593	$113,939
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	4,068,000	86,872
19.77%	PayPal Holdings, Inc.[1]	283,183	82,542
	PagSeguro Digital, Ltd., Class A1	1,143,943	63,969
	Silergy Corp.	407,000	55,362
	Adobe, Inc.[1]	79,315	46,450
	ASML Holding NV	59,957	41,192
	Broadcom, Inc.	79,217	37,774
	StoneCo, Ltd., Class A1	494,347	33,151
	Keyence Corp.	64,800	32,705
	Cree, Inc.[1]	296,765	29,062
	Mastercard, Inc., Class A	75,781	27,667
	EPAM Systems, Inc.[1]	53,051	27,107
	Apple, Inc.	143,063	19,594
	Micron Technology, Inc.[1]	199,960	16,993
	Samsung Electronics Co., Ltd.	230,894	16,546
	Network International Holdings PLC[1]	2,750,461	13,914
	Accenture PLC, Class A	41,622	12,270
	Visa, Inc., Class A	45,465	10,631
	Kingdee International Software Group Co., Ltd.[1]	2,646,000	8,980
	Hexagon AB, Class B	559,454	8,289
	TELUS International (Cda), Inc., subordinate voting shares[1]	250,470	7,792
	Nice, Ltd. (ADR)	27,289	6,753
	Advanced Micro Devices, Inc.[1]	71,707	6,735
	Tokyo Electron, Ltd.	15,200	6,578
	Edenred SA	111,695	6,364
	Cognizant Technology Solutions Corp., Class A	87,831	6,083
	Nokia Corp.[1]	1,085,473	5,812
	NetEase, Inc.	244,700	5,544
	Trimble, Inc.[1]	65,051	5,323
	NXP Semiconductors NV	25,406	5,226
	MediaTek, Inc.	147,000	5,075
	Atlassian Corp. PLC, Class A1	18,809	4,831
	Logitech International SA	35,956	4,356
	Halma PLC	115,640	4,306
	Marvell Technology, Inc.	70,257	4,098
	GDS Holdings, Ltd., Class A1	398,400	3,946
	Globant SA1	16,962	3,718
	Autodesk, Inc.[1]	11,824	3,451
	ON Semiconductor Corp.[1]	77,914	2,982
	Aspen Technology, Inc.[1]	19,914	2,739
	Yeahka Ltd.[1]	398,400	2,506
	Chindata Group Holdings, Ltd., Class A (ADR)[1]	164,996	2,490
	OneConnect Financial Technology Co., Ltd. (ADR)[1]	187,563	2,254
	FleetCor Technologies, Inc.[1]	8,136	2,083
	VeriSign, Inc.[1]	8,923	2,032
	KLA Corp.	5,708	1,851
	Hamamatsu Photonics KK	29,000	1,749
	Intel Corp.	30,635	1,720
	Linklogis, Inc., Class B1	725,500	1,630
	SAP SE	11,071	1,560
	Elastic NV, non-registered shares[1]	10,295	1,501
	CMC Materials, Inc.	8,338	1,257
	Applied Materials, Inc.	8,266	1,177
	Infineon Technologies AG	28,823	1,156
	Amadeus IT Group SA, Class A, non-registered shares[1]	14,929	1,050
	Coforge, Ltd.	18,289	1,023
	Nu Holdings, Ltd., Class A1,2,3,4	12,397	496
	Fabrinet, non-registered shares[1]	4,700	450

			914,706

American Funds Insurance Series 53

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Zai Lab, Ltd. (ADR)[1]	373,043	$66,025
12.77%	Thermo Fisher Scientific, Inc.	93,089	46,961
	WuXi Biologics (Cayman), Inc.[1]	2,148,600	39,378
	Carl Zeiss Meditec AG, non-registered shares	197,151	38,093
	WuXi AppTec Co., Ltd., Class A	1,010,659	24,493
	WuXi AppTec Co., Ltd., Class H	525,200	12,264
	CanSino Biologics, Inc., Class H1	611,518	32,496
	Abbott Laboratories	240,086	27,833
	Notre Dame Intermédica Participações SA	1,412,658	24,122
	Pharmaron Beijing Co., Ltd., Class H	447,200	11,923
	Pharmaron Beijing Co., Ltd., Class A	258,000	8,664
	BeiGene, Ltd. (ADR)[1]	49,272	16,910
	BeiGene, Ltd.[1]	49,700	1,352
	AstraZeneca PLC	145,296	17,452
	PerkinElmer, Inc.	106,856	16,500
	Danaher Corp.	53,915	14,469
	BioMarin Pharmaceutical, Inc.[1]	167,372	13,966
	CSL, Ltd.	55,815	11,938
	Aier Eye Hospital Group Co., Ltd., Class A	1,001,253	10,999
	Jiangsu Hengrui Medicine Co., Ltd., Class A	958,177	10,079
	Koninklijke Philips NV	180,711	8,955
	Medtronic PLC	71,506	8,876
	Olympus Corp.	431,100	8,568
	Shionogi & Co., Ltd.	159,500	8,314
	Novo Nordisk A/S, Class B	94,388	7,908
	Straumann Holding AG	4,859	7,746
	Hypera SA, ordinary nominative shares	1,108,918	7,685
	Laurus Labs, Ltd.	816,515	7,565
	Asahi Intecc Co., Ltd.	296,700	7,093
	Hugel, Inc.[1]	28,025	5,963
	Pfizer, Inc.	141,271	5,532
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	550,859	5,454
	Zoetis, Inc., Class A	29,114	5,426
	Ping An Healthcare and Technology Co., Ltd., Class H1,5	394,900	4,918
	Grifols, SA, Class A, non-registered shares	177,368	4,804
	Eli Lilly and Company	18,928	4,344
	Hikma Pharmaceuticals PLC	122,808	4,155
	Hutchmed China Ltd. (HKD denominated)[1]	352,500	2,738
	Hutchison China MediTech Ltd. (ADR)[1]	24,790	973
	Alcon, Inc.	52,853	3,700
	Baxter International, Inc.	45,935	3,698
	HOYA Corp.	26,300	3,487
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	2,624
	bioMérieux SA	20,845	2,422
	Mettler-Toledo International, Inc.[1]	1,570	2,175
	OdontoPrev SA, ordinary nominative shares	818,190	2,143
	Rede D’Or Sao Luiz SA	139,666	1,938
	Alibaba Health Information Technology, Ltd.[1]	810,600	1,798
	Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,686
	Merck KGaA	6,156	1,180
	Novartis AG	9,955	907
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	350
	NMC Health PLC[1,2,3]	49,400	1

			591,043

Consumer	MercadoLibre, Inc.[1]	54,559	84,991
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	58,279	45,699
12.62%	General Motors Company[1]	669,943	39,641
	Meituan, Class B1	669,800	27,640
	Hermès International	18,887	27,513
	Li Ning Co., Ltd.	2,230,501	27,234

54 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Evolution AB	132,575	$20,950
discretionary	Galaxy Entertainment Group, Ltd.[1]	2,616,000	20,940
(continued)	Xpeng, Inc., Class A (ADR)[1]	448,338	19,915
	Pop Mart International Group, Ltd.[5]	1,895,721	18,800
	EssilorLuxottica	100,652	18,575
	Kering SA	14,165	12,379
	adidas AG	31,261	11,636
	JD Health International, Inc.[1]	722,450	10,356
	Booking Holdings, Inc.[1]	4,571	10,002
	China MeiDong Auto Holdings, Ltd.	1,816,000	9,905
	Naspers, Ltd., Class N	43,073	9,044
	Alibaba Group Holding, Ltd.[1]	210,800	5,973
	Alibaba Group Holding, Ltd. (ADR)[1]	13,490	3,059
	NIKE, Inc., Class B	56,614	8,746
	Marriott International, Inc., Class A1	63,151	8,621
	Zhongsheng Group Holdings, Ltd.	1,016,500	8,457
	YUM! Brands, Inc.	73,319	8,434
	Cie. Financière Richemont SA, Class A	68,251	8,258
	Delivery Hero SE1	57,692	7,621
	Gree Electric Appliances, Inc. of Zhuhai, Class A	933,746	7,529
	Wyndham Hotels & Resorts, Inc.	93,354	6,749
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	388,822	6,443
	Jumbo SA	362,261	6,095
	Huazhu Group, Ltd. (ADR)[1]	113,439	5,991
	Industria de Diseño Textil, SA	167,427	5,898
	Trip.com Group, Ltd. (ADR)[1]	164,455	5,832
	JD.com, Inc., Class A1	147,500	5,802
	Midea Group Co., Ltd., Class A	510,211	5,636
	IDP Education, Ltd.	263,377	4,847
	Astra International Tbk PT	13,071,600	4,453
	Samsonite International SA1	2,050,500	4,194
	Wynn Macau, Ltd.[1]	2,588,400	4,074
	Aptiv PLC[1]	24,248	3,815
	Lojas Americanas SA, ordinary nominative shares	885,022	3,676
	Airbnb, Inc., Class A1	20,039	3,069
	Domino’s Pizza, Inc.	6,251	2,916
	Maruti Suzuki India, Ltd.	27,343	2,765
	SAIC Motor Corp., Ltd., Class A1	791,400	2,691
	Inchcape PLC	236,248	2,511
	Suzuki Motor Corp.	57,200	2,420
	Shangri-La Asia, Ltd.[1]	2,212,000	2,165
	Flutter Entertainment PLC (CDI)[1]	11,607	2,111
	Wynn Resorts, Ltd.[1]	13,198	1,614
	Entain PLC[1]	57,643	1,392
	Stellantis NV	67,946	1,333
	Levi Strauss & Co., Class A	39,011	1,081
	Vivo Energy PLC	795,978	1,061
	Jiumaojiu International Holdings, Ltd.	239,000	977
	Cyrela Brazil Realty SA, ordinary nominative shares	119,389	560

			584,089

Financials	Kotak Mahindra Bank, Ltd.[1]	2,928,184	67,201
11.81%	HDFC Bank, Ltd.	2,839,911	57,230
	HDFC Bank, Ltd. (ADR)	74,181	5,424
	AIA Group, Ltd.	4,698,400	58,395
	Société Générale	1,173,681	34,598
	Sberbank of Russia PJSC (ADR)	1,459,582	24,255
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,218,300	21,728
	Ping An Insurance (Group) Company of China, Ltd., Class A	36,100	359
	Capitec Bank Holdings, Ltd.	182,970	21,609
	B3 SA-Brasil, Bolsa, Balcao	6,200,123	20,967

American Funds Insurance Series 55

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Bajaj Finance, Ltd.[1]	252,982	$20,475
(continued)	UniCredit SpA	1,573,395	18,563
	Banco Santander, SA	4,561,650	17,414
	ICICI Bank, Ltd. (ADR)[1]	796,728	13,624
	ICICI Bank, Ltd.[1]	358,668	3,044
	XP, Inc., Class A1	328,325	14,299
	S&P Global, Inc.	32,531	13,352
	Bajaj Finserv, Ltd.[1]	79,103	12,887
	TCS Group Holding PLC (GDR)	119,451	10,452
	TCS Group Holding PLC (GDR)[6]	20,618	1,804
	HDFC Life Insurance Company, Ltd.	1,223,937	11,301
	China Merchants Bank Co., Ltd., Class H	1,129,500	9,638
	Hong Kong Exchanges and Clearing, Ltd.	146,200	8,714
	Futu Holdings, Ltd. (ADR)[1]	46,495	8,327
	Moody’s Corp.	22,106	8,011
	Banco Bilbao Vizcaya Argentaria, SA	1,211,896	7,513
	Discovery Ltd.[1]	753,689	6,664
	Fairfax Financial Holdings, Ltd., subordinate voting shares	12,758	5,595
	Lufax Holding, Ltd. (ADR)[1,5]	490,068	5,538
	Eurobank Ergasias Services and Holdings SA1	5,022,665	5,062
	AU Small Finance Bank, Ltd.[1]	300,953	4,194
	DBS Group Holdings, Ltd.	189,073	4,191
	Bank Mandiri (Persero) Tbk PT	8,884,800	3,615
	Bank Rakyat Indonesia (Persero) Tbk PT	13,089,500	3,557
	UBS Group AG	218,535	3,344
	Alpha Services and Holdings SA1	2,425,814	3,101
	Chubb, Ltd.	14,630	2,325
	Axis Bank, Ltd.[1]	209,315	2,107
	China Construction Bank Corp., Class H	1,944,000	1,530
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,155,373	1,453
	Moscow Exchange MICEX-RTS PJSC	438,203	1,023
	Bank of the Philippine Islands	560,460	1,018
	Postal Savings Bank of China Co., Ltd., Class H1	1,477,000	995

			546,496

Communication	Tencent Holdings, Ltd.	1,028,800	77,382
services	Sea, Ltd., Class A (ADR)[1]	255,605	70,189
9.62%	Alphabet, Inc., Class C1	20,910	52,407
	Alphabet, Inc., Class A1	4,250	10,378
	Facebook, Inc., Class A1	164,340	57,143
	Bilibili, Inc., Class Z (ADR)[1]	211,464	25,765
	Bilibili, Inc., Class Z1	165,720	20,404
	Netflix, Inc.[1]	44,087	23,287
	Yandex NV, Class A1	298,519	21,120
	América Móvil, SAB de CV, Series L (ADR)	1,216,260	18,244
	Kuaishou Technology, Class B1,2,6	370,500	8,552
	Kuaishou Technology, Class B1	188,100	4,719
	Vodafone Group PLC	6,523,370	10,949
	Activision Blizzard, Inc.	108,885	10,392
	MTN Group, Ltd.[1]	990,170	7,158
	NetEase, Inc. (ADR)	55,315	6,375
	Bharti Airtel, Ltd.	852,173	6,026
	Indus Towers, Ltd.	1,812,264	5,819
	JCDecaux SA1	165,485	4,588
	JOYY Inc., Class A (ADR)	24,450	1,613
	Informa PLC[1]	180,371	1,252
	SoftBank Group Corp.	15,900	1,113

			444,875

56 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Vale SA, ordinary nominative shares (ADR)	2,480,659	$56,584
6.80%	Vale SA, ordinary nominative shares	2,323,898	52,913
	First Quantum Minerals, Ltd.	1,402,899	32,334
	Sika AG	68,997	22,558
	Asian Paints, Ltd.	482,025	19,407
	Freeport-McMoRan, Inc.	393,723	14,611
	Shin-Etsu Chemical Co., Ltd.	52,300	8,747
	Rio Tinto PLC	102,377	8,425
	Shree Cement, Ltd.[1]	22,712	8,404
	Koninklijke DSM NV	37,642	7,025
	Givaudan SA	1,508	7,013
	Barrick Gold Corp.	289,034	5,977
	CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	706,208	5,932
	BHP Group PLC	196,384	5,786
	Linde PLC	18,929	5,472
	LANXESS AG	75,618	5,184
	Alrosa PJSC	2,511,114	4,615
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	524,793	4,493
	CCL Industries, Inc., Class B, nonvoting shares	78,723	4,336
	Loma Negra Compania Industrial Argentina SA (ADR)	565,048	3,848
	AngloGold Ashanti, Ltd. (ADR)	112,446	2,089
	AngloGold Ashanti, Ltd.	70,895	1,318
	SIG Combibloc Group AG	115,777	3,146
	Arkema SA	22,838	2,865
	Impala Platinum Holdings, Ltd.	157,876	2,604
	Huntsman Corp.	97,795	2,594
	Chr. Hansen Holding A/S	26,439	2,386
	Gerdau SA (ADR)	360,285	2,126
	Celanese Corp.	13,955	2,116
	Amcor PLC (CDI)	162,847	1,848
	Umicore SA	29,864	1,824
	Albemarle Corp.	8,600	1,449
	BASF SE	17,068	1,345
	Asahi Kasei Corp.	120,900	1,328
	Anglo American PLC	22,331	887
	Ivanhoe Mines Ltd., Class A1	57,912	418
	Yunnan Energy New Material Co., Ltd., Class A	11,400	413
	Navin Fluorine International, Ltd.	5,332	269

			314,689

Industrials	Airbus SE, non-registered shares[1]	319,205	41,044
5.93%	Safran SA	153,091	21,224
	CCR SA, ordinary nominative shares	6,819,064	18,440
	IMCD NV	104,759	16,658
	DSV Panalpina A/S	66,744	15,565
	Wizz Air Holdings PLC[1]	236,177	15,254
	International Container Terminal Services, Inc.	4,079,710	13,681
	InPost SA1	613,724	12,318
	Nidec Corp.	105,300	12,203
	Copa Holdings, SA, Class A1	127,975	9,640
	Rumo SA1	2,492,542	9,597
	Shenzhen Inovance Technology Co., Ltd., Class A	730,019	8,390
	Ryanair Holdings PLC (ADR)[1]	74,848	8,099
	TransDigm Group, Inc.[1]	11,513	7,452
	SMC Corp.	12,100	7,150
	Centre Testing International Group Co., Ltd.	1,069,696	5,278
	Spirax-Sarco Engineering PLC	27,717	5,220
	Boeing Company[1]	20,316	4,867
	ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,508
	Fortive Corp.	62,884	4,386
	Epiroc AB, Class B	173,396	3,403

American Funds Insurance Series 57

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Interpump Group SpA	57,089	$3,381
(continued)	Daikin Industries, Ltd.	17,000	3,166
	Hitachi, Ltd.	52,900	3,029
	Fluidra, SA, non-registered shares[1]	74,421	2,952
	ABB, Ltd.	79,505	2,697
	Carrier Global Corp.	54,243	2,636
	Havells India, Ltd.	177,904	2,346
	Air Lease Corp., Class A	43,452	1,814
	Atlas Copco AB, Class B	34,211	1,799
	Komatsu, Ltd.	63,800	1,585
	Experian PLC	34,307	1,322
	Contemporary Amperex Technology Co., Ltd., Class A1	14,800	1,225
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	308,200	1,144
	Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	837
	China Merchants Port Holdings Co., Ltd.	44,000	64

			274,374

Consumer staples	Kweichow Moutai Co., Ltd., Class A	209,807	66,782
5.08%	Nestlé SA	115,164	14,341
	Bunge, Ltd.	163,719	12,795
	Anheuser-Busch InBev SA/NV	170,197	12,272
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	574,859	11,472
	Carlsberg A/S, Class B	53,713	10,012
	Pernod Ricard SA	44,752	9,934
	Raia Drogasil SA, ordinary nominative shares	1,529,164	7,597
	British American Tobacco PLC	177,641	6,880
	Avenue Supermarts, Ltd.[1]	137,253	6,175
	Reckitt Benckiser Group PLC	62,718	5,550
	Wal-Mart de México, SAB de CV, Series V	1,632,389	5,329
	ITC, Ltd.	1,887,463	5,147
	Heineken NV	40,609	4,921
	Constellation Brands, Inc., Class A	19,550	4,573
	United Spirits, Ltd.[1]	511,633	4,554
	Unilever PLC (EUR denominated)	72,965	4,271
	Shiseido Company, Ltd.	55,200	4,060
	Wuliangye Yibin Co., Ltd., Class A1	78,771	3,632
	Monde Nissin Corp.[1]	8,760,500	2,965
	China Feihe, Ltd.	1,342,000	2,897
	Kimberly-Clark de México, SAB de CV, Class A	1,587,474	2,817
	L’Oréal SA, non-registered shares	6,217	2,770
	Mondelez International, Inc.	39,158	2,445
	Philip Morris International, Inc.	23,692	2,348
	X5 Retail Group NV (GDR)[1]	65,840	2,305
	Herbalife Nutrition, Ltd.[1]	41,972	2,213
	Nongfu Spring Co., Ltd., Class H	434,805	2,181
	Fomento Económico Mexicano, SAB de CV	252,300	2,128
	Dabur India, Ltd.	240,307	1,839
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	318,900	1,818
	Danone SA	23,668	1,666
	Kimberly-Clark Corp.	10,828	1,449
	Yihai International Holding, Ltd.[5]	190,000	1,276
	Uni-Charm Corp.	20,600	829
	Diageo PLC	11,617	556
	Arca Continental, SAB de CV1	5,600	32

			234,831

Energy	Reliance Industries, Ltd.	2,721,572	77,281
3.10%	Reliance Industries, Ltd., interim shares	151,056	3,022
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,526,905	30,904
	Gazprom PJSC (ADR)	1,153,377	8,791

58 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	New Fortress Energy, Inc., Class A	145,420	$5,508
(continued)	Rosneft Oil Company PJSC (GDR)	675,946	5,232
	Chevron Corp.	36,633	3,837
	Royal Dutch Shell PLC, Class B	165,815	3,209
	Schlumberger, Ltd.	88,995	2,849
	TotalEnergies SE	60,026	2,716
	Thungela Resources Ltd.[1]	2,233	6

			143,355

Real estate	Shimao Services Holdings, Ltd.	5,650,187	19,539
1.94%	American Tower Corp. REIT	46,781	12,637
	ESR Cayman, Ltd.[1]	2,929,000	9,884
	BR Malls Participacoes SA, ordinary nominative shares[1]	4,247,895	8,660
	Longfor Group Holdings, Ltd.	1,391,500	7,796
	CK Asset Holdings, Ltd.	913,000	6,303
	China Resources Land, Ltd.	1,444,000	5,849
	Sunac Services Holdings, Ltd.	1,311,496	4,873
	KE Holdings, Inc., Class A (ADR)[1]	89,095	4,248
	CTP NV1	207,680	4,186
	Shimao Group Holdings, Ltd.	1,228,500	3,013
	Ayala Land, Inc.	3,874,200	2,861

			89,849

Utilities	ENN Energy Holdings, Ltd.	1,561,800	29,730
1.63%	China Gas Holdings Ltd.	4,740,600	14,470
	AES Corp.	520,975	13,582
	Engie SA	568,071	7,783
	China Resources Gas Group, Ltd.	1,016,000	6,098
	Enel SpA	387,890	3,602

			75,265

	Total common stocks (cost: $2,427,146,000)		4,213,572

Preferred securities 1.17%
Industrials	Azul SA, preferred nominative shares (ADR)[1]	344,485	9,094
0.30%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1,5]	849,684	3,922
	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1]	72,525	669

			13,685

Materials	Gerdau SA, preferred nominative shares	2,129,085	12,675

0.28%

Consumer	Volkswagen AG, nonvoting preferred shares	34,304	8,591
discretionary	Getir BV, Series H, preferred shares[1,2,3,4]	7,768	3,500

0.26%			12,091

Information	Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,2,3,4]	112,623	4,504
technology	Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,2,3,4]	19,235	769
0.13%	Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,2,3,4]	15,954	638
	Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,2,3,4]	1,101	44
	Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,2,3,4]	585	23

			5,978

American Funds Insurance Series 59

New World Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Real estate	QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares[1,2,3,4]	32,657	$5,258
0.11%	Ayala Land, Inc., preferred shares[1,2,3]	15,000,000	—	[7]

			5,258

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	179,977	3,158

0.07%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	182,615	1,081

0.02%	Total preferred securities (cost: $35,099,000)		53,926

Rights & warrants 0.19%
Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,6]	437,008	8,721

0.19%

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	144,354	97

discretionary	Total rights & warrants (cost: $2,776,000)		8,818

0.00%

Bonds, notes & other debt instruments 2.56%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.23%
	Abu Dhabi (Emirate of) 2.50% 2029[6]	$1,415	1,481
	Abu Dhabi (Emirate of) 1.70% 2031[6]	455	440
	Angola (Republic of) 8.25% 2028	200	209
	Angola (Republic of) 8.00% 2029[6]	2,800	2,880
	Angola (Republic of) 8.00% 2029	200	206
	Argentine Republic 1.00% 2029	384	147
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[8]	757	273
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[8]	4,190	1,337
	Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[8]	1,318	500
	Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[8]	5,900	2,115
	Armenia (Republic of) 7.15% 2025	490	558
	Bahrain (Kingdom of) 6.75% 2029[6]	500	550
	Belarus (Republic of) 6.875% 2023	1,775	1,768
	Belarus (Republic of) 5.875% 2026	230	213
	Belarus (Republic of) 7.625% 2027	335	328
	Colombia (Republic of) 4.50% 2026	830	908
	Colombia (Republic of) 3.25% 2032	900	884
	Colombia (Republic of) 7.375% 2037	600	791
	Colombia (Republic of) 4.125% 2051	350	333
	Costa Rica (Republic of) 4.375% 2025	234	243
	Costa Rica (Republic of) 6.125% 2031[6]	1,250	1,329
	Costa Rica (Republic of) 6.125% 2031	593	631
	Cote d’Ivoire (Republic of) 4.875% 2032	€150	178
	Dominican Republic 9.75% 2026	DOP18,150	360
	Dominican Republic 8.625% 2027[6]	$575	706
	Dominican Republic 11.375% 2029	DOP12,800	272
	Dominican Republic 4.50% 2030[6]	$180	184
	Dominican Republic 5.30% 2041[6]	303	303
	Dominican Republic 7.45% 2044[6]	1,125	1,359
	Dominican Republic 7.45% 2044	1,100	1,329
	Dominican Republic 6.85% 2045	100	113
	Dominican Republic 5.875% 2060[6]	280	280
	Egypt (Arab Republic of) 5.75% 2024[6]	450	480
	Egypt (Arab Republic of) 5.625% 2030	€260	311

60 American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (Arab Republic of) 5.875% 2031[6]	$365	$356
Egypt (Arab Republic of) 7.625% 2032[6]	1,140	1,213
Egypt (Arab Republic of) 8.50% 2047	1,200	1,254
Egypt (Arab Republic of) 8.15% 2059[6]	900	903
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	1,326
Export-Import Bank of India 3.25% 2030	1,180	1,201
Gabonese Republic 6.375% 2024	2,160	2,307
Georgia (Republic of) 2.75% 2026[6]	375	383
Ghana (Republic of) 7.875% 2027	200	212
Ghana (Republic of) 7.75% 2029[6]	1,125	1,153
Ghana (Republic of) 8.125% 2032	1,880	1,911
Guatemala (Republic of) 4.375% 2027	400	437
Honduras (Republic of) 6.25% 2027	1,600	1,754
Indonesia (Republic of) 6.625% 2037	700	968
Indonesia (Republic of) 5.25% 2042	840	1,049
Iraq (Republic of) 6.752% 2023	960	985
Jordan (Hashemite Kingdom of) 4.95% 2025[6]	600	625
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	1,530	1,649
Jordan (Hashemite Kingdom of) 5.75% 2027	200	215
Kazakhstan (Republic of) 6.50% 2045[6]	800	1,172
Kenya (Republic of) 7.25% 2028	400	443
Kenya (Republic of) 8.25% 2048[6]	2,200	2,427
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	103
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	301
Oman (Sultanate of) 4.875% 2025[6]	$202	212
Oman (Sultanate of) 6.25% 2031[6]	890	958
Pakistan (Islamic Republic of) 8.25% 2025[6]	410	455
Pakistan (Islamic Republic of) 6.00% 2026[6]	380	386
Pakistan (Islamic Republic of) 6.875% 2027[6]	1,050	1,093
Pakistan (Islamic Republic of) 7.875% 2036	400	412
Panama (Republic of) 3.75% 2026[6]	1,380	1,492
Panama (Republic of) 4.50% 2047	1,155	1,317
Panama (Republic of) 4.50% 2050	400	455
Panama (Republic of) 4.30% 2053	400	445
Paraguay (Republic of) 5.00% 2026[6]	500	571
Paraguay (Republic of) 4.70% 2027[6]	800	911
Paraguay (Republic of) 4.70% 2027	500	569
Paraguay (Republic of) 4.95% 2031	320	368
Peru (Republic of) 6.55% 2037	1,070	1,477
Peru (Republic of) 2.78% 2060	565	505
PETRONAS Capital, Ltd. 4.55% 2050[6]	400	495
Philippines (Republic of) 1.648% 2031	780	754
Philippines (Republic of) 6.375% 2034	820	1,159
Philippines (Republic of) 3.95% 2040	900	1,002
Philippines (Republic of) 2.95% 2045	990	958
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	260
Qatar (State of) 4.50% 2028[6]	3,000	3,546
Qatar (State of) 4.50% 2028	800	946
Romania 2.00% 2032	€1,375	1,652
Romania 2.00% 2033	530	625
Romania 5.125% 2048[6]	$720	884
Russian Federation 4.375% 2029[6]	800	903
Russian Federation 5.10% 2035	1,200	1,430
Russian Federation 5.25% 2047	1,000	1,259
Senegal (Republic of) 4.75% 2028	€1,100	1,364
Serbia (Republic of) 3.125% 2027	850	1,123
South Africa (Republic of) 5.875% 2030	$2,110	2,412
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	450	414
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,410	1,198
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	471
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	816

American Funds Insurance Series 61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	$800	$506
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]	500	316
	Tunisia (Republic of) 6.75% 2023	€310	357
	Tunisia (Republic of) 6.75% 2023	215	247
	Tunisia (Republic of) 5.625% 2024	710	787
	Tunisia (Republic of) 5.75% 2025	$875	819
	Turkey (Republic of) 6.375% 2025	475	498
	Turkey (Republic of) 11.875% 2030	600	831
	Turkey (Republic of) 5.875% 2031	1,170	1,140
	Turkey (Republic of) 4.875% 2043	1,295	1,035
	Turkey (Republic of) 5.75% 2047	2,205	1,890
	Ukraine 7.75% 2027	2,328	2,568
	Ukraine 9.75% 2028	700	836
	Ukraine 7.375% 2032	2,180	2,298
	United Mexican States 3.90% 2025	320	356
	United Mexican States 4.50% 2029	1,070	1,211
	United Mexican States 4.75% 2032	870	998
	United Mexican States 4.75% 2044	1,090	1,208
	United Mexican States 3.75% 2071	400	366
	United Mexican States, Series M, 7.50% 2027	MXN19,000	994
	Venezuela (Bolivarian Republic of) 7.00% 2018[9]	$64	6
	Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	124
	Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	94
	Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	9
	Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	141
	Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	32
	Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	13
	Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	7
	Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	18
	Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	33
	Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	11
	Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	11

			103,403

Corporate bonds, notes & loans 0.33%
Energy	Oleoducto Central SA 4.00% 2027[6]	255	263
0.10%	Petrobras Global Finance Co. 5.60% 2031	575	645
	Petrobras Global Finance Co. 6.75% 2050	110	129
	Petrobras Global Finance Co. 6.85% 2115	314	359
	Petróleos Mexicanos 6.875% 2025[6]	624	692
	Petróleos Mexicanos 6.875% 2026	755	826
	Petróleos Mexicanos 7.47% 2026	MXN2,800	126
	Petróleos Mexicanos 6.49% 2027	$910	962
	PTT Exploration and Production PCL 2.587% 2027[6]	320	332
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[6]	370	359

			4,693

Financials	Bangkok Bank PCL 3.733% 2034
0.06%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,185
	Power Financial Corp., Ltd. 5.25% 2028	425	478
	Power Financial Corp., Ltd. 6.15% 2028	432	512
	Power Financial Corp., Ltd. 4.50% 2029	273	293
	Power Financial Corp., Ltd. 3.35% 2031	310	304

			2,772

62 American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	AES Panama Generation Holdings SRL 4.375% 2030[6]	$280	$293
0.04%	Empresas Publicas de Medellin ESP 4.25% 2029[6]	412	409
	Empresas Publicas de Medellin ESP 4.375% 2031[6]	360	356
	State Grid Overseas Investment, Ltd. 3.50% 2027[6]	330	364
	State Grid Overseas Investment, Ltd. 4.25% 2028	200	230

			1,652

Communication	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
services	PLDT, Inc. 2.50% 2031	210	208
0.04%	Tencent Holdings, Ltd. 3.975% 2029	400	447
	Tencent Holdings, Ltd. 3.24% 2050[6]	580	569

			1,567

Consumer	Alibaba Group Holding, Ltd. 2.125% 2031	463	456
discretionary	Alibaba Group Holding, Ltd. 3.15% 2051	610	601
0.03%	MercadoLibre, Inc. 3.125% 2031	200	197
	Sands China, Ltd. 4.375% 2030	220	239

			1,493

Materials	Braskem Idesa SAPI 7.45% 2029	775	824
0.03%	Braskem Idesa SAPI 7.45% 2029[6]	300	319
	GC Treasury Center Co., Ltd. 2.98% 2031[6]	200	205

			1,348

Industrials	Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[6]	270	305
0.02%	Mexico City Airport Trust 4.25% 2026	675	735

			1,040

Consumer staples	MARB BondCo PLC 3.95% 2031[6]	600	579

0.01%	Total corporate bonds, notes & loans		15,144

	Total bonds, notes & other debt instruments (cost: $114,263,000)		118,547

Short-term securities 5.15%		Shares
Money market investments 5.09%
	Capital Group Central Cash Fund 0.04%[10,11]	2,354,521	235,452

Money market investments purchased with collateral from securities on loan 0.06%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	1,576,823	1,577
	Capital Group Central Cash Fund 0.04%[10,11,12]	12,747	1,275
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	8,373	8

			2,860

	Total short-term securities (cost: $238,326,000)		238,312

	Total investment securities 100.14% (cost: $2,817,610,000)		4,633,175
	Other assets less liabilities (0.14)%		(6,499)

	Net assets 100.00%		$4,626,676

American Funds Insurance Series 63

New World Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[13]	Value at 6/30/2021 (000)	[14]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	83	September 2021	$(8,300)		$(12,218)		$(157)
30 Year Ultra U.S. Treasury Bond Futures	Long	37	September 2021	3,700		7,130		147

								$(10)

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
USD3,426	EUR2,830	Citibank	7/16/2021	$69

Investments in affiliates11

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.12%
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%[10]	$224,497	$400,715		$389,733	$(5)	$(22)	$235,452	$115
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[10,12]	—	1,275	[15]				1,275	—	[16]

Total short-term securities							236,727

Total 5.12%					$(5)	$(22)	$236,727	$115

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,506,000, which represented .70% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

[5]

All or a portion of this security was on loan. The total value of all such securities was $11,836,000, which represented ..26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,217,000, which represented 1.22% of the net assets of the fund.

[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2021.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

64 American Funds Insurance Series

New World Fund (continued)

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	$ 3,831	$ 4,504	.10%

Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	654	769	.02

Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	543	638	.01

Nu Holdings, Ltd., Class A	1/27/2021	422	496	.01

Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	37	44	.00

Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	20	23	.00

QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares	5/26/2021	5,258	5,258	.11

Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500	.08

Total private placement securities		$14,265	$15,232	.33%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

HKD = Hong Kong dollars

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 65

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021	unaudited

Common stocks 96.47%		Shares	Value (000)
Information	Microsoft Corp.	2,106,009	$570,518
technology	Broadcom, Inc.	1,058,559	504,764
18.02%	Intel Corp.	2,929,736	164,475
	ASML Holding NV (New York registered) (ADR)	150,741	104,138
	Visa, Inc., Class A	343,359	80,284
	Apple, Inc.	572,719	78,440
	Fidelity National Information Services, Inc.	430,405	60,975
	Automatic Data Processing, Inc.	194,807	38,693
	Applied Materials, Inc.	250,964	35,737
	Mastercard, Inc., Class A	86,557	31,601
	KLA Corp.	94,273	30,564
	TE Connectivity, Ltd.	212,561	28,740
	NetApp, Inc.	296,805	24,285
	Paychex, Inc.	212,443	22,795
	Texas Instruments, Inc.	71,883	13,823
	Motorola Solutions, Inc.	59,914	12,992
	SAP SE (ADR)	77,408	10,873
	EPAM Systems, Inc.[1]	12,712	6,495
	Jack Henry & Associates, Inc.	24,063	3,935
	Analog Devices, Inc.	21,755	3,745
	Micron Technology, Inc.[1]	2,103	179

			1,828,051

Financials	BlackRock, Inc.	280,039	245,026
16.72%	JPMorgan Chase & Co.	1,306,812	203,262
	CME Group, Inc., Class A	806,892	171,610
	PNC Financial Services Group, Inc.	720,704	137,482
	Bank of America Corp.	2,381,587	98,193
	Capital One Financial Corp.	533,487	82,525
	Discover Financial Services	691,594	81,809
	Intercontinental Exchange, Inc.	633,491	75,195
	Marsh & McLennan Companies, Inc.	461,667	64,947
	Citigroup, Inc.	898,745	63,586
	Travelers Companies, Inc.	361,014	54,047
	Nasdaq, Inc.	300,423	52,814
	S&P Global, Inc.	127,999	52,537
	Truist Financial Corp.	912,671	50,653
	Toronto-Dominion Bank	710,883	49,797
	Bank of Nova Scotia	672,679	43,771
	Carlyle Group, Inc.	599,419	27,861
	Moody’s Corp.	73,483	26,628
	KeyCorp	1,118,961	23,107
	KKR & Co., Inc.	347,353	20,577
	Regions Financial Corp.	974,958	19,675
	Citizens Financial Group, Inc.	382,827	17,560
	Brookfield Asset Management, Inc., Class A	258,883	13,198
	Fifth Third Bancorp	289,822	11,080
	Everest Re Group, Ltd.	39,368	9,921
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	1,785	93

			1,696,954

Health care	UnitedHealth Group, Inc.	853,907	341,938
16.12%	CVS Health Corp.	2,219,520	185,197
	Johnson & Johnson	999,155	164,601
	Pfizer, Inc.	4,126,310	161,586
	Humana Inc.	272,364	120,581
	Gilead Sciences, Inc.	1,434,225	98,761
	AstraZeneca PLC (ADR)[2]	1,432,090	85,782
	Abbott Laboratories	643,053	74,549

66 American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)		Shares	Value (000)
Health care	Cigna Corp.	271,716	$64,416
(continued)	Eli Lilly and Company	248,426	57,019
	Danaher Corp.	211,449	56,744
	Anthem, Inc.	148,502	56,698
	Thermo Fisher Scientific, Inc.	58,001	29,260
	Baxter International, Inc.	350,367	28,205
	GlaxoSmithKline PLC (ADR)	661,074	26,324
	Merck & Co., Inc.	206,593	16,067
	Zoetis, Inc., Class A	64,934	12,101
	Novo Nordisk A/S, Class B (ADR)	141,459	11,850
	Medtronic PLC	88,527	10,989
	Edwards Lifesciences Corp.[1]	87,569	9,069
	Zimmer Biomet Holdings, Inc.	56,341	9,061
	Roche Holding AG (ADR)	181,439	8,526
	Viatris, Inc.	269,185	3,847
	Novartis AG (ADR)	29,792	2,718
	Organon & Co.[1]	11,153	337

			1,636,226

Industrials	Northrop Grumman Corp.	385,717	140,181
10.79%	Honeywell International, Inc.	598,303	131,238
	CSX Corp.	3,521,404	112,967
	Lockheed Martin Corp.	270,961	102,518
	Union Pacific Corp.	415,039	91,280
	Caterpillar, Inc.	340,203	74,038
	Norfolk Southern Corp.	243,333	64,583
	PACCAR, Inc.	678,643	60,569
	L3Harris Technologies, Inc.	233,927	50,563
	Raytheon Technologies Corp.	460,692	39,302
	ABB, Ltd. (ADR)	867,885	29,499
	Equifax, Inc.	114,445	27,411
	Waste Connections, Inc.	227,476	27,167
	Parker-Hannifin Corp.	85,730	26,329
	Emerson Electric Co.	222,632	21,426
	Republic Services, Inc.	188,596	20,747
	RELX PLC (ADR)	570,375	15,212
	HEICO Corp.	72,274	10,076
	Johnson Controls International PLC	137,777	9,456
	Cummins, Inc.	32,761	7,987
	United Parcel Service, Inc., Class B	38,200	7,944
	Rockwell Automation	26,600	7,608
	Air Lease Corp., Class A	170,858	7,132
	FedEx Corp.	22,467	6,703
	Nidec Corp. (ADR)	115,542	3,339

			1,095,275

Communication	Comcast Corp., Class A	7,979,670	455,001
services	Alphabet, Inc., Class C1	33,829	84,787
7.93%	Alphabet, Inc., Class A1	22,982	56,117
	Facebook, Inc., Class A1	258,277	89,805
	Verizon Communications, Inc.	1,562,147	87,527
	AT&T, Inc.	710,704	20,454
	Electronic Arts, Inc.	40,638	5,845
	Activision Blizzard, Inc.	51,183	4,885

			804,421

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)		Shares	Value (000)
Consumer	Home Depot, Inc.	599,482	$191,169
discretionary	General Motors Company[1]	1,964,542	116,242
6.16%	Darden Restaurants, Inc.	428,426	62,546
	VF Corp.	729,025	59,809
	Wynn Resorts, Ltd.[1]	417,851	51,103
	Amazon.com, Inc.[1]	7,475	25,715
	Dollar General Corp.	98,299	21,271
	Chipotle Mexican Grill, Inc.[1]	12,424	19,261
	TJX Companies, Inc.	237,016	15,980
	Marriott International, Inc., Class A1	93,824	12,809
	NIKE, Inc., Class B	81,576	12,603
	YUM! Brands, Inc.	105,908	12,183
	McDonald’s Corp.	34,091	7,875
	Starbucks Corp.	66,885	7,478
	Royal Caribbean Cruises, Ltd.[1]	71,567	6,103
	Domino’s Pizza, Inc.	6,418	2,994

			625,141

Consumer staples	Nestlé SA (ADR)	798,424	99,595
5.63%	Keurig Dr Pepper, Inc.	1,905,860	67,163
	Mondelez International, Inc.	959,448	59,908
	Conagra Brands, Inc.	1,466,412	53,348
	Archer Daniels Midland Company	842,092	51,031
	Hormel Foods Corp.	665,594	31,782
	Reckitt Benckiser Group PLC (ADR)	1,699,218	30,416
	Procter & Gamble Company	217,700	29,374
	Walgreens Boots Alliance, Inc.	528,193	27,788
	Kraft Heinz Company	679,313	27,702
	Church & Dwight Co., Inc.	290,397	24,748
	Unilever PLC (ADR)	384,674	22,504
	Costco Wholesale Corp.	45,675	18,072
	General Mills, Inc.	196,934	11,999
	Kimberly-Clark Corp.	51,092	6,835
	Danone (ADR)	426,506	6,001
	Kroger Co.	68,480	2,624

			570,890

Energy	Chevron Corp.	1,238,265	129,696
5.32%	Enbridge, Inc.	2,218,846	88,843
	Pioneer Natural Resources Company	473,437	76,943
	EOG Resources, Inc.	656,642	54,790
	Baker Hughes Co., Class A	2,372,089	54,250
	ConocoPhillips	876,699	53,391
	Exxon Mobil Corp.	500,717	31,585
	Cabot Oil & Gas Corp.	1,103,310	19,264
	Valero Energy Corp.	210,265	16,417
	TC Energy Corp.	293,686	14,543

			539,722

Materials	Dow Inc.	2,088,482	132,159
4.62%	LyondellBasell Industries NV	936,756	96,364
	Nucor Corp.	653,278	62,669
	Air Products and Chemicals, Inc.	131,758	37,904
	Rio Tinto PLC (ADR)	407,632	34,196
	Vulcan Materials Co.	184,643	32,141
	Linde PLC	64,217	18,565
	PPG Industries, Inc.	77,713	13,194

68 American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)		Shares	Value (000)
Materials	Huntsman Corp.	488,334	$12,951
(continued)	Packaging Corporation of America	85,423	11,568
	Corteva, Inc.	208,956	9,267
	Sherwin-Williams Company	27,139	7,394

			468,372

Utilities	Exelon Corp.	1,448,171	64,168
3.11%	Sempra Energy	455,337	60,323
	CMS Energy Corp.	603,614	35,662
	Xcel Energy, Inc.	533,292	35,133
	DTE Energy Company	265,640	34,427
	NextEra Energy, Inc.	320,714	23,502
	Public Service Enterprise Group, Inc.	289,506	17,295
	American Electric Power Company, Inc.	147,763	12,499
	Dominion Energy, Inc.	164,082	12,072
	Edison International	184,742	10,682
	Entergy Corp.	98,358	9,806

			315,569

Real estate	Digital Realty Trust, Inc. REIT	483,148	72,694
2.05%	Alexandria Real Estate Equities, Inc. REIT	204,208	37,154
	Regency Centers Corp. REIT	443,190	28,395
	Mid-America Apartment Communities, Inc. REIT	151,734	25,555
	American Tower Corp. REIT	75,937	20,514
	Boston Properties, Inc. REIT	121,984	13,978
	Extra Space Storage, Inc. REIT	61,459	10,068

			208,358

	Total common stocks (cost: $7,880,691,000)		9,788,979

Convertible stocks 0.57%
Utilities	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	263,600	12,906
0.26%	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	112,000	10,878
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,890

			26,674

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	8,921	13,161
0.17%	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	67,800	3,628

			16,789

Financials	KKR & Co., Inc., Series C, 6.00% convertible preferred shares	100,000	7,706

0.08%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,300	6,536

technology	Total convertible stocks (cost: $54,218,000)		57,705

0.06%

Short-term securities 3.68%
Money market investments 3.02%
	Capital Group Central Cash Fund 0.04%[3,4]	3,061,380	306,138

American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.66%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	37,307,569	$37,308
Capital Group Central Cash Fund 0.04%[3,4,5]	301,593	30,159
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	198,091	198

		67,665

Total short-term securities (cost: $373,792,000)		373,803

Total investment securities 100.72% (cost: $8,308,701,000)		10,220,487
Other assets less liabilities (0.72)%		(72,903)

Net assets 100.00%		$10,147,584

Investments in affiliates[4]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 3.32%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%[3]	$178,532	$1,511,735		$1,384,098	$(8)	$(23)	$306,138	$70

Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.04%[3,5]	–	30,159	[6]				30,159	–	[7]

Total short-term securities							336,297

Total 3.32%					$(8)	$(23)	$336,297	$70

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $73,663,000, which represented .73% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Rate represents the seven-day yield at 6/30/2021.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

70 American Funds Insurance Series

Capital World Growth and Income Fund

(formerly Global Growth and Income Fund)

Investment portfolio June 30, 2021	unaudited

Common stocks 94.60%		Shares	Value (000)
Information	Microsoft Corp.	292,716	$79,297
technology	Broadcom, Inc.	158,869	75,755
18.57%	Taiwan Semiconductor Manufacturing Company, Ltd.	3,370,800	71,983
	ASML Holding NV	63,381	43,544
	Tokyo Electron, Ltd.	61,300	26,530
	Apple, Inc.	112,632	15,426
	Mastercard, Inc., Class A	29,570	10,796
	Logitech International SA	76,108	9,221
	NetEase, Inc.	405,000	9,175
	Keyence Corp.	16,800	8,479
	Delta Electronics, Inc.	764,000	8,308
	Accenture PLC, Class A	28,048	8,268
	EPAM Systems, Inc.[1]	14,829	7,577
	Hexagon AB, Class B	381,021	5,645
	GlobalWafers Co., Ltd.	144,000	4,750
	Adobe, Inc.[1]	8,100	4,744
	Capgemini SE	21,421	4,115
	Fujitsu Ltd.	20,600	3,857
	OBIC Co., Ltd.	18,500	3,449
	Advanced Micro Devices, Inc.[1]	33,699	3,165
	Visa, Inc., Class A	13,175	3,081
	PayPal Holdings, Inc.[1]	10,315	3,007
	Applied Materials, Inc.	19,258	2,742
	Ceridian HCM Holding, Inc.[1]	26,904	2,581
	MediaTek, Inc.	68,000	2,348
	RingCentral, Inc., Class A1	8,065	2,343
	NortonLifeLock, Inc.	80,313	2,186
	ServiceNow, Inc.[1]	3,886	2,135
	Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	1,337	1,955
	Worldline SA, non-registered shares[1]	20,829	1,950
	Snowflake, Inc., Class A1	7,760	1,876
	Nomura Research Institute, Ltd.	50,700	1,677
	Samsung Electronics Co., Ltd.	20,872	1,496
	Micron Technology, Inc.[1]	10,560	897
	Atlassian Corp. PLC, Class A1	3,492	897
	SS&C Technologies Holdings, Inc.	12,082	871
	Afterpay, Ltd.[1]	9,714	861
	GDS Holdings, Ltd., Class A1	58,400	578
	Autodesk, Inc.[1]	1,003	293

			437,858

Financials	AIA Group, Ltd.	2,780,400	34,557
14.65%	Kotak Mahindra Bank, Ltd.[1]	869,039	19,944
	CME Group, Inc., Class A	92,036	19,574
	Zurich Insurance Group AG	47,087	18,891
	Toronto-Dominion Bank (CAD denominated)	249,135	17,459
	Sberbank of Russia PJSC (ADR)	927,306	15,398
	HDFC Bank, Ltd.	623,164	12,558
	HDFC Bank, Ltd. (ADR)	21,583	1,578
	JPMorgan Chase & Co.	83,900	13,050
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,097,500	10,750
	Ping An Insurance (Group) Company of China, Ltd., Class A	62,500	622
	S&P Global, Inc.	25,987	10,666
	HDFC Life Insurance Company, Ltd.	1,072,357	9,901
	ING Groep NV	736,557	9,729
	DNB ASA	445,505	9,707
	Lufax Holding, Ltd. (ADR)[1,2]	763,916	8,632
	Nasdaq, Inc.	47,618	8,371
	BlackRock, Inc.	8,911	7,797
	M&G PLC	2,415,609	7,649

American Funds Insurance Series      71

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)
Financials	KBC Groep NV	100,287	$7,646
(continued)	Citigroup, Inc.	104,865	7,419
	B3 SA-Brasil, Bolsa, Balcao	1,995,721	6,749
	PNC Financial Services Group, Inc.	34,777	6,634
	Intercontinental Exchange, Inc.	54,492	6,468
	Barclays PLC	2,633,650	6,234
	Discover Financial Services	50,737	6,002
	The Blackstone Group, Inc.	60,453	5,873
	Hong Kong Exchanges and Clearing, Ltd.	89,700	5,347
	St. James’s Place PLC	218,457	4,463
	American International Group, Inc.	87,991	4,188
	Tradeweb Markets, Inc., Class A	41,602	3,518
	Macquarie Group, Ltd.	29,731	3,488
	Bank of America Corp.	76,833	3,168
	Legal & General Group PLC	843,355	3,005
	Futu Holdings, Ltd. (ADR)[1]	16,335	2,926
	FinecoBank SpA[1]	157,067	2,738
	Banco Santander, SA	713,361	2,723
	BNP Paribas SA	41,532	2,604
	Berkshire Hathaway, Inc., Class B1	9,154	2,544
	Moody’s Corp.	6,973	2,527
	Power Corporation of Canada, subordinate voting shares	75,066	2,373
	National Bank of Canada	19,203	1,437
	AXA SA	56,201	1,425
	Bajaj Finance, Ltd.[1]	17,549	1,420
	Tryg A/S	48,816	1,198
	Swedbank AB, Class A	61,820	1,150
	Aegon NV2	226,986	942
	China Pacific Insurance (Group) Co., Ltd., Class H	286,000	901
	Marsh & McLennan Companies, Inc.	4,287	603
	BOC Hong Kong (Holdings), Ltd.	174,500	592
	Allfunds Group PLC[1]	12,918	225
	DBS Group Holdings, Ltd.	1,595	35

			345,398

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	52,716	41,337
discretionary	Amazon.com, Inc.[1]	10,466	36,005
12.15%	General Motors Company[1]	440,292	26,052
	Home Depot, Inc.	76,806	24,493
	MercadoLibre, Inc.[1]	10,746	16,740
	Flutter Entertainment PLC[1]	67,148	12,158
	Stellantis NV	503,618	9,880
	Midea Group Co., Ltd., Class A	696,900	7,698
	Ocado Group PLC[1]	267,420	7,410
	adidas AG	19,898	7,406
	Marriott International, Inc., Class A1	49,582	6,769
	Barratt Developments PLC	691,446	6,649
	Restaurant Brands International, Inc. (CAD denominated)[2]	98,950	6,376
	Restaurant Brands International, Inc.	2,330	150
	Chipotle Mexican Grill, Inc.[1]	4,023	6,237
	Kering SA	6,422	5,612
	Ferrari NV (EUR denominated)	25,598	5,281
	Shimano, Inc.	22,000	5,218
	Booking Holdings, Inc.[1]	2,007	4,392
	Cie. Financière Richemont SA, Class A	32,788	3,967
	Astra International Tbk PT	11,337,300	3,863
	NIKE, Inc., Class B	23,456	3,624
	Sony Group Corp.	35,000	3,407
	Moncler SpA	49,234	3,331
	Evolution AB	20,919	3,306

72 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)
Consumer	Naspers, Ltd., Class N	14,466	$3,037
discretionary	Nokian Renkaat Oyj	71,812	2,899
(continued)	Taylor Wimpey PLC	1,310,386	2,881
	DraftKings, Inc., Class A1	49,904	2,604
	EssilorLuxottica	13,319	2,458
	Just Eat Takeaway (GBP denominated)[1]	24,031	2,225
	Meituan, Class B1	52,200	2,154
	SAIC Motor Corp., Ltd., Class A1	626,400	2,130
	Industria de Diseño Textil, SA	60,428	2,129
	H & M Hennes & Mauritz AB, Class B1	77,418	1,836
	Wayfair Inc., Class A1	3,927	1,240
	Peloton Interactive, Inc., Class A1	7,728	958
	Domino’s Pizza Enterprises, Ltd.	8,633	780
	Tesla, Inc.[1]	1,085	737
	InterContinental Hotels Group PLC[1]	10,909	726
	Faurecia SA	5,839	286

			286,441

Health care	Abbott Laboratories	316,200	36,657
11.16%	UnitedHealth Group, Inc.	72,720	29,120
	Gilead Sciences, Inc.	377,811	26,016
	Novartis AG	242,534	22,103
	Amgen, Inc.	76,913	18,748
	Thermo Fisher Scientific, Inc.	33,122	16,709
	AstraZeneca PLC	98,167	11,791
	Stryker Corp.	39,293	10,206
	Sanofi	72,406	7,586
	Centene Corp.[1]	93,169	6,795
	Eli Lilly and Company	26,860	6,165
	Medtronic PLC	48,782	6,055
	Pfizer, Inc.	148,916	5,832
	Chugai Pharmaceutical Co., Ltd.	141,500	5,607
	Siemens Healthineers AG	76,722	4,701
	Coloplast A/S, Class B	26,296	4,315
	WuXi Biologics (Cayman), Inc.[1]	233,000	4,270
	Zimmer Biomet Holdings, Inc.	25,906	4,166
	Olympus Corp.	184,800	3,673
	PerkinElmer, Inc.	23,686	3,657
	Carl Zeiss Meditec AG, non-registered shares	17,531	3,387
	AbbVie, Inc.	25,247	2,844
	Baxter International, Inc.	30,945	2,491
	Intuitive Surgical, Inc.[1]	2,687	2,471
	Illumina, Inc.[1]	5,170	2,446
	Zoetis, Inc., Class A	12,774	2,381
	Cigna Corp.	7,371	1,747
	Alcon, Inc.	24,235	1,697
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	169,706	1,680
	M3, Inc.	22,000	1,607
	Vertex Pharmaceuticals, Inc.[1]	7,437	1,500
	Hypera SA, ordinary nominative shares	179,438	1,244
	GlaxoSmithKline PLC	57,137	1,122
	DexCom, Inc.[1]	2,076	886
	Insulet Corp.[1]	3,116	855
	CanSino Biologics, Inc., Class H1	11,200	595

			263,125

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)
Communication	Alphabet, Inc., Class C1	13,065	$32,745
services	Alphabet, Inc., Class A1	8,834	21,571
10.41%	Netflix, Inc.[1]	73,037	38,579
	Facebook, Inc., Class A1	101,781	35,390
	SoftBank Corp.	1,771,200	23,173
	Comcast Corp., Class A	361,394	20,607
	Yandex NV, Class A1	239,086	16,915
	Tencent Holdings, Ltd.	148,500	11,169
	Altice USA, Inc., Class A1	246,652	8,421
	SoftBank Group Corp.	89,000	6,229
	Bilibili, Inc., Class Z (ADR)[1]	24,613	2,999
	Bilibili, Inc., Class Z1	23,180	2,854
	Activision Blizzard, Inc.	50,869	4,855
	Sea, Ltd., Class A (ADR)[1]	13,375	3,673
	Cellnex Telecom, SA, non-registered shares	57,116	3,638
	Vivendi SA2	103,892	3,490
	Daily Mail and General Trust PLC, Class A, nonvoting shares	258,506	3,447
	Omnicom Group, Inc.	24,376	1,950
	ITV PLC[1]	1,096,106	1,904
	América Móvil, SAB de CV, Series L (ADR)	58,815	882
	Walt Disney Company[1]	3,716	653
	Indus Towers, Ltd.	98,788	317

			245,461

Industrials	Airbus SE, non-registered shares[1]	155,935	20,051
8.31%	CSX Corp.	596,814	19,146
	General Electric Co.	815,977	10,983
	Deere & Company	24,478	8,634
	Safran SA	61,889	8,580
	LIXIL Corp.	305,600	7,903
	Parker-Hannifin Corp.	25,409	7,803
	BAE Systems PLC	1,058,265	7,642
	Lockheed Martin Corp.	20,004	7,568
	Country Garden Services Holdings Co., Ltd.	591,000	6,386
	Stanley Black & Decker, Inc.	28,809	5,906
	VINCI SA	55,293	5,900
	Honeywell International, Inc.	25,632	5,622
	Raytheon Technologies Corp.	65,196	5,562
	TransDigm Group, Inc.[1]	7,424	4,805
	Compagnie de Saint-Gobain SA, non-registered shares	71,621	4,717
	Melrose Industries PLC	2,193,953	4,707
	Recruit Holdings Co., Ltd.	94,000	4,628
	Emerson Electric Co.	47,421	4,564
	Nidec Corp.	36,900	4,276
	Johnson Controls International PLC	57,412	3,940
	Bunzl PLC	96,986	3,205
	Eiffage SA	26,656	2,712
	Aena SME, SA, non-registered shares	15,922	2,611
	ASSA ABLOY AB, Class B	81,458	2,454
	Ryanair Holdings PLC (ADR)[1]	22,571	2,442
	Union Pacific Corp.	9,600	2,111
	Sydney Airport, units[1]	472,784	2,053
	Adecco Group AG	29,114	1,978
	RELX PLC	69,864	1,855
	SMC Corp.	3,100	1,832
	ACS, Actividades de Construcción y Servicios, SA	60,033	1,608
	Wizz Air Holdings PLC[1]	23,911	1,544
	AB Volvo, Class B	64,119	1,543
	ManpowerGroup, Inc.	12,744	1,515
	InPost SA1	72,793	1,461

74 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)
Industrials	Atlas Copco AB, Class B	27,077	$1,424
(continued)	L3Harris Technologies, Inc.	6,496	1,404
	Carrier Global Corp.	26,716	1,298
	Ritchie Bros. Auctioneers, Inc.	12,985	770
	Schneider Electric SE	3,633	572
	Otis Worldwide Corp.	4,082	334

			196,049

Consumer staples	Philip Morris International, Inc.	327,580	32,466
6.00%	Nestlé SA	140,236	17,463
	British American Tobacco PLC	375,918	14,560
	British American Tobacco PLC (ADR)	15,802	621
	Keurig Dr Pepper, Inc.	405,571	14,292
	Altria Group, Inc.	198,594	9,469
	Kweichow Moutai Co., Ltd., Class A	24,100	7,671
	Swedish Match AB	756,927	6,455
	Heineken NV	52,309	6,339
	Imperial Brands PLC	218,629	4,709
	Danone SA	56,010	3,943
	Kirin Holdings Company, Ltd.	200,600	3,911
	Constellation Brands, Inc., Class A	15,800	3,696
	Treasury Wine Estates, Ltd.	400,908	3,512
	Bunge, Ltd.	44,000	3,439
	Mondelez International, Inc.	33,312	2,080
	Conagra Brands, Inc.	50,345	1,832
	Pernod Ricard SA	6,779	1,505
	Thai Beverage PCL	2,419,500	1,215
	ITC, Ltd.	248,407	677
	Arca Continental, SAB de CV1	112,300	651
	Oatly Group AB (ADR)[1]	23,567	576
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	82,400	470

			141,552

Materials	Vale SA, ordinary nominative shares	1,379,408	31,408
5.71%	Vale SA, ordinary nominative shares (ADR)	986,518	22,503
	Rio Tinto PLC	287,922	23,694
	BHP Group PLC	362,100	10,669
	Fortescue Metals Group, Ltd.	508,556	8,902
	Linde PLC	20,634	5,965
	Freeport-McMoRan, Inc.	125,242	4,648
	Shin-Etsu Chemical Co., Ltd.	27,600	4,616
	HeidelbergCement AG	42,449	3,641
	Dow Inc.	47,755	3,022
	CRH PLC	51,660	2,603
	Akzo Nobel NV	20,294	2,507
	Amcor PLC (CDI)	165,731	1,880
	Albemarle Corp.	10,500	1,769
	Barrick Gold Corp. (CAD denominated)	79,724	1,649
	Koninklijke DSM NV	8,292	1,548
	Air Liquide SA, non-registered shares	6,629	1,161
	Evonik Industries AG	28,154	944
	Huntsman Corp.	31,500	835
	Lynas Rare Earths, Ltd.[1]	163,843	702

			134,666

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)
Energy	Canadian Natural Resources, Ltd. (CAD denominated)	535,070	$19,424
2.76%	EOG Resources, Inc.	119,710	9,989
	Gazprom PJSC (ADR)	1,097,013	8,361
	TC Energy Corp. (CAD denominated)	114,213	5,652
	BP PLC	994,134	4,332
	Chevron Corp.	40,379	4,229
	ConocoPhillips	57,341	3,492
	TotalEnergies SE	76,543	3,463
	Royal Dutch Shell PLC, Class B	147,294	2,851
	Suncor Energy, Inc.	88,930	2,130
	Reliance Industries, Ltd.	43,639	1,239

			65,162

Utilities	Enel SpA	1,613,152	14,981
2.72%	DTE Energy Company	76,995	9,979
	China Resources Gas Group, Ltd.	1,534,000	9,207
	Iberdrola, SA, non-registered shares	608,791	7,421
	Entergy Corp.	50,365	5,021
	E.ON SE	380,980	4,406
	NextEra Energy, Inc.	50,808	3,723
	Ørsted AS	14,147	1,985
	Engie SA	141,365	1,937
	China Gas Holdings, Ltd.	578,200	1,765
	Endesa, SA	64,074	1,554
	AES Corp.	52,478	1,368
	Power Grid Corporation of India, Ltd.	239,207	748

			64,095

Real estate	Crown Castle International Corp. REIT	89,497	17,461
2.16%	American Tower Corp. REIT	38,009	10,268
	Longfor Group Holdings, Ltd.	1,443,500	8,087
	Boston Properties, Inc. REIT	25,581	2,931
	VICI Properties, Inc. REIT	75,169	2,332
	Equinix, Inc. REIT	2,838	2,278
	Shimao Group Holdings, Ltd.	692,000	1,697
	CIFI Holdings (Group) Co., Ltd.	1,970,000	1,538
	Vonovia SE	17,384	1,124
	Sun Hung Kai Properties, Ltd.	67,000	998
	China Resources Land, Ltd.	206,000	834
	Iron Mountain, Inc. REIT	16,501	698
	China Resources Mixc Lifestyle Services, Ltd.	95,800	656
	Shimao Services Holdings, Ltd.	39,000	135

			51,037

	Total common stocks (cost: $1,685,564,000)		2,230,844

Preferred securities 0.90%
Consumer	Volkswagen AG, nonvoting preferred shares	44,378	11,114

discretionary 0.47%

Financials	Banco Bradesco SA, preferred nominative shares	1,072,017	5,546
0.25%	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	125
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	61,516	125

			5,796

76 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities (continued)		Shares	Value (000)
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	44,774	$2,930

technology 0.12%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	78,875	1,384

0.06%	Total preferred securities (cost: $20,947,000)		21,224

Rights & warrants 0.00%
Industrials 0.00%	ACS, Actividades de Construcción y Servicios, SA, rights, non-registered shares, expire 2021[1]	26,540	37

	Total rights & warrants (cost: $40,000)		37

Convertible stocks 0.23%
Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[3]	2,400	3,030

0.13%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,016	1,544

technology
0.06%

Utilities	DTE Energy Company, convertible preferred units, 6.25% 2022	20,000	989

0.04%	Total convertible stocks (cost: $5,446,000)		5,563

Convertible bonds & notes 0.20%		Principal amount (000)
Communication	Sea Ltd., convertibles notes, 2.375% 2025	$ 1,500	4,635

services	Total convertible bonds & notes (cost: $3,840,000)		4,635

0.20%

Bonds, notes & other debt instruments 0.37%
Corporate bonds, notes & loans 0.32%
Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,700
0.12%	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,048

			2,748

Consumer	Carnival Corp. 11.50% 2023[3]	800	901
discretionary	General Motors Company 5.40% 2023	300	331
0.11%	General Motors Financial Co. 5.20% 2023	300	323
	Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	800	923

			2,478

Energy	TransCanada PipeLines, Ltd. 5.10% 2049	800	1,052

0.04%

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	CenturyLink, Inc. 7.50% 2024	$ 400	$450
services	Sprint Corp. 7.25% 2021	500	508

0.04%			958

Consumer staples	JBS Investments GMBH II 7.00% 2026[3]	300	319

0.01%	Total corporate bonds, notes & loans		7,555

Bonds & notes of governments & government agencies outside the U.S. 0.05%
	United Mexican States, Series M, 8.00% 2023	MXN20,000	1,052

	Total bonds, notes & other debt instruments (cost: $8,537,000)		8,607

Short-term securities 4.24%		Shares
Money market investments 3.74%
	Capital Group Central Cash Fund 0.04%[4,5]	882,377	88,238

Money market investments purchased with collateral from securities on loan 0.50%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	6,422,520	6,422
	Capital Group Central Cash Fund 0.04%[4,5,6]	51,919	5,192
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	34,102	34

			11,648

	Total short-term securities (cost: $99,895,000)		99,886

	Total investment securities 100.54% (cost: $1,824,269,000)		2,370,796
	Other assets less liabilities (0.54)%		(12,619)

	Net assets 100.00%		$2,358,177

Investments in affiliates[5]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 3.96%
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%[4]	$66,489	$397,923		$376,162	$4	$(16)	$88,238	$26

Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.04%[4,6]	–	5,192	[7]				5,192	–	[8]

Total short-term securities							93,430

Total 3.96%					$4	$(16)	$93,430	$26

78 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $12,432,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,173,000, which represented .22% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2021.

5Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

See notes to financial statements.

American Funds Insurance Series	79

Growth-Income Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 96.66%		Shares	Value (000)
Information	Microsoft Corp.	10,424,024	$2,823,868
technology	Broadcom, Inc.	2,560,501	1,220,949
22.24%	Mastercard, Inc., Class A	1,741,921	635,958
	Visa, Inc., Class A	1,282,991	299,989
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	292,391
	Accenture PLC, Class A	991,200	292,196
	Adobe, Inc.[1]	453,373	265,513
	ASML Holding NV	234,068	160,810
	ASML Holding NV (New York registered) (ADR)	147,800	102,106
	Fidelity National Information Services, Inc.	1,268,981	179,777
	Intel Corp.	2,996,600	168,229
	Automatic Data Processing, Inc.	845,000	167,834
	Apple, Inc.	1,220,400	167,146
	ServiceNow, Inc.[1]	281,938	154,939
	Autodesk, Inc.[1]	530,000	154,707
	PayPal Holdings, Inc.[1]	498,649	145,346
	Concentrix Corp.[1]	868,198	139,606
	GoDaddy Inc., Class A1	1,402,444	121,956
	Ceridian HCM Holding, Inc.[1]	1,240,574	118,996
	StoneCo, Ltd., Class A1	1,659,500	111,286
	FleetCor Technologies, Inc.[1]	420,507	107,675
	Global Payments, Inc.	572,628	107,391
	Euronet Worldwide, Inc.[1]	763,602	103,354
	CDK Global, Inc.	2,042,800	101,507
	Cognizant Technology Solutions Corp., Class A	1,345,000	93,155
	MKS Instruments, Inc.	481,000	85,594
	Applied Materials, Inc.	517,400	73,678
	Shopify, Inc., Class A, subordinate voting shares[1]	48,000	70,127
	Atlassian Corp. PLC, Class A1	247,800	63,650
	Texas Instruments, Inc.	308,278	59,282
	Fiserv, Inc.[1]	536,700	57,368
	QUALCOMM, Inc.	375,195	53,627
	Micron Technology, Inc.[1]	629,500	53,495
	Amphenol Corp., Class A	772,000	52,812
	Dye & Durham, Ltd.	1,322,100	50,800
	KLA Corp.	155,000	50,253
	Samsung Electronics Co., Ltd.	570,000	40,846
	Lam Research Corp.	62,390	40,597
	Analog Devices, Inc.	231,000	39,769
	Trimble, Inc.[1]	413,300	33,820
	NetEase, Inc.	1,093,900	24,782
	VeriSign, Inc.[1]	61,000	13,889
	Arista Networks, Inc.[1]	32,500	11,775

			9,112,848

Communication	Facebook, Inc., Class A1	5,728,392	1,991,819
services	Alphabet, Inc., Class A1	408,780	998,155
16.78%	Alphabet, Inc., Class C1	358,167	897,681
	Netflix, Inc.[1]	2,577,884	1,361,664
	Comcast Corp., Class A	14,034,950	800,273
	Charter Communications, Inc., Class A1	573,127	413,482
	Electronic Arts, Inc.	1,168,000	167,993
	Tencent Holdings, Ltd.	1,782,100	134,043
	Walt Disney Company[1]	300,000	52,731
	Vodafone Group PLC	20,000,000	33,570
	Activision Blizzard, Inc.	262,939	25,095

			6,876,506

80 American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	UnitedHealth Group, Inc.	2,609,900	$1,045,108
11.31%	Abbott Laboratories	6,794,592	787,697
	Gilead Sciences, Inc.	7,260,400	499,951
	Amgen, Inc.	1,036,000	252,525
	Novo Nordisk A/S, Class B	2,446,056	204,929
	AstraZeneca PLC	1,249,112	150,033
	AstraZeneca PLC (ADR)[2]	721,200	43,200
	Anthem, Inc.	463,288	176,883
	Thermo Fisher Scientific, Inc.	336,353	169,680
	AbbVie, Inc.	1,296,036	145,986
	GlaxoSmithKline PLC	6,402,300	125,706
	PerkinElmer, Inc.	743,500	114,804
	Merck & Co., Inc.	1,377,900	107,159
	Medtronic PLC	860,000	106,752
	Royalty Pharma PLC, Class A	2,557,706	104,840
	Baxter International, Inc.	995,800	80,162
	Edwards Lifesciences Corp.[1]	712,289	73,772
	Eli Lilly and Company	248,703	57,082
	Zimmer Biomet Holdings, Inc.	342,366	55,059
	AmerisourceBergen Corp.	475,400	54,429
	NovoCure, Ltd.[1]	193,600	42,944
	Vertex Pharmaceuticals, Inc.[1]	192,000	38,713
	Roche Holding AG, nonvoting non-registered shares	93,081	35,065
	Seagen, Inc.[1]	215,292	33,990
	Stryker Corp.	117,135	30,424
	Ultragenyx Pharmaceutical, Inc.[1]	315,000	30,035
	Humana Inc.	65,300	28,910
	Allogene Therapeutics, Inc.[1]	800,000	20,864
	Vir Biotechnology, Inc.[1]	258,400	12,217
	Organon & Co.[1]	118,490	3,586

			4,632,505

Industrials	Carrier Global Corp.	8,800,613	427,710
10.29%	CSX Corp.	8,801,100	282,339
	Woodward, Inc.	2,204,500	270,889
	Northrop Grumman Corp.	733,200	266,467
	Raytheon Technologies Corp.	2,574,145	219,600
	Equifax, Inc.	893,208	213,932
	Airbus SE, non-registered shares[1]	1,617,590	207,994
	TransDigm Group, Inc.[1]	302,520	195,818
	Meggitt PLC[1]	30,279,152	193,174
	Waste Connections, Inc.	1,516,231	181,084
	Union Pacific Corp.	697,700	153,445
	TFI International, Inc.	1,671,259	152,402
	BWX Technologies, Inc.	2,357,405	137,012
	Norfolk Southern Corp.	482,759	128,129
	General Dynamics Corp.	593,975	111,822
	Waste Management, Inc.	767,700	107,563
	Old Dominion Freight Line, Inc.	405,000	102,789
	L3Harris Technologies, Inc.	446,960	96,610
	General Electric Co.	7,022,250	94,520
	Honeywell International, Inc.	409,067	89,729
	Air Lease Corp., Class A	2,097,300	87,541
	Lockheed Martin Corp.	230,000	87,021
	Fortive Corp.	1,085,000	75,668
	Safran SA	539,713	74,825
	ITT, Inc.	750,836	68,769
	Ryanair Holdings PLC (ADR)[1]	445,550	48,213
	Ryanair Holdings PLC[1]	611,907	11,580
	Fastenal Co.	635,000	33,020
	Montana Aerospace AG1	658,516	27,721

American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Cummins, Inc.	100,000	$24,381
(continued)	Caterpillar, Inc.	101,600	22,111
	Otis Worldwide Corp.	268,100	21,923

			4,215,801

Financials	JPMorgan Chase & Co.	4,619,132	718,460
10.10%	PNC Financial Services Group, Inc.	1,531,486	292,146
	Marsh & McLennan Companies, Inc.	1,744,801	245,459
	Intercontinental Exchange, Inc.	2,000,990	237,518
	CME Group, Inc., Class A	1,078,500	229,375
	Aon PLC, Class A	882,200	210,634
	Chubb, Ltd.	1,239,153	196,951
	Nasdaq, Inc.	1,095,500	192,589
	BlackRock, Inc.	205,800	180,069
	S&P Global, Inc.	433,338	177,864
	Moody’s Corp.	425,900	154,333
	Travelers Companies, Inc.	931,955	139,523
	American International Group, Inc.	2,851,000	135,708
	Arthur J. Gallagher & Co.	966,650	135,408
	Discover Financial Services	1,019,080	120,547
	KeyCorp	4,886,953	100,916
	Bank of America Corp.	2,445,755	100,838
	Hong Kong Exchanges and Clearing, Ltd.	1,659,500	98,916
	State Street Corp.	1,077,260	88,637
	Power Corporation of Canada, subordinate voting shares	2,443,100	77,219
	Charles Schwab Corp.	879,000	64,000
	B3 SA-Brasil, Bolsa, Balcao	15,096,000	51,050
	Truist Financial Corp.	870,732	48,326
	Wells Fargo & Company	981,600	44,457
	Webster Financial Corp.	823,516	43,926
	Citizens Financial Group, Inc.	728,750	33,428
	UBS Group AG	1,343,666	20,563

			4,138,860

Consumer	Amazon.com, Inc.[1]	380,560	1,309,187
discretionary	General Motors Company[1]	8,736,000	516,909
8.77%	Home Depot, Inc.	813,961	259,564
	Wyndham Hotels & Resorts, Inc.	3,132,634	226,458
	Royal Caribbean Cruises, Ltd.[1]	1,925,400	164,198
	Hilton Worldwide Holdings, Inc.[1]	1,177,320	142,008
	Burlington Stores, Inc.[1]	381,458	122,826
	Dollar Tree Stores, Inc.[1]	1,105,278	109,975
	MercadoLibre, Inc.[1]	70,000	109,045
	Kering SA	101,695	88,871
	Chipotle Mexican Grill, Inc.[1]	53,110	82,339
	Lowe’s Companies, Inc.	345,000	66,920
	Peloton Interactive, Inc., Class A1	465,000	57,669
	Hasbro, Inc.	558,000	52,742
	Thor Industries, Inc.	440,200	49,743
	Dollar General Corp.	223,710	48,409
	McDonald’s Corp.	198,000	45,736
	Aptiv PLC[1]	233,000	36,658
	YUM! Brands, Inc.	196,630	22,618
	Starbucks Corp.	199,000	22,250
	Marriott International, Inc., Class A1	161,200	22,007
	Booking Holdings, Inc.[1]	8,100	17,724
	Wynn Resorts, Ltd.[1]	105,122	12,857
	Airbnb, Inc., Class A1	39,731	6,084

			3,592,797

82 American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Linde PLC	1,010,978	$292,274
4.88%	Vale SA, ordinary nominative shares (ADR)	9,206,039	209,990
	Vale SA, ordinary nominative shares	3,404,848	77,526
	LyondellBasell Industries NV	2,453,100	252,350
	Celanese Corp.	1,250,900	189,636
	Air Products and Chemicals, Inc.	602,306	173,271
	Dow Inc.	2,550,000	161,364
	International Flavors & Fragrances, Inc.	1,075,001	160,605
	Freeport-McMoRan, Inc.	3,803,000	141,129
	Sherwin-Williams Company	475,300	129,496
	Rio Tinto PLC	1,020,655	83,992
	PPG Industries, Inc.	295,550	50,176
	Barrick Gold Corp.	2,373,000	49,074
	Allegheny Technologies, Inc.[1]	1,458,734	30,415

			2,001,298

Consumer staples	Philip Morris International, Inc.	5,342,126	529,458
4.39%	Keurig Dr Pepper, Inc.	10,054,335	354,315
	British American Tobacco PLC	4,663,859	180,642
	Reckitt Benckiser Group PLC	1,275,000	112,824
	Anheuser-Busch InBev SA/NV	1,358,211	97,934
	Nestlé SA	731,589	91,104
	Mondelez International, Inc.	1,436,300	89,682
	Molson Coors Beverage Company, Class B, restricted voting shares[1]	1,620,313	86,995
	Clorox Co.	300,000	53,973
	Herbalife Nutrition, Ltd.[1]	849,000	44,768
	Church & Dwight Co., Inc.	424,500	36,176
	General Mills, Inc.	428,800	26,127
	Pernod Ricard SA	117,200	26,015
	Constellation Brands, Inc., Class A	100,700	23,553
	Lamb Weston Holdings, Inc.	291,727	23,531
	Kraft Heinz Company	567,200	23,130

			1,800,227

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	288,528
3.02%	EOG Resources, Inc.	3,255,400	271,631
	Chevron Corp.	2,127,065	222,789
	ConocoPhillips	2,699,104	164,375
	TC Energy Corp. (CAD denominated)	1,821,019	90,111
	Equitrans Midstream Corp.	9,950,307	84,677
	Baker Hughes Co., Class A	3,492,424	79,872
	Exxon Mobil Corp.	500,000	31,540
	Weatherford International[1]	128,424	2,337

			1,235,860

Real estate	Equinix, Inc. REIT	524,200	420,723
2.56%	Crown Castle International Corp. REIT	1,561,966	304,740
	MGM Growth Properties LLC REIT, Class A	3,996,000	146,333
	VICI Properties, Inc. REIT	2,887,318	89,565
	Digital Realty Trust, Inc. REIT	592,500	89,147

			1,050,508

Utilities	Enel SpA	23,794,069	220,971
2.32%	AES Corp.	5,403,200	140,861
	Endesa, SA	5,162,847	125,253
	Sempra Energy	750,000	99,360
	Exelon Corp.	1,576,100	69,837
	CenterPoint Energy, Inc.	2,840,104	69,639

American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Entergy Corp.	634,900	$63,300
(continued)	CMS Energy Corp.	918,200	54,247
	Edison International	522,800	30,228
	PG&E Corp.[1]	2,840,000	28,883
	Xcel Energy, Inc.	423,300	27,887
	American Electric Power Company, Inc.	250,600	21,198

			951,664

	Total common stocks (cost: $22,103,914,000)		39,608,874

Convertible stocks 1.06%
Health care	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	141,370
0.57%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	61,857	91,256

			232,626

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	156,217

technology
0.38%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	42,644

discretionary
0.10%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	4,280

0.01%	Total convertible stocks (cost: $314,563,000)		435,767

Bonds, notes & other debt instruments 0.04%		Principal amount (000)
Corporate bonds, notes & loans 0.04%
Energy	Weatherford International PLC 8.75% 2024[3]	$1,982	2,077
0.02%	Weatherford International PLC 11.00% 2024[3]	5,280	5,498

			7,575

Industrials	Boeing Company 4.875% 2025	4,706	5,275

0.02%

Consumer	General Motors Financial Co. 4.30% 2025	160	177
discretionary	General Motors Financial Co. 5.25% 2026	827	956

0.00%			1,133

	Total corporate bonds, notes & loans		13,983

	Total bonds, notes & other debt instruments (cost: $12,691,000)		13,983

Short-term securities 2.57%		Shares
Money market investments 2.40%
	Capital Group Central Cash Fund 0.04%[4,5]	9,823,658	982,367

84 American Funds Insurance Series

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	38,305,963	$38,305
Capital Group Central Cash Fund 0.04%[4,5,6]	309,664	30,967
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	203,392	203

		69,475

Total short-term securities (cost: $1,051,746,000)		1,051,842

Total investment securities 100.33% (cost: $23,482,914,000)		41,110,466
Other assets less liabilities (0.33)%		(133,519)

Net assets 100.00%		$40,976,947

Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 2.47%
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%[4]	$1,005,764	$4,245,629		$4,268,866	$(52)	$(108)	$982,367	$486

Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[4,6]	–	30,967	[7]				30,967	–	[8]

Total short-term securities							1,013,334

Total 2.47%					$(52)	$(108)	$1,013,334	$486

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $75,628,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,575,000, which represented .02% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2021.

5Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	85

International Growth and Income Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 94.32%		Shares	Value (000)
Financials	HDFC Bank, Ltd.	2,309,600	$46,543
17.54%	ING Groep NV	3,359,189	44,372
	AIA Group, Ltd.	2,338,600	29,066
	Zurich Insurance Group AG	54,100	21,704
	DNB ASA	825,000	17,975
	Sberbank of Russia PJSC (ADR)	999,000	16,589
	Moscow Exchange MICEX-RTS PJSC	5,665,000	13,223
	B3 SA-Brasil, Bolsa, Balcao	3,906,000	13,209
	Aegon NV	2,483,308	10,303
	Great-West Lifeco, Inc. (CAD denominated)[1]	248,102	7,370
	PICC Property and Casualty Co., Ltd., Class H	7,905,000	6,923
	Fairfax Financial Holdings, Ltd., subordinate voting shares	15,600	6,841
	Allfunds Group PLC[2]	99,470	1,731

			235,849

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	48,000	37,638
discretionary	Prosus NV	345,500	33,786
13.51%	Sony Group Corp.	224,700	21,874
	Naspers, Ltd., Class N	95,400	20,030
	Taylor Wimpey PLC	6,878,250	15,124
	Flutter Entertainment PLC (CDI)[2]	73,000	13,274
	Kering SA	14,379	12,566
	Galaxy Entertainment Group, Ltd.[2]	1,345,000	10,766
	Ferrari NV (EUR denominated)	50,000	10,316
	Alibaba Group Holding, Ltd.[2]	221,000	6,262

			181,636

Health care	Daiichi Sankyo Company, Ltd.	1,359,000	29,292
9.84%	Aier Eye Hospital Group Co., Ltd., Class A	2,610,189	28,673
	Richter Gedeon Nyrt.	642,232	17,098
	Fresenius SE & Co. KGaA	283,701	14,800
	HOYA Corp.	85,000	11,270
	Novartis AG	113,564	10,349
	Chugai Pharmaceutical Co., Ltd.	228,900	9,070
	GlaxoSmithKline PLC	386,500	7,589
	Teva Pharmaceutical Industries, Ltd. (ADR)[2]	417,000	4,128
	NMC Health PLC[2,3,4]	304,610	4

			132,273

Materials	Vale SA, ordinary nominative shares	1,712,500	38,993
9.45%	Vale SA, ordinary nominative shares (ADR)	424,300	9,678
	Rio Tinto PLC	455,900	37,517
	Linde PLC	53,000	15,322
	Air Liquide SA, non-registered shares	79,200	13,867
	Akzo Nobel NV	93,955	11,609

			126,986

Communication	SoftBank Corp.	4,691,700	61,383
services	Yandex NV, Class A2	397,400	28,116
9.29%	Tencent Holdings, Ltd.	209,500	15,758
	Bilibili, Inc., Class Z (ADR)[2]	69,200	8,431
	SoftBank Group Corp.	106,600	7,461
	Rightmove PLC	423,500	3,804

			124,953

86 American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Airbus SE, non-registered shares[2]	246,912	$31,749
8.65%	Ryanair Holdings PLC (ADR)[2]	179,000	19,370
	Singapore Technologies Engineering, Ltd.	5,270,000	15,167
	Shanghai International Airport Co., Ltd., Class A	2,012,496	14,991
	Komatsu, Ltd.	445,000	11,057
	LIXIL Corp.	385,000	9,956
	Aena SME, SA, non-registered shares	52,450	8,601
	Recruit Holdings Co., Ltd.	108,400	5,337

			116,228

Information	ASML Holding NV	47,800	32,840
technology	Avast PLC	3,804,000	25,774
8.58%	Taiwan Semiconductor Manufacturing Company, Ltd.	1,010,000	21,568
	Nice, Ltd. (ADR)	73,400	18,163
	SUMCO Corp.	692,000	16,974

			115,319

Consumer staples	Imperial Brands PLC	1,848,572	39,815
7.27%	Treasury Wine Estates, Ltd.	2,607,742	22,842
	Philip Morris International, Inc.	140,000	13,875
	Pernod Ricard SA	39,400	8,746
	British American Tobacco PLC	216,802	8,397
	Kirin Holdings Company, Ltd.	209,500	4,085

			97,760

Utilities	ENN Energy Holdings, Ltd.	1,150,000	21,891
4.30%	Enel SpA	1,522,000	14,134
	Iberdrola, SA, non-registered shares	632,578	7,711
	E.ON SE	636,000	7,356
	SSE PLC	325,350	6,753

			57,845

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)	792,000	15,851
3.18%	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	9,892
	Canadian Natural Resources, Ltd.	92,000	3,338
	Cenovus Energy ,Inc.	935,000	8,946
	TotalEnergies SE	104,750	4,739

			42,766

Real estate	China Resources Mixc Lifestyle Services, Ltd.	2,193,461	15,015
2.71%	Sun Hung Kai Properties, Ltd.	747,000	11,132
	Embassy Office Parks REIT	2,191,000	10,328

			36,475

	Total common stocks (cost: $890,370,000)		1,268,090

Preferred securities 0.97%
Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	591,100	6,981
0.97%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	1,031,250	6,102

	Total preferred securities (cost: $7,450,000)		13,083

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Bonds, notes & other debt instruments 0.64%		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.35%
	Brazil (Federative Republic of) 10.00% 2025	BRL22,000	$4,668

Corporate bonds, notes & loans 0.29%
Health care	Teva Pharmaceutical Finance Co. BV 3.15% 2026	$ 1,060	1,010
0.29%	Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	1,018
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	1,808	1,855

	Total bonds, notes & other debt instruments (cost: $9,567,000)		8,551

Short-term securities 5.09%		Shares
Money market investments 5.04%
	Capital Group Central Cash Fund 0.04%[6,7]	677,760	67,776

Money market investments purchased with collateral from securities on loan 0.05%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]	349,750	350
	Capital Group Central Cash Fund 0.04%[6,7,8]	2,827	282
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]	1,857	2

			634

	Total short-term securities (cost: $68,407,000)		68,410

	Total investment securities 101.02% (cost: $975,794,000)		1,358,134
	Other assets less liabilities (1.02)%		(13,681)

	Net assets 100.00%		$1,344,453

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 5.06%
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%[6]	$31,755	$345,022		$308,992	$(6)	$(3)	$67,776	$19

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.04%[6,8]	–	282	[9]				282	–	[10]

Total short-term securities							68,058

Total 5.06%					$(6)	$(3)	$68,058	$19

88 American Funds Insurance Series

International Growth and Income Fund (continued)

1All or a portion of this security was on loan. The total value of all such securities was $671,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2Security did not produce income during the last 12 months.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,000, which represented less than .01% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,855,000, which represented .14% of the net assets of the fund.

6Rate represents the seven-day yield at 6/30/2021.

7Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Represents net activity. Refer to Note 5 for more information on securities lending.

10Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series	89

Capital Income Builder

Investment portfolio June 30, 2021	unaudited

Common stocks 77.82%		Shares	Value (000)
Financials	JPMorgan Chase & Co.	83,343	$12,963
15.52%	Toronto-Dominion Bank (CAD denominated)	183,760	12,878
	Zurich Insurance Group AG	32,066	12,865
	Münchener Rückversicherungs-Gesellschaft AG	35,343	9,679
	PNC Financial Services Group, Inc.	50,003	9,539
	CME Group, Inc., Class A	36,313	7,723
	DNB ASA	254,365	5,542
	Power Corporation of Canada, subordinate voting shares	169,999	5,373
	DBS Group Holdings, Ltd.	239,306	5,305
	Principal Financial Group, Inc.	80,612	5,094
	Great-West Lifeco, Inc. (CAD denominated)	164,724	4,893
	American International Group, Inc.	97,550	4,643
	Ping An Insurance (Group) Company of China, Ltd., Class H	382,500	3,746
	Ping An Insurance (Group) Company of China, Ltd., Class A	60,300	600
	Intesa Sanpaolo SpA	1,467,194	4,053
	Hong Kong Exchanges and Clearing, Ltd.	67,600	4,029
	ING Groep NV	285,107	3,766
	Kaspi.kz JSC[1]	34,518	3,659
	Citigroup, Inc.	42,591	3,013
	KeyCorp	142,937	2,952
	Truist Financial Corp.	47,621	2,643
	Tryg A/S	106,254	2,608
	AIA Group, Ltd.	188,800	2,347
	Citizens Financial Group, Inc.	42,181	1,935
	Moscow Exchange MICEX-RTS PJSC	800,276	1,868
	East West Bancorp, Inc.	24,733	1,773
	PICC Property and Casualty Co., Ltd., Class H	2,012,000	1,762
	B3 SA-Brasil, Bolsa, Balcao	490,029	1,657
	National Bank of Canada	19,938	1,492
	U.S. Bancorp	25,853	1,473
	Travelers Companies, Inc.	9,654	1,445
	Swedbank AB, Class A	73,840	1,374
	China Merchants Bank Co., Ltd., Class H	160,500	1,370
	China Pacific Insurance (Group) Co., Ltd., Class H	420,950	1,326
	State Street Corp.	15,793	1,299
	Franklin Resources, Inc.	37,676	1,205
	BNP Paribas SA	15,079	945
	UBS Group AG	57,964	887
	Sberbank of Russia PJSC (ADR)	51,961	863
	Discover Financial Services	6,895	816
	Everest Re Group, Ltd.	3,090	779
	BlackRock, Inc.	827	724
	Webster Financial Corp.	13,504	720
	Euronext NV	6,323	688
	Banco Santander, SA	171,144	653
	Morgan Stanley	7,109	652
	Marsh & McLennan Companies, Inc.	4,495	632
	KBC Groep NV	8,123	619
	EFG International AG	57,297	470
	BOC Hong Kong (Holdings), Ltd.	127,000	431
	Wells Fargo & Company	8,520	386
	The Blackstone Group, Inc.	2,505	243
	South State Corp.	2,444	200
	Cullen/Frost Bankers, Inc.	1,550	174
	Skandinaviska Enskilda Banken AB, Class A	11,929	154
	IIFL Wealth Management, Ltd.	8,122	127
	TISCO Financial Group PCL, foreign registered shares	31,200	86
	Vontobel Holding AG	376	29

			161,170

90 American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Information	Broadcom, Inc.	73,782	$35,182
technology	Microsoft Corp.	75,404	20,427
9.58%	Taiwan Semiconductor Manufacturing Company, Ltd.	539,800	11,527
	GlobalWafers Co., Ltd.	168,000	5,541
	Intel Corp.	88,986	4,996
	NetApp, Inc.	46,632	3,815
	Vanguard International Semiconductor Corp.	857,700	3,632
	KLA Corp.	7,476	2,424
	Automatic Data Processing, Inc.	11,545	2,293
	Paychex, Inc.	20,222	2,170
	Texas Instruments, Inc.	9,708	1,867
	Apple, Inc.	8,270	1,133
	QUALCOMM, Inc.	7,229	1,033
	Tokyo Electron, Ltd.	2,100	909
	Tripod Technology Corp.[2]	171,000	829
	Western Union Company	32,607	749
	International Business Machines Corp.	2,145	314
	BE Semiconductor Industries NV	2,742	233
	SINBON Electronics Co., Ltd.[2]	20,000	197
	FDM Group (Holdings) PLC	12,913	182

			99,453

Consumer staples	Philip Morris International, Inc.	266,353	26,398
9.20%	British American Tobacco PLC	353,229	13,681
	Nestlé SA	53,596	6,674
	General Mills, Inc.	96,775	5,897
	Altria Group, Inc.	121,956	5,815
	PepsiCo, Inc.	37,238	5,518
	Unilever PLC (GBP denominated)	81,677	4,780
	Coca-Cola Company	78,070	4,224
	Carlsberg A/S, Class B	18,594	3,466
	Imperial Brands PLC	149,897	3,228
	Danone SA	43,107	3,035
	Keurig Dr Pepper, Inc.	60,055	2,116
	ITC, Ltd.	772,549	2,107
	Kraft Heinz Company	49,619	2,023
	Anheuser-Busch InBev SA/NV	23,574	1,700
	Kimberly-Clark Corp.	9,419	1,260
	Reckitt Benckiser Group PLC	10,484	928
	Vector Group, Ltd.	62,743	887
	Procter & Gamble Company	5,682	767
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	78,800	449
	Viscofan, SA, non-registered shares	3,213	224
	Scandinavian Tobacco Group A/S	10,343	211
	Hilton Food Group PLC	9,039	137

			95,525

Health care	Amgen, Inc.	79,720	19,432
8.31%	Gilead Sciences, Inc.	250,519	17,251
	AbbVie, Inc.	87,233	9,826
	GlaxoSmithKline PLC	457,135	8,976
	Novartis AG	76,224	6,946
	Medtronic PLC	49,665	6,165
	AstraZeneca PLC	40,350	4,846
	Abbott Laboratories	29,261	3,392
	UnitedHealth Group, Inc.	6,641	2,659
	Merck & Co., Inc.	27,010	2,101
	Roche Holding AG, nonvoting non-registered shares	5,287	1,992

American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Eli Lilly and Company	5,987	$1,374
(continued)	Royalty Pharma PLC, Class A	31,087	1,274
	Organon & Co.[2]	1,852	56

			86,290

Real estate	Crown Castle International Corp. REIT	140,260	27,365
7.41%	VICI Properties, Inc. REIT	312,915	9,707
	Digital Realty Trust, Inc. REIT	49,293	7,417
	Gaming and Leisure Properties, Inc. REIT	113,388	5,253
	Link Real Estate Investment Trust REIT	476,818	4,621
	Federal Realty Investment Trust REIT	23,928	2,804
	MGM Growth Properties LLC REIT, Class A	68,972	2,526
	CK Asset Holdings, Ltd.	300,000	2,071
	TAG Immobilien AG	57,556	1,826
	Longfor Group Holdings, Ltd.	321,000	1,798
	Equinix, Inc. REIT	1,936	1,554
	Charter Hall Group REIT	129,795	1,511
	American Tower Corp. REIT	4,320	1,167
	Embassy Office Parks REIT	200,200	944
	CTP NV2	42,585	858
	Powergrid Infrastructure Investment Trust[2]	555,500	847
	Americold Realty Trust REIT	21,956	831
	Sun Hung Kai Properties, Ltd.	55,255	823
	Alexandria Real Estate Equities, Inc. REIT	4,454	810
	Mindspace Business Parks REIT	201,600	767
	Kimco Realty Corp. REIT	35,988	750
	China Resources Land, Ltd.	132,000	535
	PSP Swiss Property AG	1,512	192

			76,977

Utilities	Enel SpA	1,036,440	9,625
6.97%	Iberdrola, SA, non-registered shares	736,018	8,972
	DTE Energy Company	57,440	7,444
	E.ON SE	608,464	7,037
	Power Grid Corporation of India, Ltd.	1,687,070	5,275
	Duke Energy Corp.	44,351	4,378
	Exelon Corp.	96,088	4,258
	Dominion Energy, Inc.	53,419	3,930
	Southern Co.	53,857	3,259
	Entergy Corp.	27,180	2,710
	China Gas Holdings, Ltd.	631,600	1,928
	SSE PLC	91,281	1,895
	Engie SA	135,934	1,862
	National Grid PLC	144,076	1,835
	AES Corp.	62,187	1,621
	Endesa, SA	61,633	1,495
	Public Service Enterprise Group, Inc.	18,838	1,125
	Sempra Energy	6,993	927
	Edison International	9,921	574
	Power Assets Holdings, Ltd.	89,000	546
	Centrica PLC[2]	609,025	434
	Keppel Infrastructure Trust	908,536	375
	Guangdong Investment, Ltd.	220,000	316
	Ratch Group PCL, foreign registered shares	205,400	293
	CMS Energy Corp.	2,685	159
	NextEra Energy, Inc.	1,381	101

			72,374

92 American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Energy	TC Energy Corp. (CAD denominated)	150,611	$7,453
5.02%	TC Energy Corp.	45,730	2,264
	Chevron Corp.	91,856	9,621
	Canadian Natural Resources, Ltd. (CAD denominated)	199,048	7,226
	EOG Resources, Inc.	48,393	4,038
	Enbridge, Inc. (CAD denominated)	98,420	3,940
	Gazprom PJSC (ADR)	490,038	3,735
	ConocoPhillips	58,458	3,560
	TotalEnergies SE	65,989	2,986
	Royal Dutch Shell PLC, Class B	100,799	1,951
	Royal Dutch Shell PLC, Class B (ADR)	6,718	261
	BP PLC	355,878	1,551
	Equitrans Midstream Corp.	181,336	1,543
	Schlumberger, Ltd.	30,694	983
	Exxon Mobil Corp.	11,940	753
	Petronet LNG, Ltd.	96,578	293

			52,158

Materials	Vale SA, ordinary nominative shares (ADR)	455,362	10,387
4.76%	Vale SA, ordinary nominative shares	214,692	4,888
	Rio Tinto PLC	99,773	8,211
	BHP Group PLC	225,415	6,642
	LyondellBasell Industries NV	45,568	4,688
	Fortescue Metals Group, Ltd.	141,754	2,481
	Air Products and Chemicals, Inc.	8,081	2,325
	Dow Inc.	34,546	2,186
	Evonik Industries AG	49,826	1,671
	Asahi Kasei Corp.	146,600	1,611
	BASF SE	18,155	1,430
	Linde PLC	4,289	1,240
	Celanese Corp.	5,378	815
	Nexa Resources SA	43,598	382
	WestRock Co.	6,230	331
	Amcor PLC (CDI)	17,918	203

			49,491

Communication	Comcast Corp., Class A	217,877	12,423
services	SoftBank Corp.	690,000	9,028
4.61%	BCE, Inc.	124,515	6,140
	Verizon Communications, Inc.	70,618	3,957
	Koninklijke KPN NV	1,032,627	3,225
	HKT Trust and HKT, Ltd., units	1,927,240	2,626
	TELUS Corp.	103,494	2,321
	Indus Towers, Ltd.	450,711	1,447
	Nippon Telegraph and Telephone Corp.	45,100	1,175
	Vodafone Group PLC	659,561	1,107
	WPP PLC	80,334	1,083
	ITV PLC[2]	501,633	871
	Omnicom Group, Inc.	8,748	700
	ProSiebenSat.1 Media SE	33,506	666
	HKBN, Ltd.	526,000	637
	Zegona Communications PLC	128,515	264
	Sanoma Oyj	10,670	177

			47,847

Industrials	Raytheon Technologies Corp.	136,972	11,685
3.89%	VINCI SA	27,538	2,938
	Lockheed Martin Corp.	7,666	2,900
	BOC Aviation, Ltd.	340,200	2,870

American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Singapore Technologies Engineering, Ltd.	961,100	$2,766
(continued)	RELX PLC	93,520	2,483
	Trinity Industries, Inc.	72,684	1,954
	ABB, Ltd.	54,575	1,852
	Waste Management, Inc.	11,665	1,634
	Union Pacific Corp.	5,919	1,302
	CCR SA, ordinary nominative shares	448,936	1,214
	Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	47,238	971
	United Parcel Service, Inc., Class B	4,361	907
	Cummins, Inc.	3,685	898
	BAE Systems PLC	124,017	896
	Caterpillar, Inc.	2,653	577
	Deutsche Post AG	7,139	486
	ALD SA	27,810	417
	General Dynamics Corp.	2,115	398
	Melrose Industries PLC	111,714	240
	Honeywell International, Inc.	1,058	232
	L3Harris Technologies, Inc.	1,056	228
	Norfolk Southern Corp.	811	215
	Atlas Corp.	11,760	168
	Mitsubishi Corp.	4,400	120
	Stanley Black & Decker, Inc.	429	88

			40,439

Consumer	Home Depot, Inc.	13,586	4,332
discretionary	McDonald’s Corp.	15,471	3,574
2.55%	Industria de Diseño Textil, SA	65,535	2,309
	Kering SA	2,610	2,281
	Starbucks Corp.	19,872	2,222
	Midea Group Co., Ltd., Class A	183,600	2,028
	Cie. Financière Richemont SA, Class A	15,382	1,861
	Hasbro, Inc.	17,588	1,662
	Taylor Wimpey PLC	655,324	1,441
	YUM! Brands, Inc.	8,899	1,024
	LVMH Moët Hennessy-Louis Vuitton SE	1,167	915
	Gree Electric Appliances, Inc. of Zhuhai, Class A	98,638	795
	VF Corp.	9,432	774
	Sands China, Ltd.[2]	148,400	625
	SAIC Motor Corp., Ltd., Class A2	129,318	440
	Inchcape PLC	12,146	129
	Thule Group AB	2,169	96

			26,508

	Total common stocks (cost: $605,347,000)		808,232

Preferred securities 0.20%
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	30,801	2,016

technology	Total preferred securities (cost: $1,193,000)		2,016

0.20%

Rights & warrants 0.00%
Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	7,130	5

discretionary	Total rights & warrants (cost: $0)		5

0.00%

94 American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks 1.07%		Shares	Value (000)
Utilities	NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	$1,656
0.40%	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	776
	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	202
	AES Corp., convertible preferred units, 6.875% 2024	8,659	931
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	573

			4,138

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,124	3,228

technology
0.31%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	1,745	2,575

0.25%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[3]	7,000	845

0.08%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	348

discretionary	Total convertible stocks (cost: $8,553,000)		11,134

0.03%

Investment funds 2.94%
	Capital Group Central Corporate Bond Fund[4]	3,019,249	30,524

	Total investment funds (cost: $30,464,000)		30,524

Convertible bonds & notes 0.05%		Principal amount (000)
Consumer	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	$ 392	536

discretionary	Total convertible bonds & notes (cost: $395,000)		536

0.05%

Bonds, notes & other debt instruments 14.41%
U.S. Treasury bonds & notes 7.85%
U.S. Treasury	U.S. Treasury 0.125% 2022	15,750	15,756
6.31%	U.S. Treasury 0.125% 2022	5,850	5,852
	U.S. Treasury 0.125% 2022	2,600	2,600
	U.S. Treasury 0.125% 2022	1,625	1,624
	U.S. Treasury 0.125% 2023	2,200	2,198
	U.S. Treasury 0.125% 2023	2,000	1,997
	U.S. Treasury 0.125% 2023	1,125	1,123
	U.S. Treasury 0.125% 2023	1,025	1,024
	U.S. Treasury 0.375% 2025	907	897
	U.S. Treasury 0.75% 2026	7,803	7,764
	U.S. Treasury 0.75% 2026	3,850	3,828
	U.S. Treasury 0.75% 2026	1	1
	U.S. Treasury 1.875% 2026	6,300	6,608
	U.S. Treasury 2.00% 2026[5]	2,800	2,955
	U.S. Treasury 0.50% 2027	2,900	2,813
	U.S. Treasury 1.25% 2028	1,350	1,355

American Funds Insurance Series	95

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 1.625% 2031	$ 66		$67
(continued)	U.S. Treasury 1.125% 2040[5]	2,400		2,070
	U.S. Treasury 1.875% 2051[5]	5,328		5,074

				65,606

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	620		648
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	1,147		1,220
securities	U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	1,461		1,545
1.54%	U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	684		736
	U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	190		205
	U.S. Treasury Inflation-Protected Security 0.50% 2024[6]	554		598
	U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	670		722
	U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	1,137		1,228
	U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	2,896		3,154
	U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,920		2,109
	U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,641		1,807
	U.S. Treasury Inflation-Protected Security 0.125% 2051[5,6]	1,820		1,995

				15,967

	Total U.S. Treasury bonds & notes			81,573

Mortgage-backed obligations 3.44%
Federal agency	Fannie Mae Pool #695412 5.00% 2033[7]	–	[8]	–	[8]
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 2035[7]	2		2
obligations	Fannie Mae Pool #AC0794 5.00% 2039[7]	8		10
2.77%	Fannie Mae Pool #931768 5.00% 2039[7]	2		2
	Fannie Mae Pool #AE0311 3.50% 2040[7]	13		14
	Fannie Mae Pool #932606 5.00% 2040[7]	4		5
	Fannie Mae Pool #AJ1873 4.00% 2041[7]	7		8
	Fannie Mae Pool #AE1248 5.00% 2041[7]	11		13
	Fannie Mae Pool #AE1274 5.00% 2041[7]	8		9
	Fannie Mae Pool #AE1277 5.00% 2041[7]	5		6
	Fannie Mae Pool #AE1283 5.00% 2041[7]	3		3
	Fannie Mae Pool #AE1290 5.00% 2042[7]	6		6
	Fannie Mae Pool #AT3954 3.50% 2043[7]	4		4
	Fannie Mae Pool #AT0300 3.50% 2043[7]	2		3
	Fannie Mae Pool #AY1829 3.50% 2044[7]	4		4
	Fannie Mae Pool #AW8240 3.50% 2044[7]	1		1
	Fannie Mae Pool #BJ5015 4.00% 2047[7]	58		63
	Fannie Mae Pool #BH3122 4.00% 2047[7]	1		1
	Fannie Mae Pool #BK6840 4.00% 2048[7]	38		41
	Fannie Mae Pool #BK5232 4.00% 2048[7]	30		32
	Fannie Mae Pool #BK9743 4.00% 2048[7]	11		12
	Fannie Mae Pool #CA2804 4.50% 2048[7]	426		459
	Fannie Mae Pool #BK9761 4.50% 2048[7]	8		9
	Fannie Mae Pool #CA5540 3.00% 2050[7]	4,629		4,915
	Fannie Mae Pool #BF0497 3.00% 2060[7]	435		462
	Freddie Mac Pool #Q15874 4.00% 2043[7]	2		2
	Freddie Mac Pool #G67711 4.00% 2048[7]	359		393
	Freddie Mac Pool #Q56599 4.00% 2048[7]	46		50
	Freddie Mac Pool #Q56175 4.00% 2048[7]	34		37
	Freddie Mac Pool #Q55971 4.00% 2048[7]	32		35
	Freddie Mac Pool #Q56576 4.00% 2048[7]	25		27
	Freddie Mac Pool #Q55970 4.00% 2048[7]	13		14
	Freddie Mac Pool #Q58411 4.50% 2048[7]	93		103
	Freddie Mac Pool #Q58436 4.50% 2048[7]	41		45
	Freddie Mac Pool #Q58378 4.50% 2048[7]	33		36
	Freddie Mac Pool #Q57242 4.50% 2048[7]	28		30
	Freddie Mac Pool #SD8158 3.50% 2051[7]	25		26

96 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD8164 3.50% 2051[7]	$ 1		$1
mortgage-backed obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	337		353
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,9]	336		352
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	162		170
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,9]	130		140
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	107		116
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	30		32
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	1,286		1,403
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	910		959
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	616		648
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	29		30
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	13		14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	1,290		1,365
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	1,899		2,000
	Government National Mortgage Assn. 2.00% 2051[7,10]	1,580		1,606
	Government National Mortgage Assn. 2.50% 2051[7,10]	2,106		2,176
	Government National Mortgage Assn. 3.50% 2051[7,10]	42		44
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	982		1,048
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	110		118
	Government National Mortgage Assn. Pool #694836 5.661% 2059[7]	1		1
	Government National Mortgage Assn. Pool #765152 4.14% 2061[7]	–	[8]	–	[8]
	Government National Mortgage Assn. Pool #766525 4.70% 2062[7]	–	[8]	–	[8]
	Government National Mortgage Assn. Pool #777452 3.63% 2063[7]	5		5
	Government National Mortgage Assn. Pool #767639 3.89% 2063[7]	1		2
	Government National Mortgage Assn. Pool #725893 5.20% 2064[7]	–	[8]	–	[8]
	Government National Mortgage Assn. Pool #AA7554 6.64% 2064[7]	1		1
	Uniform Mortgage-Backed Security 2.50% 2036[7,10]	1,608		1,675
	Uniform Mortgage-Backed Security 3.00% 2051[7,10]	1,595		1,660
	Uniform Mortgage-Backed Security 3.50% 2051[7,10]	1,750		1,843
	Uniform Mortgage-Backed Security 4.00% 2051[7,10]	3,425		3,650
	Uniform Mortgage-Backed Security 4.50% 2051[7,10]	402		433

				28,727

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,7,9]	260		262
mortgage-backed	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,7,9]	163		164
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,7,9]	164		164
originated) 0.57%	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,7,9]	43		43
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,7,9]	189		190
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,7,9]	159		160
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,7,9]	99		99
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,7,9]	1,000		1,002
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,7,9]	175		175
	Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,7,9]	279		279

American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed	MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,7,9]	$ 406	$406
obligations (privately originated)	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,7,9]	1,586	1,587
(continued)	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,7,9]	68	68
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,7,9]	45	45
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,7,9]	281	282
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,7,9]	82	84
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,7,9]	76	78
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,7,9]	52	53
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,7,9]	89	92
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,7,9]	49	50
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,7]	683	691

			5,974

Commercial mortgage-backed	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,7,9]	174	174
securities 0.10%	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[1,7,9]	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,7,9]	100	100
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 2025[1,7,9]	235	236
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.223% 2038[1,7,9]	300	302
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.342% 2049[1,7,9]	150	153

			1,065

	Total mortgage-backed obligations		35,766

Corporate bonds, notes & loans 2.45%
Energy	Apache Corp. 4.25% 2030	385	407
0.53%	BP Capital Markets America, Inc. 3.633% 2030	360	404
	Cenovus Energy, Inc. 5.40% 2047	75	93
	Cheniere Energy, Inc. 3.70% 2029	252	275
	Enbridge Energy Partners LP 7.375% 2045	37	58
	Energy Transfer Operating LP 5.00% 2050	341	395
	Energy Transfer Partners LP 5.30% 2047	60	70
	Energy Transfer Partners LP 6.00% 2048	76	96
	Energy Transfer Partners LP 6.25% 2049	150	197
	EQT Corp. 5.00% 2029	35	39
	EQT Corp. 3.625% 2031[1]	20	21
	Equinor ASA 2.375% 2030	365	377
	Exxon Mobil Corp. 2.995% 2039	200	206
	MPLX LP 5.50% 2049	625	811
	New Fortress Energy, Inc. 6.50% 2026[1]	80	82
	NGL Energy Operating LLC 7.50% 2026[1]	80	84
	ONEOK, Inc. 3.10% 2030	42	44
	ONEOK, Inc. 4.95% 2047	51	60
	ONEOK, Inc. 7.15% 2051	97	143
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	145
	Petrobras Global Finance Co. 5.60% 2031	150	168
	Petróleos Mexicanos 7.69% 2050	75	72
	Sabine Pass Liquefaction, LLC 4.50% 2030	215	248
	Shell International Finance BV 2.00% 2024	420	437
	TransCanada PipeLines, Ltd. 5.10% 2049	425	559

			5,491

98	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Bayerische Motoren Werke AG 4.15% 2030[1]	$ 290	$338
discretionary	Carnival Corp. 11.50% 2023[1]	425	479
0.42%	General Motors Company 5.95% 2049	90	123
	Marriott International, Inc. 2.85% 2031	50	51
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	600	684
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,145	1,321
	Toyota Motor Credit Corp. 2.15% 2022	505	517
	Toyota Motor Credit Corp. 2.60% 2022	856	867

			4,380

Communication	AT&T, Inc. 3.50% 2041	75	78
services	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	367
0.40%	CenturyLink, Inc. 7.50% 2024	300	337
	SBA Tower Trust 1.631% 2026[1]	253	254
	Sprint Corp. 11.50% 2021	1,425	1,480
	Sprint Corp. 6.875% 2028	325	417
	T-Mobile US, Inc. 3.875% 2030	625	701
	T-Mobile US, Inc. 3.50% 2031	275	285
	Verizon Communications, Inc. 1.45% 2026	125	126
	Walt Disney Company 4.625% 2040	120	153

			4,198

Health care	AbbVie, Inc. 4.25% 2049	92	111
0.37%	AstraZeneca Finance LLC 1.75% 2028	65	65
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.375% 2025	200	219
	AstraZeneca PLC 3.00% 2051	11	11
	Centene Corp. 4.625% 2029	530	584
	Centene Corp. 3.375% 2030	179	187
	Johnson & Johnson 1.30% 2030	100	97
	Merck & Co., Inc. 3.40% 2029	110	123
	Pfizer, Inc. 2.70% 2050	425	424
	Tenet Healthcare Corp. 7.50% 2025[1]	325	352
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	744
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	619
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	263

			3,808

Utilities	AEP Transmission Co. LLC 3.80% 2049	45	52
0.22%	American Electric Power Company, Inc. 3.65% 2021	300	304
	Edison International 4.125% 2028	132	140
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11]	120	141
	FirstEnergy Corp. 2.25% 2030	107	103
	FirstEnergy Corp. 2.65% 2030	493	492
	Pacific Gas and Electric Co. 2.95% 2026	97	99
	Pacific Gas and Electric Co. 3.75% 2028	105	110
	Pacific Gas and Electric Co. 4.65% 2028	284	313
	Pacific Gas and Electric Co. 2.50% 2031	375	352
	Southern California Edison Co., Series C, 3.60% 2045	206	206

			2,312

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Broadcom, Inc. 5.00% 2030	$ 420	$496
technology	Broadcom, Inc. 3.75% 2051[1]	91	95
0.14%	Lenovo Group, Ltd. 5.875% 2025	400	453
	Oracle Corp. 2.875% 2031	140	146
	Oracle Corp. 3.60% 2050	150	154
	ServiceNow, Inc. 1.40% 2030	130	122

			1,466

Industrials	Boeing Company 2.70% 2022	300	306
0.14%	Boeing Company 2.75% 2026	91	95
	Boeing Company 5.15% 2030	284	337
	Boeing Company 5.805% 2050	95	128
	CSX Corp. 4.75% 2048	50	65
	General Electric Co. 3.625% 2030	215	240
	Masco Corp. 3.125% 2051	10	10
	Norfolk Southern Corp. 3.00% 2022	224	227

			1,408

Consumer staples	7-Eleven, Inc. 0.80% 2024[1]	50	50
0.10%	7-Eleven, Inc. 0.95% 2026[1]	60	59
	7-Eleven, Inc. 1.30% 2028[1]	45	43
	7-Eleven, Inc. 1.80% 2031[1]	325	311
	Altria Group, Inc. 3.70% 2051	25	24
	British American Tobacco PLC 4.54% 2047	73	78
	British American Tobacco PLC 4.758% 2049	130	141
	Constellation Brands, Inc. 3.15% 2029	190	204
	Kraft Heinz Company 3.00% 2026	93	99

			1,009

Financials	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	231	225
0.07%	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	227	221
	Navient Corp. 5.00% 2027	150	156
	New York Life Global Funding 3.00% 2028[1]	150	163

			765

Materials	Dow Chemical Co. 3.60% 2050	75	81
0.04%	International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	100
	LYB International Finance III, LLC 4.20% 2050	75	87
	LYB International Finance III, LLC 3.625% 2051	102	108

			376

Real estate	Equinix, Inc. 1.55% 2028	25	24
0.02%	Equinix, Inc. 3.20% 2029	144	155
	Equinix, Inc. 2.50% 2031	47	48

			227

	Total corporate bonds, notes & loans		25,440

Asset-backed obligations 0.56%
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,7]	197	203
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,7]	100	106
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,7]	372	379
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,7]	95	96
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,7]	95	97
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,7]	95	97

100 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,7]	$ 335	$338
	Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,7]	85	85
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,7]	175	174
	Freedom Financial, Series 2021-2, Class A, 0.68% 2028[1,7]	106	106
	GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,7]	642	654
	GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,7]	100	101
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,7]	163	171
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,7]	247	248
	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[1,7]	100	100
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,7]	268	269
	Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[1,7]	100	101
	Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[1,7]	100	101
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,7]	85	84
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,7]	221	222
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,7]	324	324
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,7]	631	633
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,7]	100	101
	Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,7]	100	100
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,7,9]	211	213
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,7]	112	110
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,7,9]	335	336
	Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,7]	229	230

			5,779

Bonds & notes of governments & government agencies outside the U.S. 0.08%
	Peru (Republic of) 2.783% 2031	190	194
	Portuguese Republic 5.125% 2024	18	21
	Qatar (State of) 4.50% 2028	200	236
	Saudi Arabia (Kingdom of) 3.625% 2028	200	221
	United Mexican States 3.25% 2030	200	207

			879

Municipals 0.03%
Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	265

0.03%	Total bonds, notes & other debt instruments (cost: $146,606,000)		149,702

Short-term securities 4.73%		Shares
Money market investments 4.67%
	Capital Group Central Cash Fund 0.04%[4,12]	485,540	48,554

Money market investments purchased with collateral from securities on loan 0.06%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,13]	323,395	323
	Capital Group Central Cash Fund 0.04%[4,12,13]	2,615	261
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,13]	1,717	2

			586

	Total short-term securities (cost: $49,145,000)		49,140

	Total investment securities 101.22% (cost: $841,703,000)		1,051,289
	Other assets less liabilities (1.22)%		(12,692)

	Net assets 100.00%		$1,038,597

American Funds Insurance Series	101

Capital Income Builder (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 6/30/2021[15] (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Long	19	December 2022	$4,750	$4,725	$1
2 Year U.S. Treasury Note Futures	Short	1	October 2021	(200)	(220)	– [8]
5 Year U.S. Treasury Note Futures	Long	78	October 2021	7,800	9,628	(18)
10 Year U.S. Treasury Note Futures	Long	33	September 2021	3,300	4,372	13
10 Year Ultra U.S. Treasury Note Futures	Short	34	September 2021	(3,400)	(5,005)	(30)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	2
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2021	6,700	12,910	506

						$474

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
MXN2,000	USD101	HSBC Bank	7/16/2021	$(1)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
3-month USD-LIBOR	0.337%	5/18/2025	$18,500	$297	$–	$297
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	465	–	465
3-month USD-LIBOR	0.807%	5/18/2050	1,800	405	–	405

					$–	$1,167

Credit default swaps Centrally cleared credit default swaps on credit indices – sell protection
Receive/Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
5.00%/Quarterly	CDX.NA.HY.36	6/20/2026	$2,975	$ 304	$ 265	$ 39

102 American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Investment funds 2.94%
Capital Group Central Corporate Bond Fund	$–	$30,464		$–		$–	$60	$30,524	$5

Short-term securities 4.70%
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%[12]	56,762	148,067		156,269	(1)		(5)	48,554	24

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[12,13]	–	261	[16]					261	–	[17]

Total short-term securities								48,815

Total 7.64%						$(1)	$55	$79,339	$29

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,816,000, which represented 2.10% of the net assets of the fund.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $638,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,642,000, which represented .16% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Amount less than one thousand.

9Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

10Purchased on a TBA basis.

11Step bond; coupon rate may change at a later date.

12Rate represents the seven-day yield at 6/30/2021.

13Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

14Notional amount is calculated based on the number of contracts and notional contract size.

15Value is calculated based on the notional amount and current market price.

16Represents net activity. Refer to Note 5 for more information on securities lending.

17Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	103

Asset Allocation Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 69.73%		Shares	Value (000)
Information	Microsoft Corp.	4,691,061	$1,270,808
technology	Broadcom, Inc.	1,545,598	737,003
15.66%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,461,700	656,278
	ASML Holding NV (New York registered) (ADR)	770,900	532,568
	MKS Instruments, Inc.	1,700,000	302,515
	VeriSign, Inc.[1]	1,100,000	250,459
	Flex, Ltd.[1]	13,000,000	232,310
	Dell Technologies, Inc., Class C1	2,000,000	199,340
	Mastercard, Inc., Class A	538,000	196,418
	Visa, Inc., Class A	620,200	145,015
	PayPal Holdings, Inc.[1]	386,300	112,599
	DocuSign, Inc.[1]	242,000	67,656
	RingCentral, Inc., Class A1	221,100	64,247
	Shopify, Inc., Class A, subordinate voting shares[1]	41,500	60,631
	Intel Corp.	1,075,000	60,350
	Concentrix Corp.[1]	367,827	59,147
	NVIDIA Corp.	68,566	54,860
	Okta, Inc., Class A1	174,680	42,741
	Apple, Inc.	150,000	20,544

			5,065,489

Financials	Chubb, Ltd.	2,200,000	349,668
11.77%	First Republic Bank	1,580,000	295,729
	Capital One Financial Corp.	1,750,000	270,707
	Synchrony Financial	4,750,000	230,470
	The Blackstone Group, Inc.	2,295,950	223,029
	Bank of America Corp.	5,250,000	216,457
	CME Group, Inc., Class A	977,200	207,831
	JPMorgan Chase & Co.	1,335,000	207,646
	Apollo Global Management, Inc., Class A	2,769,732	172,277
	Sberbank of Russia PJSC (ADR)	9,788,000	162,530
	Nasdaq, Inc.	844,100	148,393
	Toronto-Dominion Bank (CAD denominated)	1,996,383	139,905
	Arch Capital Group, Ltd.[1]	3,234,000	125,932
	Intercontinental Exchange, Inc.	1,055,000	125,228
	MSCI, Inc.	225,200	120,050
	KKR & Co., Inc.	1,968,000	116,584
	Western Alliance Bancorporation	1,182,849	109,827
	Citigroup, Inc.	1,500,000	106,125
	PNC Financial Services Group, Inc.	500,000	95,380
	Ares Management Corp., Class A	1,015,403	64,569
	Brookfield Asset Management, Inc., Class A	1,260,000	64,235
	RenaissanceRe Holdings, Ltd.	357,000	53,129
	BlackRock, Inc.	56,000	48,998
	S&P Global, Inc.	102,000	41,866
	Bright Health Group, Inc.[1,2]	1,974,816	33,888
	SLM Corp.	1,579,600	33,077
	Berkshire Hathaway, Inc., Class A1	61	25,535
	Progressive Corp.	105,000	10,312
	The Bank of N.T. Butterfield & Son, Ltd.	156,723	5,556
	Jonah Energy Parent LLC[1,3,4]	32,117	482

			3,805,415

Health care	Johnson & Johnson	3,150,000	518,931
8.81%	UnitedHealth Group, Inc.	1,235,800	494,864
	Humana Inc.	865,000	382,953
	Cigna Corp.	1,100,000	260,777
	Abbott Laboratories	2,000,000	231,860
	CVS Health Corp.	1,478,000	123,324
	Vertex Pharmaceuticals, Inc.[1]	567,500	114,425

104 American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Gilead Sciences, Inc.	1,600,000	$110,176
(continued)	Regeneron Pharmaceuticals, Inc.[1]	150,000	83,781
	Daiichi Sankyo Company, Ltd.	3,873,900	83,497
	Eli Lilly and Company	335,969	77,112
	Cortexyme, Inc.[1,2]	1,218,038	64,556
	IDEXX Laboratories, Inc.[1]	94,102	59,430
	Thermo Fisher Scientific, Inc.	116,000	58,519
	AbCellera Biologics, Inc.[1]	1,720,641	37,854
	AbCellera Biologics, Inc.[1,2]	625,100	13,752
	Centene Corp.[1]	562,770	41,043
	Allakos, Inc.[1]	293,700	25,073
	Ultragenyx Pharmaceutical, Inc.[1]	217,400	20,729
	Rotech Healthcare, Inc.[1,3,4,5]	184,138	19,795
	Viatris, Inc.	1,121,937	16,032
	NuCana PLC (ADR)[1,6]	2,977,153	8,247
	Pfizer, Inc.	102,973	4,032

			2,850,762

Consumer	Amazon.com, Inc.[1]	129,174	444,379
discretionary	Home Depot, Inc.	1,246,000	397,337
8.23%	Aramark	8,500,000	316,625
	General Motors Company[1]	3,750,000	221,887
	LVMH Moët Hennessy-Louis Vuitton SE	256,896	201,442
	Kontoor Brands, Inc.[6]	3,000,000	169,230
	Hilton Worldwide Holdings, Inc.[1]	1,256,949	151,613
	NVR, Inc.[1]	25,000	124,333
	Darden Restaurants, Inc.	769,109	112,282
	Dollar General Corp.	487,187	105,422
	Royal Caribbean Cruises, Ltd.[1]	1,014,324	86,502
	Caesars Entertainment, Inc.[1]	828,892	85,998
	VF Corp.	750,000	61,530
	Booking Holdings, Inc.[1]	25,500	55,796
	Chipotle Mexican Grill, Inc.[1]	27,500	42,634
	Restaurant Brands International, Inc.	595,000	38,342
	Xpeng, Inc., Class A (ADR)[1]	703,800	31,263
	Dr. Martens PLC[1]	2,375,000	14,620

			2,661,235

Communication	Charter Communications, Inc., Class A1	785,000	566,338
services	Alphabet, Inc., Class C1	157,000	393,492
6.15%	Facebook, Inc., Class A1	1,129,100	392,599
	Comcast Corp., Class A	6,262,910	357,111
	Netflix, Inc.[1]	226,700	119,745
	Tencent Holdings, Ltd.	965,000	72,584
	New York Times Co., Class A	1,450,000	63,148
	Activision Blizzard, Inc.	265,000	25,292

			1,990,309

Consumer staples	Philip Morris International, Inc.	9,880,421	979,249
6.02%	Nestlé SA	2,500,000	311,321
	Altria Group, Inc.	4,422,060	210,844
	British American Tobacco PLC (ADR)	3,919,700	154,084
	British American Tobacco PLC	1,060,000	41,056
	Archer Daniels Midland Company	2,000,000	121,200
	Mondelez International, Inc.	1,200,000	74,928
	Avenue Supermarts, Ltd.[1]	970,539	43,664
	Costco Wholesale Corp.	26,000	10,287

			1,946,633

American Funds Insurance Series	105

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	LyondellBasell Industries NV	3,417,103	$351,517
4.59%	Dow Inc.	4,800,000	303,744
	Vale SA, ordinary nominative shares	9,325,400	212,333
	Franco-Nevada Corp.	889,870	129,137
	Rio Tinto PLC	1,250,000	102,866
	Royal Gold, Inc.	845,000	96,414
	Nucor Corp.	1,000,000	95,930
	First Quantum Minerals, Ltd.	2,775,000	63,957
	Allegheny Technologies, Inc.[1]	2,589,437	53,990
	Newmont Corp.	700,000	44,366
	Wheaton Precious Metals Corp.	480,000	21,154
	Sherwin-Williams Company	37,000	10,081

			1,485,489

Industrials	Northrop Grumman Corp.	768,400	279,260
3.49%	CSX Corp.	6,705,369	215,108
	Lockheed Martin Corp.	486,000	183,878
	L3Harris Technologies, Inc.	803,000	173,568
	TuSimple Holdings, Inc., Class A1,2	1,500,000	106,860
	Boeing Company[1]	183,000	43,840
	Waste Management, Inc.	249,000	34,887
	Honeywell International, Inc.	152,000	33,341
	Cintas Corp.	41,000	15,662
	New AMI I, LLC[1,3,4]	1,588,250	13,818
	Chart Industries, Inc.[1]	68,000	9,950
	Copart, Inc.[1]	75,000	9,887
	Axon Enterprise, Inc.[1]	50,600	8,946

			1,129,005

Energy	Chevron Corp.	2,000,000	209,480
2.45%	Canadian Natural Resources, Ltd. (CAD denominated)	4,315,000	156,643
	Pioneer Natural Resources Company	927,000	150,656
	EOG Resources, Inc.	1,352,400	112,844
	Suncor Energy, Inc.	4,000,000	95,805
	ConocoPhillips	362,500	22,076
	Chesapeake Energy Corp.	330,437	17,157
	Chesapeake Energy Corp.[3,7]	1,970	98
	Scorpio Tankers, Inc.	345,000	7,607
	Euronav NV	750,000	6,990
	Oasis Petroleum, Inc.	48,721	4,899
	Extraction Oil & Gas, Inc.[1]	42,743	2,347
	Extraction Oil & Gas, Inc.[1,3,5,7]	22,469	1,184
	Weatherford International[1]	144,755	2,635
	Diamond Offshore Drilling, Inc.[1]	247,104	1,569
	Diamond Offshore Drilling, Inc.[1,3,4,7]	86,354	461
	McDermott International, Ltd.[1]	40,219	20

			792,471

Real estate	VICI Properties, Inc. REIT	5,165,000	160,218
1.87%	Crown Castle International Corp. REIT	526,000	102,623
	MGM Growth Properties LLC REIT, Class A	2,660,000	97,409
	American Tower Corp. REIT	328,100	88,633
	Alexandria Real Estate Equities, Inc. REIT	399,000	72,594
	PotlatchDeltic Corp. REIT	1,000,000	53,150
	STORE Capital Corp. REIT	534,137	18,433
	Equinix, Inc. REIT	13,000	10,434

			603,494

106 American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Enel SpA	24,000,000	$222,883

0.69%	Total common stocks (cost: $12,611,364,000)	22,553,185

Preferred securities 0.00%
Industrials	ACR III LSC Holdings LLC, Series B, preferred shares[1,3,4,7]	450	317

0.00%	Total preferred securities (cost: $466,000)	317

Rights & warrants 0.00%
Energy	Chesapeake Energy Corp., Class B, warrants, expire 2026[1]	16,601	395
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,3,4]	4,392	–	[8]

	Total rights & warrants (cost: $723,000)		395

Convertible stocks 0.49%
Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	91,192

technology
0.28%
Financials 0.15%	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[7]	37,778	47,698

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	13,300	19,621

0.06%	Total convertible stocks (cost: $109,241,000)		158,511

Investment funds 5.20%
	Capital Group Central Corporate Bond Fund[6]	166,290,561	1,681,198

	Total investment funds (cost: $1,677,900,000)		1,681,198

Bonds, notes & other debt instruments 21.02%		Principal amount (000)
U.S. Treasury bonds & notes 7.15%
U.S. Treasury	U.S. Treasury 1.50% 2021	$ 3,777	3,786
5.54%	U.S. Treasury 1.625% 2021	98	99
	U.S. Treasury 1.75% 2021	425	428
	U.S. Treasury 2.75% 2021	19,232	19,339
	U.S. Treasury 0.125% 2022	83,545	83,573
	U.S. Treasury 0.125% 2022	10,000	10,003
	U.S. Treasury 1.375% 2022	5,000	5,039
	U.S. Treasury 1.375% 2022	280	285
	U.S. Treasury 1.50% 2022	9,407	9,564
	U.S. Treasury 1.625% 2022	94	96
	U.S. Treasury 1.875% 2022	80,000	80,963
	U.S. Treasury 2.125% 2022	37,000	38,083
	U.S. Treasury 0.125% 2023	44,825	44,776
	U.S. Treasury 0.25% 2023	30,000	30,007
	U.S. Treasury 2.25% 2023	5,000	5,236
	U.S. Treasury 2.375% 2023	5,000	5,173
	U.S. Treasury 2.75% 2023	15,000	15,693
	U.S. Treasury 0.25% 2024	15,000	14,940
	U.S. Treasury 1.50% 2024	22,500	23,218

American Funds Insurance Series	107

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 1.50% 2024	$ 907	$936
(continued)	U.S. Treasury 2.125% 2024	5,000	5,235
	U.S. Treasury 2.25% 2024	5,000	5,242
	U.S. Treasury 2.375% 2024	70,000	74,114
	U.S. Treasury 2.50% 2024	225,000	237,378
	U.S. Treasury 2.50% 2024	700	742
	U.S. Treasury 0.25% 2025	43,812	43,080
	U.S. Treasury 2.50% 2025	3,500	3,738
	U.S. Treasury 2.75% 2025	3,229	3,493
	U.S. Treasury 3.00% 2025	10,000	10,957
	U.S. Treasury 0.375% 2026	75,000	73,506
	U.S. Treasury 0.50% 2026	109,869	108,216
	U.S. Treasury 0.75% 2026	155,473	154,692
	U.S. Treasury 1.50% 2026	500	515
	U.S. Treasury 1.625% 2026	60,000	62,137
	U.S. Treasury 1.625% 2026	27,000	27,963
	U.S. Treasury 1.625% 2026	7,000	7,257
	U.S. Treasury 1.625% 2026	1,500	1,555
	U.S. Treasury 0.50% 2027	36,300	35,114
	U.S. Treasury 0.50% 2027	20,000	19,362
	U.S. Treasury 0.625% 2027	7,109	6,873
	U.S. Treasury 1.125% 2027	762	768
	U.S. Treasury 2.25% 2027	78,250	83,638
	U.S. Treasury 2.375% 2027	880	947
	U.S. Treasury 2.875% 2028	5,217	5,796
	U.S. Treasury 0.625% 2030	20,225	18,902
	U.S. Treasury 0.875% 2030	6,640	6,314
	U.S. Treasury 1.50% 2030	36,651	37,011
	U.S. Treasury 1.625% 2031	43,766	44,447
	U.S. Treasury 1.125% 2040	62,775	54,148
	U.S. Treasury 1.375% 2040	52,695	47,285
	U.S. Treasury 2.50% 2046	3,755	4,062
	U.S. Treasury 3.00% 2047	9,355	11,103
	U.S. Treasury 3.00% 2048	336	400
	U.S. Treasury 2.25% 2049	15,000	15,510
	U.S. Treasury 2.375% 2049[9]	75,000	79,708
	U.S. Treasury 1.375% 2050[9]	12,500	10,514
	U.S. Treasury 2.00% 2050	13,825	13,555
	U.S. Treasury 1.875% 2051[9]	90,207	85,914

			1,792,428

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	88,451	95,404
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	89,695	96,628
securities	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	24,052	26,195
1.61%	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	23,773	25,678
	U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	23,975	26,106
	U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	18,613	21,362
	U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	20,983	24,287
	U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	24,083	26,456
	U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	24,255	26,707
	U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	105,122	140,951
	U.S. Treasury Inflation-Protected Security 0.25% 2050[10]	4,332	4,890
	U.S. Treasury Inflation-Protected Security 0.125% 2051[10]	6,153	6,745

			521,409

	Total U.S. Treasury bonds & notes		2,313,837

108 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 7.00%
Financials	ACE INA Holdings, Inc. 2.875% 2022	$ 3,880	$3,996
1.15%	ACE INA Holdings, Inc. 3.35% 2026	880	967
	ACE INA Holdings, Inc. 4.35% 2045	400	506
	Advisor Group Holdings, LLC 6.25% 2028[7]	3,130	3,309
	AG Merger Sub II, Inc. 10.75% 2027[7]	2,920	3,252
	Ally Financial, Inc. 8.00% 2031	3,000	4,225
	American International Group, Inc. 2.50% 2025	15,800	16,686
	American International Group, Inc. 4.20% 2028	565	651
	Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,524
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,305
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,479
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,556
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	16,000	15,569
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	3,700	3,610
	Bank of Nova Scotia 1.625% 2023	5,000	5,112
	BB&T Corp. 2.625% 2022	2,500	2,528
	Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,132
	Berkshire Hathaway Finance Corp. 4.25% 2049	550	685
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,676
	Berkshire Hathaway, Inc. 3.125% 2026	500	547
	BNP Paribas 3.375% 2025[7]	3,225	3,462
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,451
	CME Group, Inc. 3.75% 2028	3,425	3,908
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,322
	Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,079
	Commonwealth Bank of Australia 2.688% 2031[7]	7,575	7,581
	Compass Diversified Holdings 5.25% 2029[7]	640	666
	Crédit Agricole SA 4.375% 2025[7]	850	936
	Credit Suisse Group AG 3.80% 2023	1,625	1,723
	Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	882
	Danske Bank AS 2.70% 2022[7]	1,000	1,016
	FS Energy and Power Fund 7.50% 2023[7]	2,995	3,102
	Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[11]	3,425	3,373
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	437
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	4,036	4,126
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	2,095
	Groupe BPCE SA 2.75% 2023[7]	600	622
	Groupe BPCE SA 5.70% 2023[7]	2,250	2,492
	Groupe BPCE SA 5.15% 2024[7]	3,710	4,135
	Groupe BPCE SA 1.00% 2026[7]	6,100	6,020
	Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,11]	2,250	2,210
	HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,530
	HSBC Holdings PLC 4.25% 2024	3,000	3,251
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	656
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	6,000	6,170
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	3,750	4,337
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,680
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,225
	Icahn Enterprises Finance Corp. 4.375% 2029[7]	2,200	2,196
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,142
	Intesa Sanpaolo SpA 3.375% 2023[7]	750	781
	Intesa Sanpaolo SpA 3.25% 2024[7]	750	798
	Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,883
	Intesa Sanpaolo SpA 3.875% 2027[7]	300	326
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,983
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	3,185
	JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	10,325	10,759
	JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[11]	10,325	11,041

American Funds Insurance Series	109

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	$ 1,222	$1,253
(continued)
	Ladder Capital Corp. 5.25% 2022[7]	475	479
	Ladder Capital Corp. 4.25% 2027[7]	3,757	3,764
	Lloyds Banking Group PLC 2.907% 2023
	(3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	774
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,145
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	801
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,472
	LPL Financial Holdings, Inc. 4.625% 2027[7]	2,200	2,286
	LPL Financial Holdings, Inc. 4.375% 2031[7]	1,380	1,399
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	890
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,000
	Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,105
	Metropolitan Life Global Funding I 1.95% 2021[7]	1,250	1,255
	MGIC Investment Corp. 5.25% 2028	1,175	1,247
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,706
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	317
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	3,766	3,709
	Morgan Stanley 3.125% 2026	325	352
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,315
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	2,095
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	908
	MSCI, Inc. 3.625% 2031[7]	2,225	2,285
	Navient Corp. 6.50% 2022	2,550	2,662
	Navient Corp. 5.50% 2023	10,165	10,734
	Navient Corp. 7.25% 2023	725	802
	Navient Corp. 5.875% 2024	1,005	1,087
	Navient Corp. 6.125% 2024	8,030	8,691
	New York Life Global Funding 1.70% 2021[7]	750	752
	New York Life Global Funding 2.35% 2026[7]	590	619
	Owl Rock Capital Corp. 4.625% 2024[7]	2,305	2,451
	Owl Rock Capital Corp. 3.75% 2025	2,874	3,042
	Owl Rock Capital Corp. 4.00% 2025	102	109
	Owl Rock Capital Corp. 3.375% 2026	1,290	1,346
	PNC Bank 2.55% 2021	4,000	4,034
	PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,495
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,173
	Power Financial Corp., Ltd. 5.25% 2028	383	430
	Power Financial Corp., Ltd. 6.15% 2028	350	415
	Power Financial Corp., Ltd. 4.50% 2029	554	595
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,253
	Prudential Financial, Inc. 4.35% 2050	7,000	8,798
	Quicken Loans, LLC 3.625% 2029[7]	1,505	1,489
	Rabobank Nederland 2.75% 2022	2,250	2,281
	Rabobank Nederland 4.375% 2025	4,500	5,028
	Royal Bank of Canada 1.15% 2025	4,711	4,739
	Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,681
	Skandinaviska Enskilda Banken AB 2.80% 2022	700	712
	Springleaf Finance Corp. 6.125% 2024	4,550	4,903
	Starwood Property Trust, Inc. 5.00% 2021	6,625	6,666
	Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,217
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	3,194
	Toronto-Dominion Bank 2.65% 2024	625	662
	Toronto-Dominion Bank 0.75% 2025	5,375	5,328
	Travelers Companies, Inc. 4.00% 2047	860	1,048
	U.S. Bancorp 2.625% 2022	1,805	1,826
	U.S. Bancorp 2.375% 2026	4,000	4,236
	UBS Group AG 4.125% 2025[7]	2,750	3,070

110 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	UniCredit SpA 3.75% 2022[7]	$ 5,725	$5,864
(continued)	UniCredit SpA 6.572% 2022[7]	475	490
	UniCredit SpA 4.625% 2027[7]	625	702
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	8,308
	Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	773
	Westpac Banking Corp. 2.75% 2023	1,750	1,816
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	8,500	8,827
	Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	3,275
	Westpac Banking Corp. 2.963% 2040	1,500	1,477

			370,553

Energy	Antero Midstream Partners LP 5.375% 2029[7]	1,295	1,352
1.03%	Antero Resources Corp. 7.625% 2029[7]	430	478
	Apache Corp. 4.875% 2027	2,150	2,331
	Apache Corp. 4.375% 2028	2,580	2,750
	Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,041
	BP Capital Markets America, Inc. 2.772% 2050	7,025	6,520
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	2,005
	Canadian Natural Resources, Ltd. 2.05% 2025	961	988
	Canadian Natural Resources, Ltd. 2.95% 2030	7,142	7,412
	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,942
	Cenovus Energy, Inc. 3.80% 2023	3,970	4,191
	Cenovus Energy, Inc. 4.25% 2027	5,690	6,364
	Cheniere Energy Partners LP 5.625% 2026	2,475	2,574
	Cheniere Energy Partners LP 4.50% 2029	1,085	1,168
	Cheniere Energy Partners LP 4.00% 2031[7]	4,485	4,692
	Cheniere Energy, Inc. 4.625% 2028[7]	5,645	5,963
	Chesapeake Energy Corp. 4.875% 2022[12]	7,225	208
	Chesapeake Energy Corp. 5.50% 2026[7]	685	725
	Chesapeake Energy Corp. 5.875% 2029[7]	590	639
	Chevron Corp. 1.995% 2027	2,631	2,717
	Chevron USA, Inc. 1.018% 2027	2,850	2,777
	CNX Resources Corp. 7.25% 2027[7]	1,725	1,851
	CNX Resources Corp. 6.00% 2029[7]	425	460
	Comstock Resources, Inc. 5.875% 2030[7]	450	460
	ConocoPhillips 4.30% 2028[7]	5,355	6,221
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[7,12,13]	1,084	309
	Continental Resources, Inc. 5.75% 2031[7]	1,430	1,714
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,7,13,14]	204	204
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,13,14]	185	185
	Diamondback Energy, Inc. 4.40% 2051	5,023	5,671
	DT Midstream, Inc. 4.375% 2031[7]	1,680	1,719
	Enbridge Energy Partners LP 5.875% 2025	3,200	3,779
	Enbridge Energy Partners LP, Series B, 7.50% 2038	2,000	2,971
	Enbridge, Inc. 4.00% 2023	1,678	1,792
	Enbridge, Inc. 2.50% 2025	1,700	1,783
	Enbridge, Inc. 3.70% 2027	162	179
	Energy Transfer Operating LP 5.00% 2050	17,377	20,123
	Energy Transfer Partners LP 4.50% 2024	1,210	1,318
	Energy Transfer Partners LP 4.75% 2026	2,494	2,810
	Energy Transfer Partners LP 5.25% 2029	757	895
	Energy Transfer Partners LP 6.00% 2048	774	980
	Energy Transfer Partners LP 6.25% 2049	757	995
	Enterprise Products Operating LLC 4.90% 2046	500	620
	EQM Midstream Partners LP 4.125% 2026	686	704

American Funds Insurance Series	111

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	EQM Midstream Partners LP 6.50% 2027[7]	$ 2,690	$3,007
(continued)	EQM Midstream Partners LP 5.50% 2028	2,588	2,802
	EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,687
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[11]	1,295	1,512
	EQT Corp. 3.90% 2027	450	483
	EQT Corp. 5.00% 2029	340	380
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[11]	1,110	1,448
	EQT Corp. 3.625% 2031[7]	400	418
	Equinor ASA 3.00% 2027	4,000	4,350
	Equinor ASA 3.625% 2028	3,685	4,145
	Exxon Mobil Corp. 2.019% 2024	643	669
	Exxon Mobil Corp. 2.44% 2029	1,963	2,058
	Genesis Energy LP 5.625% 2024	575	579
	Genesis Energy LP 6.50% 2025	3,572	3,615
	Genesis Energy LP 8.00% 2027	595	626
	Halliburton Company 3.80% 2025	16	18
	Harvest Midstream I LP 7.50% 2028[7]	850	925
	Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,263
	Hilcorp Energy I LP 5.75% 2025[7]	2,575	2,623
	Hilcorp Energy I LP 6.00% 2031[7]	460	488
	Indigo Natural Resources LLC 5.375% 2029[7]	1,355	1,418
	Kinder Morgan, Inc. 3.60% 2051	5,000	5,105
	Marathon Oil Corp. 4.40% 2027	1,005	1,139
	MPLX LP 4.125% 2027	500	559
	MPLX LP 2.65% 2030	4,273	4,317
	MPLX LP 4.50% 2038	750	862
	MPLX LP 4.70% 2048	2,500	2,912
	MPLX LP 5.50% 2049	4,491	5,826
	NGL Energy Operating LLC 7.50% 2026[7]	5,990	6,297
	NGL Energy Partners LP 6.125% 2025	4,907	4,463
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,546
	Oasis Petroleum, Inc. 6.375% 2026[7]	765	799
	ONEOK, Inc. 5.85% 2026	7,997	9,463
	ONEOK, Inc. 5.20% 2048	2,500	3,069
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[7,13]	986	746
	Petrobras Global Finance Co. 6.75% 2050	2,240	2,622
	Petróleos Mexicanos 6.875% 2025[7]	3,755	4,161
	Petróleos Mexicanos 5.35% 2028	1,870	1,841
	Phillips 66 2.15% 2030	1,181	1,163
	Phillips 66 Partners LP 3.55% 2026	160	174
	Phillips 66 Partners LP 4.68% 2045	400	459
	Phillips 66 Partners LP 4.90% 2046	275	329
	Pioneer Natural Resources Company 1.125% 2026	1,053	1,043
	Pioneer Natural Resources Company 2.15% 2031	2,862	2,808
	Plains All American Pipeline LP 3.80% 2030	113	121
	Range Resources Corp. 4.875% 2025	565	585
	Range Resources Corp. 8.25% 2029[7]	520	587
	Rattler Midstream Partners LP 5.625% 2025[7]	355	374
	Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,777
	SA Global Sukuk, Ltd. 1.602% 2026[7]	10,915	10,919
	SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,891
	Sabine Pass Liquefaction, LLC 5.875% 2026	610	722
	Sabine Pass Liquefaction, LLC 4.20% 2028	870	983
	Sabine Pass Liquefaction, LLC 4.50% 2030	7,339	8,478
	Schlumberger BV 3.75% 2024[7]	495	533
	Schlumberger BV 4.00% 2025[7]	70	78
	Southwestern Energy Co. 6.45% 2025[11]	1,760	1,952
	Southwestern Energy Co. 7.50% 2026	1,685	1,786
	Southwestern Energy Co. 7.75% 2027	450	489
	Southwestern Energy Co. 8.375% 2028	395	447
	Statoil ASA 2.75% 2021	1,925	1,942

112 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Statoil ASA 3.25% 2024	$ 2,850	$3,088
(continued)	Statoil ASA 4.25% 2041	2,000	2,447
	Suncor Energy, Inc. 3.10% 2025	3,687	3,943
	Suncor Energy, Inc. 3.75% 2051	184	199
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	772
	Sunoco LP 4.50% 2029[7]	1,050	1,072
	Tallgrass Energy Partners LP 7.50% 2025[7]	550	604
	Targa Resources Partners LP 5.875% 2026	1,350	1,422
	Targa Resources Partners LP 5.50% 2030	2,260	2,488
	Targa Resources Partners LP 4.875% 2031[7]	1,065	1,154
	Targa Resources Partners LP 4.00% 2032[7]	1,750	1,802
	Teekay Corp. 9.25% 2022[7]	4,825	4,991
	Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,265
	Total SE 2.986% 2041	9,544	9,737
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,253
	TransCanada PipeLines, Ltd. 4.10% 2030	4,298	4,943
	TransCanada PipeLines, Ltd. 4.75% 2038	3,000	3,611
	TransCanada PipeLines, Ltd. 4.875% 2048	700	887
	Valero Energy Corp. 4.00% 2029	4,000	4,471
	Weatherford International PLC 8.75% 2024[7]	3,571	3,740
	Weatherford International PLC 11.00% 2024[7]	9,918	10,327
	Western Gas Partners LP 4.50% 2028	4,468	4,787
	Western Midstream Operating LP 5.30% 2030[11]	1,300	1,460
	Williams Companies, Inc. 3.50% 2030	6,730	7,356
	Williams Partners LP 4.30% 2024	85	92

			334,372

Health care	Abbott Laboratories 3.75% 2026	1,811	2,046
0.78%	AbbVie, Inc. 2.60% 2024	3,000	3,165
	AbbVie, Inc. 3.80% 2025	206	226
	AbbVie, Inc. 2.95% 2026	1,445	1,554
	AmerisourceBergen Corp. 0.737% 2023	2,918	2,924
	Amgen, Inc. 2.20% 2027	2,429	2,524
	Anthem, Inc. 2.375% 2025	818	857
	AstraZeneca Finance LLC 1.20% 2026	3,786	3,778
	AstraZeneca Finance LLC 1.75% 2028	1,871	1,872
	AstraZeneca Finance LLC 2.25% 2031	146	148
	AstraZeneca PLC 3.375% 2025	8,140	8,914
	AstraZeneca PLC 3.00% 2051	573	594
	Bausch Health Companies, Inc. 5.00% 2028[7]	1,735	1,649
	Bausch Health Companies, Inc. 5.25% 2031[7]	1,610	1,507
	Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,805
	Becton, Dickinson and Company 2.894% 2022	508	519
	Becton, Dickinson and Company 3.363% 2024	435	466
	Becton, Dickinson and Company 3.70% 2027	7,000	7,782
	Boston Scientific Corp. 3.45% 2024	715	764
	Boston Scientific Corp. 1.90% 2025	5,856	6,046
	Boston Scientific Corp. 3.85% 2025	1,780	1,968
	Boston Scientific Corp. 3.75% 2026	645	716
	Boston Scientific Corp. 4.00% 2029	1,550	1,765
	Centene Corp. 4.25% 2027	565	596
	Centene Corp. 2.45% 2028	2,325	2,359
	Centene Corp. 4.625% 2029	4,785	5,268
	Centene Corp. 3.00% 2030	5,865	6,032
	Cigna Corp. 3.75% 2023	353	376
	Cigna Corp. 4.80% 2038	3,880	4,838
	CVS Health Corp. 4.30% 2028	588	676
	DaVita, Inc. 4.625% 2030[7]	1,025	1,055
	Eli Lilly and Company 3.375% 2029	3,330	3,744

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Encompass Health Corp. 4.50% 2028	$ 1,449	$1,505
(continued)	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[7]	5,517	5,634
	Endo International PLC 5.75% 2022[7]	7,340	6,780
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	1,560	1,531
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,961
	HCA, Inc. 5.375% 2025	515	582
	HCA, Inc. 3.50% 2030	2,650	2,825
	HealthSouth Corp. 5.75% 2025	2,685	2,768
	Jazz Securities DAC 4.375% 2029[7]	975	1,012
	Mallinckrodt PLC 10.00% 2025[7]	2,500	2,797
	Medtronic, Inc. 3.50% 2025	467	513
	Molina Healthcare, Inc. 5.375% 2022	6,985	7,330
	Molina Healthcare, Inc. 3.875% 2030[7]	2,899	3,023
	Novant Health, Inc. 3.168% 2051	3,750	3,945
	Novartis Capital Corp. 1.75% 2025	1,250	1,289
	Novartis Capital Corp. 2.00% 2027	2,386	2,482
	Owens & Minor, Inc. 4.375% 2024	5,615	5,874
	Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,791
	Par Pharmaceutical, Inc. 7.50% 2027[7]	8,028	8,218
	Pfizer, Inc. 2.95% 2024	825	878
	Pfizer, Inc. 3.45% 2029	8,000	9,008
	Rotech Healthcare, Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[3,4,13,14,15]	4,356	4,356
	Shire PLC 2.875% 2023	3,413	3,573
	Summa Health 3.511% 2051	1,655	1,752
	Tenet Healthcare Corp. 4.625% 2024	1,953	1,986
	Tenet Healthcare Corp. 4.875% 2026[7]	16,225	16,849
	Tenet Healthcare Corp. 4.25% 2029[7]	2,060	2,088
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,914	3,905
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,772
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,136
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,945
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,879
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,612
	UnitedHealth Group, Inc. 2.30% 2031	2,286	2,343
	UnitedHealth Group, Inc. 3.05% 2041	3,875	4,063
	UnitedHealth Group, Inc. 3.25% 2051	2,504	2,676
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	10,225	10,493
	Zimmer Holdings, Inc. 3.15% 2022	4,070	4,135

			250,842

Industrials	Allison Transmission Holdings, Inc. 3.75% 2031[7]	4,465	4,394
0.59%	Associated Materials, LLC 9.00% 2025[7]	3,749	3,983
	Avis Budget Car Rental, LLC 5.75% 2027[7]	2,025	2,115
	Avis Budget Group, Inc. 5.25% 2025[7]	1,927	1,955
	Avis Budget Group, Inc. 5.375% 2029[7]	1,750	1,825
	Avolon Holdings Funding, Ltd. 3.625% 2022[7]	1,254	1,283
	Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,693
	Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,221
	Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	2,149
	Boeing Company 4.875% 2025	1,555	1,743
	Boeing Company 2.75% 2026	13,000	13,589
	Boeing Company 3.10% 2026	251	266
	Boeing Company 3.25% 2028	7,700	8,172
	Boeing Company 5.15% 2030	1,100	1,304
	Boeing Company 3.625% 2031	3,450	3,714
	Boeing Company 3.60% 2034	6,250	6,601
	Boeing Company 3.50% 2039	250	251
	Boeing Company 3.75% 2050	1,300	1,343

114 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Boeing Company 5.805% 2050	$ 1,100	$1,484
(continued)	Bombardier, Inc. 7.50% 2024[7]	1,950	2,040
	Bombardier, Inc. 7.125% 2026[7]	1,500	1,572
	Bombardier, Inc. 7.875% 2027[7]	2,720	2,825
	Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,199
	BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,046
	Canadian National Railway Company 3.20% 2046	930	965
	Clarivate Science Holdings Corp. 3.875% 2028[7]	590	596
	Clarivate Science Holdings Corp. 4.875% 2029[7]	520	534
	CoreLogic, Inc. 4.50% 2028[7]	4,125	4,094
	CSX Corp. 3.80% 2028	3,135	3,537
	CSX Corp. 4.25% 2029	1,062	1,235
	CSX Corp. 4.30% 2048	1,125	1,370
	CSX Corp. 2.50% 2051	4,125	3,756
	Dun & Bradstreet Corp. 6.875% 2026[7]	1,067	1,135
	General Dynamics Corp. 3.375% 2023	1,000	1,055
	General Dynamics Corp. 3.50% 2025	329	361
	General Dynamics Corp. 2.25% 2031	1,287	1,322
	General Electric Capital Corp. 4.418% 2035	1,200	1,440
	General Electric Co. 3.45% 2027	1,800	1,980
	Honeywell International, Inc. 2.30% 2024	2,640	2,773
	Honeywell International, Inc. 1.35% 2025	5,947	6,060
	Honeywell International, Inc. 2.70% 2029	1,470	1,580
	Howmet Aerospace, Inc. 6.875% 2025	1,885	2,197
	Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,756
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,552
	LSC Communications, Inc. 8.75% 2023[3,4,7,12]	4,063	216
	Masco Corp. 1.50% 2028	774	756
	Masco Corp. 2.00% 2031	497	486
	Masco Corp. 3.125% 2051	230	229
	MasTec, Inc. 4.50% 2028[7]	1,425	1,503
	Meritor, Inc. 4.50% 2028[7]	1,025	1,041
	Mueller Water Products, Inc. 4.00% 2029[7]	430	442
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,244
	Norfolk Southern Corp. 3.05% 2050	2,746	2,750
	Northrop Grumman Corp. 2.93% 2025	1,820	1,941
	Northrop Grumman Corp. 3.25% 2028	3,495	3,821
	Otis Worldwide Corp. 2.293% 2027	2,135	2,214
	Raytheon Technologies Corp. 2.80% 2022	1,500	1,524
	Rolls-Royce PLC 5.75% 2027[7]	765	844
	Siemens AG 1.20% 2026[7]	3,887	3,892
	Siemens AG 1.70% 2028[7]	3,700	3,725
	SkyMiles IP, Ltd. 4.75% 2028[7]	3,975	4,422
	The Brink’s Co. 4.625% 2027[7]	2,385	2,490
	TransDigm, Inc. 6.25% 2026[7]	4,976	5,256
	TransDigm, Inc. 5.50% 2027	1,100	1,148
	Triumph Group, Inc. 6.25% 2024[7]	970	988
	Triumph Group, Inc. 8.875% 2024[7]	1,045	1,164
	Triumph Group, Inc. 7.75% 2025[7]	875	901
	Union Pacific Corp. 3.15% 2024	1,287	1,374
	Union Pacific Corp. 3.75% 2025	4,255	4,720
	Union Pacific Corp. 2.15% 2027	2,318	2,410
	Union Pacific Corp. 2.40% 2030	2,414	2,497
	Union Pacific Corp. 2.891% 2036[7]	6,375	6,633
	Union Pacific Corp. 3.75% 2070	546	603
	Union Pacific Corp. 3.799% 2071[7]	545	607
	United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,425
	United Rentals, Inc. 3.875% 2031	1,050	1,070
	United Technologies Corp. 3.65% 2023	52	55
	United Technologies Corp. 3.95% 2025	3,155	3,510
	United Technologies Corp. 4.125% 2028	1,075	1,238

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Vertical U.S. Newco, Inc. 5.25% 2027[7]	$ 2,000	$2,110
(continued)	Vinci SA 3.75% 2029[7]	1,167	1,319
	WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,309
	WESCO Distribution, Inc. 7.25% 2028[7]	1,320	1,472

			192,414

Communication	Alphabet, Inc. 1.998% 2026	3,000	3,140
services	Alphabet, Inc. 1.90% 2040	1,375	1,253
0.59%	Alphabet, Inc. 2.25% 2060	1,265	1,120
	AT&T, Inc. 2.25% 2032	1,000	983
	AT&T, Inc. 2.55% 2033[7]	348	345
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	567
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,649
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,647
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	8,021	8,209
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	2,975	3,035
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,407
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,818
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	1,625	1,665
	CenturyLink, Inc. 6.75% 2023	2,500	2,776
	CenturyLink, Inc. 7.50% 2024	1,500	1,686
	CenturyLink, Inc. 5.125% 2026[7]	800	833
	Comcast Corp. 2.35% 2027	4,000	4,199
	Comcast Corp. 3.20% 2036	375	403
	Comcast Corp. 3.90% 2038	250	288
	Comcast Corp. 4.60% 2038	2,000	2,483
	Comcast Corp. 2.80% 2051	791	762
	Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,794
	Discovery Communications, Inc. 3.625% 2030	1,407	1,536
	Embarq Corp. 7.995% 2036	5,000	5,675
	Fox Corp. 4.03% 2024	1,120	1,214
	Frontier Communications Corp. 5.875% 2027[7]	2,225	2,386
	Frontier Communications Corp. 5.00% 2028[7]	5,550	5,745
	Frontier Communications Corp. 6.75% 2029[7]	3,550	3,782
	iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,240
	Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,525
	Intelsat Jackson Holding Co. 8.50% 2024[7,12]	7,650	4,541
	Intelsat Jackson Holding Co., Term Loan,
	(3-month USD-LIBOR + 5.50%) 6.50% 2021[14,15]	2,072	2,098
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[15]	1,400	1,429
	Liberty Global PLC 5.50% 2028[7]	2,075	2,181
	Ligado Networks LLC 15.50% 2023 (100% PIK)[7,13]	2,397	2,367
	Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,358
	MDC Partners, Inc. 7.50% 2024[7,11]	3,225	3,269
	News Corp. 3.875% 2029[7]	875	885
	Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,266
	SBA Tower Trust 1.631% 2026[7]	8,707	8,718
	Scripps Escrow II, Inc. 3.875% 2029[7]	1,100	1,093
	Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,156
	Sirius XM Radio, Inc. 4.625% 2024[7]	3,345	3,441
	Sirius XM Radio, Inc. 4.00% 2028[7]	2,150	2,217
	Sprint Corp. 7.625% 2026	4,125	5,043
	Sprint Corp. 6.875% 2028	7,550	9,692
	TEGNA, Inc. 4.75% 2026[7]	2,350	2,506
	TEGNA, Inc. 5.00% 2029	1,000	1,049
	Tencent Holdings, Ltd. 3.68% 2041[7]	1,320	1,418
	Tencent Holdings, Ltd. 3.84% 2051[7]	1,780	1,922
	T-Mobile US, Inc. 1.50% 2026	500	505
	T-Mobile US, Inc. 2.05% 2028	325	331

116 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	T-Mobile US, Inc. 3.375% 2029[7]	$ 2,200	$2,276
services	T-Mobile US, Inc. 2.875% 2031	1,050	1,043
(continued)	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,201	13,191
	Univision Communications, Inc. 6.625% 2027[7]	4,800	5,207
	Univision Communications, Inc. 4.50% 2029[7]	3,475	3,509
	Verizon Communications, Inc. 2.10% 2028	1,835	1,875
	Verizon Communications, Inc. 2.875% 2050	2,500	2,381
	Virgin Media O2 4.25% 2031[7]	2,075	2,041
	Virgin Media Secured Finance PLC 4.50% 2030[7]	3,115	3,142
	Vodafone Group PLC 4.375% 2028	350	407
	Vodafone Group PLC 5.25% 2048	500	660
	Vodafone Group PLC 4.25% 2050	4,350	5,090
	Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,820
	Ziggo Bond Finance BV 5.50% 2027[7]	4,277	4,455
	Ziggo Bond Finance BV 4.875% 2030[7]	725	744

			190,491

Utilities	AEP Transmission Co. LLC 3.75% 2047	2,390	2,724
0.57%	Ameren Corp. 2.50% 2024	969	1,020
	Ameren Corp. 4.50% 2049	425	548
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,108
	Calpine Corp. 3.75% 2031[7]	1,300	1,240
	CenterPoint Energy, Inc. 2.50% 2022	900	920
	CenterPoint Energy, Inc. 3.85% 2024	1,638	1,763
	CenterPoint Energy, Inc. 3.70% 2049	2,775	2,967
	Comisión Federal de Electricidad 4.75% 2027[7]	645	722
	Commonwealth Edison Co. 4.35% 2045	1,085	1,354
	Commonwealth Edison Co. 4.00% 2048	2,600	3,132
	Consolidated Edison Company of New York, Inc. 4.50% 2058	5,380	6,529
	Consumers Energy Co. 4.05% 2048	3,017	3,674
	Dominion Resources, Inc. 2.00% 2021	665	665
	Dominion Resources, Inc. 2.75% 2022	800	809
	Dominion Resources, Inc. 2.85% 2026	750	799
	Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,883
	DTE Energy Company 3.95% 2049	1,800	2,183
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,435
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,580
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,300
	Duke Energy Progress, Inc. 3.70% 2046	750	851
	Edison International 3.55% 2024	2,200	2,341
	EDP Finance BV 3.625% 2024[7]	4,100	4,410
	Electricité de France SA 4.75% 2035[7]	1,250	1,528
	Electricité de France SA 4.875% 2038[7]	2,750	3,387
	Electricité de France SA 5.60% 2040	525	703
	Emera US Finance LP 3.55% 2026	320	350
	Enersis Américas SA 4.00% 2026	245	267
	Entergy Corp. 2.80% 2030	3,325	3,467
	Entergy Louisiana, LLC 4.20% 2048	4,200	5,120
	Entergy Texas, Inc. 1.75% 2031	3,650	3,504
	Eversource Energy 3.80% 2023	2,730	2,932
	Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,102
	FirstEnergy Corp. 3.40% 2050	5,275	5,184
	FirstEnergy Transmission LLC 2.866% 2028[7]	675	700
	MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,189
	Northern States Power Co. 4.125% 2044	6,000	7,357
	NRG Energy, Inc. 3.625% 2031[7]	2,250	2,214
	Oncor Electric Delivery Company LLC 2.75% 2024	1,047	1,111
	Pacific Gas and Electric Co. 1.75% 2022	1,575	1,574
	Pacific Gas and Electric Co. 2.10% 2027	125	122

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Pacific Gas and Electric Co. 2.50% 2031	$ 14,750	$13,846
(continued)	Pacific Gas and Electric Co. 3.30% 2040	100	91
	Pacific Gas and Electric Co. 4.20% 2041	9,100	8,987
	Pacific Gas and Electric Co. 3.50% 2050	2,500	2,231
	PacifiCorp, First Mortgage Bonds, 3.60% 2024	4,695	5,037
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,792
	PG&E Corp. 5.00% 2028	4,750	4,809
	PG&E Corp. 5.25% 2030	2,575	2,607
	Public Service Company of Colorado 2.25% 2022	2,000	2,027
	Public Service Company of Colorado 1.875% 2031	2,775	2,763
	Public Service Electric and Gas Co. 3.60% 2047	548	625
	Public Service Electric and Gas Co. 3.15% 2050	2,451	2,627
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,956
	Puget Energy, Inc. 6.00% 2021	1,823	1,840
	Southern California Edison Co. 2.85% 2029	4,450	4,626
	Southern California Edison Co. 6.00% 2034	2,500	3,245
	Southern California Edison Co. 5.35% 2035	3,000	3,804
	Southern California Edison Co. 5.75% 2035	675	886
	Southern California Edison Co. 4.875% 2049	3,745	4,446
	Southern California Gas Company 2.55% 2030	2,725	2,819
	Talen Energy Corp. 10.50% 2026[7]	885	641
	Talen Energy Corp. 7.25% 2027[7]	4,655	4,350
	Talen Energy Supply, LLC 7.625% 2028[7]	1,575	1,476
	Union Electric Co. 2.625% 2051	5,625	5,396
	Virginia Electric and Power Co. 3.80% 2028	2,000	2,260
	Virginia Electric and Power Co. 4.60% 2048	2,650	3,428
	Xcel Energy, Inc. 2.60% 2029	1,950	2,029

			184,412

Consumer	Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,665
discretionary	Amazon.com, Inc. 2.70% 2060	2,765	2,656
0.56%	American Honda Finance Corp. 3.50% 2028	750	842
	Atlas LuxCo 4 SARL 4.625% 2028[7]	1,065	1,070
	Bayerische Motoren Werke AG 2.25% 2023[7]	300	311
	Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,965
	Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,540
	Caesars Entertainment, Inc. 6.25% 2025[7]	3,315	3,518
	Carnival Corp. 11.50% 2023[7]	5,575	6,281
	Carvana Co. 5.625% 2025[7]	600	625
	Carvana Co. 5.50% 2027[7]	2,496	2,584
	Carvana Co. 5.875% 2028[7]	924	974
	Ford Motor Credit Company LLC 3.664% 2024	455	478
	Ford Motor Credit Company LLC 3.81% 2024	1,070	1,121
	Ford Motor Credit Company LLC 5.584% 2024	423	464
	Ford Motor Credit Company LLC 3.375% 2025	5,750	5,970
	Ford Motor Credit Company LLC 5.125% 2025	12,355	13,621
	Ford Motor Credit Company LLC 4.542% 2026	2,455	2,677
	Ford Motor Credit Company LLC 3.815% 2027	250	261
	General Motors Financial Co. 3.45% 2022	2,000	2,028
	General Motors Financial Co. 5.20% 2023	6,354	6,844
	General Motors Financial Co. 1.05% 2024	1,050	1,056
	General Motors Financial Co. 3.50% 2024	4,145	4,451
	General Motors Financial Co. 4.30% 2025	400	442
	General Motors Financial Co. 4.35% 2027	500	563
	Hanesbrands, Inc. 4.625% 2024[7]	860	913
	Hanesbrands, Inc. 5.375% 2025[7]	706	750
	Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,919
	Hilton Grand Vacations Borrower LLC 5.00% 2029[7]	1,580	1,618
	Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,904

118 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Home Depot, Inc. 3.90% 2028	$ 825	$962
discretionary	Home Depot, Inc. 2.95% 2029	9,301	10,167
(continued)	Home Depot, Inc. 1.375% 2031	2,556	2,450
	Home Depot, Inc. 4.25% 2046	3,500	4,359
	Home Depot, Inc. 4.50% 2048	428	559
	Home Depot, Inc. 2.375% 2051	1,000	927
	Hyundai Capital America 3.25% 2022[7]	480	495
	Hyundai Capital America 2.375% 2027[7]	2,579	2,641
	International Game Technology PLC 6.50% 2025[7]	4,555	5,113
	International Game Technology PLC 5.25% 2029[7]	4,365	4,688
	Lithia Motors, Inc. 3.875% 2029[7]	675	701
	Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,099
	Lowe’s Companies, Inc. 1.70% 2030	966	927
	Melco International Development, Ltd. 5.75% 2028[7]	1,485	1,570
	MGM Growth Properties LLC 5.625% 2024	775	840
	MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,124
	MGM Growth Properties LLC 3.875% 2029[7]	2,225	2,265
	Mohegan Gaming & Entertainment 8.00% 2026[7]	3,400	3,557
	Neiman Marcus Group LLC 7.125% 2026[7]	1,345	1,437
	Nissan Motor Co., Ltd. 3.522% 2025[7]	3,000	3,206
	Nissan Motor Co., Ltd. 4.345% 2027[7]	3,000	3,300
	Panther BF Aggregator 2 LP 6.25% 2026[7]	500	533
	Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	1,925	2,221
	Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	2,120	2,120
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,255	5,432
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	2,347	2,573
	Scientific Games Corp. 8.625% 2025[7]	1,260	1,381
	Scientific Games Corp. 8.25% 2026[7]	6,905	7,414
	Scientific Games Corp. 7.00% 2028[7]	950	1,040
	Scientific Games Corp. 7.25% 2029[7]	1,615	1,826
	Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,087
	Toyota Motor Credit Corp. 0.80% 2026	2,265	2,240
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,670
	VICI Properties LP 4.625% 2029[7]	995	1,059
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	2,100	2,148
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	459
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	3,192
	Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	4,076
	Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,386
	Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,465
	Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,345
	Wyndham Worldwide Corp. 4.375% 2028[7]	1,855	1,932
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	3,468	3,602

			180,699

Materials	Alcoa Netherlands Holding BV 4.125% 2029[7]	950	992
0.53%	Anglo American Capital PLC 2.25% 2028[7]	484	490
	Anglo American Capital PLC 2.625% 2030[7]	11,275	11,334
	Anglo American Capital PLC 3.95% 2050[7]	2,281	2,482
	Arconic Rolled Products Corp. 6.125% 2028[7]	750	807
	Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	625
	Cleveland-Cliffs, Inc. 6.75% 2026[7]	2,035	2,198
	Cleveland-Cliffs, Inc. 5.875% 2027	10,500	11,051
	Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,923
	Cleveland-Cliffs, Inc. 4.875% 2031[7]	2,051	2,156
	CVR Partners LP 9.25% 2023[7]	346	348
	CVR Partners LP 6.125% 2028[7]	745	764
	Dow Chemical Co. 3.625% 2026	1,884	2,086
	Dow Chemical Co. 3.60% 2050	12,662	13,706

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	First Quantum Minerals, Ltd. 7.25% 2023[7]	$ 1,200	$1,225
(continued)	First Quantum Minerals, Ltd. 6.50% 2024[7]	4,704	4,812
	First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,805
	First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,797
	First Quantum Minerals, Ltd. 6.875% 2027[7]	3,240	3,535
	Freeport-McMoRan, Inc. 4.25% 2030	2,550	2,735
	Freeport-McMoRan, Inc. 5.45% 2043	1,300	1,591
	FXI Holdings, Inc. 7.875% 2024[7]	2,226	2,305
	FXI Holdings, Inc. 12.25% 2026[7]	4,392	5,071
	Glencore Funding LLC 4.125% 2024[7]	945	1,019
	Hexion, Inc. 7.875% 2027[7]	2,045	2,209
	International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	5,390
	International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,379
	International Paper Co. 7.30% 2039	2,005	3,111
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	1,148	1,278
	LSB Industries, Inc. 9.625% 2023[7]	5,170	5,322
	LYB International Finance III, LLC 2.25% 2030	2,275	2,275
	LYB International Finance III, LLC 3.375% 2040	10,848	11,261
	LYB International Finance III, LLC 3.625% 2051	9,787	10,358
	LYB International Finance III, LLC 3.80% 2060	1,186	1,257
	Methanex Corp. 5.125% 2027	4,750	5,137
	Mosaic Co. 3.25% 2022	1,125	1,165
	Mosaic Co. 4.05% 2027	1,050	1,178
	Praxair, Inc. 1.10% 2030	2,938	2,765
	SCIH Salt Holdings, Inc. 4.875% 2028[7]	1,185	1,188
	SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,235
	Sherwin-Williams Company 2.75% 2022	29	30
	Sherwin-Williams Company 3.125% 2024	275	294
	Sherwin-Williams Company 3.80% 2049	5,208	6,025
	Tronox, Ltd. 4.625% 2029[7]	2,175	2,199
	Vale Overseas, Ltd. 3.75% 2030	2,229	2,376
	Venator Materials Corp. 5.75% 2025[7]	5,845	5,764
	Venator Materials Corp. 9.50% 2025[7]	1,495	1,686
	Warrior Met Coal, Inc. 8.00% 2024[7]	5,095	5,178
	Westlake Chemical Corp. 4.375% 2047	500	589

			170,506

Information	Adobe, Inc. 1.90% 2025	366	381
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[14,15]	4,150	4,203
0.41%	Apple, Inc. 3.00% 2024	625	663
	Apple, Inc. 0.70% 2026	2,500	2,472
	Apple, Inc. 3.35% 2027	40	44
	Apple, Inc. 1.20% 2028	5,000	4,932
	Apple, Inc. 1.65% 2031	2,500	2,463
	Avaya, Inc. 6.125% 2028[7]	1,600	1,715
	Booz Allen Hamilton, Inc. 4.00% 2029[7]	710	727
	Broadcom, Inc. 1.95% 2028[7]	1,407	1,408
	Broadcom, Inc. 2.45% 2031[7]	2,452	2,411
	Broadcom, Inc. 2.60% 2033[7]	2,524	2,471
	Broadcom, Inc. 3.469% 2034[7]	11,463	12,137
	Broadcom, Inc. 3.50% 2041[7]	3,948	4,044
	Broadcom, Inc. 3.75% 2051[7]	3,366	3,519
	CommScope Finance LLC 6.00% 2026[7]	2,425	2,563
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[14,15]	1,334	1,316
	Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,310
	Diebold, Inc. 8.50% 2024	1,400	1,435
	Fidelity National Information Services, Inc. 3.10% 2041	302	310
	Fiserv, Inc. 2.75% 2024	1,600	1,689
	Fiserv, Inc. 3.20% 2026	7,455	8,075

120 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Fiserv, Inc. 3.50% 2029	$ 1,280	$1,410
technology	Fiserv, Inc. 2.65% 2030	7,673	7,953
(continued)	Fiserv, Inc. 4.40% 2049	800	967
	Gartner, Inc. 4.50% 2028[7]	650	687
	Intuit, Inc. 0.95% 2025	1,530	1,535
	Intuit, Inc. 1.35% 2027	1,395	1,394
	Intuit, Inc. 1.65% 2030	1,845	1,815
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2024[14,15]	2,587	2,591
	Microsoft Corp. 2.525% 2050	4,744	4,672
	Microsoft Corp. 2.921% 2052	4,814	5,118
	Oracle Corp. 3.65% 2041	2,250	2,390
	Oracle Corp. 3.95% 2051	1,826	1,995
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,541
	PayPal Holdings, Inc. 2.30% 2030	2,200	2,279
	Sabre GLBL, Inc. 7.375% 2025[7]	728	793
	Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,426
	salesforce.com, inc. 1.50% 2028	3,200	3,196
	salesforce.com, inc. 1.95% 2031	1,625	1,629
	salesforce.com, inc. 2.70% 2041	1,875	1,890
	Square, Inc. 3.50% 2031[7]	1,875	1,894
	Synaptics, Inc. 4.00% 2029[7]	675	679
	Unisys Corp. 6.875% 2027[7]	725	793
	VeriSign, Inc. 2.70% 2031	625	636
	Veritas Holdings, Ltd. 7.50% 2025[7]	3,860	4,030
	ViaSat, Inc. 5.625% 2027[7]	555	581
	Visa, Inc. 2.80% 2022	2,000	2,067
	Visa, Inc. 3.15% 2025	5,500	6,020
	Xerox Corp. 5.00% 2025[7]	2,925	3,091
	Xerox Corp. 5.50% 2028[7]	1,875	1,951

			133,311

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	351
0.41%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,379
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,027
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,452
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,878
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	530
	American Campus Communities, Inc. 3.75% 2023	3,055	3,203
	American Campus Communities, Inc. 4.125% 2024	2,075	2,260
	American Campus Communities, Inc. 3.625% 2027	9,545	10,397
	American Campus Communities, Inc. 3.875% 2031	331	368
	American Tower Corp. 1.60% 2026	2,347	2,373
	American Tower Corp. 3.55% 2027	1,425	1,568
	American Tower Corp. 1.50% 2028	10,000	9,736
	American Tower Corp. 3.60% 2028	1,000	1,101
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,116
	Brookfield Property REIT, Inc. 5.75% 2026[7]	6,050	6,368
	Diversified Healthcare Trust 4.375% 2031	3,250	3,118
	Equinix, Inc. 1.45% 2026	6,787	6,825
	Equinix, Inc. 2.90% 2026	1,144	1,226
	Equinix, Inc. 1.80% 2027	1,295	1,312
	Equinix, Inc. 1.55% 2028	3,175	3,122
	Equinix, Inc. 2.00% 2028	2,234	2,246
	Equinix, Inc. 3.20% 2029	1,552	1,667
	Equinix, Inc. 2.50% 2031	1,710	1,741
	Equinix, Inc. 3.00% 2050	912	877
	Equinix, Inc. 3.40% 2052	2,731	2,814
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 3.50% 2025	6,825	7,393

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate	Gaming and Leisure Properties, Inc. 3.35% 2024	$ 1,263	$1,341
(continued)	Hospitality Properties Trust 4.50% 2023	1,945	1,998
	Hospitality Properties Trust 4.50% 2025	150	150
	Hospitality Properties Trust 4.95% 2027	500	499
	Hospitality Properties Trust 3.95% 2028	1,950	1,844
	Host Hotels & Resorts LP 4.50% 2026	355	390
	Howard Hughes Corp. 5.375% 2028[7]	2,450	2,606
	Howard Hughes Corp. 4.125% 2029[7]	1,860	1,866
	Howard Hughes Corp. 4.375% 2031[7]	2,015	2,012
	Iron Mountain, Inc. 5.25% 2030[7]	4,785	5,072
	Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,686
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,255	2,326
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,530	2,606
	Ladder Capital Corp. 5.25% 2025[7]	440	448
	Park Intermediate Holdings LLC 4.875% 2029[7]	1,180	1,222
	Public Storage 2.37% 2022	565	578
	Public Storage 0.875% 2026	592	587
	Public Storage 1.85% 2028	2,490	2,511
	Public Storage 2.30% 2031	2,493	2,545
	QTS Realty Trust, Inc. 3.875% 2028[7]	2,025	2,168
	Realogy Corp. 5.75% 2029[7]	2,760	2,889
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	875	878
	Scentre Group 3.25% 2025[7]	1,000	1,074
	Scentre Group 3.50% 2025[7]	3,075	3,307
	Scentre Group 3.75% 2027[7]	2,430	2,683
	UDR, Inc. 2.95% 2026	760	813
	Westfield Corp., Ltd. 3.15% 2022[7]	4,290	4,355

			132,979

Consumer staples	7-Eleven, Inc. 0.80% 2024[7]	1,700	1,696
0.38%	7-Eleven, Inc. 0.95% 2026[7]	825	811
	7-Eleven, Inc. 1.30% 2028[7]	6,515	6,298
	Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,371
	Altria Group, Inc. 4.40% 2026	231	261
	Altria Group, Inc. 5.80% 2039	4,820	5,963
	Altria Group, Inc. 3.40% 2041	2,500	2,388
	Altria Group, Inc. 4.50% 2043	3,000	3,232
	Altria Group, Inc. 5.95% 2049	490	628
	Altria Group, Inc. 3.70% 2051	2,500	2,376
	Anheuser-Busch InBev NV 4.00% 2028	4,345	4,950
	Anheuser-Busch InBev NV 5.45% 2039	5,000	6,608
	B&G Foods, Inc. 5.25% 2025	2,175	2,237
	British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,645
	British American Tobacco PLC 3.222% 2024	2,826	3,003
	British American Tobacco PLC 3.215% 2026	3,323	3,529
	British American Tobacco PLC 4.39% 2037	3,109	3,357
	British American Tobacco PLC 4.54% 2047	940	1,001
	Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,415
	Coca-Cola Company 1.00% 2028	940	912
	Conagra Brands, Inc. 1.375% 2027	4,615	4,506
	Constellation Brands, Inc. 2.65% 2022	2,856	2,937
	Constellation Brands, Inc. 2.70% 2022	195	199
	Constellation Brands, Inc. 3.20% 2023	1,029	1,073
	Constellation Brands, Inc. 3.60% 2028	625	693
	Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,138
	Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,280
	Kimberly-Clark Corp. 3.10% 2030	329	364
	Kraft Heinz Company 3.875% 2027	2,475	2,721
	Kraft Heinz Company 4.375% 2046	1,140	1,294

122 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	Kraft Heinz Company 4.875% 2049	$ 3,760	$4,574
(continued)	Kraft Heinz Company 5.50% 2050	1,215	1,580
	Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,695	1,723
	Nestlé Holdings, Inc. 1.00% 2027[7]	16,400	16,022
	Philip Morris International, Inc. 2.375% 2022	1,960	2,005
	Philip Morris International, Inc. 2.625% 2022	1,670	1,692
	Philip Morris International, Inc. 2.875% 2024	788	838
	Philip Morris International, Inc. 3.25% 2024	2,000	2,164
	Philip Morris International, Inc. 0.875% 2026	2,990	2,954
	Philip Morris International, Inc. 3.375% 2029	788	873
	Philip Morris International, Inc. 1.75% 2030	2,956	2,859
	Post Holdings, Inc. 4.625% 2030[7]	2,886	2,938
	Prestige Brands International, Inc. 3.75% 2031[7]	1,115	1,077
	Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,147
	Reynolds American, Inc. 5.85% 2045	2,030	2,489
	Simmons Foods, Inc. 4.625% 2029[7]	560	566

			124,387

	Total corporate bonds, notes & loans		2,264,966

Mortgage-backed obligations 5.53%
Federal agency	Fannie Mae Pool #AD7072 4.00% 2025[16]	4	4
mortgage-backed	Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
obligations	Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
5.13%	Fannie Mae Pool #AH6431 4.00% 2026[16]	399	425
	Fannie Mae Pool #890329 4.00% 2026[16]	57	61
	Fannie Mae Pool #AH5618 4.00% 2026[16]	3	4
	Fannie Mae Pool #AH0829 4.00% 2026[16]	3	4
	Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
	Fannie Mae Pool #MA3653 3.00% 2029[16]	40	42
	Fannie Mae Pool #AL8347 4.00% 2029[16]	420	446
	Fannie Mae Pool #254767 5.50% 2033[16]	289	334
	Fannie Mae Pool #555956 5.50% 2033[16]	187	216
	Fannie Mae Pool #BN1085 4.00% 2034[16]	575	612
	Fannie Mae Pool #BN3172 4.00% 2034[16]	178	189
	Fannie Mae Pool #AS8554 3.00% 2036[16]	9,100	9,579
	Fannie Mae Pool #929185 5.50% 2036[16]	460	533
	Fannie Mae Pool #893641 6.00% 2036[16]	948	1,125
	Fannie Mae Pool #893688 6.00% 2036[16]	243	288
	Fannie Mae Pool #907239 6.00% 2036[16]	58	69
	Fannie Mae Pool #AD0249 5.50% 2037[16]	156	180
	Fannie Mae Pool #190379 5.50% 2037[16]	82	96
	Fannie Mae Pool #924952 6.00% 2037[16]	1,143	1,355
	Fannie Mae Pool #888292 6.00% 2037[16]	830	986
	Fannie Mae Pool #928031 6.00% 2037[16]	98	116
	Fannie Mae Pool #888637 6.00% 2037[16]	14	17
	Fannie Mae Pool #AD0119 6.00% 2038[16]	1,350	1,602
	Fannie Mae Pool #AD0095 6.00% 2038[16]	1,017	1,205
	Fannie Mae Pool #995674 6.00% 2038[16]	486	576
	Fannie Mae Pool #AE0021 6.00% 2038[16]	393	466
	Fannie Mae Pool #AL7164 6.00% 2038[16]	254	295
	Fannie Mae Pool #AB0538 6.00% 2038[16]	151	175
	Fannie Mae Pool #889983 6.00% 2038[16]	26	31
	Fannie Mae Pool #995391 6.00% 2038[16]	26	30
	Fannie Mae Pool #995224 6.00% 2038[16]	12	14
	Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
	Fannie Mae Pool #AL0013 6.00% 2040[16]	259	306
	Fannie Mae Pool #AL0309 6.00% 2040[16]	85	101
	Fannie Mae Pool #MA4333 2.00% 2041[16]	9,698	9,867
	Fannie Mae Pool #MA4387 2.00% 2041[16]	8,842	9,034

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #MA4364 2.00% 2041[16]	$ 2,802	$2,845
mortgage-backed	Fannie Mae Pool #AB4536 6.00% 2041[16]	552	652
obligations	Fannie Mae Pool #AL7228 6.00% 2041[16]	353	411
(continued)	Fannie Mae Pool #AP2131 3.50% 2042[16]	4,521	4,873
	Fannie Mae Pool #AU8813 4.00% 2043[16]	2,701	3,013
	Fannie Mae Pool #AU9348 4.00% 2043[16]	1,561	1,741
	Fannie Mae Pool #AU9350 4.00% 2043[16]	1,314	1,452
	Fannie Mae Pool #AL8773 3.50% 2045[16]	7,747	8,346
	Fannie Mae Pool #AL8354 3.50% 2045[16]	1,951	2,116
	Fannie Mae Pool #BC4764 3.00% 2046[16]	16,398	17,265
	Fannie Mae Pool #AL8522 3.50% 2046[16]	3,919	4,251
	Fannie Mae Pool #BD9699 3.50% 2046[16]	1,707	1,841
	Fannie Mae Pool #BD9307 4.00% 2046[16]	1,715	1,866
	Fannie Mae Pool #BC7611 4.00% 2046[16]	401	438
	Fannie Mae Pool #CA0770 3.50% 2047[16]	2,617	2,775
	Fannie Mae Pool #BE1290 3.50% 2047[16]	2,569	2,740
	Fannie Mae Pool #MA3211 4.00% 2047[16]	4,946	5,303
	Fannie Mae Pool #257036 7.00% 2047[16]	8	10
	Fannie Mae Pool #256975 7.00% 2047[16]	2	2
	Fannie Mae Pool #FM3278 3.50% 2048[16]	28,331	29,872
	Fannie Mae Pool #BK7655 3.891% 2048[14,16]	570	596
	Fannie Mae Pool #CA2377 4.00% 2048[16]	11,397	12,162
	Fannie Mae Pool #BK6971 4.00% 2048[16]	160	171
	Fannie Mae Pool #MA3277 4.00% 2048[16]	20	21
	Fannie Mae Pool #BK5255 4.00% 2048[16]	19	21
	Fannie Mae Pool #CA2493 4.50% 2048[16]	1,296	1,399
	Fannie Mae Pool #CA4756 3.00% 2049[16]	8,470	8,964
	Fannie Mae Pool #BK8767 4.00% 2049[16]	133	144
	Fannie Mae Pool #MA4381 3.50% 2051[16]	668	709
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	112	129
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	30	37
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[14,16]	1,046	1,067
	Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	1,109	1,121
	Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	763	767
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[14,16]	4,816	5,045
	Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[14,16]	5,071	5,352
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[14,16]	4,330	4,604
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[14,16]	5,518	5,876
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[14,16]	3,972	4,223
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 2026[14,16]	9,665	10,330
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[14,16]	2,891	3,142
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	62	57
	Freddie Mac Pool #ZK7598 3.00% 2027[16]	8,407	8,893
	Freddie Mac Pool #ZK7580 3.00% 2027[16]	3,772	3,992
	Freddie Mac Pool #C91912 3.00% 2037[16]	15,917	16,761
	Freddie Mac Pool #G03978 5.00% 2038[16]	587	673
	Freddie Mac Pool #G04553 6.50% 2038[16]	76	87
	Freddie Mac Pool #G08347 4.50% 2039[16]	97	109
	Freddie Mac Pool #C03518 5.00% 2040[16]	938	1,066
	Freddie Mac Pool #RB5118 2.00% 2041[16]	30,065	30,717
	Freddie Mac Pool #Q05807 4.00% 2042[16]	2,437	2,669
	Freddie Mac Pool #Q23185 4.00% 2043[16]	1,711	1,909
	Freddie Mac Pool #Q23190 4.00% 2043[16]	1,162	1,280
	Freddie Mac Pool #760014 2.977% 2045[14,16]	309	323
	Freddie Mac Pool #Q37988 4.00% 2045[16]	8,593	9,434
	Freddie Mac Pool #G60344 4.00% 2045[16]	7,261	8,002
	Freddie Mac Pool #Z40130 3.00% 2046[16]	5,757	6,189
	Freddie Mac Pool #Q41909 4.50% 2046[16]	625	681
	Freddie Mac Pool #Q41090 4.50% 2046[16]	392	428
	Freddie Mac Pool #760015 2.679% 2047[14,16]	729	760
	Freddie Mac Pool #Q46021 3.50% 2047[16]	1,679	1,798

124 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SI2002 4.00% 2048[16]	$ 4,244	$4,543
mortgage-backed	Freddie Mac Pool #SD7507 3.00% 2049[16]	28,669	30,468
obligations	Freddie Mac Pool #SD7528 2.00% 2050[16]	21,370	21,679
(continued)	Freddie Mac Pool #RA2020 3.00% 2050[16]	11,406	12,048
	Freddie Mac Pool #SD8164 3.50% 2051[16]	6,835	7,241
	Freddie Mac Pool #SD8158 3.50% 2051[16]	81	85
	Freddie Mac, Series T041, Class 3A, 5.051% 2032[14,16]	223	249
	Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,129
	Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,876
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,554
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,357
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[14,16]	9,778	10,769
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,779
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,055
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,252
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,407
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,885
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	7,331	7,666
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[14,16]	7,326	7,664
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[14,16]	3,730	3,901
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[14,16]	1,622	1,710
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[14,16]	1,225	1,320
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,805	2,948
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,553	2,786
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,003	1,094
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	13,732	14,473
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	7,694	8,084
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,013	3,187
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,969	4,173
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	6,190	6,601
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,712
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.392% 2027[14,16]	777	788
	Government National Mortgage Assn. 2.00% 2051[16,17]	89,533	91,027
	Government National Mortgage Assn. 2.50% 2051[16,17]	21,529	22,241
	Government National Mortgage Assn. 3.00% 2051[16,17]	28,369	29,591
	Government National Mortgage Assn. 3.00% 2051[16,17]	7,413	7,735
	Government National Mortgage Assn. 3.50% 2051[16,17]	26,752	28,085
	Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,841
	Government National Mortgage Assn. 4.50% 2051[16,17]	10,000	10,658
	Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	1,025	1,106
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	11,073	11,741
	Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	1,442	1,530
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	18,936	20,210
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	4,689	5,001
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	2,770	2,962

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Government National Mortgage Assn. Pool #MA7419 3.00% 2051[16]	$ 38,218	$40,144
mortgage-backed	Uniform Mortgage-Backed Security 1.50% 2036[16,17]	19,795	19,972
obligations	Uniform Mortgage-Backed Security 2.00% 2036[16,17]	52,169	53,812
(continued)	Uniform Mortgage-Backed Security 2.50% 2036[16,17]	638	665
	Uniform Mortgage-Backed Security 3.00% 2036[16,17]	8,784	9,230
	Uniform Mortgage-Backed Security 2.00% 2051[16,17]	88,984	89,495
	Uniform Mortgage-Backed Security 2.50% 2051[16,17]	213,092	219,526
	Uniform Mortgage-Backed Security 2.50% 2051[16,17]	5,863	6,053
	Uniform Mortgage-Backed Security 3.00% 2051[16,17]	94,201	98,048
	Uniform Mortgage-Backed Security 3.00% 2051[16,17]	44,573	46,435
	Uniform Mortgage-Backed Security 3.50% 2051[16,17]	141,729	149,283
	Uniform Mortgage-Backed Security 3.50% 2051[16,17]	8,114	8,542
	Uniform Mortgage-Backed Security 4.00% 2051[16,17]	112,136	119,512
	Uniform Mortgage-Backed Security 4.50% 2051[16,17]	41,792	44,966

			1,658,560

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	3,013
mortgage-backed securities	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.923% 2036[7,14,16]	2,000	2,004
0.22%	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,105
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,039
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[7,14,16]	7,538	7,552
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[7,14,16]	1,361	1,365
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[7,14,16]	1,229	1,233
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	904	936
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,205
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,201	1,270
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[7,14,16]	1,574	1,579
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[7,14,16]	1,437	1,443
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[7,14,16]	1,501	1,509
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	5,201	5,320
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	5,794
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,470
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	14,110
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[7,14,16]	3,950	3,960
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	879	927
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	927	967
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	7,020	7,333

			71,134

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,14,16]	2,024	2,039
mortgage-backed	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,14,16]	1,219	1,220
obligations (privately originated)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[7,14,16]	3,810	3,823
0.18%	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,14,16]	1,874	1,958
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,191	4,332
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,14,16]	2,946	2,991
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	183	193
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	9,761	10,612

126 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	$ 3,466	$3,791
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,14,16]	733	749
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,14,16]	700	714
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,14,16]	4,805	4,828
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,14,16]	1,322	1,331
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,14,16]	656	658
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	417	432
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[7,14,16]	3,001	3,006
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[7,14,16]	2,862	2,867
	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[7,14,16]	7,829	7,834
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,14,16]	1,485	1,508
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,14,16]	754	752
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,14,16]	1,015	1,031
	Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[7,14,16]	1,300	1,301
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	845	834

			58,804

	Total mortgage-backed obligations		1,788,498

Asset-backed obligations 0.96%
	Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	1,920	1,994
	Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,184
	Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,352
	Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	13,390
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	556
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	146
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[7,14,16]	2,875	2,875
	Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[7,14,16]	1,639	1,639
	ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[7,14,16]	3,510	3,510
	Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[7,14,16]	3,660	3,660
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	981	982
	CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	409	410
	Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[7,14,16]	5,185	5,185
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,454	5,548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,858	1,889
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	945	962
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	177	179
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,402	6,452
	CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	822	830
	CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,778	1,790
	CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,435	1,450
	CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	6,427	6,491
	CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	914	933
	CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,912	1,900
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,14,16]	395	397
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	3,016
	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	307	308
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	836
	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,304
	Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	94	94

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	$ 110	$111
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[7,14,16]	5,478	5,478
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	485	487
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	13,444	13,437
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	4,330	4,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,124
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,448
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,207
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,372
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	868	884
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	349	349
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,987	3,144
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	12,617	12,789
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	15,817	15,988
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	654	666
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,811	4,796
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	8,452	8,485
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	637
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	407
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	9,194
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	689
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	432
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,16]	241	242
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,16]	311	313
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,16]	118	118
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	292	294
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	1,957	1,982
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[7,14,16]	4,048	4,048
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[7,14,16]	5,545	5,545
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[7,14,16]	4,230	4,230
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,717
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	7,858	7,882
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	9,048	9,060
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[7,16]	14,949	15,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[7,14,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[7,14,16]	2,682	2,685
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[7,14,16]	769	769
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[7,14,16]	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	436	438
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	352
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,050
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.823% 2053[7,14,16]	7,547	7,617
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[7,14,16]	3,233	3,233
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[7,14,16]	5,530	5,533
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[7,14,16]	2,985	2,985

128 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	$ 2,195	$2,217
	TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	246	251
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	950	959
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	1,054	1,045
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	5,066	5,144
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,429
	Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	905
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,14,16]	7,257	7,269
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,16]	11,976	12,071
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[7,16]	3,221	3,210
	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	716	719
	Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,410

			310,904

Bonds & notes of governments & government agencies outside the U.S. 0.18%
	Asian Development Bank 1.00% 2026	5,130	5,148
	CPPIB Capital, Inc. 2.25% 2022[7]	4,286	4,336
	CPPIB Capital, Inc. 2.75% 2027[7]	6,600	7,188
	KfW 2.125% 2022	375	380
	Manitoba (Province of) 3.05% 2024	2,600	2,780
	Morocco (Kingdom of) 3.00% 2032[7]	3,000	2,905
	Morocco (Kingdom of) 4.00% 2050[7]	3,000	2,790
	Peru (Republic of) 1.862% 2032	2,525	2,349
	Peru (Republic of) 2.78% 2060	3,775	3,377
	Qatar (State of) 3.375% 2024[7]	2,315	2,486
	Qatar (State of) 4.00% 2029[7]	745	859
	Qatar (State of) 4.817% 2049[7]	750	968
	Quebec (Province of) 2.375% 2022	5,057	5,120
	Quebec (Province of) 2.75% 2027	9,000	9,768
	Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,888
	Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,312
	United Mexican States 2.659% 2031	2,703	2,647
	United Mexican States 3.771% 2061	1,528	1,425

			57,726

Federal agency bonds & notes 0.11%
	Fannie Mae 1.875% 2026	13,000	13,634
	Fannie Mae 0.875% 2030[9]	23,958	22,723

			36,357

Municipals 0.09%
Connecticut 0.00%	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	25	26
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	20	21

			47

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,425
0.03%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,474

			10,899

Illinois 0.02%	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,894

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Maryland 0.00%	Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	$ 30	$30

Minnesota 0.00%	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	55	58

Nebraska 0.00%	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

New York 0.02%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,870
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,773

			7,643

Ohio 0.02%	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,200	5,458

South Carolina 0.00%	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21

South Dakota 0.00%	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

Tennessee 0.00%	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	10	10

	Total municipals		29,080

	Total bonds, notes & other debt instruments (cost: $6,574,324,000)		6,801,368

Short-term securities 7.54%		Shares
Money market investments 7.47%
	Capital Group Central Cash Fund 0.04%[6,18]	24,159,533	2,415,954

130 American Funds Insurance Series

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.07%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	12,924,647	$12,924
Capital Group Central Cash Fund 0.04%[6,18,19]	104,483	10,448
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	68,626	69

		23,441

Total short-term securities (cost: $2,439,255,000)		2,439,395

Total investment securities 103.98% (cost: $23,413,273,000)		33,634,369
Other assets less liabilities (3.98)%		(1,288,428)

Net assets 100.00%		$32,345,941

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [20]	Value at 6/30/2021 (000) [21]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	1,129	October 2021	$225,800	$248,741	$(435)
5 Year U.S. Treasury Note Futures	Short	4,213	October 2021	(421,300)	(520,009)	901
10 Year U.S. Treasury Note Futures	Short	990	September 2021	(99,000)	(131,175)	(415)
10 Year Ultra U.S. Treasury Note Futures	Short	1,742	September 2021	(174,200)	(256,428)	(3,097)
20 Year U.S. Treasury Bond Futures	Short	235	September 2021	(23,500)	(37,776)	(300)
30 Year Ultra U.S. Treasury Bond Futures	Short	207	September 2021	(20,700)	(39,886)	(517)

						$(3,863)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
U.S. EFFR	0.0795%	7/13/2025	$39,521	$862	$–	$862

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$102,000	$ (2,590)	$ (2,208)	$ (382)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 0.55%
Health care 0.03%
NuCana PLC (ADR)[1]	$13,367	$–	$–	$–	$(5,120)	$8,247	$–

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Investments in affiliates6 (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Consumer discretionary 0.52%
Kontoor Brands, Inc.	$150,072	$–		$36,658	$14,043	$41,773	$169,230	$2,800

Total common stocks							177,477

Investment funds 5.20%
Capital Group Central Corporate Bond Fund	–	1,677,901		–	–	3,297	1,681,198	259

Short-term securities 7.50%
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%[18]	2,273,691	2,311,312		2,168,827	(9)	(213)	2,415,954	992

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[18,19]	–	10,448	[22]				10,448	–	[23]

Total short-term securities							2,426,402

Total 13.25%					$14,034	$39,737	$4,285,077	$4,051

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $25,453,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,116,000, which represented .13% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,281,012,000, which represented 3.96% of the net assets of the fund.

8Amount less than one thousand.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,221,000, which represented .04% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Step bond; coupon rate may change at a later date.

12Scheduled interest and/or principal payment was not received.

13Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

14Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

15Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,993,000, which represented .05% of the net assets of the fund.

16Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

17Purchased on a TBA basis.

18Rate represents the seven-day yield at 6/30/2021.

19Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

20Notional amount is calculated based on the number of contracts and notional contract size.

21Value is calculated based on the notional amount and current market price.

22Represents net activity. Refer to Note 5 for more information on securities lending.

23Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc.	9/26/2013	$6,949	$19,795	.06%

Extraction Oil & Gas, Inc.	1/20/2021	555	1,184	.00

Total private placement securities		$7,504	$20,979	.06%

132 American Funds Insurance Series

Asset Allocation Fund (continued)

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	133

Global Balanced Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 61.22%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Company, Ltd.	658,000	$14,052
technology	Microsoft Corp.	43,721	11,844
13.80%	Broadcom, Inc.	17,809	8,492
	ASML Holding NV	10,504	7,217
	PagSeguro Digital, Ltd., Class A1	84,179	4,707
	Tokyo Electron, Ltd.	10,500	4,544
	Amadeus IT Group SA, Class A, non-registered shares[1]	33,031	2,323
	Edenred SA	33,076	1,885
	Visa, Inc., Class A	7,691	1,798
	Keyence Corp.	3,400	1,716
	Mastercard, Inc., Class A	4,466	1,631
	Amphenol Corp., Class A	23,612	1,615
	Murata Manufacturing Co., Ltd.	15,800	1,206

			63,030

Health care	AstraZeneca PLC	49,835	5,986
8.89%	UnitedHealth Group, Inc.	13,787	5,521
	Pfizer, Inc.	116,586	4,565
	Danaher Corp.	12,903	3,463
	Humana Inc.	7,588	3,359
	Thermo Fisher Scientific, Inc.	5,194	2,620
	Mettler-Toledo International, Inc.[1]	1,781	2,467
	Coloplast A/S, Class B	14,862	2,439
	Merck & Co., Inc.	28,792	2,239
	Carl Zeiss Meditec AG, non-registered shares	8,497	1,642
	Fisher & Paykel Healthcare Corp., Ltd.	74,190	1,614
	Gilead Sciences, Inc.	21,202	1,460
	Cigna Corp.	5,904	1,400
	Novartis AG	11,212	1,022
	Bayer AG	12,374	751
	Organon & Co.[1]	1,695	51

			40,599

Financials	JPMorgan Chase & Co.	50,515	7,857
7.86%	Berkshire Hathaway, Inc., Class A1	14	5,861
	Berkshire Hathaway, Inc., Class B1	216	60
	Brookfield Asset Management, Inc., Class A (CAD denominated)	58,884	3,004
	Aon PLC, Class A	10,249	2,447
	Zurich Insurance Group AG	6,002	2,408
	BlackRock, Inc.	2,556	2,236
	AIA Group, Ltd.	178,000	2,212
	Hong Kong Exchanges and Clearing, Ltd.	36,800	2,194
	S&P Global, Inc.	4,998	2,052
	Deutsche Boerse AG	9,146	1,596
	FinecoBank SpA[1]	75,768	1,321
	B3 SA-Brasil, Bolsa, Balcao	389,658	1,318
	Legal & General Group PLC	362,095	1,290
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A (CAD denominated)[1]	405	21

			35,877

Consumer	Home Depot, Inc.	30,381	9,688
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	6,242	4,895
7.30%	Domino’s Pizza, Inc.	8,432	3,933
	Amazon.com, Inc.[1]	772	2,656
	Ocado Group PLC[1]	78,363	2,171
	Darden Restaurants, Inc.	14,828	2,165
	Restaurant Brands International, Inc. (CAD denominated)	29,571	1,905
	General Motors Company[1]	29,566	1,749

134	American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Booking Holdings, Inc.[1]	704	$1,540
discretionary	Industria de Diseño Textil, SA	32,265	1,137
(continued)	Stellantis NV	48,207	946
	Wynn Resorts, Ltd.[1]	4,407	539

			33,324

Consumer staples	Nestlé SA	72,154	8,985
6.71%	Philip Morris International, Inc.	60,296	5,976
	Altria Group, Inc.	71,119	3,391
	Kweichow Moutai Co., Ltd., Class A	10,500	3,342
	British American Tobacco PLC	76,169	2,950
	British American Tobacco PLC (ADR)	3,765	148
	Keurig Dr Pepper, Inc.	84,587	2,981
	Coca-Cola Europacific Partners PLC	17,523	1,039
	Budweiser Brewing Co. APAC, Ltd.	308,000	972
	Procter & Gamble Company	6,527	881

			30,665

Industrials	SITC International Holdings Co., Ltd.	937,000	3,916
5.20%	Airbus SE, non-registered shares[1]	22,178	2,852
	Spirax-Sarco Engineering PLC	10,948	2,062
	Lockheed Martin Corp.	5,420	2,051
	SMC Corp.	3,100	1,832
	Nidec Corp.	15,200	1,761
	Watsco, Inc.	5,594	1,603
	MTU Aero Engines AG	6,193	1,534
	CSX Corp.	41,109	1,319
	BAE Systems PLC	170,770	1,233
	United Parcel Service, Inc., Class B	5,422	1,127
	Honeywell International, Inc.	4,767	1,046
	Union Pacific Corp.	4,256	936
	Boeing Company[1]	2,057	493

			23,765

Materials	Croda International PLC	26,816	2,733
2.99%	Vale SA, ordinary nominative shares	118,297	2,694
	Givaudan SA	560	2,604
	Akzo Nobel NV	12,477	1,542
	LyondellBasell Industries NV	14,783	1,521
	Koninklijke DSM NV	7,351	1,372
	Rio Tinto PLC	14,634	1,204

			13,670

Communication	Alphabet, Inc., Class C1	1,456	3,649
services	SoftBank Corp.	253,100	3,312
2.76%	Verizon Communications, Inc.	49,974	2,800
	Nintendo Co., Ltd.	3,800	2,210
	América Móvil, SAB de CV, Series L (ADR)	41,843	628

			12,599

American Funds Insurance Series 135

Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Crown Castle International Corp. REIT	15,806	$3,084
2.51%	Equinix, Inc. REIT	2,956	2,373
	American Tower Corp. REIT	6,662	1,800
	Longfor Group Holdings, Ltd.	318,500	1,784
	Gaming and Leisure Properties, Inc. REIT	36,680	1,699
	Shimao Group Holdings, Ltd.	290,000	711

			11,451

Energy	TC Energy Corp. (CAD denominated)	57,287	2,835
2.29%	BP PLC	545,052	2,375
	Baker Hughes Co., Class A	73,987	1,692
	Chevron Corp.	13,291	1,392
	Pioneer Natural Resources Company	7,328	1,191
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	78,873	964

			10,449

Utilities	Enel SpA	362,163	3,363
0.91%	Brookfield Infrastructure Partners LP	14,608	811

			4,174

	Total common stocks (cost: $174,263,000)		279,603

Preferred securities 0.37%
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	25,715	1,683

technology	Total preferred securities (cost: $1,314,000)		1,683

0.37%

Convertible stocks 0.36%
Utilities	AES Corp., convertible preferred units, 6.875% 2024	15,300	1,646

0.36%	Total convertible stocks (cost: $1,530,000)		1,646

Bonds, notes & other debt instruments 30.10%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.04%
	Abu Dhabi (Emirate of) 2.50% 2022[2]	$ 200	206
	Abu Dhabi (Emirate of) 0.75% 2023[2]	275	277
	Agricultural Development Bank of China 3.75% 2029	CNY550	86
	Agricultural Development Bank of China 2.96% 2030	4,350	645
	Australia (Commonwealth of), Series 152, 2.75% 2028	A$885	738
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	470
	Australia (Commonwealth of), Series 162, 1.75% 2051	400	265
	Brazil (Federative Republic of) 0% 2021	BRL3,000	603
	Brazil (Federative Republic of) 6.00% 2024[3]	3,000	651
	Canada 2.25% 2025	C$1,400	1,193
	Canada 0.25% 2026	570	445
	Canada 2.25% 2029	1,265	1,098
	China (People’s Republic of), Series 1916, 3.12% 2026	CNY8,650	1,349
	China (People’s Republic of), Series INBK, 2.85% 2027	7,000	1,072
	China (People’s Republic of), Series IMBK, 3.28% 2027	400	63
	China (People’s Republic of), Series 1906, 3.29% 2029	5,500	863
	China (People’s Republic of), Series 1910, 3.86% 2049	4,610	736
	China (People’s Republic of), Series INBK, 3.39% 2050	300	44
	China (People’s Republic of), Series INBK, 3.81% 2050	7,480	1,188
	China Development Bank Corp., Series 2008, 2.89% 2025	3,240	496

136 American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China Development Bank Corp., Series 2004, 3.43% 2027	CNY1,060	$165
China Development Bank Corp., Series 1805, 4.04% 2028	8,230	1,319
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	343
China Development Bank Corp., Series 1905, 3.48% 2029	11,080	1,713
Colombia (Republic of) 5.75% 2027	COP1,978,800	505
Czech Republic 0% 2024	CZK1,000	44
Czech Republic 1.25% 2025	13,000	599
French Republic O.A.T. 0% 2030	€ 1,320	1,561
French Republic O.A.T. 3.25% 2045	160	296
Germany (Federal Republic of) 0% 2025	822	1,001
Germany (Federal Republic of) 0.25% 2029	600	748
Germany (Federal Republic of) 0% 2030	642	782
Germany (Federal Republic of) 0% 2036	1,300	1,529
Germany (Federal Republic of) 0% 2050	655	714
Greece (Hellenic Republic of) 3.375% 2025	300	401
Greece (Hellenic Republic of) 3.75% 2028	280	406
Greece (Hellenic Republic of) 3.875% 2029	270	400
India (Republic of) 5.15% 2025	INR28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	331
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	71
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	138
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	44
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	103
Israel (State of) 2.875% 2024	€ 200	257
Israel (State of) 1.50% 2027	100	128
Italy (Republic of) 0.10% 2023[3]	788	958
Italy (Republic of) 0.95% 2027	246	303
Italy (Republic of) 0.25% 2028	820	963
Italy (Republic of) 1.35% 2030	660	829
Japan, Series 134, 0.10% 2022	¥ 16,000	144
Japan, Series 17, 0.10% 2023[3]	10,480	95
Japan, Series 19, 0.10% 2024[3]	30,420	278
Japan, Series 18, 0.10% 2024[3]	20,840	190
Japan, Series 145, 0.10% 2025	98,050	891
Japan, Series 21, 0.10% 2026[3]	40,583	373
Japan, Series 346, 0.10% 2027	173,250	1,577
Japan, Series 22, 0.10% 2027[3]	25,438	234
Japan, Series 23, 0.10% 2028[3]	66,456	614
Japan, Series 24, 0.10% 2029[3]	213,816	1,980
Japan, Series 360, 0.10% 2030	368,900	3,343
Japan, Series 152, 1.20% 2035	303,400	3,094
Japan, Series 42, 1.70% 2044	94,100	1,061
Japan, Series 37, 0.60% 2050	26,950	238
Japan, Series 70, 0.70% 2051	13,050	118
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	351
Malaysia (Federation of), Series 0417, 3.899% 2027	1,300	330
Malaysia (Federation of), Series 0318, 4.642% 2033	400	105
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	732
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	374
Malaysia (Federation of), Series 0216, 4.736% 2046	409	104
Morocco (Kingdom of) 3.50% 2024	€ 100	130
Morocco (Kingdom of) 1.375% 2026	130	157
Morocco (Kingdom of) 1.50% 2031	125	139
Morocco (Kingdom of) 1.50% 2031	100	112
National Highways Authority of India 7.17% 2021	INR30,000	410
Netherlands (Kingdom of the) 5.50% 2028	€ 100	165
Norway (Kingdom of) 1.75% 2025	NKr4,500	537
Nova Scotia (Province of) 3.15% 2051	C$170	151
Peru (Republic of) 2.392% 2026	$ 90	93
Philippines (Republic of) 0.001% 2024	¥ 100,000	894
Philippines (Republic of) 0.25% 2025	€ 100	119

American Funds Insurance Series 137

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Philippines (Republic of) 1.648% 2031	$ 200	$193
	Poland (Republic of), Series 1029, 2.75% 2029	PLN410	118
	Qatar (State of) 3.40% 2025[2]	$ 200	218
	Romania 3.624% 2030	€ 692	950
	Romania 3.624% 2030	225	309
	Romania 2.00% 2032	100	120
	Romania 2.00% 2033	540	637
	Romania 3.50% 2034	65	88
	Romania 3.875% 2035	170	237
	Romania 3.375% 2038	80	104
	Romania 4.625% 2049	39	59
	Romania 3.375% 2050	73	93
	Russian Federation 7.00% 2023	RUB16,600	228
	Russian Federation 2.875% 2025	€ 200	260
	Russian Federation 2.875% 2025	100	130
	Russian Federation 4.25% 2027	$ 200	224
	Russian Federation 6.90% 2029	RUB25,250	344
	Russian Federation 7.65% 2030	38,320	546
	Russian Federation 5.90% 2031	5,620	71
	Russian Federation 8.50% 2031	5,530	83
	Russian Federation 7.70% 2033	23,030	330
	Russian Federation 7.25% 2034	8,140	113
	Saudi Arabia (Kingdom of) 2.894% 2022[2]	$ 200	204
	Serbia (Republic of) 3.125% 2027	€ 640	846
	Serbia (Republic of) 3.125% 2027	125	165
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	503
	Spain (Kingdom of) 1.25% 2030	€ 480	616
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$ 250	246
	Tunisia (Republic of) 6.75% 2023	€ 150	173
	Ukraine 6.75% 2026	150	194
	Ukraine 6.876% 2029[2]	$ 250	260
	United Kingdom 1.75% 2022	£ 280	395
	United Kingdom 2.75% 2024	50	75
	United Kingdom 0.375% 2030	730	976
	United Kingdom 4.75% 2030	460	870
	United Kingdom 4.25% 2032	280	525
	United Kingdom 4.50% 2034	225	447
	United Kingdom 0.625% 2035	675	879
	United Kingdom 3.25% 2044	250	484
	United Kingdom 0.625% 2050	95	112
	United Kingdom 1.25% 2051	114	158
	United Mexican States, Series M, 7.50% 2027	MXN20,240	1,059
	United Mexican States, Series M20, 8.50% 2029	11,500	635
	United Mexican States, Series M, 8.00% 2047	4,000	212

			64,131

U.S. Treasury bonds & notes 10.53%
U.S. Treasury	U.S. Treasury 0.125% 2022	$ 7,085	7,082
10.46%	U.S. Treasury 1.875% 2022	700	707
	U.S. Treasury 0.125% 2023	790	790
	U.S. Treasury 0.375% 2025	10,167	9,984
	U.S. Treasury 0.75% 2026	2,075	2,066
	U.S. Treasury 0.875% 2026	454	454
	U.S. Treasury 2.25% 2027	300	321
	U.S. Treasury 2.875% 2028	1,275	1,416
	U.S. Treasury 2.875% 2028	700	779
	U.S. Treasury 0.625% 2030	2,640	2,467
	U.S. Treasury 0.625% 2030	650	606
	U.S. Treasury 0.875% 2030[4]	12,375	11,766
	U.S. Treasury 1.625% 2031	375	381

138 American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 1.875% 2041	$ 1,345	$1,316
(continued)	U.S. Treasury 2.25% 2041	525	546
	U.S. Treasury 2.875% 2046	400	463
	U.S. Treasury 1.25% 2050	140	114
	U.S. Treasury 1.375% 2050[4]	6,514	5,479
	U.S. Treasury 2.375% 2051	990	1,056

			47,793

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	223	299

inflation-protected	Total U.S. Treasury bonds & notes		48,092

securities
0.07%

Corporate bonds, notes & loans 4.67%
Financials	ACE INA Holdings, Inc. 2.875% 2022	10	10
1.42%	ACE INA Holdings, Inc. 3.35% 2026	10	11
	ACE INA Holdings, Inc. 4.35% 2045	20	25
	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€ 100	131
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[5]	$ 200	201
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	500	501
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	160	161
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	236	257
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	20	21
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[5]	103	103
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	175	187
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	310	309
	Commonwealth Bank of Australia 2.688% 2031[2]	225	225
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	130	133
	Goldman Sachs Group, Inc. 3.50% 2025	207	225
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	130	133
	Goldman Sachs Group, Inc. 1.00% 2033[2]	€ 210	250
	Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[5]	$ 78	92
	Groupe BPCE SA 0.64% 2022	¥100,000	902
	Groupe BPCE SA 5.70% 2023[2]	$ 200	222
	Groupe BPCE SA 1.00% 2025	€ 100	123
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	$ 200	223
	JPMorgan Chase & Co. 3.25% 2022	28	29
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	186	187
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	160	190
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	200	197
	Morgan Stanley 3.125% 2026	110	119
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	126	127
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	72	75
	New York Life Insurance Company 3.75% 2050[2]	23	26
	PNC Financial Services Group, Inc. 2.854% 2022[5]	100	104
	Rabobank Nederland 3.875% 2023	€ 100	128
	Royal Bank of Canada 1.20% 2026	$ 175	175
	Skandinaviska Enskilda Banken AB 2.80% 2022	250	254
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	400	415

			6,471

Utilities	Berkshire Hathaway Energy Company 3.70% 2030	25	28
0.87%	Berkshire Hathaway Energy Company 1.65% 2031	175	168
	CMS Energy Corp. 3.00% 2026	150	161
	Duke Energy Carolinas, LLC 3.05% 2023	280	292

American Funds Insurance Series 139

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Duke Energy Progress, LLC 3.70% 2028	$ 75	$85
(continued)	Edison International 4.125% 2028	160	170
	Enel Finance International SA 2.75% 2023[2]	200	208
	Enel Finance International SA 3.50% 2028[2]	200	219
	Enersis Américas SA 4.00% 2026	35	38
	Exelon Corp. 3.40% 2026	150	163
	Exelon Corp., junior subordinated, 3.497% 2022[5]	25	26
	FirstEnergy Corp. 3.50% 2028[2]	35	38
	Interstate Power and Light Co. 2.30% 2030	50	51
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	248
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	482
	Niagara Mohawk Power Corp. 3.508% 2024[2]	85	92
	Pacific Gas and Electric Co. 2.95% 2026	25	26
	Pacific Gas and Electric Co. 2.10% 2027	100	97
	Pacific Gas and Electric Co. 3.00% 2028	140	141
	Pacific Gas and Electric Co. 4.65% 2028	114	126
	Pacific Gas and Electric Co. 4.55% 2030	31	33
	Pacific Gas and Electric Co. 2.50% 2031	600	563
	Pacific Gas and Electric Co. 3.25% 2031	50	49
	Pacific Gas and Electric Co. 3.50% 2050	137	122
	State Grid Overseas Investment, Ltd. 1.25% 2022	€ 100	120
	Xcel Energy, Inc. 3.35% 2026	$ 216	235

			3,981

Communication	AT&T, Inc. 2.75% 2031	375	390
services	AT&T, Inc. 2.55% 2033[2]	64	64
0.51%	Deutsche Telekom International Finance BV 9.25% 2032	45	73
	France Télécom 9.00% 2031[5]	65	102
	KT Corp. 0.22% 2022	¥100,000	899
	T-Mobile US, Inc. 2.05% 2028	$ 200	204
	Verizon Communications, Inc. 0.375% 2029	€ 140	165
	Verizon Communications, Inc. 2.55% 2031	$ 325	332
	Verizon Communications, Inc. 0.75% 2032	€ 100	117

			2,346

Energy	Canadian Natural Resources, Ltd. 2.95% 2030	$ 161	167
0.50%	Enbridge, Inc. 4.25% 2026	70	79
	Enbridge, Inc. 3.70% 2027	45	50
	Enbridge, Inc. 3.40% 2051	39	39
	Energy Transfer Operating LP 5.00% 2050	315	365
	Halliburton Company 3.80% 2025	3	3
	MPLX LP 2.65% 2030	75	76
	MPLX LP 5.50% 2049	215	279
	ONEOK, Inc. 4.45% 2049	255	282
	Petróleos Mexicanos 7.19% 2024	MXN3,363	160
	Petróleos Mexicanos 7.47% 2026	5,330	240
	Qatar Petroleum 3.125% 2041[2]	$ 270	269
	SA Global Sukuk, Ltd. 2.694% 2031[2]	200	203
	Statoil ASA 3.70% 2024	50	54

			2,266

Consumer	Amazon.com, Inc. 2.80% 2024	45	48
discretionary	Amazon.com, Inc. 1.20% 2027	50	50
0.35%	Amazon.com, Inc. 2.50% 2050	305	289
	Bayerische Motoren Werke AG 3.90% 2025[2]	70	77
	Bayerische Motoren Werke AG 4.15% 2030[2]	70	82
	DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	200	200

140 American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	General Motors Financial Co. 2.40% 2028	$150	$152
discretionary	Hyundai Capital America 3.25% 2022[2]	65	67
(continued)	Hyundai Capital America 1.50% 2026[2]	250	248
	Hyundai Capital America 2.375% 2027[2]	109	112
	Hyundai Capital Services, Inc. 3.75% 2023[2]	250	263
	Toyota Motor Credit Corp. 3.375% 2030	33	37

			1,625

Health care	Aetna, Inc. 2.80% 2023	10	11
0.29%	Amgen, Inc. 1.90% 2025	40	42
	Amgen, Inc. 2.20% 2027	30	31
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.50% 2023	150	159
	AstraZeneca PLC 3.00% 2051	36	37
	Becton, Dickinson and Company 2.894% 2022	47	48
	Becton, Dickinson and Company 3.734% 2024	35	38
	Becton, Dickinson and Company 3.70% 2027	43	48
	Becton, Dickinson and Company 2.823% 2030	28	29
	Cigna Corp. 4.125% 2025	80	90
	EMD Finance LLC 3.25% 2025[2]	250	269
	Medtronic, Inc. 3.50% 2025	31	34
	Stryker Corp. 0.75% 2029	€210	255
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	131
	Thermo Fisher Scientific, Inc. 4.133% 2025	$ 84	93

			1,324

Consumer staples	Altria Group, Inc. 1.00% 2023	€110	132
0.29%	Altria Group, Inc. 2.20% 2027	270	346
	Anheuser-Busch InBev NV 4.00% 2028	$100	114
	Anheuser-Busch InBev NV 4.75% 2029	220	262
	British American Tobacco PLC 3.215% 2026	62	66
	British American Tobacco PLC 3.557% 2027	105	113
	British American Tobacco PLC 3.462% 2029	75	79
	Keurig Dr Pepper, Inc. 4.597% 2028	175	206

			1,318

Real estate	American Campus Communities, Inc. 3.75% 2023	100	105
0.19%	American Campus Communities, Inc. 4.125% 2024	90	98
	American Tower Corp. 0.875% 2029	€250	299
	Equinix, Inc. 2.15% 2030	$197	196
	Essex Portfolio LP 3.50% 2025	120	130
	Essex Portfolio LP 3.375% 2026	40	43

			871

Information	Broadcom, Inc. 3.15% 2025	17	18
technology	Broadcom, Inc. 4.15% 2030	70	79
0.13%	Broadcom, Inc. 3.419% 2033[2]	53	56
	Microsoft Corp. 2.40% 2026	187	199
	Oracle Corp. 2.65% 2026	216	228

			580

American Funds Insurance Series 141

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Carrier Global Corp. 2.242% 2025	$ 36	$38
0.10%	Carrier Global Corp. 2.493% 2027	30	31
	CSX Corp. 3.80% 2050	6	7
	CSX Corp. 2.50% 2051	75	68
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	103	120
	United Technologies Corp. 4.125% 2028	170	196

			460

Materials	Vale Overseas, Ltd. 3.75% 2030	94	100

0.02%	Total corporate bonds, notes & loans		21,342

Mortgage-backed obligations 0.80%
Other	Korea Housing Finance Corp. 2.00% 2021[2,6]	250	251
mortgage-backed	Nordea Kredit 0.50% 2040[6]	DKr1,768	270
securities	Nykredit Realkredit AS, Series 01E, 1.50% 2037[6]	652	108
0.80%	Nykredit Realkredit AS, Series 01E, 0.50% 2040[6]	7,868	1,207
	Nykredit Realkredit AS, Series 01E, 1.50% 2040[6]	1,653	272
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[6]	8,574	1,304
	Nykredit Realkredit AS, Series 01E, 0.50% 2050[6]	1,441	213

			3,625

Federal agency	Government National Mortgage Assn. Pool #MA5986 4.00% 2049[6]	$ 12	13

mortgage-backed	Total mortgage-backed obligations		3,638

obligations
0.00%

Municipals 0.04%
Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	100	103

Texas 0.02%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	82

	Total municipals		185

Asset-backed obligations 0.02%
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,6,7]	87	87

	Total bonds, notes & other debt instruments (cost: $136,749,000)		137,475

Short-term securities 7.76%		Shares
Money market investments 6.48%
	Capital Group Central Cash Fund 0.04%[8,9]	295,778	29,578

	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 1.10%
U.S. Treasury 4/21/2022	0.047%	$ 5,000	4,997

142 American Funds Insurance Series

Global Balanced Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.18%
Egyptian Treasury 7/20/2021	11.721%	EGP1,700	$108
Egyptian Treasury 10/19/2021	11.994	1,700	104
Egyptian Treasury 10/26/2021	12.115	8,600	526
Egyptian Treasury 1/4/2022	12.011	1,700	101

			839

Total short-term securities (cost: $35,417,000)			35,414

Total investment securities 99.81% (cost: $349,273,000)			455,821
Other assets less liabilities 0.19%			863

Net assets 100.00%			$456,684

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2021 (000)	[11]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Short	77	September 2022	$(19,250)	$(19,180)		$7
90 Day Euro Dollar Futures	Long	77	September 2023	19,250	19,057		(12)
5 Year U.S. Treasury Note Futures	Long	27	October 2021	2,700	3,333		— [12]
10 Year Italy Government Bond Futures	Short	3	September 2021	€(300)	(539)		3
10 Year Euro-Bund Futures	Short	8	September 2021	(800)	(1,637)		(7)
10 Year Ultra U.S. Treasury Note Futures	Short	10	September 2021	$(1,000)	(1,472)		(21)
20 Year U.S. Treasury Bond Futures	Long	2	September 2021	200	322		2

							$(28)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)			at 6/30/2021 (000)

USD494	EUR420	Citibank	7/1/2021	$ (4)
EUR420	USD505	Goldman Sachs	7/1/2021	(6)
USD112	TRY950	Bank of America	7/6/2021	3
TRY950	USD108	Bank of America	7/6/2021	— [12]
USD563	CZK11,700	HSBC Bank	7/12/2021	19
USD411	NZD570	HSBC Bank	7/12/2021	12
USD449	EUR370	Goldman Sachs	7/12/2021	10
USD272	AUD350	HSBC Bank	7/12/2021	9
USD603	MXN11,865	HSBC Bank	7/12/2021	9
USD574	ILS1,860	HSBC Bank	7/12/2021	3
GBP200	EUR232	Citibank	7/12/2021	2
USD338	JPY37,360	Bank of New York Mellon	7/12/2021	2
USD1,009	EUR850	Goldman Sachs	7/12/2021	1
USD334	JPY36,960	HSBC Bank	7/12/2021	1
CAD10	USD8	Morgan Stanley	7/12/2021	— [12]
USD56	CNH360	Standard Chartered Bank	7/12/2021	— [12]
EUR1,538	DKK11,440	Goldman Sachs	7/12/2021	— [12]
CZK11,700	EUR461	HSBC Bank	7/12/2021	(2)
CNH1,660	USD259	Citibank	7/12/2021	(3)
JPY101,100	USD920	Bank of America	7/12/2021	(10)

American Funds Insurance Series 143

Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)			at 6/30/2021 (000)

JPY129,600	USD1,187	Goldman Sachs	7/12/2021	$(20)
EUR3,076	USD3,755	Citibank	7/12/2021	(107)
USD11	RUB800	Citibank	7/14/2021	— [12]
USD823	KRW933,600	Citibank	7/15/2021	(3)
EUR449	NOK4,630	Morgan Stanley	7/15/2021	(5)
KRW933,600	USD838	Standard Chartered Bank	7/15/2021	(11)
USD424	EUR350	Goldman Sachs	7/16/2021	9
USD630	JPY69,100	Goldman Sachs	7/16/2021	8
USD560	JPY61,590	Bank of America	7/16/2021	5
USD179	EUR150	Bank of New York Mellon	7/16/2021	2
USD285	EUR240	Goldman Sachs	7/16/2021	— [12]
AUD340	USD263	Citibank	7/16/2021	(8)
USD1,392	CAD1,690	Morgan Stanley	7/19/2021	29
USD1,014	GBP720	UBS AG	7/19/2021	18
USD465	CAD570	UBS AG	7/19/2021	5
USD231	COP855,000	Standard Chartered Bank	7/19/2021	3
SEK1,830	USD220	Standard Chartered Bank	7/19/2021	(6)
CAD680	USD558	HSBC Bank	7/19/2021	(10)
KRW1,421,430	USD1,255	Standard Chartered Bank	7/20/2021	3
USD654	BRL3,300	Citibank	7/20/2021	(8)
EUR545	CZK13,940	Standard Chartered Bank	7/21/2021	(2)
USD191	COP713,000	Bank of America	7/22/2021	2
USD225	AUD300	Citibank	7/22/2021	— [12]
USD256	MXN5,320	Bank of America	7/22/2021	(10)
USD387	MYR1,606	Standard Chartered Bank	7/23/2021	— [12]
USD65	MYR272	Standard Chartered Bank	7/23/2021	— [12]
USD465	MYR1,941	Standard Chartered Bank	7/23/2021	(2)
USD560	BRL2,788	Standard Chartered Bank	7/27/2021	1
USD1,100	GBP790	HSBC Bank	7/28/2021	7
USD1,020	EUR840	Standard Chartered Bank	9/20/2021	22
USD421	INR31,100	Bank of New York Mellon	9/23/2021	8

				$(24)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$1,590	$ 4	$—	$ 4
0.3653%	3-month USD-LIBOR	3/5/2024	$ 1,230	(4)	—	(4)
(0.4545)%	6-month EURIBOR	4/1/2024	€ 3,500	(5)	—	(5)
6.14%	28-day MXN-TIIE	6/8/2026	MXN2,600	(3)	—	(3)
6.115%	28-day MXN-TIIE	6/8/2026	2,600	(3)	—	(3)
6.12%	28-day MXN-TIIE	6/8/2026	4,000	(4)	—	(4)
6.13%	28-day MXN-TIIE	6/8/2026	9,200	(9)	—	(9)
6.16%	28-day MXN-TIIE	6/9/2026	5,200	(5)	—	(5)
6.15%	28-day MXN-TIIE	6/9/2026	5,300	(5)	—	(5)
6.195%	28-day MXN-TIIE	6/10/2026	2,700	(2)	—	(2)
6.23%	28-day MXN-TIIE	6/10/2026	2,700	(2)	—	(2)
6.36%	28-day MXN-TIIE	6/12/2026	2,300	(1)	—	(1)
6.633%	28-day MXN-TIIE	6/25/2026	8,900	1	—	1

144	American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)		Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
6.6175%	28-day MXN-TIIE	6/25/2026	MXN8,600	$ 1		$—	$1
6.64%	28-day MXN-TIIE	6/25/2026	3,200	—	[12]	—	—	[12]
6.585%	28-day MXN-TIIE	6/25/2026	2,600	—	[12]	—	—	[12]
6.59%	28-day MXN-TIIE	6/25/2026	2,000	—	[12]	—	—	[12]
6.58%	28-day MXN-TIIE	6/25/2026	11,300	—	[12]	—	—	[12]
1.72375%	6-month AUD-BBSW	3/4/2031	A$600	7		—	7
3-month USD-LIBOR	1.4822%	3/5/2031	$ 450	(4)		—		(4)
6-month EURIBOR	0.5092%	4/1/2051	€ 370	(4)		—		(4)

						$—		$(38)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$1,210	$(39)	$(34)	$(5)

Investments in affiliates9

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 6.48%
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%[8]	$24,329	$99,850	$94,598	$—	[12]	$(3)	$29,578	$12

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,813,000, which represented 1.05% of the net assets of the fund.

3 Index-linked bond whose principal amount moves with a government price index.

4 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .06% of the net assets of the fund.

5 Step bond; coupon rate may change at a later date.

6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8 Rate represents the seven-day yield at 6/30/2021.

9 Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

10 Notional amount is calculated based on the number of contracts and notional contract size.

11 Value is calculated based on the notional amount and current market price.

12 Amount less than one thousand.

American Funds Insurance Series 145

Global Balanced Fund (continued)

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BBSW = Bank Bill Swap Rate

BRL = Brazilian reais

CAD = Canadian dollars

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

See notes to financial statements.

146 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund)
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 97.05%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 49.60%
U.S. Treasury	U.S. Treasury 0.125% 2023	$ 39,035	$ 38,953
43.43%	U.S. Treasury 2.625% 2023	70,000	73,961
	U.S. Treasury 2.75% 2023	73,600	77,001
	U.S. Treasury 0.25% 2024	250,000	249,007
	U.S. Treasury 0.25% 2024	224,500	223,123
	U.S. Treasury 0.375% 2024	712,000	711,116
	U.S. Treasury 2.125% 2024	72,100	75,839
	U.S. Treasury 2.125% 2024[1]	72,100	75,732
	U.S. Treasury 0.375% 2025	200,000	196,213
	U.S. Treasury 2.875% 2025[1]	96,200	104,594
	U.S. Treasury 2.875% 2025	72,100	78,201
	U.S. Treasury 0.375% 2026	100,000	98,008
	U.S. Treasury 0.75% 2026	657,335	654,033
	U.S. Treasury 0.75% 2026	489,405	486,656
	U.S. Treasury 1.375% 2026[1]	75,000	76,785
	U.S. Treasury 1.625% 2026	50,000	51,809
	U.S. Treasury 0.50% 2027	165,625	160,644
	U.S. Treasury 0.50% 2027	160,000	154,294
	U.S. Treasury 2.25% 2027[1]	120,200	128,577
	U.S. Treasury 2.25% 2027[1]	72,100	77,064
	U.S. Treasury 6.125% 2027	24,000	31,448
	U.S. Treasury 1.25% 2028	79,480	79,683
	U.S. Treasury 2.875% 2028	72,100	80,183
	U.S. Treasury 1.625% 2031	492,869	500,539
	U.S. Treasury 1.125% 2040	88,288	76,155
	U.S. Treasury 1.375% 2040	40,000	35,893
	U.S. Treasury 1.875% 2041	75,500	73,850
	U.S. Treasury 2.25% 2041	47,425	49,323
	U.S. Treasury 3.00% 2049[1]	150,000	179,231
	U.S. Treasury 1.25% 2050	44,000	35,852
	U.S. Treasury 1.375% 2050	73,237	61,598
	U.S. Treasury 1.875% 2051[1]	640,504	610,023
	U.S. Treasury 2.375% 2051	65,775	70,192

			5,675,580

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	159,150	166,309
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	54,472	57,627
securities	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	37,000	39,908
6.17%	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	17,911	19,265
	U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	13,112	14,139
	U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	16,760	18,055
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	115,135	125,370
	U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	81,856	91,397
	U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	81,177	91,043
	U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	94,971	104,570
	U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	71,014	77,845

			805,528

	Total U.S. Treasury bonds & notes		6,481,108

Corporate bonds, notes & loans 30.36%
Financials	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,733
6.00%	ACE INA Holdings, Inc. 3.35% 2026	2,025	2,225
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,810
	AerCap Holdings NV 6.50% 2025	1,798	2,110
	Ally Financial, Inc. 5.125% 2024	1,500	1,691
	Ally Financial, Inc. 8.00% 2031	8,479	11,940
	Ally Financial, Inc. 8.00% 2031	7,070	10,169

American Funds Insurance Series 147

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	American International Group, Inc. 4.20% 2028	$ 9,875	$11,374
(continued)	Arthur J. Gallagher & Co. 2.50% 2031	1,354	1,369
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,126
	Banco Do Brasil, SA 4.75% 2024[3]	1,400	1,496
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	981	989
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	3,194	3,220
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	10,129	11,039
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	682	688
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	21,177	20,659
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,318	10,622
	Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	258
	Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	223
	Bank of Nova Scotia 1.35% 2026	3,345	3,347
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,794
	BNP Paribas 3.80% 2024[3]	18,775	20,150
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	3,026
	BNP Paribas 3.375% 2025[3]	6,425	6,897
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	12,376
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	8,329
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[3,4]	3,475	3,571
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]	5,410	5,717
	CIT Group, Inc. 4.75% 2024	2,066	2,245
	Citigroup, Inc. 4.60% 2026	1,800	2,050
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	8,740	8,713
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,539
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,349
	Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,396
	Credit Suisse Group AG 3.80% 2023	12,925	13,703
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	533
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	885
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,891
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	10,736
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,482
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	6,123	6,322
	Deutsche Bank AG 4.25% 2021	525	531
	Deutsche Bank AG 3.30% 2022	2,695	2,793
	Deutsche Bank AG 5.00% 2022	2,675	2,748
	Deutsche Bank AG 3.95% 2023	6,350	6,670
	Deutsche Bank AG 0.898% 2024	2,500	2,490
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	10,475	10,762
	Deutsche Bank AG 3.70% 2024	4,950	5,308
	Deutsche Bank AG 3.70% 2024	2,750	2,955
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]	8,586	9,288
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	42,264	42,915
	Deutsche Bank AG 4.10% 2026	7,305	8,016
	Deutsche Bank AG 4.10% 2026	857	941
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	2,900	3,090
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,100	2,140
	Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[4]	4,000	4,075
	DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,203
	GE Capital Funding, LLC 4.05% 2027	5,078	5,751
	GE Capital Funding, LLC 4.40% 2030	10,000	11,662
	Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,949
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	3,030	3,023
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	13,275	13,254
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	9,600	10,748

148 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	$ 7,605	$ 7,774
(continued)	Goldman Sachs Group, Inc., Series O, 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[4]	1,750	1,966
	Groupe BPCE SA 2.75% 2023[3]	6,875	7,128
	Groupe BPCE SA 5.70% 2023[3]	28,166	31,198
	Groupe BPCE SA 5.15% 2024[3]	5,481	6,109
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	6,382
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	12,000	13,878
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	6,490	6,665
	Huarong Finance II Co., Ltd. 5.00% 2025	280	202
	Huarong Finance II Co., Ltd. 5.50% 2025	200	149
	Huarong Finance II Co., Ltd. 4.875% 2026	882	622
	Intesa Sanpaolo SpA 3.375% 2023[3]	10,035	10,452
	Intesa Sanpaolo SpA 3.25% 2024[3]	770	820
	Intesa Sanpaolo SpA 5.017% 2024[3]	68,143	74,180
	Intesa Sanpaolo SpA 5.71% 2026[3]	15,400	17,430
	Intesa Sanpaolo SpA 3.875% 2027[3]	6,250	6,800
	Intesa Sanpaolo SpA 3.875% 2028[3]	1,986	2,150
	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[4]	5,870	5,880
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	3,088	3,105
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	2,453	2,475
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	9,600	10,589
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	11,980	13,778
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	1,766	1,819
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,802	4,932
	Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]	2,675	2,791
	Lloyds Banking Group PLC 4.375% 2028	8,825	10,146
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,960
	MetLife, Inc. 3.60% 2025	3,490	3,862
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	2,300	2,420
	OneMain Holdings, Inc. 7.125% 2026	250	292
	PNC Financial Services Group, Inc. 2.854% 2022[4]	5,850	6,054
	PNC Funding Corp. 3.30% 2022	8,700	8,861
	Rede D’Or Finance SARL 4.50% 2030[3]	3,000	3,084
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,910
	Synchrony Financial 2.85% 2022	5,400	5,529
	Synchrony Financial 4.375% 2024	3,640	3,964
	Travelers Companies, Inc. 2.55% 2050	768	743
	UniCredit SpA 3.75% 2022[3]	2,545	2,607
	UniCredit SpA 6.572% 2022[3]	11,295	11,645
	UniCredit SpA 4.625% 2027[3]	1,395	1,567
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	17,831
	UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[3,4]	10,221	12,302
	UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[3,4]	606	661
	Wells Fargo & Company 2.10% 2021	16,800	16,822
	Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[4]	1,818	1,815
	Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	20,480	21,437

			783,890

Energy	Antero Resources Corp. 5.375% 2030[3]	280	286
4.86%	Apache Corp. 4.625% 2025	645	698
	Apache Corp. 4.875% 2027	5,475	5,937
	Apache Corp. 4.25% 2030	2,465	2,604
	Apache Corp. 4.75% 2043	12,100	12,607
	Apache Corp. 4.25% 2044	2,100	2,060

American Funds Insurance Series 149

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Apache Corp. 5.35% 2049	$ 800	$ 843
(continued)	BP Capital Markets PLC 3.00% 2050	8,284	8,025
	Canadian Natural Resources, Ltd. 2.05% 2025	754	775
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,268
	Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,155
	Cenovus Energy, Inc. 3.80% 2023	1,120	1,182
	Cenovus Energy, Inc. 5.375% 2025	5,000	5,724
	Cenovus Energy, Inc. 4.25% 2027	13,897	15,542
	Cenovus Energy, Inc. 5.25% 2037	770	923
	Cenovus Energy, Inc. 5.40% 2047	15,180	18,825
	Cheniere Energy, Inc. 7.00% 2024	410	470
	Cheniere Energy, Inc. 5.125% 2027	16,000	18,622
	Cheniere Energy, Inc. 3.70% 2029	7,369	8,056
	Chevron Corp. 2.355% 2022	4,800	4,916
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,909
	ConocoPhillips 4.30% 2028[3]	3,973	4,616
	DCP Midstream Operating LP 4.95% 2022	500	511
	Devon Energy Corp. 4.50% 2030[3]	5,197	5,718
	Diamondback Energy, Inc. 4.40% 2051	2,600	2,935
	DT Midstream, Inc. 4.125% 2029[3]	555	564
	Enbridge Energy Partners LP 5.875% 2025	7,700	9,093
	Enbridge Energy Partners LP 7.375% 2045	18,154	28,592
	Enbridge, Inc. 4.00% 2023	1,500	1,602
	Enbridge, Inc. 3.40% 2051	1,085	1,092
	Energy Transfer Operating LP 5.875% 2024	294	326
	Energy Transfer Operating LP 2.90% 2025	4,402	4,635
	Energy Transfer Operating LP 3.75% 2030	7,707	8,379
	Energy Transfer Operating LP 5.00% 2050	19,288	22,336
	Energy Transfer Partners LP 4.20% 2023	2,860	3,061
	Energy Transfer Partners LP 4.50% 2024	4,915	5,354
	Energy Transfer Partners LP 4.75% 2026	1,506	1,697
	Energy Transfer Partners LP 4.20% 2027	45	50
	Energy Transfer Partners LP 4.95% 2028	4,559	5,278
	Energy Transfer Partners LP 5.25% 2029	1,275	1,507
	Energy Transfer Partners LP 6.125% 2045	11,780	15,040
	Energy Transfer Partners LP 5.30% 2047	10,459	12,256
	Energy Transfer Partners LP 6.00% 2048	1,868	2,365
	Energy Transfer Partners LP 6.25% 2049	1,775	2,333
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[4]	7,850	6,947
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	500	491
	Enterprise Products Operating LLC 3.20% 2052	3,031	3,014
	EQT Corp. 3.00% 2022	6,700	6,851
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[4]	7,500	9,782
	Equinor ASA 3.625% 2028	4,928	5,544
	Equinor ASA 3.125% 2030	20,000	21,796
	Equinor ASA 3.25% 2049	5,687	6,059
	Exxon Mobil Corp. 3.043% 2026	4,625	5,023
	Kinder Morgan Energy Partners LP 6.50% 2037	900	1,237
	Kinder Morgan Energy Partners LP 5.50% 2044	700	880
	Kinder Morgan, Inc. 5.30% 2034	760	940
	MPLX LP 1.75% 2026	5,557	5,620
	MPLX LP 4.00% 2028	4,665	5,217
	MPLX LP 2.65% 2030	2,404	2,429
	MPLX LP 5.50% 2049	6,660	8,640
	Occidental Petroleum Corp. 2.90% 2024	4,336	4,439
	Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)[3,5]	38	20
	Odebrecht Drilling Norbe 0% perpetual bonds[3]	1,150	16

150 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Oleoducto Central SA 4.00% 2027[3]	$ 1,715	$ 1,772
(continued)	Oleoducto Central SA 4.00% 2027	350	362
	ONEOK, Inc. 2.20% 2025	193	199
	ONEOK, Inc. 5.85% 2026	896	1,060
	ONEOK, Inc. 4.55% 2028	1,610	1,838
	ONEOK, Inc. 3.10% 2030	540	565
	ONEOK, Inc. 6.35% 2031	2,794	3,617
	ONEOK, Inc. 5.20% 2048	9,563	11,738
	ONEOK, Inc. 4.45% 2049	440	487
	ONEOK, Inc. 4.50% 2050	1,266	1,413
	ONEOK, Inc. 7.15% 2051	3,275	4,826
	Petrobras Global Finance Co. 5.093% 2030	5,000	5,464
	Petrobras Global Finance Co. 6.90% 2049	4,000	4,774
	Petróleos Mexicanos 6.875% 2025[3]	3,663	4,059
	Petróleos Mexicanos 6.875% 2025	1,337	1,482
	Petróleos Mexicanos 6.875% 2026	43,810	47,935
	Petróleos Mexicanos 6.50% 2027	29,533	31,209
	Pioneer Natural Resources Company 1.90% 2030	3,175	3,062
	Plains All American Pipeline LP 3.80% 2030	590	632
	Qatar Petroleum 1.375% 2026[3]	12,400	12,388
	Qatar Petroleum 2.25% 2031[3]	12,740	12,605
	Qatar Petroleum 3.125% 2041[3]	7,310	7,283
	Qatar Petroleum 3.30% 2051[3]	2,185	2,185
	SA Global Sukuk, Ltd. 0.946% 2024[3]	9,410	9,408
	SA Global Sukuk, Ltd. 1.602% 2026[3]	13,725	13,730
	SA Global Sukuk, Ltd. 2.694% 2031[3]	4,680	4,744
	Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,359
	Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	1,075
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,982
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,438
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,595
	Saudi Arabian Oil Co. 2.875% 2024[3]	4,885	5,148
	Shell International Finance BV 3.875% 2028	9,410	10,809
	Southwestern Energy Co. 6.45% 2025[4]	920	1,020
	Suncor Energy, Inc. 3.75% 2051	715	775
	Sunoco Logistics Operating Partners LP 5.40% 2047	6,190	7,351
	Targa Resources Partners LP 5.375% 2027	175	183
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,239
	Total Capital International 3.455% 2029	885	986
	TransCanada PipeLines, Ltd. 4.25% 2028	11,275	12,965
	TransCanada PipeLines, Ltd. 4.10% 2030	4,776	5,493
	Western Midstream Operating LP 4.35% 2025[4]	2,782	2,943
	Western Midstream Operating LP 5.30% 2030[4]	2,202	2,473
	Western Midstream Operating LP 6.50% 2050[4]	3,079	3,574
	Williams Partners LP 4.50% 2023	500	542
	Williams Partners LP 4.30% 2024	595	647
	Williams Partners LP 5.10% 2045	225	281

			635,427

Utilities	Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[3]	10,500	11,801
4.19%	AEP Texas, Inc. 3.45% 2051	1,475	1,530
	Ameren Corp. 4.50% 2049	2,875	3,708
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,274
	CenterPoint Energy, Inc. 2.65% 2031	1,675	1,708
	Comisión Federal de Electricidad 3.348% 2031[3]	6,000	5,969
	Comisión Federal de Electricidad 4.677% 2051[3]	6,050	5,866
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,791
	Consolidated Edison Company of New York, Inc. 2.40% 2031	5,922	6,040

American Funds Insurance Series 151

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Consolidated Edison Company of New York, Inc. 3.60% 2061	$ 250	$ 259
(continued)	Consumers Energy Co. 4.05% 2048	8,270	10,072
	Consumers Energy Co. 3.75% 2050	5,625	6,648
	Duke Energy Corp. 3.75% 2024	3,826	4,121
	Duke Energy Florida, LLC 3.40% 2046	6,445	7,026
	Duke Energy Progress, LLC 3.70% 2028	3,750	4,225
	Edison International 3.125% 2022	2,900	2,988
	Edison International 3.55% 2024	6,850	7,289
	Edison International 4.95% 2025	175	194
	Edison International 5.75% 2027	3,181	3,624
	Edison International 4.125% 2028	3,644	3,881
	Emera US Finance LP 0.833% 2024[3]	600	597
	Emera US Finance LP 2.639% 2031[3]	4,400	4,436
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,950	2,287
	Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,164
	ENN Clean Energy International Investment, Ltd. 3.375% 2026[3]	1,310	1,337
	Entergy Louisiana, LLC 4.20% 2048	6,325	7,711
	Eversource Energy 2.75% 2022	527	535
	Eversource Energy 3.80% 2023	5,000	5,369
	Exelon Corp. 3.40% 2026	1,570	1,711
	FirstEnergy Corp. 3.35% 2022[4]	8,750	8,897
	FirstEnergy Corp. 1.60% 2026	20,066	19,636
	FirstEnergy Corp. 4.40% 2027[4]	12,178	13,257
	FirstEnergy Corp. 3.50% 2028[3]	2,400	2,570
	FirstEnergy Corp. 4.10% 2028[3]	425	479
	FirstEnergy Corp. 2.25% 2030	13,707	13,159
	FirstEnergy Corp. 2.65% 2030	12,524	12,493
	FirstEnergy Corp., Series B, 4.75% 2023[4]	2,525	2,666
	FirstEnergy Transmission LLC 2.866% 2028[3]	4,000	4,149
	Georgia Power Co. 3.70% 2050	275	299
	IPALCO Enterprises, Inc. 3.70% 2024	200	215
	Jersey Central Power & Light Co. 2.75% 2032[3]	525	534
	Mississippi Power Co. 4.25% 2042	5,020	5,943
	Monongahela Power Co. 3.55% 2027[3]	1,700	1,876
	NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,619
	Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,175
	Pacific Gas and Electric Co. 1.75% 2022	13,000	12,995
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,551
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,805
	Pacific Gas and Electric Co. 3.40% 2024	2,000	2,100
	Pacific Gas and Electric Co. 2.95% 2026	10,850	11,113
	Pacific Gas and Electric Co. 3.15% 2026	27,543	28,428
	Pacific Gas and Electric Co. 3.30% 2027	12,289	12,645
	Pacific Gas and Electric Co. 3.30% 2027	5,850	6,062
	Pacific Gas and Electric Co. 3.75% 2028	13,075	13,715
	Pacific Gas and Electric Co. 4.65% 2028	7,900	8,705
	Pacific Gas and Electric Co. 4.55% 2030	35,299	37,788
	Pacific Gas and Electric Co. 2.50% 2031	19,695	18,487
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,280
	Pacific Gas and Electric Co. 3.30% 2040	8,898	8,055
	Pacific Gas and Electric Co. 3.75% 2042	9,466	8,653
	Pacific Gas and Electric Co. 4.75% 2044	336	341
	Pacific Gas and Electric Co. 3.95% 2047	780	727
	Pacific Gas and Electric Co. 3.50% 2050	6,836	6,102
	Progress Energy, Inc. 7.75% 2031	1,820	2,600
	Public Service Electric and Gas Co. 3.20% 2029	6,000	6,595
	Puget Energy, Inc. 6.00% 2021	3,135	3,165
	Puget Energy, Inc. 5.625% 2022	8,004	8,327

152 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Puget Energy, Inc. 3.65% 2025	$ 300	$ 323
(continued)	San Diego Gas & Electric Co. 3.32% 2050	1,350	1,433
	Southern California Edison Co. 2.85% 2029	8,200	8,524
	Southern California Edison Co. 4.20% 2029	11,000	12,423
	Southern California Edison Co. 2.50% 2031	5,149	5,166
	Southern California Edison Co. 5.35% 2035	6,450	8,179
	Southern California Edison Co. 5.75% 2035	4,549	5,973
	Southern California Edison Co. 5.625% 2036	7,051	8,973
	Southern California Edison Co. 5.55% 2037	3,844	4,789
	Southern California Edison Co. 5.95% 2038	5,654	7,346
	Southern California Edison Co. 4.50% 2040	4,341	4,993
	Southern California Edison Co. 5.50% 2040	606	760
	Southern California Edison Co. 4.00% 2047	9,402	9,908
	Southern California Edison Co. 4.125% 2048	9,008	9,629
	Southern California Edison Co. 4.875% 2049	2,775	3,294
	Southern California Edison Co. 3.65% 2050	5,600	5,611
	Southern California Edison Co. 3.65% 2051	2,732	2,747
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,714
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,596
	Union Electric Co. 2.15% 2032	3,175	3,187
	Wisconsin Power and Light Co. 3.65% 2050	1,075	1,202
	Xcel Energy, Inc. 3.30% 2025	5,650	6,092
	Xcel Energy, Inc. 2.60% 2029	2,925	3,043

			547,272

Consumer	Allied Universal Holdco LLC 4.625% 2028[3]	335	336
discretionary	Amazon.com, Inc. 1.65% 2028	6,855	6,918
3.92%	Amazon.com, Inc. 2.10% 2031	7,155	7,280
	Amazon.com, Inc. 2.875% 2041	1,480	1,529
	Amazon.com, Inc. 3.10% 2051	9,380	9,866
	Amazon.com, Inc. 3.25% 2061	4,100	4,328
	Atlas LuxCo 4 SARL 4.625% 2028[3]	255	256
	Carnival Corp. 11.50% 2023[3]	9,140	10,298
	DaimlerChrysler North America Holding Corp. 1.75% 2023[3]	8,000	8,167
	DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	2,000	2,092
	Ford Motor Credit Company LLC 5.125% 2025	3,870	4,267
	Ford Motor Credit Company LLC 3.815% 2027	3,790	3,952
	Ford Motor Credit Company LLC 4.125% 2027	39,080	41,509
	Ford Motor Credit Company LLC 4.271% 2027	18,542	19,892
	Ford Motor Credit Company LLC 5.113% 2029	4,205	4,713
	General Motors Company 5.40% 2023	421	464
	General Motors Company 4.35% 2025	11,358	12,560
	General Motors Company 6.125% 2025	28,743	34,046
	General Motors Company 6.80% 2027	1,030	1,298
	General Motors Company 5.40% 2048	7,200	9,188
	General Motors Financial Co. 3.15% 2022	25	26
	General Motors Financial Co. 3.45% 2022	200	203
	General Motors Financial Co. 3.55% 2022	3,703	3,823
	General Motors Financial Co. 3.25% 2023	964	1,001
	General Motors Financial Co. 3.70% 2023	2,076	2,180
	General Motors Financial Co. 5.20% 2023	4,371	4,708
	General Motors Financial Co. 1.05% 2024	4,200	4,225
	General Motors Financial Co. 3.50% 2024	9,945	10,679
	General Motors Financial Co. 3.95% 2024	6,269	6,748
	General Motors Financial Co. 5.10% 2024	1,081	1,190
	General Motors Financial Co. 2.75% 2025	3,819	4,023
	General Motors Financial Co. 2.90% 2025	1,032	1,093
	General Motors Financial Co. 4.00% 2025	587	640

American Funds Insurance Series 153

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	General Motors Financial Co. 1.25% 2026	$ 5,450	$5,416
discretionary	General Motors Financial Co. 1.50% 2026	2,950	2,934
(continued)	General Motors Financial Co. 5.25% 2026	995	1,150
	General Motors Financial Co. 2.70% 2027	6,079	6,324
	General Motors Financial Co. 2.40% 2028	9,700	9,854
	General Motors Financial Co. 3.60% 2030	465	504
	General Motors Financial Co. 2.35% 2031	6,075	6,000
	General Motors Financial Co. 2.70% 2031	6,075	6,110
	Home Depot, Inc. 2.95% 2029	6,081	6,647
	Home Depot, Inc. 4.50% 2048	1,915	2,503
	Hyundai Capital America 3.75% 2021[3]	8,500	8,505
	Hyundai Capital America 2.85% 2022[3]	4,118	4,236
	Hyundai Capital America 3.00% 2022[3]	4,500	4,605
	Hyundai Capital America 3.25% 2022[3]	1,521	1,568
	Hyundai Capital America 3.95% 2022[3]	8,000	8,160
	Hyundai Capital America 1.25% 2023[3]	3,150	3,181
	Hyundai Capital America 2.375% 2023[3]	9,977	10,245
	Hyundai Capital America 0.875% 2024[3]	2,780	2,768
	Hyundai Capital America 3.40% 2024[3]	8,180	8,728
	Hyundai Capital America 1.80% 2025[3]	12,714	12,916
	Hyundai Capital America 2.65% 2025[3]	13,054	13,677
	Hyundai Capital America 1.30% 2026[3]	6,000	5,937
	Hyundai Capital America 1.50% 2026[3]	2,675	2,657
	Hyundai Capital America 2.375% 2027[3]	6,264	6,414
	Hyundai Capital America 3.00% 2027[3]	10,408	11,037
	Hyundai Capital America 1.80% 2028[3]	6,000	5,956
	Hyundai Capital America 2.00% 2028[3]	5,900	5,859
	Hyundai Capital Services, Inc. 1.25% 2026[3]	3,695	3,641
	Limited Brands, Inc. 6.875% 2035	740	938
	Marriott International, Inc. 5.75% 2025	3,125	3,609
	Marriott International, Inc. 3.125% 2026	410	436
	McDonald’s Corp. 2.125% 2030	2,482	2,511
	McDonald’s Corp. 4.45% 2047	3,535	4,348
	McDonald’s Corp. 3.625% 2049	2,938	3,262
	MGM Resorts International 7.75% 2022	2,000	2,093
	NIKE, Inc. 3.25% 2040	6,171	6,785
	NIKE, Inc. 3.875% 2045	1,560	1,877
	Nissan Motor Co., Ltd. 2.60% 2022[3]	1,415	1,445
	Nissan Motor Co., Ltd. 3.043% 2023[3]	240	250
	Nissan Motor Co., Ltd. 3.522% 2025[3]	800	855
	Nissan Motor Co., Ltd. 2.00% 2026[3]	12,000	12,086
	Nissan Motor Co., Ltd. 4.345% 2027[3]	1,790	1,969
	Nissan Motor Co., Ltd. 2.75% 2028[3]	11,200	11,313
	Nissan Motor Co., Ltd. 4.81% 2030[3]	17,533	19,813
	Starbucks Corp. 3.75% 2047	3,785	4,185
	Starbucks Corp. 3.35% 2050	7,680	8,051
	Toyota Motor Credit Corp. 3.375% 2030	6,664	7,478
	Volkswagen Group of America Finance, LLC 4.00% 2021[3]	4,510	4,573
	Volkswagen Group of America Finance, LLC 4.25% 2023[3]	15,000	16,219
	Volkswagen Group of America Finance, LLC 2.85% 2024[3]	2,996	3,167
	Volkswagen Group of America Finance, LLC 1.25% 2025[3]	1,150	1,144
	Volkswagen Group of America Finance, LLC 3.35% 2025[3]	2,636	2,846
	Wynn Resorts, Ltd. 5.125% 2029[3]	410	434

			512,717

154 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Abbott Laboratories 3.40% 2023	$ 910	$971
3.54%	Abbott Laboratories 3.75% 2026	2,244	2,535
	Abbott Laboratories 4.75% 2036	4,565	5,887
	AbbVie, Inc. 3.20% 2022	9,600	9,919
	AbbVie, Inc. 3.20% 2029	23,754	25,818
	Amgen, Inc. 2.45% 2030	10,000	10,319
	Anthem, Inc. 2.375% 2025	1,534	1,607
	AstraZeneca Finance LLC 1.75% 2028	1,429	1,430
	AstraZeneca Finance LLC 2.25% 2031	572	581
	AstraZeneca PLC 4.00% 2029	5,920	6,809
	AstraZeneca PLC 3.00% 2051	1,437	1,489
	Bausch Health Companies, Inc. 4.875% 2028[3]	830	851
	Bayer US Finance II LLC 3.875% 2023[3]	8,783	9,410
	Bayer US Finance II LLC 4.25% 2025[3]	17,570	19,596
	Becton, Dickinson and Company 3.734% 2024	903	984
	Becton, Dickinson and Company 4.669% 2047	3,395	4,237
	Boston Scientific Corp. 3.375% 2022	350	359
	Boston Scientific Corp. 3.85% 2025	255	282
	Centene Corp. 4.25% 2027	14,860	15,677
	Centene Corp. 2.45% 2028	11,155	11,320
	Centene Corp. 4.625% 2029	14,945	16,455
	Centene Corp. 3.375% 2030	15,718	16,452
	Centene Corp. 2.50% 2031	8,550	8,443
	Cigna Corp. 4.375% 2028	7,090	8,252
	EMD Finance LLC 2.95% 2022[3]	2,100	2,131
	GlaxoSmithKline PLC 3.375% 2023	16,800	17,756
	Kaiser Foundation Hospitals 2.81% 2041	910	930
	Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,216
	Laboratory Corporation of America Holdings 2.70% 2031	805	821
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,002
	Novartis Capital Corp. 1.75% 2025	2,361	2,434
	Novartis Capital Corp. 2.20% 2030	5,446	5,629
	Shire PLC 3.20% 2026	15,100	16,407
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,910
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,383
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,672
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	65,583
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	29,446
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	40,949
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,525
	UnitedHealth Group, Inc. 3.75% 2025	5,410	6,007
	UnitedHealth Group, Inc. 2.30% 2031	1,626	1,666
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,363
	UnitedHealth Group, Inc. 3.25% 2051	1,887	2,017
	Zimmer Holdings, Inc. 3.15% 2022	7,845	7,971

			462,501

Industrials	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,809
2.42%	Air Lease Corp. 2.875% 2026	11,453	12,043
	Avolon Holdings Funding, Ltd. 3.625% 2022[3]	2,810	2,875
	Avolon Holdings Funding, Ltd. 3.95% 2024[3]	12,514	13,353
	Avolon Holdings Funding, Ltd. 2.125% 2026[3]	8,333	8,306
	Avolon Holdings Funding, Ltd. 4.25% 2026[3]	3,302	3,581
	Avolon Holdings Funding, Ltd. 3.25% 2027[3]	8,000	8,259
	BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[4]	1,680	1,928
	Boeing Company 4.508% 2023	11,358	12,112
	Boeing Company 1.95% 2024	5,646	5,785

American Funds Insurance Series 155

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Boeing Company 2.80% 2024	$ 500	$522
(continued)	Boeing Company 4.875% 2025	31,752	35,594
	Boeing Company 2.196% 2026	16,571	16,732
	Boeing Company 2.75% 2026	16,488	17,234
	Boeing Company 3.10% 2026	649	687
	Boeing Company 2.70% 2027	6,473	6,697
	Boeing Company 5.04% 2027	15,716	18,143
	Boeing Company 3.25% 2028	11,379	12,076
	Boeing Company 3.25% 2028	1,925	2,023
	Boeing Company 5.15% 2030	29,737	35,241
	Boeing Company 3.625% 2031	842	907
	Boeing Company 3.90% 2049	1,411	1,491
	Boeing Company 5.805% 2050	2,782	3,752
	Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[3]	2,485	2,601
	Carrier Global Corp. 3.377% 2040	15,000	15,759
	General Dynamics Corp. 2.25% 2031	709	728
	General Electric Capital Corp. 3.373% 2025	4,615	5,038
	General Electric Capital Corp. 4.418% 2035	3,700	4,441
	General Electric Co. 3.45% 2027	1,523	1,675
	General Electric Co. 3.625% 2030	675	753
	Mexico City Airport Trust 5.50% 2046	1,959	1,984
	Mexico City Airport Trust 5.50% 2047	5,909	5,998
	Mexico City Airport Trust 5.50% 2047[3]	1,132	1,149
	Northrop Grumman Corp. 3.25% 2028	10,845	11,857
	Triton Container International, Ltd. 1.15% 2024[3]	1,609	1,606
	Triton Container International, Ltd. 3.15% 2031[3]	2,482	2,499
	Union Pacific Corp. 2.15% 2027	2,213	2,301
	Union Pacific Corp. 2.40% 2030	4,454	4,608
	Union Pacific Corp. 2.375% 2031	5,155	5,271
	Union Pacific Corp. 3.25% 2050	7,000	7,398
	United Rentals, Inc. 5.50% 2027	5,000	5,306
	United Technologies Corp. 3.125% 2027	4,551	4,954
	United Technologies Corp. 4.125% 2028	4,974	5,727
	Vinci SA 3.75% 2029[3]	2,000	2,260

			316,063

Communication	AT&T, Inc. 0.90% 2024	13,000	13,030
services	AT&T, Inc. 1.70% 2026	19,000	19,204
2.11%	AT&T, Inc. 2.55% 2033[3]	4,953	4,912
	AT&T, Inc. 3.50% 2053[3]	10,240	10,303
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	4,800	5,041
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,774
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,375
	CenturyLink, Inc. 4.00% 2027[3]	16,374	16,722
	Comcast Corp. 3.15% 2028	7,200	7,911
	Comcast Corp. 2.65% 2030	7,500	7,902
	Comcast Corp. 4.00% 2048	5,000	5,873
	Embarq Corp. 7.995% 2036	2,500	2,837
	SBA Tower Trust 1.631% 2026[3]	6,741	6,750
	Sirius XM Radio, Inc. 4.00% 2028[3]	675	696
	SoftBank Group Corp. 3.36% 2023[3]	725	729
	Tencent Holdings, Ltd. 3.595% 2028	14,000	15,349
	Tencent Holdings, Ltd. 3.975% 2029	12,298	13,733
	Tencent Holdings, Ltd. 2.39% 2030	11,702	11,672
	Tencent Holdings, Ltd. 2.39% 2030[3]	10,000	9,975
	T-Mobile US, Inc. 3.50% 2025	3,275	3,559
	T-Mobile US, Inc. 2.625% 2026	2,875	2,947
	T-Mobile US, Inc. 3.75% 2027	5,000	5,537

156 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	T-Mobile US, Inc. 3.875% 2030	$ 4,500	$5,046
services	T-Mobile US, Inc. 2.875% 2031	4,075	4,050
(continued)	T-Mobile US, Inc. 3.50% 2031	9,000	9,322
	T-Mobile US, Inc. 3.00% 2041	2,100	2,079
	T-Mobile US, Inc. 4.50% 2050	11,575	13,797
	Verizon Communications, Inc. 1.45% 2026	4,675	4,717
	Verizon Communications, Inc. 2.10% 2028	8,975	9,169
	Verizon Communications, Inc. 4.329% 2028	1,539	1,792
	Verizon Communications, Inc. 1.75% 2031	3,300	3,165
	Verizon Communications, Inc. 2.55% 2031	7,375	7,544
	Verizon Communications, Inc. 3.40% 2041	2,050	2,171
	Verizon Communications, Inc. 2.875% 2050	3,000	2,857
	Verizon Communications, Inc. 3.55% 2051	1,975	2,113
	Vodafone Group PLC 4.375% 2028	10,000	11,642
	Vodafone Group PLC 4.25% 2050	3,050	3,569
	Walt Disney Company 2.65% 2031	15,000	15,759

			275,623

Consumer staples	7-Eleven, Inc. 1.80% 2031[3]	5,013	4,799
1.62%	Altria Group, Inc. 4.40% 2026	4,585	5,190
	Altria Group, Inc. 4.50% 2043	1,585	1,707
	Altria Group, Inc. 5.95% 2049	9,039	11,587
	Anheuser-Busch InBev NV 4.75% 2029	7,500	8,942
	Anheuser-Busch InBev NV 5.55% 2049	5,000	6,883
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,652
	British American Tobacco International Finance PLC 3.95% 2025[3]	16,879	18,447
	British American Tobacco International Finance PLC 1.668% 2026	4,070	4,071
	British American Tobacco PLC 3.557% 2027	10,991	11,776
	British American Tobacco PLC 2.259% 2028	4,348	4,320
	British American Tobacco PLC 4.39% 2037	1,500	1,620
	British American Tobacco PLC 4.54% 2047	12,786	13,622
	British American Tobacco PLC 4.758% 2049	23,659	25,693
	Conagra Brands, Inc. 5.30% 2038	436	555
	Conagra Brands, Inc. 5.40% 2048	57	77
	Constellation Brands, Inc. 3.50% 2027	7,500	8,266
	Constellation Brands, Inc. 2.875% 2030	620	651
	Imperial Tobacco Finance PLC 3.50% 2023[3]	2,335	2,415
	JBS Investments GMBH II 7.00% 2026[3]	3,868	4,111
	JBS Investments GMBH II 7.00% 2026	1,665	1,770
	JBS Luxembourg SARL 3.625% 2032[3]	1,230	1,231
	Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,319
	Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,637
	Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
	Molson Coors Brewing Co. 4.20% 2046	4,165	4,651
	Philip Morris International, Inc. 4.25% 2044	9,550	11,153
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,158
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	705
	Reynolds American, Inc. 4.45% 2025	14,570	16,147
	Reynolds American, Inc. 5.85% 2045	1,970	2,416
	Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,222
	Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,457

			211,667

Information	Apple, Inc. 1.55% 2021	11,630	11,631
technology	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	7,027	7,769
1.16%	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	4,803	5,272
	Broadcom, Inc. 3.15% 2025	1,164	1,248

American Funds Insurance Series 157

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Broadcom, Inc. 2.45% 2031[3]	$ 7,000	$6,884
technology	Broadcom, Inc. 4.30% 2032	6,000	6,840
(continued)	Broadcom, Inc. 3.469% 2034[3]	44,436	47,048
	Fidelity National Information Services, Inc. 2.25% 2031	495	495
	Microsoft Corp. 2.525% 2050	10,000	9,848
	Oracle Corp. 1.65% 2026	8,417	8,536
	Oracle Corp. 2.30% 2028	6,875	7,058
	Oracle Corp. 2.875% 2031	7,393	7,695
	Oracle Corp. 3.95% 2051	4,869	5,321
	PayPal Holdings, Inc. 1.65% 2025	6,989	7,178
	PayPal Holdings, Inc. 2.30% 2030	330	342
	salesforce.com, inc. 1.95% 2031	3,775	3,784
	salesforce.com, inc. 2.70% 2041	875	882
	salesforce.com, inc. 2.90% 2051	8,295	8,418
	salesforce.com, inc. 3.05% 2061	265	270
	Square, Inc. 2.75% 2026[3]	1,975	2,012
	Square, Inc. 3.50% 2031[3]	825	833
	VeriSign, Inc. 2.70% 2031	2,109	2,145

			151,509

Real estate	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,611
0.42%	Alexandria Real Estate Equities, Inc. 4.50% 2029	150	176
	American Campus Communities, Inc. 3.75% 2023	2,900	3,040
	American Campus Communities, Inc. 3.875% 2031	620	689
	American Tower Corp. 2.70% 2031	1,100	1,136
	Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	395	402
	Corporate Office Properties LP 2.75% 2031	1,547	1,561
	Crown Castle International Corp. 2.50% 2031	4,614	4,653
	Equinix, Inc. 2.90% 2026	3,287	3,522
	Equinix, Inc. 3.20% 2029	3,846	4,130
	Equinix, Inc. 2.50% 2031	7,760	7,899
	Equinix, Inc. 3.40% 2052	1,201	1,238
	Essex Portfolio LP 3.25% 2023	335	350
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 2.55% 2031	4,338	4,403
	Hospitality Properties Trust 5.00% 2022	1,270	1,286
	Hospitality Properties Trust 4.50% 2025	855	852
	Hospitality Properties Trust 3.95% 2028	1,710	1,617
	Iron Mountain, Inc. 4.875% 2027[3]	1,605	1,666
	Iron Mountain, Inc. 5.25% 2028[3]	3,500	3,670
	Kimco Realty Corp. 3.40% 2022	1,045	1,081
	Omega Healthcare Investors, Inc. 4.375% 2023	186	198
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,079
	Scentre Group 3.50% 2025[3]	4,565	4,909
	Sun Communities Operating LP 2.70% 2031	3,244	3,251

			55,496

Materials	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,959
0.12%	Huntsman International LLC 2.95% 2031	911	925
	International Flavors & Fragrances, Inc. 2.30% 2030[3]	4,175	4,157
	LYB International Finance III, LLC 2.25% 2030	3,802	3,802
	LYB International Finance III, LLC 3.625% 2051	2,617	2,769
	LYB International Finance III, LLC 3.80% 2060	1,112	1,179

			15,791

	Total corporate bonds, notes & loans		3,967,956

158 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations 11.11%
Federal agency	Fannie Mae Pool #976945 5.50% 2023[6]	$ 34	$34
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 2025[6]	101	106
obligations	Fannie Mae Pool #AJ9156 3.00% 2026[6]	275	290
9.88%	Fannie Mae Pool #AJ6967 3.00% 2026[6]	134	141
	Fannie Mae Pool #AJ5522 3.00% 2026[6]	3	4
	Fannie Mae Pool #256133 4.50% 2026[6]	109	117
	Fannie Mae Pool #AK5394 3.00% 2027[6]	640	678
	Fannie Mae Pool #AL5603 3.00% 2027[6]	565	594
	Fannie Mae Pool #AX3597 3.00% 2027[6]	253	266
	Fannie Mae Pool #AB4281 3.00% 2027[6]	113	119
	Fannie Mae Pool #AB4486 3.00% 2027[6]	56	59
	Fannie Mae Pool #AB5236 3.00% 2027[6]	23	24
	Fannie Mae Pool #AO0800 3.00% 2027[6]	19	20
	Fannie Mae Pool #AK0971 3.00% 2027[6]	9	10
	Fannie Mae Pool #AL3802 3.00% 2028[6]	787	832
	Fannie Mae Pool #AR3058 3.00% 2028[6]	100	105
	Fannie Mae Pool #AL8241 3.00% 2029[6]	762	805
	Fannie Mae Pool #BM4299 3.00% 2030[6]	2,175	2,286
	Fannie Mae Pool #AL9573 3.00% 2031[6]	90	95
	Fannie Mae Pool #AS8018 3.00% 2031[6]	70	74
	Fannie Mae Pool #BM4741 3.00% 2032[6]	54	58
	Fannie Mae Pool #924866 1.64% 2037[6,7]	712	720
	Fannie Mae Pool #945680 6.00% 2037[6]	621	735
	Fannie Mae Pool #913966 6.00% 2037[6]	68	79
	Fannie Mae Pool #889982 5.50% 2038[6]	1,311	1,527
	Fannie Mae Pool #988588 5.50% 2038[6]	258	300
	Fannie Mae Pool #AB1297 5.00% 2040[6]	294	337
	Fannie Mae Pool #AH8144 5.00% 2041[6]	1,403	1,586
	Fannie Mae Pool #AI1862 5.00% 2041[6]	1,349	1,545
	Fannie Mae Pool #AH9479 5.00% 2041[6]	1,267	1,426
	Fannie Mae Pool #AI3510 5.00% 2041[6]	842	964
	Fannie Mae Pool #AJ0704 5.00% 2041[6]	734	840
	Fannie Mae Pool #AJ5391 5.00% 2041[6]	428	488
	Fannie Mae Pool #BM6240 2.201% 2044[6,7]	2,584	2,732
	Fannie Mae Pool #AZ3904 4.00% 2045[6]	76	83
	Fannie Mae Pool #AL8522 3.50% 2046[6]	1,251	1,357
	Fannie Mae Pool #BD1968 4.00% 2046[6]	1,968	2,144
	Fannie Mae Pool #BE0592 4.00% 2046[6]	528	565
	Fannie Mae Pool #BD5477 4.00% 2046[6]	258	278
	Fannie Mae Pool #CA0770 3.50% 2047[6]	8,073	8,561
	Fannie Mae Pool #CA0706 4.00% 2047[6]	178	191
	Fannie Mae Pool #MA3058 4.00% 2047[6]	74	79
	Fannie Mae Pool #BM4413 4.50% 2047[6]	5,365	5,828
	Fannie Mae Pool #BF0293 3.00% 2048[6]	10,714	11,386
	Fannie Mae Pool #FM4891 3.50% 2048[6]	32,271	34,647
	Fannie Mae Pool #BF0318 3.50% 2048[6]	9,697	10,449
	Fannie Mae Pool #CA1189 3.50% 2048[6]	2,247	2,378
	Fannie Mae Pool #MA3384 4.00% 2048[6]	199	212
	Fannie Mae Pool #BJ9169 4.00% 2048[6]	120	129
	Fannie Mae Pool #BJ5749 4.00% 2048[6]	26	29
	Fannie Mae Pool #BM4676 4.00% 2048[6]	20	22
	Fannie Mae Pool #CA2493 4.50% 2048[6]	1,214	1,311
	Fannie Mae Pool #CA3807 3.00% 2049[6]	1,920	2,040
	Fannie Mae Pool #CA3806 3.00% 2049[6]	1,107	1,179
	Fannie Mae Pool #FM0007 3.50% 2049[6]	25,833	27,816
	Fannie Mae Pool #FM1954 3.50% 2049[6]	11,252	12,010
	Fannie Mae Pool #FM1589 3.50% 2049[6]	7,178	7,692
	Fannie Mae Pool #FM1262 4.00% 2049[6]	39,638	42,753
	Fannie Mae Pool #FM5507 3.00% 2050[6]	22,580	24,179

American Funds Insurance Series 159

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #BF0145 3.50% 2057[6]	$ 16,197		$17,624
mortgage-backed	Fannie Mae Pool #BF0264 3.50% 2058[6]	12,658		13,709
obligations	Fannie Mae Pool #BF0332 3.00% 2059[6]	27,684		29,980
(continued)	Fannie Mae Pool #BF0497 3.00% 2060[6]	22,798		24,218
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,7]	—	[8]	—	[8]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	9		11
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	22		27
	Fannie Mae, Series 2002-W1, Class 2A, 5.333% 2042[6,7]	28		31
	Freddie Mac Pool #ZK4277 3.00% 2027[6]	465		492
	Freddie Mac Pool #ZK3836 3.00% 2027[6]	158		166
	Freddie Mac Pool #ZK3970 3.00% 2027[6]	144		152
	Freddie Mac Pool #ZS6521 3.00% 2027[6]	99		105
	Freddie Mac Pool #ZK3893 3.00% 2027[6]	49		52
	Freddie Mac Pool #ZK4162 3.00% 2027[6]	37		39
	Freddie Mac Pool #ZS8452 3.00% 2027[6]	11		12
	Freddie Mac Pool #ZS8463 3.00% 2027[6]	5		5
	Freddie Mac Pool #ZK4039 3.00% 2027[6]	5		5
	Freddie Mac Pool #ZS8507 3.00% 2028[6]	186		197
	Freddie Mac Pool #ZK7590 3.00% 2029[6]	3,935		4,159
	Freddie Mac Pool #ZK7593 3.00% 2029[6]	199		210
	Freddie Mac Pool #ZT1931 3.00% 2033[6]	248		263
	Freddie Mac Pool #A15120 5.50% 2033[6]	61		69
	Freddie Mac Pool #QN1073 3.00% 2034[6]	90		95
	Freddie Mac Pool #G05196 5.50% 2038[6]	72		84
	Freddie Mac Pool #G05267 5.50% 2038[6]	53		62
	Freddie Mac Pool #G06020 5.50% 2039[6]	102		119
	Freddie Mac Pool #A93948 4.50% 2040[6]	209		230
	Freddie Mac Pool #G05860 5.50% 2040[6]	375		437
	Freddie Mac Pool #G06868 4.50% 2041[6]	251		280
	Freddie Mac Pool #G06841 5.50% 2041[6]	599		697
	Freddie Mac Pool #841039 2.213% 2043[6,7]	2,399		2,546
	Freddie Mac Pool #Z40130 3.00% 2046[6]	26,864		28,881
	Freddie Mac Pool #G61733 3.00% 2047[6]	6,699		7,122
	Freddie Mac Pool #G08789 4.00% 2047[6]	1,136		1,219
	Freddie Mac Pool #G67709 3.50% 2048[6]	19,473		21,104
	Freddie Mac Pool #G61628 3.50% 2048[6]	497		532
	Freddie Mac Pool #SI2002 4.00% 2048[6]	2,284		2,445
	Freddie Mac Pool #Q58494 4.00% 2048[6]	1,475		1,576
	Freddie Mac Pool #QA4673 3.00% 2049[6]	38,670		41,170
	Freddie Mac Pool #SD7507 3.00% 2049[6]	24,576		26,118
	Freddie Mac Pool #SD7508 3.50% 2049[6]	16,385		17,753
	Freddie Mac Pool #RA1369 3.50% 2049[6]	3,530		3,775
	Freddie Mac Pool #ZN4842 3.50% 2049[6]	1,232		1,317
	Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	80		93
	Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	200		231
	Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	4,283		4,346
	Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	8,608		8,688
	Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	168		156
	Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	162		148
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	12,865		13,523
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	2,790		2,940
	Government National Mortgage Assn. 2.00% 2051[6,9]	92,000		93,535
	Government National Mortgage Assn. 2.50% 2051[6,9]	55,519		57,356
	Government National Mortgage Assn. Pool #MA5817 4.00% 2049[6]	25,415		26,946
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[6]	3,659		3,880
	Government National Mortgage Assn. Pool #MA6221 4.50% 2049[6]	11,765		12,559
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	1,273		1,359

160 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	$ 81		$88
mortgage-backed	Government National Mortgage Assn. Pool #MA5878 5.00% 2049[6]	—	[8]	—	[8]
obligations	Uniform Mortgage-Backed Security 1.50% 2036[6,9]	39,725		40,080
(continued)	Uniform Mortgage-Backed Security 2.00% 2036[6,9]	27,575		28,444
	Uniform Mortgage-Backed Security 2.00% 2036[6,9]	21,500		22,146
	Uniform Mortgage-Backed Security 2.50% 2036[6,9]	62,700		65,317
	Uniform Mortgage-Backed Security 2.00% 2051[6,9]	44,576		44,832
	Uniform Mortgage-Backed Security 2.50% 2051[6,9]	162,393		167,297
	Uniform Mortgage-Backed Security 2.50% 2051[6,9]	5,140		5,306
	Uniform Mortgage-Backed Security 3.00% 2051[6,9]	130,899		136,245
	Uniform Mortgage-Backed Security 3.50% 2051[6,9]	56,700		59,722
	Uniform Mortgage-Backed Security 4.00% 2051[6,9]	12,225		13,029
	Uniform Mortgage-Backed Security 4.50% 2051[6,9]	15,000		16,139

				1,290,807

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,6,7]	5,263		5,303
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,6]	295		297
obligations (privately	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[3,6,7]	3,175		3,186
originated)
0.80%	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,6,7]	1,251		1,275
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,6,7]	984		1,007
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,6,7]	978		980
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,6,7]	2,670		2,673
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,6,7]	842		850
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,6]	1,612		1,666
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,6,7]	2,281		2,316
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,6]	4,067		4,422
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,6]	3,466		3,791
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[3,6,7]	2,480		2,525
	Hundred AcreWood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,6,7]	1,046		1,066
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[6]	240		265
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[3,6,7]	2,842		2,910
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,6,7]	1,313		1,316
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,6,7]	1,086		1,089
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[3,6,7]	4,916		4,905
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[3,6,7]	11,402		11,420
	MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,6,7,10]	25,588		25,588
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[3,6,7]	1,297		1,317
	TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,6]	4,992		5,034
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,6]	4,089		4,037
	TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[3,6]	148		147
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,6]	15,516		15,705

				105,090

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[6]	100		113
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[6]	770		884
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[6]	1,018		1,114
0.43%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[6]	130		142
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[6]	205		230
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,7]	2,444		2,826
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	295		305
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[6]	2,541		2,955

American Funds Insurance Series 161

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,7]	$ 781	$920
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[3,6,7]	3,769	3,776
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[3,6,7]	436	437
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[3,6,7]	295	296
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[3,6,7]	746	748
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	250	269
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[6]	610	669
	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[3,6]	430	430
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[3,6,7]	312	333
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	350	377
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 2048[6,7]	204	219
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,7]	300	314
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	200	216
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[3,6,7]	2,880	2,889
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[3,6,7]	657	660
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[3,6,7]	686	690
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[3,6,7]	686	691
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,6]	2,601	2,660
	GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 2044[3,6,7]	530	529
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[6]	400	441
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[6]	100	114
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	1,536	1,589
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[6]	3,280	3,531
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[6]	640	708
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[3,6]	785	815
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,7]	2,040	2,257
	L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	153	153
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[6]	2,038	2,191
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[6]	410	440
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[6]	245	273
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	730	799
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,7]	208	221
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,6]	8,217	8,584
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[6]	2,437	2,637
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[6,7]	220	233
	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[6]	350	356
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[6]	130	140
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[6]	2,550	2,848
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[6]	1,019	1,111
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	250	274
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[6]	205	227

			55,634

	Total mortgage-backed obligations		1,451,531

162 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 3.35%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,6]	$ 2,210	$2,373
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,6]	2,755	2,979
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,6]	7,689	8,028
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[3,6]	3,445	3,448
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[3,6]	531	532
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,6]	2,427	2,505
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[3,6]	193	193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,6]	623	661
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,6]	1,279	1,397
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,6]	2,602	2,649
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[3,6]	2,500	2,578
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[3,6]	1,465	1,467
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[3,6]	806	805
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[6]	236	236
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[6]	997	1,001
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[6]	1,109	1,117
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[6]	2,613	2,643
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[3,6,7]	575	575
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 2046[3,6]	4,639	4,678
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[3,6]	529	534
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	400	417
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[6]	210	209
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[6]	206	205
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,6]	10,894	11,080
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,6]	2,076	2,110
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,6]	3,567	3,631
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,6]	386	392
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,6]	6,360	6,409
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,6]	2,014	2,034
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,6]	2,825	2,845
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[3,6]	5,890	5,950
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[3,6]	4,615	4,586
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 2046[3,6]	518	514
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,6]	726	731
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,6]	743	752
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,6]	1,125	1,158
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,6]	3,045	3,112
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[3,6]	694	694
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[3,6]	590	587
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,6]	7,411	7,542
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,6]	1,900	1,905
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[6]	2,524	2,530
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	4,910	5,003
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	4,610	4,676
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[6]	4,020	4,183
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[6]	5,369	5,396
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[6]	4,053	4,081
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,6]	880	892
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,6]	1,915	1,981
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,6]	2,565	2,599
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[3,6]	4,250	4,387
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[3,6]	825	825
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[3,6]	449	448
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[3,6]	817	825
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[3,6]	1,179	1,183
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[3,6]	1,231	1,236
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[3,6]	832	837

American Funds Insurance Series 163

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[3,6,7]	$ 400	$400
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,6]	592	594
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,6]	5,000	5,064
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,6]	2,145	2,168
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[3,6]	2,040	2,055
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[6]	1,663	1,665
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[6]	780	788
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,6]	900	926
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,6]	5,000	5,161
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,6]	6,000	6,213
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[6]	1,807	1,812
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[6]	1,012	1,030
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[6]	2,612	2,612
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,6]	18,121	18,111
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,6]	17,675	18,771
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,6]	1,127	1,171
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,6]	30,070	32,472
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[6]	2,625	2,687
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[3,6]	1,880	1,881
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,6]	2,622	2,671
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,6]	1,672	1,682
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,6]	186	188
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,6]	3,535	3,574
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,6]	11,721	11,686
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[6]	301	311
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[6]	425	443
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,6]	18,033	18,104
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,6]	1,171	1,176
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,6]	810	814
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,6]	19,539	19,606
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,6]	1,264	1,271
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,6]	859	865
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B, 3.94% 2022[3,6]	10	10
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[3,6]	281	282
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,6]	758	762
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,6]	430	430
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[3,6,7]	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[3,6,7]	1,050	1,050
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,6]	6,263	6,282
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,6]	8,260	8,271
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[3,6]	18,392	18,457
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[3,6,7]	275	275
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[3,6,7]	1,106	1,107
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.238% 2027[3,6,7]	1,933	1,934
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[3,6,7]	2,209	2,211
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[3,6,7]	450	450
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[3,6]	7,884	7,851

164 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[3,6]	$ 2,190	$2,228
	Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[3,6]	1,355	1,390
	Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[6]	1,510	1,513
	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[6]	3,110	3,214
	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[6]	2,812	2,819
	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[6]	3,344	3,375
	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[6]	2,211	2,241
	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[6]	1,802	1,806
	Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[3,6]	2,914	2,921
	Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[3,6]	537	545
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[3,6,7]	475	475
	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,6]	3,584	3,619
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,6]	2,638	2,662
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,6]	5,297	5,393
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,6]	7,061	7,003
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,6]	5,960	6,052
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[3,6]	424	422
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,6]	6,000	6,330
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,6]	12,060	12,156
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[3,6]	4,831	4,814
	Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[3,6]	398	396
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[3,6]	1,557	1,572
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[3,6]	1,690	1,691
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[3,6]	2,181	2,183
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[3,6]	1,446	1,447
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[3,6]	3,023	3,063

			437,918

Municipals 1.71%
California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,312
0.06%	High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,838

			7,150

Illinois 1.57%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	80
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	37,690
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	11,436
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,418
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	764
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,220
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	16,192	17,308
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	125,902
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,946
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,438
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,435

			205,637

New York 0.05%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	6,459

American Funds Insurance Series 165

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	$ 4,075	$4,170

	Total municipals		223,416

Bonds & notes of governments & government agencies outside the U.S. 0.82%
	Colombia (Republic of) 5.75% 2027	COP24,813,800	6,335
	Dominican Republic 5.95% 2027[3]	$ 8,100	9,129
	Panama Bonos Del Tesoro 3.362% 2031	15,625	15,685
	Paraguay (Republic of) 5.00% 2026	1,250	1,427
	Peru (Republic of) 5.94% 2029	PEN6,005	1,709
	Peru (Republic of) 2.783% 2031	$ 3,790	3,871
	Peru (Republic of) 6.15% 2032	PEN5,695	1,553
	Philippines (Republic of) 3.20% 2046	$ 4,900	4,924
	Portuguese Republic 5.125% 2024	24,775	28,148
	PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	1,862	1,895
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023[3]	1,020	1,128
	PT Indonesia Asahan Aluminium Tbk 4.75% 2025[3]	1,270	1,403
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]	340	396
	PT Indonesia Asahan Aluminium Tbk 5.80% 2050[3]	1,150	1,362
	Qatar (State of) 4.50% 2028[3]	5,100	6,028
	Qatar (State of) 5.103% 2048[3]	3,400	4,522
	Saudi Arabia (Kingdom of) 3.628% 2027[3]	5,000	5,516
	Saudi Arabia (Kingdom of) 3.625% 2028[3]	11,435	12,658

			107,689

Federal agency bonds & notes 0.10%
	Fannie Mae 2.125% 2026[1]	11,910	12,620

	Total bonds, notes & other debt instruments (cost: $12,255,833,000)		12,682,238

Short-term securities 8.82%		Shares
Money market investments 8.82%
	Capital Group Central Cash Fund 0.04%[11,12]	11,531,431	1,153,143

	Total short-term securities (cost: $1,153,188,000)		1,153,143

	Total investment securities 105.87% (cost: $13,409,021,000)		13,835,381
	Other assets less liabilities (5.87)%		(767,671)

	Net assets 100.00%		$13,067,710

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[13] )	Value at 6/30/2021 (000) [14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Long	2,010	December 2022	$502,500		$499,887	$27
2 Year U.S. Treasury Note Futures	Long	1,886	October 2021	377,200		415,524	(442)
5 Year U.S. Treasury Note Futures	Long	6,253	October 2021	625,300		771,806	(1,738)
10 Year U.S. Treasury Note Futures	Short	3,423	September 2021	(342,300)		(453,548)	(1,223)
10 Year Ultra U.S. Treasury Note Futures	Short	8,245	September 2021	(824,500)		(1,213,690)	(17,860)

166 American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[13] )	Value at 6/30/2021 (000)	[14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
20 Year U.S. Treasury Bond Futures	Long	1,761	September 2021	$176,100		$283,081		$6,401
30 Year Ultra U.S. Treasury Bond Futures	Long	1,486	September 2021	148,600		286,334		8,734

								$(6,101)

Forward currency contracts

Contract amount		Counterparty		Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)		Settlement date	at 6/30/2021 (000)

USD1,704	PEN6,550	Morgan Stanley	7/6/2021	$2
PEN6,550	USD1,707	Morgan Stanley	7/6/2021	(5)
USD6,649	COP24,638,500	Goldman Sachs	7/19/2021	90
USD1,711	PEN6,550	Morgan Stanley	8/6/2021	5
USD1,704	PEN6,550	Morgan Stanley	9/3/2021	(3)

				$89

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2021 (000)
3-month USD-LIBOR	1.972%	4/26/2051	$23,200	$(1,234)	$421	$(1,655)
3-month USD-LIBOR	1.9855%	4/26/2051	34,500	(1,949)	516	(2,465)
3-month USD-LIBOR	1.953%	4/27/2051	23,100	(1,122)	523	(1,645)
3-month USD-LIBOR	1.9895%	4/27/2051	35,700	(2,051)	501	(2,552)
3-month USD-LIBOR	1.9778%	4/28/2051	13,500	(737)	227	(964)
3-month USD-LIBOR	2.0295%	5/5/2051	30,800	(2,070)	–	(2,070)
3-month USD-LIBOR	1.759%	6/24/2051	27,250	(39)	–	(39)

					$2,188	$(11,390)

Credit default swaps

    Centrally cleared credit default swaps on credit indices – sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	$79,545	$2,020	$1,932	$88

American Funds Insurance Series 167

The Bond Fund of America (formerly Bond Fund) (continued)

Investments in affiliates12

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 8.82%
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%[11]	$2,690,045	$3,231,675	$4,768,460	$(54)	$(63)	$1,153,143	$990

1 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,469,000, which represented .29% of the net assets of the fund.

2 Index-linked bond whose principal amount moves with a government price index.

3 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,451,982,000, which represented 11.11% of the net assets of the fund.

4 Step bond; coupon rate may change at a later date.

5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8 Amount less than one thousand.

9 Purchased on a TBA basis.

10 Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $25,588,000, which represented .20% of the net assets of the fund.

11 Rate represents the seven-day yield at 6/30/2021.

12 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

13 Notional amount is calculated based on the number of contracts and notional contract size.

14 Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

COP = Colombian pesos

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

168 American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 93.11%		Principal amount (000)	Value (000)
Euros 17.03%	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€ 4,200	$5,496
	Altria Group, Inc. 1.00% 2023	1,020	1,229
	Altria Group, Inc. 1.70% 2025	1,600	1,997
	Altria Group, Inc. 2.20% 2027	2,900	3,717
	American Honda Finance Corp. 1.60% 2022	620	747
	American Honda Finance Corp. 1.95% 2024	560	709
	American Tower Corp. 0.45% 2027	2,525	2,998
	American Tower Corp. 0.875% 2029	1,470	1,759
	AT&T, Inc. 1.60% 2028	2,350	2,990
	Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,169
	Barclays Bank PLC 6.625% 2022	1,070	1,333
	CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,984
	Comcast Corp. 0.25% 2027	1,250	1,490
	Cote d’Ivoire (Republic of) 5.25% 2030	900	1,118
	Cote d’Ivoire (Republic of) 5.875% 2031	840	1,073
	Deutsche Telekom International Finance BV 7.50% 2033	200	411
	Dow Chemical Co. 0.50% 2027	1,110	1,327
	Egypt (Arab Republic of) 5.625% 2030	745	890
	European Financial Stability Facility 0.40% 2025	6,000	7,329
	European Union 0% 2031	1,905	2,255
	European Union 0% 2035	220	249
	European Union 0.20% 2036	390	451
	French Republic O.A.T. 0% 2030	27,070	32,005
	Germany (Federal Republic of) 0% 2030	14,570	17,788
	Germany (Federal Republic of) 0% 2030	5,950	7,250
	Germany (Federal Republic of) 0% 2036	5,150	6,058
	Germany (Federal Republic of) 0% 2050	9,240	10,076
	Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,650
	Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	3,216
	Greece (Hellenic Republic of) 3.375% 2025	21,435	28,649
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,955
	Greece (Hellenic Republic of) 1.875% 2052	1,690	2,108
	Groupe BPCE SA 4.625% 2023	1,200	1,560
	Groupe BPCE SA 1.00% 2025	2,900	3,557
	Honeywell International, Inc. 0.75% 2032	370	446
	Intesa Sanpaolo SpA 6.625% 2023	510	685
	Ireland (Republic of) 0.20% 2030	900	1,081
	Israel (State of) 2.875% 2024	1,180	1,514
	Israel (State of) 1.50% 2027	775	994
	Israel (State of) 1.50% 2029	725	943
	Italy (Republic of) 1.85% 2025	21,390	27,267
	Italy (Republic of) 0.95% 2027	1,745	2,149
	Italy (Republic of) 0.25% 2028	15,970	18,755
	Italy (Republic of) 2.80% 2028	5,828	8,076
	Italy (Republic of) 1.35% 2030	1,657	2,081
	Italy (Republic of) 1.65% 2030	7,400	9,500
	JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,819
	Latvia (Republic of) 0% 2031	1,280	1,499
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,948
	Morocco (Kingdom of) 3.50% 2024	1,400	1,819
	Morocco (Kingdom of) 1.375% 2026	1,130	1,361
	Morocco (Kingdom of) 2.00% 2030	1,285	1,512
	Morocco (Kingdom of) 1.50% 2031	4,100	4,574
	Petroleos Mexicanos 5.50% 2025	2,520	3,279
	Philippines (Republic of) 0.25% 2025	1,470	1,751
	Philippines (Republic of) 0.70% 2029	940	1,111
	Portuguese Republic 0.475% 2030	1,610	1,947
	Quebec (Province of) 0.25% 2031	920	1,090

American Funds Insurance Series 169

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros	Romania 3.624% 2030	€7,175	$9,855
(continued)	Romania 2.00% 2032	1,605	1,928
	Romania 2.00% 2033	6,910	8,146
	Romania 3.375% 2038	4,170	5,432
	Russian Federation 2.875% 2025	4,500	5,840
	Serbia (Republic of) 3.125% 2027	11,497	15,193
	Serbia (Republic of) 1.50% 2029	4,943	5,918
	Spain (Kingdom of) 0.80% 2027	2,280	2,844
	Spain (Kingdom of) 1.45% 2029	1,890	2,467
	Spain (Kingdom of) 1.25% 2030	4,740	6,087
	Spain (Kingdom of) 0.50% 2031	765	909
	Spain (Kingdom of) 2.70% 2048	850	1,323
	State Grid Europe Development PLC 1.50% 2022	194	232
	State Grid Overseas Investment, Ltd. 1.25% 2022	765	917
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	546
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	260
	Stryker Corp. 0.25% 2024	480	575
	Stryker Corp. 0.75% 2029	980	1,190
	Stryker Corp. 1.00% 2031	450	551
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	2,984
	Tunisia (Republic of) 6.75% 2023	5,209	5,993
	Turkey (Republic of) 4.375% 2027	950	1,119
	Ukraine 6.75% 2026	4,344	5,632
	Ukraine 4.375% 2030	2,705	3,003
	Verizon Communications, Inc. 0.375% 2029	3,470	4,082

			363,820

Japanese yen	Export-Import Bank of India 0.59% 2022	¥ 400,000	3,593
10.19%	Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	914
	Groupe BPCE SA 0.64% 2022	400,000	3,610
	Indonesia (Republic of) 0.54% 2022	100,000	903
	Intesa Sanpaolo SpA 1.36% 2022	600,000	5,429
	Japan, Series 19, 0.10% 2024[3]	1,844,567	16,863
	Japan, Series 18, 0.10% 2024[3]	1,024,182	9,354
	Japan, Series 20, 0.10% 2025[3]	680,720	6,235
	Japan, Series 21, 0.10% 2026[3]	989,215	9,098
	Japan, Series 346, 0.10% 2027	2,525,700	22,984
	Japan, Series 23, 0.10% 2028[3]	1,993,182	18,413
	Japan, Series 356, 0.10% 2029	3,529,000	32,083
	Japan, Series 24, 0.10% 2029[3]	1,608,477	14,895
	Japan, Series 116, 2.20% 2030	576,100	6,178
	Japan, Series 145, 1.70% 2033	1,851,000	19,739
	Japan, Series 152, 1.20% 2035	1,442,500	14,712
	Japan, Series 21, 2.30% 2035	720,000	8,378
	Japan, Series 173, 0.40% 2040	492,000	4,410
	Japan, Series 37, 0.60% 2050	694,500	6,129
	Japan, Series 70, 0.70% 2051	335,500	3,028
	KT Corp. 0.38% 2021	200,000	1,800
	Philippines (Republic of) 0.001% 2024	900,000	8,048
	United Mexican States 0.62% 2022	100,000	903

			217,699

Chinese yuan	Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,548
renminbi	Agricultural Development Bank of China 2.96% 2030	90,980	13,498
9.06%	China (People’s Republic of), Series 1916, 3.12% 2026	85,830	13,383
	China (People’s Republic of), Series INBK, 2.85% 2027	79,290	12,141
	China (People’s Republic of), Series IMBK, 3.28% 2027	1,650	259
	China (People’s Republic of), Series 1906, 3.29% 2029	73,800	11,573
	China (People’s Republic of), Series INBK, 3.27% 2030	58,490	9,174
	China (People’s Republic of), Series 1910, 3.86% 2049	205,560	32,810

170 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Chinese yuan	China (People’s Republic of), Series INBK, 3.39% 2050	CNY17,330	$2,543
renminbi	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,349
(continued)	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,624
	China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,841
	China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,723
	China Development Bank Corp., Series 2004, 3.43% 2027	192,390	29,880
	China Development Bank Corp., Series 1805, 4.04% 2028	131,350	21,044
	China Development Bank Corp., Series 1805, 4.88% 2028	33,380	5,605
	China Development Bank Corp., Series 1905, 3.48% 2029	128,200	19,817
	China Development Bank Corp., Series 2005, 3.07% 2030	78,250	11,707

			193,519

British pounds	American Honda Finance Corp. 0.75% 2026	£ 1,420	1,939
3.36%	France Télécom 5.375% 2050	300	676
	Lloyds Banking Group PLC 7.625% 2025	655	1,125
	United Kingdom 2.75% 2024	1,210	1,810
	United Kingdom 4.25% 2027	2,800	4,801
	United Kingdom 0.375% 2030	4,970	6,643
	United Kingdom 4.75% 2030	14,360	27,157
	United Kingdom 0.625% 2035	9,062	11,808
	United Kingdom 0.875% 2046	6,030	7,675
	United Kingdom 0.625% 2050	2,805	3,299
	United Kingdom 1.25% 2051	3,560	4,930

			71,863

Danish kroner	Nordea Kredit 0.50% 2040[4]	DKr19,129	2,924
2.49%	Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	144,109	22,106
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	184,657	28,091

			53,121

Brazilian reais	Brazil (Federative Republic of) 0% 2021	BRL147,000	29,191
2.43%	Brazil (Federative Republic of) 6.00% 2022[3]	57,071	11,998
	Brazil (Federative Republic of) 6.00% 2024[3]	49,223	10,680

			51,869

Canadian dollars	Canada 1.00% 2022	C$1,050	854
2.10%	Canada 2.25% 2025	15,900	13,544
	Canada 0.25% 2026	5,800	4,524
	Canada 2.25% 2029	26,105	22,667
	Canada 2.75% 2048	3,500	3,388

			44,977

Mexican pesos	Petróleos Mexicanos 7.19% 2024	MXN83,847	3,986
1.96%	Petróleos Mexicanos 7.47% 2026	95,267	4,293
	United Mexican States, Series M, 7.50% 2027	412,420	21,583
	United Mexican States, Series M20, 8.50% 2029	140,400	7,757
	United Mexican States, Series M30, 8.50% 2038	21,100	1,171
	United Mexican States, Series M, 8.00% 2047	56,500	2,992

			41,782

Russian rubles	Russian Federation 7.00% 2023	RUB430,300	5,919
1.67%	Russian Federation 7.15% 2025	436,320	6,033
	Russian Federation 6.90% 2029	403,750	5,501
	Russian Federation 7.65% 2030	712,330	10,141
	Russian Federation 5.90% 2031	79,600	1,000

American Funds Insurance Series 171

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Russian rubles	Russian Federation 8.50% 2031	RUB82,440	$1,244
(continued)	Russian Federation 7.70% 2033	295,840	4,244
	Russian Federation 7.25% 2034	121,920	1,691

			35,773

Australian dollars	Australia (Commonwealth of), Series 163, 1.00% 2031	A$32,670	23,263
1.23%	Australia (Commonwealth of), Series 162, 1.75% 2051	4,620	3,067

			26,330

Malaysian	Malaysia (Federation of), Series 0310, 4.498% 2030	MYR8,420	2,217
ringgits	Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,887
1.09%	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	9,134

			23,238

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,679
0.70%	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	522
	Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	805
	Indonesia (Republic of), Series 78, 8.25% 2029	53,220,000	4,098
	Indonesia (Republic of), Series 82, 7.00% 2030	39,572,000	2,827
	Indonesia (Republic of), Series 87, 6.50% 2031	17,649,000	1,210
	Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	516
	Indonesia (Republic of), Series 65, 6.625% 2033	17,683,000	1,217
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,092

			14,966

Colombian pesos	Colombia (Republic of) 5.75% 2027	COP14,059,000	3,589
0.52%	Colombia (Republic of) 7.25% 2050	31,167,000	7,607

			11,196

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,582
0.43%	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	4,701

			9,283

Indian rupees	India (Republic of) 5.15% 2025	INR331,570	4,382
0.38%	National Highways Authority of India 7.17% 2021	220,000	3,005
	National Highways Authority of India 7.27% 2022	50,000	691

			8,078

Czech korunas	Czech Republic 0% 2024	CZK72,100	3,197
0.37%	Czech Republic 1.25% 2025	102,510	4,723

			7,920

Ukrainian hryvnia	Ukraine 16.06% 2022	UAH86,536	3,358
0.35%	Ukraine 17.00% 2022	60,180	2,331
	Ukraine 17.25% 2022	47,384	1,819

			7,508

Norwegian kroner	Norway (Kingdom of) 1.75% 2025	NKr56,450	6,735

0.32%

172 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Ghanaian cedi	Ghana (Republic of) 18.85% 2023	GHS15,260	$2,723

0.13%

South African rand	South Africa (Republic of) 8.00% 2030	ZAR7,920	527
0.11%	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,831

			2,358

Peruvian	Peru (Republic of) 6.15% 2032	PEN5,980	1,631

nuevos soles 0.08%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,407

0.07%

Romanian leu	Romania 4.75% 2025	RON5,000	1,295

0.06%

U.S. dollars	7-Eleven, Inc. 0.95% 2026[2]	$ 520	511
36.98%	7-Eleven, Inc. 1.80% 2031[2]	2,015	1,929
	Abbott Laboratories 3.40% 2023	137	146
	AbbVie, Inc. 2.90% 2022	1,170	1,209
	AbbVie, Inc. 3.20% 2022	200	207
	Abu Dhabi (Emirate of) 2.50% 2025[2]	2,195	2,335
	ACE INA Holdings, Inc. 2.875% 2022	195	201
	ACE INA Holdings, Inc. 3.35% 2026	195	214
	ACE INA Holdings, Inc. 4.35% 2045	425	538
	Advisor Group Holdings, LLC 6.25% 2028[2]	425	449
	Aetna, Inc. 2.80% 2023	340	354
	Affinity Gaming 6.875% 2027[2]	390	415
	AG Merger Sub II, Inc. 10.75% 2027[2]	311	346
	Albertsons Companies, Inc. 3.50% 2029[2]	125	124
	Alcoa Netherlands Holding BV 5.50% 2027[2]	200	217
	Alcoa Netherlands Holding BV 4.125% 2029[2]	75	78
	Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,939
	Alliant Holdings Intermediate, LLC 6.75% 2027[2]	410	431
	Allied Universal Holdco LLC 9.75% 2027[2]	325	358
	Allied Universal Holdco LLC 6.00% 2029[2]	500	508
	Allison Transmission Holdings, Inc. 3.75% 2031[2]	100	98
	Allstate Corp. 0.75% 2025	1,563	1,548
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	650	658
	Altice France SA 5.125% 2029[2]	200	201
	Altice NV 7.50% 2026[2]	50	52
	Altria Group, Inc. 5.95% 2049	131	168
	Amazon.com, Inc. 1.50% 2030	2,040	1,996
	Amazon.com, Inc. 2.50% 2050	2,500	2,368
	American Airlines, Inc. 5.50% 2026[2]	200	212
	American Airlines, Inc. 5.75% 2029[2]	200	217
	American Campus Communities, Inc. 3.75% 2023	1,810	1,898
	American Campus Communities, Inc. 4.125% 2024	1,195	1,301
	American Campus Communities, Inc. 3.875% 2031	514	571
	American Electric Power Company, Inc. 1.00% 2025	250	248
	Amgen, Inc. 1.90% 2025	580	601
	Amgen, Inc. 2.20% 2027	445	462
	Amipeace, Ltd. 2.50% 2024	4,100	4,298
	Anglo American Capital PLC 2.25% 2028[2]	454	460
	Anglo American Capital PLC 3.95% 2050[2]	521	567
	Angola (Republic of) 9.50% 2025	2,400	2,634

American Funds Insurance Series 173

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Anheuser-Busch InBev NV 4.75% 2029	$2,535	$3,022
(continued)	Anheuser-Busch InBev NV 4.50% 2050	2,250	2,743
	Antero Resources Corp. 5.375% 2030[2]	80	82
	Apache Corp. 4.625% 2025	100	108
	Apache Corp. 4.375% 2028	171	182
	Apache Corp. 5.10% 2040	100	105
	Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[2]	325	321
	Apple, Inc. 3.35% 2027	1,075	1,195
	Apple, Inc. 2.40% 2050	1,100	1,034
	Ardagh Group SA 6.50% 2027[2,7]	210	221
	Ardagh Metal Packaging Finance USA LLC 4.00% 2029[2]	200	199
	Ardagh Packaging Finance 5.25% 2027[2]	200	204
	Aretec Escrow Issuer, Inc. 7.50% 2029[2]	495	511
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	1,921	693
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	3,025	965
	Arthur J. Gallagher & Co. 2.50% 2031	208	210
	Arthur J. Gallagher & Co. 3.50% 2051	34	36
	Ascent Resources - Utica LLC 8.25% 2028[2]	230	253
	Ascent Resources - Utica LLC 5.875% 2029[2]	100	100
	Associated Materials, LLC 9.00% 2025[2]	400	425
	AssuredPartners, Inc. 7.00% 2025[2]	200	205
	AssuredPartners, Inc. 5.625% 2029[2]	230	230
	AstraZeneca Finance LLC 1.75% 2028	685	685
	AstraZeneca Finance LLC 2.25% 2031	100	102
	AstraZeneca PLC 3.50% 2023	2,700	2,869
	AstraZeneca PLC 3.00% 2051	657	681
	Atkore, Inc. 4.25% 2031[2]	135	137
	ATS Automation Tooling Systems, Inc. 4.125% 2028[2]	230	236
	Avantor Funding, Inc. 4.625% 2028[2]	200	211
	Avis Budget Car Rental, LLC 5.75% 2027[2]	185	193
	Avis Budget Group, Inc. 5.25% 2025[2]	75	76
	Avis Budget Group, Inc. 4.75% 2028[2]	100	103
	Avis Budget Group, Inc. 5.375% 2029[2]	95	99
	Axalta Coating Systems LLC 4.75% 2027[2]	200	210
	Axiata SPV2 Bhd. 2.163% 2030	651	643
	Azul Investments LLP 7.25% 2026[2]	300	295
	B&G Foods, Inc. 5.25% 2025	100	103
	B&G Foods, Inc. 5.25% 2027	210	219
	Baidu, Inc. 3.425% 2030	675	732
	Banff Merger Sub, Inc. 9.75% 2026[2]	210	221
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	887
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	7,710	7,645
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	4,600	4,639
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,776
	Bausch Health Companies, Inc. 9.25% 2026[2]	795	866
	Bausch Health Companies, Inc. 5.75% 2027[2]	200	213
	Bausch Health Companies, Inc. 4.875% 2028[2]	245	251
	Bausch Health Companies, Inc. 5.00% 2028[2]	215	204
	Bausch Health Companies, Inc. 5.25% 2031[2]	235	220
	Bayer AG 3.375% 2024[2]	840	903
	Bayer US Finance II LLC 4.25% 2025[2]	203	226
	Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,755
	Bayerische Motoren Werke AG 3.90% 2025[2]	900	993
	Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,051
	Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	125	127
	Belarus (Republic of) 7.625% 2027	2,100	2,055
	Berkshire Hathaway Energy Company 2.85% 2051	300	291
	Black Knight, Inc. 3.625% 2028[2]	335	334
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	120	130
	BMC Software, Inc. 7.125% 2025[2]	70	75
	BMC Software, Inc. 9.125% 2026[2]	150	159
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[1,2]	1,275	1,310

174 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Boeing Company 5.15% 2030	$4,000	$4,740
(continued)	Bombardier, Inc. 6.125% 2023[2]	65	69
	Bombardier, Inc. 7.50% 2025[2]	125	129
	Bombardier, Inc. 7.125% 2026[2]	175	183
	Bombardier, Inc. 7.875% 2027[2]	325	338
	Bombardier, Inc. 7.45% 2034[2]	125	134
	Booz Allen Hamilton, Inc. 4.00% 2029[2]	15	15
	Boyd Gaming Corp. 4.75% 2027	220	228
	Boyd Gaming Corp. 4.75% 2031[2]	90	93
	Boyne USA, Inc. 4.75% 2029[2]	45	47
	BP Capital Markets America, Inc. 2.939% 2051	2,280	2,188
	Brandywine Operating Partnership LP 3.95% 2023	190	198
	Braskem SA 4.50% 2030[2]	745	778
	Brightstar Escrow Corp. 9.75% 2025[2]	180	194
	Bristow Group, Inc. 6.875% 2028[2]	175	179
	British American Tobacco PLC 2.789% 2024	1,150	1,209
	British American Tobacco PLC 3.215% 2026	955	1,014
	British American Tobacco PLC 3.557% 2027	1,545	1,655
	British American Tobacco PLC 3.462% 2029	1,150	1,216
	British American Tobacco PLC 4.758% 2049	894	971
	Broadcom, Inc. 3.15% 2025	212	227
	Broadcom, Inc. 4.15% 2030	1,450	1,628
	Broadcom, Inc. 3.419% 2033[2]	698	734
	Broadcom, Inc. 3.469% 2034[2]	48	51
	Broadcom, Inc. 3.75% 2051[2]	926	968
	BroadStreet Partners, Inc. 5.875% 2029[2]	250	256
	Brookfield Property REIT, Inc. 5.75% 2026[2]	820	863
	Brookfield Residential Properties, Inc. 5.00% 2029[2]	100	101
	Burger King Corp. 3.875% 2028[2]	150	152
	BWX Technologies, Inc. 4.125% 2029[2]	265	270
	Cablevision Systems Corp. 6.75% 2021	950	971
	Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
	California Resources Corp. 7.125% 2026[2]	100	105
	Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,431
	Carnival Corp. 11.50% 2023[2]	2,630	2,963
	Carrier Global Corp. 2.242% 2025	530	551
	Carrols Restaurant Group, Inc. 5.875% 2029[2]	130	129
	Carvana Co. 5.50% 2027[2]	70	72
	Catalent, Inc. 3.125% 2029[2]	75	73
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	159	165
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,925
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	975	1,016
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	175
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	305	311
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	100	104
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	282	289
	CEC Entertainment, Inc. 6.75% 2026[2]	200	206
	Centene Corp. 4.25% 2027	200	211
	Centene Corp. 2.45% 2028	105	107
	Centene Corp. 4.625% 2029	405	446
	Centene Corp. 2.50% 2031	155	153
	Central Garden & Pet Co. 4.125% 2030	99	101
	Central Garden & Pet Co. 4.125% 2031[2]	120	122
	Charles River Laboratories International, Inc. 4.25% 2028[2]	150	155
	Charles River Laboratories International, Inc. 3.75% 2029[2]	30	30
	Cheniere Energy Partners LP 5.625% 2026	100	104
	Cheniere Energy Partners LP 4.50% 2029	210	226
	Cheniere Energy Partners LP 4.00% 2031[2]	100	105
	Cheniere Energy, Inc. 4.625% 2028[2]	405	428
	Chesapeake Energy Corp. 4.875% 2022[8]	915	26
	Chesapeake Energy Corp. 5.50% 2026[2]	100	106
	Chesapeake Energy Corp. 5.875% 2029[2]	85	92

American Funds Insurance Series 175

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	$6,016
(continued)	Cigna Corp. 4.125% 2025	830	931
	Cigna Corp. 2.40% 2030	380	388
	Cigna Corp. 2.375% 2031	2,977	3,022
	Cinemark USA, Inc. 5.875% 2026[2]	75	79
	Cinemark USA, Inc. 5.25% 2028[2]	100	103
	Cirsa Gaming Corp. SA 7.875% 2023[2]	400	409
	Citigroup, Inc. 2.35% 2021	1,500	1,503
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	810
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,818
	Clarivate Science Holdings Corp. 3.875% 2028[2]	110	111
	Clarivate Science Holdings Corp. 4.875% 2029[2]	140	144
	Cleveland-Cliffs, Inc. 9.875% 2025[2]	281	330
	Cleveland-Cliffs, Inc. 6.75% 2026[2]	315	340
	Cleveland-Cliffs, Inc. 5.875% 2027	100	105
	Cleveland-Cliffs, Inc. 4.625% 2029[2]	125	132
	Cleveland-Cliffs, Inc. 4.875% 2031[2]	200	210
	CMS Energy Corp. 3.875% 2024	100	107
	CMS Energy Corp. 3.00% 2026	1,200	1,285
	CNX Resources Corp. 7.25% 2027[2]	210	225
	CNX Resources Corp. 6.00% 2029[2]	225	244
	Cogent Communications Group, Inc. 3.50% 2026[2]	375	384
	Colombia (Republic of) 3.875% 2027	350	372
	Comcast Corp. 3.95% 2025	2,610	2,926
	Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,653
	Community Health Systems, Inc. 5.625% 2027[2]	90	96
	Community Health Systems, Inc. 6.00% 2029[2]	230	246
	Compass Diversified Holdings 5.25% 2029[2]	365	380
	Comstock Resources, Inc. 6.75% 2029[2]	140	149
	Comstock Resources, Inc. 5.875% 2030[2]	175	179
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,7,8]	2,741	781
	Constellium SE 3.75% 2029[2]	125	124
	Consumers Energy Co. 3.375% 2023	345	364
	Convey Park Energy LLC 7.50% 2025[2]	125	130
	CoreCivic, Inc. 8.25% 2026	289	300
	CoreLogic, Inc. 4.50% 2028[2]	584	580
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	150	151
	Corporate Office Properties LP 2.75% 2031	1,212	1,223
	Costa Rica (Republic of) 6.125% 2031[2]	640	680
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	650	678
	Crédit Agricole SA 4.375% 2025[2]	1,100	1,212
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,729
	Credit Suisse Group AG 2.95% 2025	875	937
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	1,032
	Crestwood Midstream Partners LP 6.00% 2029[2]	150	157
	Crown Castle International Corp. 2.50% 2031	679	685
	CSX Corp. 3.80% 2050	75	86
	CSX Corp. 2.50% 2051	1,075	979
	CVR Partners LP 9.25% 2023[2]	34	34
	CVR Partners LP 6.125% 2028[2]	120	123
	CVS Health Corp. 3.50% 2022	430	442
	CVS Health Corp. 3.70% 2023	97	102
	DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,100
	Dana, Inc. 5.625% 2028	410	445
	Dana, Inc. 4.25% 2030	80	82
	Danske Bank AS 2.70% 2022[2]	1,400	1,422
	Danske Bank AS 3.875% 2023[2]	1,675	1,784
	Darling Ingredients, Inc. 5.25% 2027[2]	210	221
	DaVita, Inc. 4.625% 2030[2]	200	206
	DCP Midstream LP 7.375% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	50	49
	Dell International LLC / EMC Corp. 8.10% 2036	110	168

176 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Dell International LLC / EMC Corp. 8.35% 2046	$ 81	$133
(continued)	Dell, Inc. 6.50% 2038	53	68
	Dell, Inc. 5.40% 2040	25	30
	Deluxe Corp. 8.00% 2029[2]	150	163
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	863
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,598
	Deutsche Telekom International Finance BV 1.95% 2021[2]	575	576
	Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,693
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,509
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[2,6,7,9,10]	30	30
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[6,7,9,10]	27	27
	Diamond Sports Group LLC 6.625% 2027[2]	385	190
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[5,6]	108	106
	Diebold Nixdorf, Inc. 9.375% 2025[2]	630	701
	Diebold, Inc. 8.50% 2024	150	154
	Discovery Communications, Inc. 3.625% 2030	468	511
	Diversified Healthcare Trust 4.375% 2031	300	288
	Dominican Republic 5.50% 2025[2]	1,375	1,513
	Dominican Republic 8.625% 2027[2]	225	276
	Dominican Republic 6.40% 2049[2]	1,613	1,738
	DPL, Inc. 4.125% 2025	270	290
	DT Midstream, Inc. 4.125% 2029[2]	185	188
	Duke Energy Corp. 3.75% 2024	550	592
	Duke Energy Progress, LLC 3.70% 2028	1,225	1,380
	Dun & Bradstreet Corp. 6.875% 2026[2]	123	131
	Edison International 5.75% 2027	370	421
	Edison International 4.125% 2028	2,390	2,546
	Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,478
	Elastic NV 4.125% 2029[2]	75	75
	Electricité de France SA 4.875% 2038[2]	795	979
	Element Solutions, Inc. 3.875% 2028[2]	150	153
	Embarq Corp. 7.995% 2036	266	302
	EMD Finance LLC 2.95% 2022[2]	225	228
	EMD Finance LLC 3.25% 2025[2]	2,924	3,142
	Empire Communities Corp. 7.00% 2025[2]	100	105
	Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,022
	Enbridge, Inc. 4.00% 2023	600	641
	Enbridge, Inc. 2.50% 2025	900	944
	Enbridge, Inc. 4.25% 2026	655	739
	Enbridge, Inc. 3.70% 2027	754	832
	Enbridge, Inc. 3.40% 2051	464	467
	Encompass Health Corp. 4.50% 2028	100	104
	Encompass Health Corp. 4.75% 2030	145	154
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	563
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	197
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	221
	Enel Finance International SA 2.75% 2023[2]	5,000	5,187
	Enel Finance International SA 3.625% 2027[2]	2,375	2,612
	Enel Finance International SA 3.50% 2028[2]	1,800	1,974
	Energean Israel Finance, Ltd. 4.50% 2024[2]	80	82
	Energizer Holdings, Inc. 4.375% 2029[2]	210	211
	Energy Transfer Operating LP 5.00% 2050	5,567	6,447
	Energy Transfer Partners LP 4.20% 2027	110	122
	Energy Transfer Partners LP 6.00% 2048	70	89
	Energy Transfer Partners LP 6.25% 2049	910	1,196
	EnLink Midstream Partners, LLC 5.625% 2028[2]	135	143
	ENN Energy Holdings, Ltd. 2.625% 2030[2]	2,982	2,981
	Entergy Corp. 0.90% 2025	750	741
	Entergy Texas, Inc. 1.75% 2031	525	504
	EQM Midstream Partners LP 6.50% 2027[2]	340	380
	EQM Midstream Partners LP 4.50% 2029[2]	75	76
	EQM Midstream Partners LP 4.75% 2031[2]	70	72

American Funds Insurance Series 177

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[1]	$ 50	$65
(continued)	Equinix, Inc. 1.80% 2027	1,145	1,160
	Equinix, Inc. 2.15% 2030	9,390	9,339
	Essex Portfolio LP 3.50% 2025	2,835	3,071
	Essex Portfolio LP 3.375% 2026	885	960
	European Investment Bank 2.25% 2022	700	710
	Everi Holdings Inc. 5.00% 2029[2]	55	56
	Exelon Corp., junior subordinated, 3.497% 2022[1]	525	538
	Export-Import Bank of India 3.25% 2030	3,489	3,552
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,024	1,042
	Fannie Mae Pool #MA2754 3.00% 2026[4]	120	126
	Fannie Mae Pool #AB4281 3.00% 2027[4]	19	20
	Fannie Mae Pool #AP7888 3.50% 2042[4]	457	497
	Fannie Mae Pool #AQ0770 3.50% 2042[4]	164	178
	Fannie Mae Pool #AO4151 3.50% 2042[4]	157	170
	Fertitta Entertainment, Inc. 6.75% 2024[2]	150	152
	Fidelity National Information Services, Inc. 2.25% 2031	47	47
	First Quantum Minerals, Ltd. 7.25% 2023[2]	265	270
	First Quantum Minerals, Ltd. 7.50% 2025[2]	495	515
	First Quantum Minerals, Ltd. 6.875% 2026[2]	325	340
	First Quantum Minerals, Ltd. 6.875% 2027[2]	440	480
	FirstEnergy Corp. 4.40% 2027[1]	1,800	1,960
	FirstEnergy Corp. 3.40% 2050	240	236
	FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,411
	FMG Resources 4.375% 2031[2]	325	348
	Ford Motor Credit Company LLC 3.81% 2024	530	555
	Ford Motor Credit Company LLC 5.125% 2025	1,035	1,141
	Ford Motor Credit Company LLC 2.90% 2028	200	199
	Ford Motor Credit Company LLC 4.00% 2030	125	131
	Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[2]	90	94
	France Télécom 9.00% 2031[1]	2,434	3,832
	Freddie Mac Pool #ZS8588 3.00% 2030[4]	75	80
	Freedom Mortgage Corp. 7.625% 2026[2]	225	235
	Freeport-McMoRan, Inc. 3.875% 2023	75	78
	Freeport-McMoRan, Inc. 4.25% 2030	275	295
	Freeport-McMoRan, Inc. 5.45% 2043	100	122
	Fresnillo PLC 4.25% 2050[2]	973	991
	Front Range BidCo, Inc. 6.125% 2028[2]	200	205
	Frontier Communications Corp. 5.875% 2027[2]	125	134
	Frontier Communications Corp. 5.00% 2028[2]	125	129
	Frontier Communications Corp. 6.75% 2029[2]	125	133
	Frontier Communications Holdings, LLC 5.875% 2029	400	408
	FS Energy and Power Fund 7.50% 2023[2]	575	596
	FXI Holdings, Inc. 7.875% 2024[2]	150	155
	FXI Holdings, Inc. 12.25% 2026[2]	652	753
	Gartner, Inc. 4.50% 2028[2]	150	159
	General Motors Company 6.125% 2025	117	139
	General Motors Financial Co. 5.20% 2023	1,190	1,282
	General Motors Financial Co. 1.05% 2024	725	729
	General Motors Financial Co. 2.40% 2028	2,250	2,286
	Genesis Energy LP 8.00% 2027	360	379
	Georgia (Republic of) 2.75% 2026[2]	400	408
	Glencore Funding LLC 1.625% 2026[2]	2,838	2,850
	Global Infrastructure Solutions, Inc. 5.625% 2029[2]	250	260
	Global Payments, Inc. 1.20% 2026	817	810
	Global Payments, Inc. 2.90% 2030	683	712
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,200	1,230
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,078
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,566
	Goodyear Tire & Rubber Co. 5.00% 2029[2]	210	220
	GPC Merger Sub, Inc. 7.125% 2028[2]	210	227

178 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Grab Holding, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2026[5,6]	$ 75	$76
(continued)	Gray Television, Inc. 7.00% 2027[2]	210	228
	Groupe BPCE SA 5.15% 2024[2]	1,800	2,006
	Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	720
	Guara Norte SARL 5.198% 2034[2]	197	205
	Hanesbrands, Inc. 4.625% 2024[2]	85	90
	Hanesbrands, Inc. 5.375% 2025[2]	86	91
	Hanesbrands, Inc. 4.875% 2026[2]	245	265
	Harsco Corp. 5.75% 2027[2]	360	378
	Harvest Midstream I LP 7.50% 2028[2]	140	152
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[2]	150	151
	HCA, Inc. 5.375% 2025	55	62
	HCA, Inc. 5.875% 2026	125	145
	HCA, Inc. 5.625% 2028	315	374
	HCA, Inc. 5.25% 2049	170	217
	Hexion, Inc. 7.875% 2027[2]	370	400
	Hightower Holding, LLC 6.75% 2029[2]	85	87
	Hilcorp Energy I LP 5.75% 2029[2]	80	84
	Hilcorp Energy I LP 6.00% 2031[2]	45	48
	Hilton Grand Vacations Borrower LLC 5.00% 2029[2]	450	461
	Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	130	131
	Howard Hughes Corp. 5.375% 2028[2]	435	463
	Howard Hughes Corp. 4.125% 2029[2]	205	206
	Howard Hughes Corp. 4.375% 2031[2]	130	130
	Howmet Aerospace, Inc. 6.875% 2025	190	221
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	446
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	320
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,646
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,034
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 2022[6]	200	154
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 2022[6]	507	416
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 2023[6]	408	304
	Huarong Finance 2017 Co., Ltd. 4.75% 2027	400	281
	Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 2023[6]	976	730
	Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	148
	Huarong Finance II Co., Ltd. 5.00% 2025	607	439
	Huarong Finance II Co., Ltd. 5.50% 2025	880	653
	Huarong Finance II Co., Ltd. 4.875% 2026	600	423
	HUB International, Ltd. 7.00% 2026[2]	275	286
	Hyundai Capital America 3.25% 2022[2]	250	258
	Hyundai Capital America 0.875% 2024[2]	1,200	1,195
	Hyundai Capital America 1.50% 2026[2]	925	919
	Hyundai Capital America 2.375% 2027[2]	1,284	1,315
	Hyundai Capital America 2.00% 2028[2]	600	596
	Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,572
	Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,069
	Independence Energy Finance LLC 7.25% 2026[2]	150	158
	Ingles Markets, Inc. 4.00% 2031[2]	325	325
	International Game Technology PLC 6.50% 2025[2]	500	561
	International Game Technology PLC 4.125% 2026[2]	250	261
	International Game Technology PLC 5.25% 2029[2]	200	215
	Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,560
	Inversiones Latin America Power 5.125% 2033[2]	200	198
	Investment Energy Resources, Ltd. 6.25% 2029[2]	200	217
	Iqvia, Inc. 5.00% 2027[2]	200	210
	Iraq (Republic of) 6.752% 2023[2]	545	559
	Iron Mountain, Inc. 5.25% 2030[2]	290	307
	Iron Mountain, Inc. 4.50% 2031[2]	100	101
	Israel (State of) 2.50% 2030	3,850	4,040
	Israel (State of) 2.75% 2030	1,135	1,213
	Israel (State of) 3.375% 2050	1,470	1,574
	Israel (State of) 3.875% 2050	795	922

American Funds Insurance Series 179

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	J2 Global, Inc. 4.625% 2030[2]	$ 220	$228
(continued)	Jazz Securities DAC 4.375% 2029[2]	200	208
	JBS Luxembourg SARL 3.625% 2032[2]	200	200
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,628
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,732
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	65	65
	KB Home 6.875% 2027	370	442
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	325	335
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	125	129
	Kenya (Republic of) 6.875% 2024	1,300	1,433
	Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,220
	Keurig Dr Pepper, Inc. 3.20% 2030	146	158
	Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,422
	Kimberly-Clark Corp. 1.05% 2027	770	754
	Kimberly-Clark Corp. 3.10% 2030	110	122
	Kraft Heinz Company 3.875% 2027	300	330
	Kraft Heinz Company 5.00% 2042	250	306
	Kraft Heinz Company 4.375% 2046	740	840
	Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	95	97
	Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	225	226
	Kuwait (State of) 2.75% 2022[2]	3,550	3,615
	Lamar Media Corp. 3.75% 2028	210	214
	Lamar Media Corp. 3.625% 2031[2]	75	73
	LD Holdings Group LLC 6.125% 2028[2]	125	125
	Level 3 Financing, Inc. 3.75% 2029[2]	125	122
	Levi Strauss & Co. 3.50% 2031[2]	125	125
	LGI Homes, Inc. 4.00% 2029[2]	105	106
	Liberty Global PLC 5.50% 2028[2]	250	263
	Ligado Networks LLC 15.50% 2023 (100% PIK)[2,7]	243	240
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	1,027	1,200
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	703	822
	Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	630	654
	Limited Brands, Inc. 6.625% 2030[2]	40	46
	Limited Brands, Inc. 6.875% 2035	25	32
	Lithia Motors, Inc. 3.875% 2029[2]	90	93
	Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity on 6/15/2022)[1]	1,825	1,840
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	7,008
	LPL Financial Holdings, Inc. 4.625% 2027[2]	395	410
	LPL Financial Holdings, Inc. 4.375% 2031[2]	110	112
	LSB Industries, Inc. 9.625% 2023[2]	760	782
	LSC Communications, Inc. 8.75% 2023[2,8,9,10]	431	23
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	155	161
	Magic MergerCo, Inc. 5.25% 2028[2]	150	154
	Magic MergerCo, Inc. 7.875% 2029[2]	150	155
	Mallinckrodt PLC 10.00% 2025[2]	1,190	1,331
	Marriott Ownership Resorts, Inc. 4.50% 2029[2]	20	20
	Masco Corp. 1.50% 2028	791	773
	MasTec, Inc. 4.50% 2028[2]	100	105
	MDC Partners, Inc. 7.50% 2024[1,2]	470	476
	Medical Properties Trust, Inc. 3.50% 2031	155	157
	Medtronic, Inc. 3.50% 2025	1,091	1,198
	Meituan Dianping 2.125% 2025	1,730	1,718
	Melco International Development, Ltd. 5.375% 2029[2]	200	212
	Mercer International, Inc. 5.125% 2029[2]	130	134
	Meredith Corp. 6.875% 2026	161	168
	Methanex Corp. 5.125% 2027	240	260
	Methanex Corp. 5.65% 2044	240	249
	Mexico City Airport Trust 5.50% 2047	432	439
	MGM Growth Properties LLC 3.875% 2029[2]	100	102
	MGM Resorts International 7.75% 2022	200	209

180 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[5,6]	$ 25	$26
(continued)	MicroStrategy, Inc. 6.125% 2028[2]	50	50
	MidCap Financial Issuer Trust 6.50% 2028[2]	200	210
	MidCap Financial Issuer Trust 5.625% 2030[2]	125	126
	Mohegan Gaming & Entertainment 8.00% 2026[2]	380	398
	Molina Healthcare, Inc. 5.375% 2022	1,200	1,259
	Molina Healthcare, Inc. 3.875% 2030[2]	75	78
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,180
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,358
	MPLX LP 2.65% 2030	837	846
	MPLX LP 5.50% 2049	1,900	2,465
	MSCI, Inc. 5.375% 2027[2]	125	134
	MSCI, Inc. 3.625% 2031[2]	150	154
	MSCI, Inc. 3.875% 2031[2]	410	426
	Mueller Water Products, Inc. 4.00% 2029[2]	130	134
	National Financial Partners Corp. 6.875% 2028[2]	210	222
	Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	135
	Navient Corp. 5.50% 2023	440	465
	Navient Corp. 5.875% 2024	730	789
	Navient Corp. 6.125% 2024	100	108
	Navient Corp. 4.875% 2028	80	81
	NCL Corp., Ltd. 3.625% 2024[2]	345	334
	NCL Corp., Ltd. 5.875% 2026[2]	115	121
	NCR Corp. 5.125% 2029[2]	250	258
	Neiman Marcus Group LLC 7.125% 2026[2]	325	347
	Neon Holdings, Inc. 10.125% 2026[2]	70	77
	NESCO Holdings II, Inc. 5.50% 2029[2]	75	78
	Nestlé Holdings, Inc. 0.625% 2026[2]	4,538	4,458
	Netflix, Inc. 4.875% 2028	150	175
	Netflix, Inc. 4.875% 2030[2]	225	268
	New Fortress Energy, Inc. 6.50% 2026[2]	570	583
	New York Life Global Funding 1.20% 2030[2]	2,725	2,557
	Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	978
	Newell Rubbermaid, Inc. 4.70% 2026	100	112
	Newell Rubbermaid, Inc. 5.875% 2036[1]	100	124
	News Corp. 3.875% 2029[2]	125	126
	Nexstar Broadcasting, Inc. 4.75% 2028[2]	215	221
	Nexstar Escrow Corp. 5.625% 2027[2]	100	106
	NextEra Energy Capital Holdings, Inc. 0.65% 2023	4,225	4,243
	NFP Corp. 4.875% 2028[2]	250	254
	NGL Energy Operating LLC 7.50% 2026[2]	490	515
	NGL Energy Partners LP 7.50% 2023	350	345
	Niagara Mohawk Power Corp. 3.508% 2024[2]	180	194
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	125	129
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	222
	NIKE, Inc. 3.375% 2050	602	679
	Northern Oil and Gas, Inc. 8.125% 2028[2]	300	324
	NorthRiver Midstream Finance LP 5.625% 2026[2]	220	229
	Nouryon Holding BV 8.00% 2026[2]	210	223
	Nova Chemicals Corp. 5.00% 2025[2]	115	123
	Nova Chemicals Corp. 5.25% 2027[2]	120	129
	Nova Chemicals Corp. 4.25% 2029[2]	95	96
	Novelis Corp. 4.75% 2030[2]	200	210
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	185	197
	Oasis Petroleum, Inc. 6.375% 2026[2]	35	37
	Occidental Petroleum Corp. 2.70% 2023	230	236
	Occidental Petroleum Corp. 5.875% 2025	240	267
	Occidental Petroleum Corp. 6.375% 2028	234	274
	Occidental Petroleum Corp. 6.125% 2031	50	59
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,450
	Oleoducto Central SA 4.00% 2027[2]	2,535	2,619

American Funds Insurance Series 181

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Oleoducto Central SA 4.00% 2027	$ 630	$651
(continued)	ONEOK, Inc. 6.35% 2031	31	40
	ONEOK, Inc. 4.95% 2047	111	131
	ONEOK, Inc. 5.20% 2048	1,378	1,691
	ONEOK, Inc. 4.45% 2049	3,510	3,887
	ONEOK, Inc. 7.15% 2051	355	523
	Oracle Corp. 2.65% 2026	2,327	2,457
	Oracle Corp. 3.25% 2027	1,880	2,048
	Oracle Corp. 3.60% 2050	980	1,008
	Oracle Corp. 3.95% 2051	122	133
	Organon Finance 1 LLC 5.125% 2031[2]	105	108
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	582	587
	Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	1,416	1,420
	Owens & Minor, Inc. 4.375% 2024	425	445
	Owens & Minor, Inc. 4.50% 2029[2]	135	139
	Pacific Gas and Electric Co. 2.95% 2026	590	604
	Pacific Gas and Electric Co. 2.10% 2027	9,935	9,659
	Pacific Gas and Electric Co. 3.30% 2027	659	683
	Pacific Gas and Electric Co. 4.65% 2028	542	597
	Pacific Gas and Electric Co. 4.55% 2030	783	838
	Pacific Gas and Electric Co. 3.25% 2031	975	960
	Pacific Gas and Electric Co. 3.30% 2040	6,850	6,201
	Pacific Gas and Electric Co. 3.50% 2050	931	831
	Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,563
	Pakistan (Islamic Republic of) 5.625% 2022	2,170	2,235
	Panama (Republic of) 3.75% 2026[2]	1,440	1,556
	Panther BF Aggregator 2 LP 6.25% 2026[2]	49	52
	Panther BF Aggregator 2 LP 8.50% 2027[2]	200	218
	Paraguay (Republic of) 4.625% 2023	947	999
	Paraguay (Republic of) 5.00% 2026	235	268
	Paraguay (Republic of) 4.70% 2027[2]	350	398
	Paraguay (Republic of) 5.60% 2048[2]	2,340	2,758
	Paraguay (Republic of) 5.40% 2050[2]	1,510	1,768
	Park Intermediate Holdings LLC 4.875% 2029[2]	135	140
	Party City Holdings, Inc. 8.75% 2026[2]	175	187
	PayPal Holdings, Inc. 2.30% 2030	541	560
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[2,7]	45	34
	Peninsula Pacific Entertainment LLC 8.50% 2027[2]	125	134
	Peru (Republic of) 2.392% 2026	500	517
	Petróleos Mexicanos 6.875% 2025[2]	1,340	1,485
	Petróleos Mexicanos 6.875% 2026	4,260	4,661
	Petróleos Mexicanos 7.69% 2050	250	241
	Petróleos Mexicanos 6.95% 2060	201	178
	PETRONAS Capital, Ltd. 3.50% 2030[2]	605	664
	PG&E Corp. 5.00% 2028	220	223
	PG&E Corp. 5.25% 2030	125	127
	Philip Morris International, Inc. 2.10% 2030	634	632
	Plains All American Pipeline LP 3.80% 2030	352	377
	Post Holdings, Inc. 4.625% 2030[2]	579	589
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,836
	PowerTeam Services, LLC 9.033% 2025[2]	200	220
	Precision Drilling Corp. 7.125% 2026[2]	125	129
	Precision Drilling Corp. 6.875% 2029[2]	150	155
	Prestige Brands International, Inc. 3.75% 2031[2]	90	87
	Procter & Gamble Company 3.00% 2030	338	373
	Progress Energy, Inc. 7.75% 2031	150	214
	PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	600	612
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,823
	PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	565
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,062
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	582

182 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	PTT Exploration and Production PCL 2.587% 2027[2]	$ 200	$208
(continued)	Public Service Electric and Gas Co. 2.05% 2050	415	359
	Puget Energy, Inc. 6.00% 2021	1,023	1,033
	Puget Energy, Inc. 5.625% 2022	480	499
	Qatar (State of) 3.40% 2025[2]	4,805	5,238
	Qatar (State of) 5.103% 2048[2]	530	705
	Qatar Petroleum 1.375% 2026[2]	1,325	1,324
	Qatar Petroleum 3.125% 2041[2]	3,255	3,243
	Qatar Petroleum 3.30% 2051[2]	1,045	1,045
	Rabobank Nederland 4.625% 2023	2,180	2,384
	Radiology Partners, Inc. 9.25% 2028[2]	220	244
	Range Resources Corp. 8.25% 2029[2]	55	62
	Raptor Acquisition Corp. 4.875% 2026[2]	375	381
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	90	90
	Rattler Midstream Partners LP 5.625% 2025[2]	135	142
	Rayonier A.M. Products, Inc. 7.625% 2026[2]	40	42
	Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	26
	Realogy Corp. 5.75% 2029[2]	235	246
	Renewable Energy Group, Inc. 5.875% 2028[2]	80	84
	Reynolds American, Inc. 4.45% 2025	2,115	2,344
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[2]	60	60
	Rocket Software, Inc. 6.50% 2029[2]	100	99
	Royal Bank of Canada 0.875% 2026	4,660	4,599
	Royal Bank of Canada 1.20% 2026	2,200	2,200
	Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	95	110
	RP Escrow Issuer, LLC 5.25% 2025[2]	75	79
	Russian Federation 4.25% 2027	1,400	1,565
	SA Global Sukuk, Ltd. 0.946% 2024[2]	1,530	1,530
	SA Global Sukuk, Ltd. 1.602% 2026[2]	835	835
	SA Global Sukuk, Ltd. 2.694% 2031[2]	1,725	1,749
	Sabine Pass Liquefaction, LLC 4.50% 2030	88	102
	Santander Holdings USA, Inc. 3.244% 2026	3,750	4,012
	Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,936
	Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,144
	Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,096
	Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,251
	Saudi Arabian Oil Co. 1.625% 2025[2]	430	435
	Scentre Group 3.50% 2025[2]	210	226
	Scentre Group 3.75% 2027[2]	110	121
	Scientific Games Corp. 5.00% 2025[2]	539	558
	Scientific Games Corp. 8.25% 2026[2]	420	451
	SCIH Salt Holdings, Inc. 4.875% 2028[2]	335	336
	SCIH Salt Holdings, Inc. 6.625% 2029[2]	65	65
	Scotts Miracle-Gro Co. 4.50% 2029	200	208
	Sensata Technologies Holding BV 4.00% 2029[2]	550	559
	Service Properties Trust 5.50% 2027	85	91
	ServiceNow, Inc. 1.40% 2030	1,830	1,719
	Simmons Foods, Inc. 4.625% 2029[2]	225	227
	Sinclair Television Group, Inc. 5.125% 2027[2]	155	156
	Sinclair Television Group, Inc. 4.125% 2030[2]	230	226
	Sirius XM Radio, Inc. 5.00% 2027[2]	125	131
	Sirius XM Radio, Inc. 4.00% 2028[2]	225	232
	Six Flags Entertainment Corp. 4.875% 2024[2]	230	233
	Sizzling Platter LLC 8.50% 2025[2]	200	207
	SK hynix, Inc. 1.50% 2026[2]	1,343	1,326
	Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,137
	SkyMiles IP, Ltd. 4.75% 2028[2]	210	234
	SM Energy Co. 6.50% 2028	50	51
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[5,6]	250	251
	Southern California Edison Co. 2.85% 2029	200	208
	Southwestern Energy Co. 6.45% 2025[1]	200	222

American Funds Insurance Series 183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Southwestern Energy Co. 7.50% 2026	$ 75	$ 80
(continued)	Southwestern Energy Co. 7.75% 2027	25	27
	Southwestern Energy Co. 8.375% 2028	60	68
	Springleaf Finance Corp. 6.125% 2024	650	700
	Sprint Corp. 7.625% 2026	180	220
	Sprint Corp. 6.875% 2028	980	1,258
	Square, Inc. 2.75% 2026[2]	350	357
	Square, Inc. 3.50% 2031[2]	125	126
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,574	5,490
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	6,554	6,034
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	2,164
	SRS Distribution, Inc. 6.125% 2029[2]	60	62
	State Grid Overseas Investment, Ltd. 3.50% 2027[2]	5,600	6,177
	Stericycle, Inc. 3.875% 2029[2]	225	225
	Studio City Finance, Ltd. 5.00% 2029[2]	200	202
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[2]	125	128
	Summer (BC) BidCo B LLC 5.50% 2026[2]	200	204
	Summit Materials, Inc. 6.50% 2027[2]	210	223
	Sunoco Logistics Operating Partners LP 4.00% 2027	1,490	1,640
	Sunoco LP 5.50% 2026	210	217
	Sunoco LP 4.50% 2029[2]	345	352
	Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[2]	50	52
	Surgery Center Holdings 10.00% 2027[2]	210	231
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	912
	Syneos Health, Inc. 3.625% 2029[2]	45	45
	Talen Energy Corp. 10.50% 2026[2]	255	185
	Talen Energy Corp. 7.25% 2027[2]	510	477
	Talen Energy Supply, LLC 7.625% 2028[2]	70	66
	Targa Resources Partners LP 5.875% 2026	125	132
	Targa Resources Partners LP 5.50% 2030	230	253
	Targa Resources Partners LP 4.875% 2031[2]	90	98
	Teekay Offshore Partners LP 8.50% 2023[2]	550	506
	Telesat Canada / Telesat LLC 5.625% 2026[2]	45	45
	Tencent Holdings, Ltd. 3.24% 2050[2]	7,950	7,804
	Tencent Music Entertainment Group 2.00% 2030	610	589
	Tenet Healthcare Corp. 4.875% 2026[2]	465	483
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,351
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,889
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,316
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,762
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev.
	Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,821
	The Home Co., Inc. 7.25% 2025[2]	290	308
	Thermo Fisher Scientific, Inc. 4.133% 2025	1,170	1,298
	T-Mobile US, Inc. 2.625% 2026	150	154
	T-Mobile US, Inc. 2.625% 2029	75	74
	Total Capital International 3.127% 2050	804	817
	Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	230	244
	Toyota Motor Credit Corp. 3.375% 2030	453	508
	TransCanada PipeLines, Ltd. 4.10% 2030	1,342	1,543
	TransDigm, Inc. 6.25% 2026[2]	204	215
	TransDigm, Inc. 5.50% 2027	65	68
	TransDigm, Inc. 4.625% 2029[2]	115	115
	Transocean Guardian, Ltd. 5.875% 2024[2]	40	39
	Transocean Poseidon, Ltd. 6.875% 2027[2]	130	131
	Transocean, Inc. 6.125% 2025[2]	87	88
	Transocean, Inc. 7.25% 2025[2]	150	131
	Transocean, Inc. 8.00% 2027[2]	150	126
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[2]	1,635	1,633
	Triton Water Holdings, Inc. 6.25% 2029[2]	145	146

184 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Trivium Packaging BV 8.50% 2027[2]	$ 200	$ 218
(continued)	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
	Turkey (Republic of) 6.25% 2022	1,880	1,960
	Turkey (Republic of) 5.75% 2024	2,500	2,599
	Turkey (Republic of) 6.35% 2024	2,220	2,334
	U.S. Treasury 0.125% 2022	12,340	12,337
	U.S. Treasury 0.125% 2023[11]	24,000	23,980
	U.S. Treasury 2.625% 2023	6,900	7,180
	U.S. Treasury 1.875% 2024	4,515	4,710
	U.S. Treasury 2.75% 2025	10,140	10,968
	U.S. Treasury 2.875% 2025	5,400	5,893
	U.S. Treasury 0.50% 2026	7,453	7,341
	U.S. Treasury 1.625% 2031	4,600	4,672
	U.S. Treasury 1.125% 2040	9,170	7,910
	U.S. Treasury 1.875% 2041[11]	23,490	22,977
	U.S. Treasury 2.25% 2041	5,810	6,042
	U.S. Treasury 2.75% 2047	1,625	1,846
	U.S. Treasury 3.00% 2048	5,045	6,013
	U.S. Treasury 1.25% 2050[11]	2,100	1,711
	U.S. Treasury 1.625% 2050[11]	2,580	2,312
	U.S. Treasury 2.375% 2051[11]	12,310	13,137
	U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,835	4,204
	Uber Technologies, Inc. 8.00% 2026[2]	300	324
	UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,965
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	318	318
	Ukraine 7.75% 2022	3,010	3,168
	UniCredit SpA 3.75% 2022[2]	1,750	1,792
	Uniform Mortgage-Backed Security 1.50% 2036[4,12]	4,897	4,941
	Unisys Corp. 6.875% 2027[2]	50	55
	United Airlines Holdings, Inc. 6.50% 2027[2]	290	320
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	89	95
	United Airlines, Inc. 4.375% 2026[2]	55	57
	United Airlines, Inc. 4.625% 2029[2]	145	150
	United Mexican States 3.25% 2030	2,685	2,779
	United Rentals, Inc. 5.25% 2030	150	165
	United Technologies Corp. 4.125% 2028	1,900	2,188
	United Wholesale Mortgage, LLC 5.50% 2029[2]	75	75
	Univision Communications, Inc. 6.625% 2027[2]	220	239
	Univision Communications, Inc. 4.50% 2029[2]	350	353
	UPC Broadband Finco BV 4.875% 2031[2]	200	201
	Vale Overseas, Ltd. 3.75% 2030	1,873	1,997
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	388	398
	Valvoline, Inc. 3.625% 2031[2]	210	211
	Venator Materials Corp. 5.75% 2025[2]	590	582
	Venator Materials Corp. 9.50% 2025[2]	420	474
	Veritas Holdings, Ltd. 10.50% 2024[2]	200	206
	Verizon Communications, Inc. 3.15% 2030	575	621
	Verizon Communications, Inc. 2.55% 2031	2,100	2,148
	Verizon Communications, Inc. 3.40% 2041	3,460	3,665
	Vertical Holdco GMBH 7.625% 2028[2]	200	217
	Vertical U.S. Newco, Inc. 5.25% 2027[2]	225	237
	VICI Properties LP 4.25% 2026[2]	175	182
	VICI Properties LP 4.625% 2029[2]	45	48
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[2]	40	41
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	250	257
	Virgin Media O2 4.25% 2031[2]	275	271
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,6]	25	25
	Vistra Operations Co. LLC 4.375% 2029[2]	175	176
	Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,927
	Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,460

American Funds Insurance Series 185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Walt Disney Company 2.65% 2031	$ 4,405	$ 4,628
(continued)	Warner Music Group 3.875% 2030[2]	210	213
	WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	200	209
	WEA Finance LLC 3.75% 2024[2]	535	573
	Weatherford International PLC 8.75% 2024[2]	150	157
	Weatherford International PLC 11.00% 2024[2]	100	104
	WESCO Distribution, Inc. 7.125% 2025[2]	195	211
	WESCO Distribution, Inc. 7.25% 2028[2]	215	240
	Western Global Airlines LLC 10.375% 2025[2]	80	92
	Western Midstream Operating LP 4.35% 2025[1]	155	164
	Western Midstream Operating LP 4.75% 2028	70	76
	Westfield Corp., Ltd. 3.15% 2022[2]	245	249
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	3,011
	Williams Companies, Inc. 3.50% 2030	1,024	1,119
	Wyndham Worldwide Corp. 4.375% 2028[2]	230	239
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	228	237
	Wynn Resorts, Ltd. 7.75% 2025[2]	180	194
	Xcel Energy, Inc. 3.35% 2026	2,581	2,812
	Xenia Hotels & Resorts, Inc. 4.875% 2029[2]	65	67
	Xerox Corp. 5.50% 2028[2]	329	342
	Ziggo Bond Co. BV 5.125% 2030[2]	200	205
	Ziggo Bond Finance BV 5.50% 2027[2]	364	379
	Ziggo Bond Finance BV 4.875% 2030[2]	300	308
	Zimmer Holdings, Inc. 3.15% 2022	790	803

			790,226

	Total bonds, notes & other debt instruments (cost: $1,924,315,000)		1,989,317

Preferred securities 0.00%		Shares
U.S. dollars	ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	34

0.00%	Total preferred securities (cost: $49,000)		34

Common stocks 0.13%
U.S. dollars	New AMI I, LLC[9,10,13]	174,911	1,522
0.13%	Weatherford International[13]	29,931	545
	Chesapeake Energy Corp.	6,478	336
	Diamond Offshore Drilling, Inc.[13]	36,338	231
	Diamond Offshore Drilling, Inc.[2,9,10,13]	12,700	67
	McDermott International, Ltd.[13]	4,287	2

	Total common stocks (cost: $2,685,000)		2,703

Rights & warrants 0.00%
U.S. dollars	Chesapeake Energy Corp., Class B, warrants, expire 2026[13]	1,707	41
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	—

	Total rights & warrants (cost: $8,000)		41

Short-term securities 7.16%
Money market investments 5.80%
	Capital Group Central Cash Fund 0.04%[14,15]	1,238,717	123,872

186 American Funds Insurance Series

Capital World Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 1.36%
Egyptian Treasury 7/6/2021	11.715%	EGP66,000	$4,196
Egyptian Treasury 7/20/2021	11.721	22,800	1,442
Egyptian Treasury 10/19/2021	11.994	23,500	1,440
Egyptian Treasury 10/26/2021	12.115	105,000	6,418
Egyptian Treasury 1/4/2022	12.011	44,025	2,626
Egyptian Treasury 1/18/2022	11.246	82,900	4,921
Egyptian Treasury 4/26/2022	11.450	140,975	8,102

			29,145

Total short-term securities (cost: $153,124,000)			153,017

Total investment securities 100.40% (cost: $2,080,181,000)			2,145,112
Other assets less liabilities (0.40)%			(8,478)

Net assets 100.00%			$2,136,634

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[16]	Value at 6/30/2021 (000) [17]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Short	768	September 2022	$ (192,000)		$(191,299)	$ 65
90 Day Euro Dollar Futures	Long	950	September 2023	237,500		235,125	(152)
5 Year U.S. Treasury Note Futures	Long	975	October 2021	97,500		120,344	(276)
10 Year Euro-Bund Futures	Long	62	September 2021	€ 6,200		12,690	24
10 Year Italy Government Bond Futures	Long	9	September 2021	900		1,616	11
10 Year Japanese Government Bond Futures	Long	35	September 2021	¥3,500,000		47,789	101
10 Year UK Gilt Futures	Long	187	September 2021	£ 18,700		33,136	187
10 Year U.S. Treasury Note Futures	Short	166	September 2021	$ (16,600)		(21,995)	(79)
10 Year Ultra U.S. Treasury Note Futures	Short	272	September 2021	(27,200)		(40,039)	(474)
20 Year U.S. Treasury Bond Futures	Long	188	September 2021	18,800		30,221	131
30 Year Euro-Buxl Futures	Long	41	September 2021	€ 4,100		9,881	166
30 Year Ultra U.S. Treasury Bond Futures	Long	6	September 2021	$ 600		1,156	45

							$(251)

Forward currency contracts

Contract amount		Counterparty		Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)		Settlement date	at 6/30/2021 (000)

USD4,824	EUR4,100	Citibank	7/1/2021	$ (37)
EUR4,100	USD4,951	Bank of America	7/1/2021	(89)
USD5,177	EUR4,270	Goldman Sachs	7/6/2021	113
USD1,904	TRY16,140	Bank of America	7/6/2021	56
TRY16,140	USD1,843	Bank of America	7/6/2021	5
EUR33,170	USD40,498	Standard Chartered Bank	7/6/2021	(1,162)
USD3,693	MXN73,300	JPMorgan Chase	7/8/2021	19
USD2,157	MYR8,920	HSBC Bank	7/8/2021	10
USD4,768	MXN95,510	Standard Chartered Bank	7/8/2021	(18)
MXN72,960	USD3,681	Standard Chartered Bank	7/8/2021	(24)
USD10,616	MYR44,260	Standard Chartered Bank	7/8/2021	(36)
USD2,453	COP8,957,810	Barclays Bank PLC	7/9/2021	67

American Funds Insurance Series 187

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)			at 6/30/2021 (000)

USD1,938	COP7,181,390	Standard Chartered Bank	7/9/2021	$ 26
USD11,727	AUD15,110	HSBC Bank	7/12/2021	395
USD1,477	AUD1,950	Goldman Sachs	7/12/2021	15
EUR17,714	DKK131,740	Goldman Sachs	7/12/2021	(2)
USD2,970	RUB216,960	Citibank	7/14/2021	10
USD6,862	RUB502,316	Citibank	7/14/2021	9
USD1,796	IDR26,000,000	Standard Chartered Bank	7/15/2021	13
USD5,297	IDR77,079,860	Standard Chartered Bank	7/15/2021	11
USD632	IDR9,153,342	Standard Chartered Bank	7/15/2021	4
USD484	IDR7,000,000	Standard Chartered Bank	7/15/2021	4
USD527	IDR7,643,040	Standard Chartered Bank	7/15/2021	3
USD9,752	KRW11,065,130	Citibank	7/15/2021	(40)
EUR5,292	NOK54,550	Morgan Stanley	7/15/2021	(59)
IDR94,643,890	USD6,623	Standard Chartered Bank	7/15/2021	(132)
KRW35,349,440	USD31,728	Standard Chartered Bank	7/15/2021	(446)
USD22,201	CNH142,270	Citibank	7/16/2021	231
USD6,546	CZK136,930	Standard Chartered Bank	7/16/2021	179
USD6,037	EUR4,980	Goldman Sachs	7/16/2021	130
USD10,021	JPY1,107,002	Bank of New York Mellon	7/16/2021	55
USD5,542	GBP3,970	UBS AG	7/16/2021	51
USD4,960	JPY545,940	Bank of America	7/16/2021	45
USD2,546	EUR2,130	Bank of New York Mellon	7/16/2021	20
USD4,279	JPY473,370	HSBC Bank	7/16/2021	18
USD9,150	EUR7,700	Bank of America	7/16/2021	17
USD17,645	EUR14,870	Goldman Sachs	7/16/2021	7
EUR10,125	DKK75,300	Bank of America	7/16/2021	— [18]
EUR7,068	CZK180,720	Citibank	7/16/2021	(19)
CHF800	USD892	Bank of America	7/16/2021	(27)
PLN4,700	USD1,270	UBS AG	7/16/2021	(37)
CZK180,720	EUR7,129	Standard Chartered Bank	7/16/2021	(53)
JPY664,340	USD6,044	Bank of America	7/16/2021	(63)
SEK23,400	USD2,814	HSBC Bank	7/16/2021	(80)
JPY7,849,310	USD71,520	Goldman Sachs	7/16/2021	(856)
EUR39,030	USD47,250	Citibank	7/16/2021	(954)
USD16,631	CAD20,190	Morgan Stanley	7/19/2021	344
USD3,621	NZD5,070	Standard Chartered Bank	7/19/2021	77
CAD3,930	USD3,225	JPMorgan Chase	7/19/2021	(55)
CAD5,719	USD4,694	HSBC Bank	7/19/2021	(81)
USD7,591	BRL38,280	Citibank	7/20/2021	(88)
USD5,770	DKK35,940	Standard Chartered Bank	7/21/2021	37
USD2,373	MXN48,750	Goldman Sachs	7/21/2021	(66)
GBP8,540	USD11,905	Bank of America	7/21/2021	(91)
MXN134,990	USD6,679	JPMorgan Chase	7/22/2021	74
USD1,339	CLP975,459	Citibank	7/22/2021	11
CLP975,459	USD1,327	HSBC Bank	7/22/2021	— [18]
USD1,556	NZD2,240	Standard Chartered Bank	7/22/2021	(10)
USD3,010	MXN62,580	Bank of America	7/22/2021	(121)
EUR6,840	USD8,263	Bank of America	7/22/2021	(149)
USD5,704	MXN118,590	Goldman Sachs	7/22/2021	(229)
CAD550	USD447	Morgan Stanley	7/28/2021	(3)
USD12,263	EUR10,100	Standard Chartered Bank	9/20/2021	266
USD318	INR23,460	Bank of New York Mellon	9/23/2021	5
BRL63,000	USD12,410	Citibank	10/1/2021	106
USD16,506	BRL90,140	HSBC Bank	10/1/2021	(1,401)

188 American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount		Counterparty		Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)		Settlement date	at 6/30/2021 (000)

USD22,038	BRL120,700	Standard Chartered Bank	10/1/2021	$(1,941)
USD11,661	BRL61,700	Citibank	6/15/2022	(65)

				$(6,001)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$17,650	$ 43	$—	$43
0.3653%	3-month USD-LIBOR	3/5/2024	$13,710	(44)	—	(44)
(0.4545)%	6-month EURIBOR	4/1/2024	€45,160	(61)	—	(61)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr56,800	51	—	51
3-month SEK-STIBOR	0.179%	2/9/2026	28,400	25	—	25
3-month SEK-STIBOR	0.185%	2/11/2026	28,500	24	—	24
3-month SEK-STIBOR	0.189%	2/11/2026	28,500	23	—	23
6.21%	28-day MXN-TIIE	5/21/2026	MXN72,300	(57)	—	(57)
6.255%	28-day MXN-TIIE	5/22/2026	47,800	(33)	—	(33)
6.21%	28-day MXN-TIIE	5/22/2026	47,800	(38)	—	(38)
6.19%	28-day MXN-TIIE	5/22/2026	48,400	(40)	—	(40)
6.15%	28-day MXN-TIIE	5/25/2026	47,800	(44)	—	(44)
6.14%	28-day MXN-TIIE	6/8/2026	29,400	(28)	—	(28)
6.115%	28-day MXN-TIIE	6/8/2026	29,400	(30)	—	(30)
6.12%	28-day MXN-TIIE	6/8/2026	44,400	(45)	—	(45)
6.13%	28-day MXN-TIIE	6/8/2026	103,200	(101)	—	(101)
6.16%	28-day MXN-TIIE	6/9/2026	58,800	(54)	—	(54)
6.15%	28-day MXN-TIIE	6/9/2026	58,800	(55)	—	(55)
6.23%	28-day MXN-TIIE	6/10/2026	30,100	(23)	—	(23)
6.195%	28-day MXN-TIIE	6/10/2026	30,100	(25)	—	(25)
6.36%	28-day MXN-TIIE	6/12/2026	26,040	(13)	—	(13)
6.5375%	28-day MXN-TIIE	6/17/2026	14,000	(1)	—	(1)
6.55%	28-day MXN-TIIE	6/17/2026	43,000	(3)	—	(3)
6.50%	28-day MXN-TIIE	6/17/2026	13,900	(3)	—	(3)
6.47%	28-day MXN-TIIE	6/17/2026	14,200	(4)	—	(4)
6.55%	28-day MXN-TIIE	6/18/2026	14,100	(1)	—	(1)
6.50%	28-day MXN-TIIE	6/18/2026	27,800	(5)	—	(5)
6.633%	28-day MXN-TIIE	6/25/2026	172,500	16	—	16
6.6175%	28-day MXN-TIIE	6/25/2026	165,900	10	—	10
6.64%	28-day MXN-TIIE	6/25/2026	62,600	7	—	7
6.59%	28-day MXN-TIIE	6/25/2026	38,700	— [18]	—	— [18]
6.585%	28-day MXN-TIIE	6/25/2026	50,900	(1)	—	(1)
6.58%	28-day MXN-TIIE	6/25/2026	41,600	(1)	—	(1)
1.72375%	6-month AUD-BBSW	3/4/2031	A$6,880	77	—	77
3-month USD-LIBOR	1.4822%	3/5/2031	$ 5,120	(40)	—	(40)
6-month EURIBOR	0.5092%	4/1/2051	€ 4,790	(54)	—	(54)

					$—	$(528)

American Funds Insurance Series 189

Capital World Bond Fund (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$14,522	$(1,482)	$(1,277)	$(205)

Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.80%
Money market investments 5.80%
Capital Group Central Cash Fund 0.04%[14]	$147,017	$514,058	$537,189	$(3)	$(11)	$123,872	$81

1 Step bond; coupon rate may change at a later date.

2 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $263,126,000, which represented 12.31% of the net assets of the fund.

3 Index-linked bond whose principal amount moves with a government price index.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,791,000, which represented .08% of the net assets of the fund.

6 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted. 8 Scheduled interest and/or principal payment was not received.

9 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,703,000, which represented .08% of the net assets of the fund.

10 Value determined using significant unobservable inputs.

11 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,581,000, which represented .64% of the net assets of the fund.

12 Purchased on a TBA basis.

13 Security did not produce income during the last 12 months.

14 Rate represents the seven-day yield at 6/30/2021.

15 Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

16 Notional amount is calculated based on the number of contracts and notional contract size.

17 Value is calculated based on the notional amount and current market price.

18 Amount less than one thousand.

Key to abbreviations and symbols
AUD/A$ = Australian dollars	GBP/£ = British pounds	Ref. = Refunding
BBSW = Bank Bill Swap Rate	GHS = Ghanaian cedi	Rev. = Revenue
BRL = Brazilian reais	IDR = Indonesian rupiah	RON = Romanian leu
CAD/C$ = Canadian dollars	INR = Indian rupees	RUB = Russian rubles
CHF = Swiss francs	JPY/¥ = Japanese yen	SEK/SKr = Swedish kronor
CLP = Chilean pesos	KRW = South Korean won	SOFR = Secured Overnight Financing Rate
CNH/CNY = Chinese yuan renminbi	LIBOR = London Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
COP = Colombian pesos	MXN = Mexican pesos	TBA = To-be-announced
CZK = Czech korunas	MYR = Malaysian ringgits	TIIE = Equilibrium Interbank Interest Rate
DAC = Designated Activity Company	NOK/NKr = Norwegian kroner	TRY = Turkish lira
DKK/DKr = Danish kroner	NZD/NZ$ = New Zealand dollars	UAH = Ukrainian hryvnia
EGP = Egyptian pounds	PEN = Peruvian nuevos soles	USD/$ = U.S. dollars
EUR/€ = Euros	PLN = Polish zloty	ZAR = South African rand
EURIBOR = Euro Interbank Offered Rate

See notes to financial statements.

190 American Funds Insurance Series

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 86.87%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.76%
Energy	Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	$ 425	$461
13.38%	Antero Midstream Partners LP 5.375% 2029[1]	470	491
	Antero Resources Corp. 7.625% 2029[1]	200	222
	Antero Resources Corp. 5.375% 2030[1]	720	736
	Apache Corp. 4.625% 2025	1,520	1,646
	Apache Corp. 4.875% 2027	1,365	1,480
	Apache Corp. 4.375% 2028	794	846
	Apache Corp. 6.00% 2037	165	190
	Apache Corp. 5.10% 2040	795	834
	Apache Corp. 4.75% 2043	265	276
	Ascent Resources - Utica LLC 7.00% 2026[1]	1,540	1,616
	Ascent Resources - Utica LLC 9.00% 2027[1]	120	166
	Ascent Resources - Utica LLC 8.25% 2028[1]	271	299
	Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,106
	Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	253
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	733
	Bristow Group, Inc. 6.875% 2028[1]	375	383
	California Resources Corp. 7.125% 2026[1]	290	306
	Carrizo Oil & Gas, Inc. 6.25% 2023	750	751
	Cenovus Energy, Inc. 5.375% 2025	445	509
	Cenovus Energy, Inc. 5.40% 2047	400	496
	Centennial Resource Production, LLC 6.875% 2027[1]	465	476
	Cheniere Energy Partners LP 5.625% 2026	1,151	1,197
	Cheniere Energy Partners LP 4.50% 2029	938	1,010
	Cheniere Energy Partners LP 4.00% 2031[1]	2,323	2,430
	Cheniere Energy, Inc. 7.00% 2024	319	366
	Cheniere Energy, Inc. 5.875% 2025	495	568
	Cheniere Energy, Inc. 4.625% 2028[1]	5,396	5,700
	Chesapeake Energy Corp. 4.875% 2022[4]	4,300	124
	Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,253
	Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,105
	CNX Resources Corp. 7.25% 2027[1]	738	792
	CNX Resources Corp. 6.00% 2029[1]	1,345	1,456
	Comstock Resources, Inc. 6.75% 2029[1]	845	901
	Comstock Resources, Inc. 5.875% 2030[1]	1,120	1,144
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,4,5]	7,784	2,219
	Continental Resources, Inc. 5.75% 2031[1]	715	857
	Convey Park Energy LLC 7.50% 2025[1]	417	434
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	3,560	3,714
	Crestwood Midstream Partners LP 6.00% 2029[1]	575	603
	DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	270	265
	Devon Energy Corp. 5.875% 2028[1]	202	225
	Devon Energy Corp. 4.50% 2030[1]	493	542
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[1,3,5,7,8]	68	68
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,5,7,8]	62	62
	DT Midstream, Inc. 4.125% 2029[1]	1,750	1,779
	DT Midstream, Inc. 4.375% 2031[1]	960	982
	Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	50	51
	Endeavor Energy Resources LP 6.625% 2025[1]	850	912
	Energean Israel Finance, Ltd. 4.50% 2024[1]	445	456
	Energy Transfer Operating LP 5.00% 2050	2,501	2,896
	Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	400	409
	EnLink Midstream Partners, LLC 5.625% 2028[1]	660	699
	EQM Midstream Partners LP 4.75% 2023	400	418
	EQM Midstream Partners LP 4.125% 2026	127	130
	EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,644

American Funds Insurance Series 191

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	EQM Midstream Partners LP 5.50% 2028	$ 1,231	$1,333
(continued)	EQM Midstream Partners LP 4.50% 2029[1]	835	851
	EQM Midstream Partners LP 4.75% 2031[1]	1,105	1,140
	EQM Midstream Partners LP 6.50% 2048	100	107
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[6]	630	736
	EQT Corp. 3.90% 2027	125	134
	EQT Corp. 5.00% 2029	480	536
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[6]	400	522
	EQT Corp. 3.625% 2031[1]	370	387
	Genesis Energy LP 5.625% 2024	150	151
	Genesis Energy LP 6.50% 2025	2,235	2,262
	Genesis Energy LP 8.00% 2027	2,313	2,433
	Guara Norte SARL 5.198% 2034[1]	592	618
	Harvest Midstream I LP 7.50% 2028[1]	1,867	2,031
	Hess Midstream Partners LP 5.125% 2028[1]	687	722
	Hilcorp Energy I LP 5.75% 2025[1]	775	789
	Hilcorp Energy I LP 5.75% 2029[1]	615	642
	Hilcorp Energy I LP 6.00% 2031[1]	600	637
	Independence Energy Finance LLC 7.25% 2026[1]	500	527
	Indigo Natural Resources LLC 5.375% 2029[1]	470	492
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.093% 2024[2,3]	12	8
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.09% 2025 (73.30% PIK)[2,3,5]	149	68
	Murphy Oil Corp. 6.875% 2024	750	769
	Murphy Oil Corp. 6.375% 2028	370	391
	Murphy Oil USA, Inc. 3.75% 2031[1]	200	198
	Nabors Industries, Inc. 5.75% 2025	355	327
	New Fortress Energy, Inc. 6.75% 2025[1]	1,040	1,066
	New Fortress Energy, Inc. 6.50% 2026[1]	2,385	2,440
	NGL Energy Operating LLC 7.50% 2026[1]	7,705	8,100
	NGL Energy Partners LP 7.50% 2023	414	408
	NGL Energy Partners LP 6.125% 2025	2,696	2,452
	Northern Oil and Gas, Inc. 8.125% 2028[1]	1,435	1,548
	NorthRiver Midstream Finance LP 5.625% 2026[1]	625	650
	NuStar Logistics LP 6.00% 2026	286	311
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,845	1,967
	Oasis Petroleum, Inc. 6.375% 2026[1]	887	926
	Occidental Petroleum Corp. 2.90% 2024	2,498	2,557
	Occidental Petroleum Corp. 5.875% 2025	710	791
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,678
	Occidental Petroleum Corp. 3.40% 2026	600	615
	Occidental Petroleum Corp. 3.50% 2029	210	211
	Occidental Petroleum Corp. 6.625% 2030	810	973
	Occidental Petroleum Corp. 8.875% 2030	300	402
	Occidental Petroleum Corp. 6.125% 2031	480	565
	Occidental Petroleum Corp. 4.20% 2048	165	154
	PDC Energy, Inc. 5.75% 2026	1,100	1,151
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[1,5]	635	481
	Petrobras Global Finance Co. 5.60% 2031	250	280
	Petrobras Global Finance Co. 6.90% 2049	375	448
	Petrobras Global Finance Co. 6.75% 2050	850	995
	Petrobras Global Finance Co. 5.50% 2051	200	200
	Petróleos Mexicanos 6.875% 2025[1]	350	388
	Petróleos Mexicanos 5.35% 2028	449	442
	Petróleos Mexicanos 7.69% 2050	651	627
	Petrorio Luxembourg SARL 6.125% 2026[1]	320	328
	PowerTeam Services, LLC 9.033% 2025[1]	1,060	1,167
	Precision Drilling Corp. 7.125% 2026[1]	175	181

192 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Precision Drilling Corp. 6.875% 2029[1]	$ 800	$825
(continued)	Range Resources Corp. 4.875% 2025	642	665
	Range Resources Corp. 8.25% 2029[1]	850	959
	Rattler Midstream Partners LP 5.625% 2025[1]	955	1,005
	Renewable Energy Group, Inc. 5.875% 2028[1]	520	547
	Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,033
	Sabine Pass Liquefaction, LLC 4.50% 2030	856	989
	Sanchez Energy Corp. 7.25% 2023[1,4]	739	18
	SM Energy Co. 6.50% 2028	220	226
	Southwestern Energy Co. 6.45% 2025[6]	715	793
	Southwestern Energy Co. 7.50% 2026	1,649	1,748
	Southwestern Energy Co. 7.75% 2027	897	974
	Southwestern Energy Co. 8.375% 2028	865	979
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	735	753
	Sunoco LP 5.50% 2026	513	530
	Sunoco LP 6.00% 2027	647	679
	Sunoco LP 4.50% 2029[1]	1,930	1,970
	Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	690	712
	Tallgrass Energy Partners LP 5.50% 2024[1]	522	530
	Tallgrass Energy Partners LP 7.50% 2025[1]	420	461
	Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	6
	Targa Resources Partners LP 5.875% 2026	321	338
	Targa Resources Partners LP 6.50% 2027	133	145
	Targa Resources Partners LP 6.875% 2029	115	130
	Targa Resources Partners LP 5.50% 2030	1,302	1,434
	Targa Resources Partners LP 4.875% 2031[1]	2,000	2,168
	Targa Resources Partners LP 4.00% 2032[1]	550	566
	Teekay Corp. 9.25% 2022[1]	2,908	3,008
	Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,848
	Transocean Guardian, Ltd. 5.875% 2024[1]	410	399
	Transocean Poseidon, Ltd. 6.875% 2027[1]	385	387
	Transocean, Inc. 6.125% 2025[1]	421	426
	Transocean, Inc. 7.25% 2025[1]	500	437
	Transocean, Inc. 8.00% 2027[1]	550	464
	USA Compression Partners LP 6.875% 2026	264	277
	USA Compression Partners LP 6.875% 2027	247	264
	Weatherford International PLC 8.75% 2024[1]	1,971	2,065
	Weatherford International PLC 11.00% 2024[1]	3,686	3,838
	Western Gas Partners LP 4.50% 2028	1,374	1,472
	Western Gas Partners LP 5.45% 2044	55	60
	Western Midstream Operating LP 4.35% 2025[6]	369	390
	Western Midstream Operating LP 4.75% 2028	160	173
	Western Midstream Operating LP 5.30% 2030[6]	400	449
	Western Midstream Operating LP 6.50% 2050[6]	500	580

			143,720

Communication	Altice France SA 5.125% 2029[1]	2,897	2,915
services	Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	481
12.69%	Brightstar Escrow Corp. 9.75% 2025[1]	575	621
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,167
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	273
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	1,088	1,127
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	101
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,454	3,601
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,137	3,321
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	143
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,285	4,371
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,065

American Funds Insurance Series 193

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	$ 725	$743
services	CenturyLink, Inc. 6.75% 2023	1,480	1,643
(continued)	CenturyLink, Inc. 7.50% 2024	583	655
	CenturyLink, Inc. 5.125% 2026[1]	1,600	1,666
	CenturyLink, Inc. 4.00% 2027[1]	750	766
	Cinemark USA, Inc. 5.875% 2026[1]	330	346
	Cinemark USA, Inc. 5.25% 2028[1]	400	410
	Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	700	734
	Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	300	311
	Cogent Communications Group, Inc. 3.50% 2026[1]	750	768
	Consolidated Communications, Inc. 5.00% 2028[1]	225	229
	Diamond Sports Group LLC 5.375% 2026[1]	743	482
	Diamond Sports Group LLC 6.625% 2027[1]	1,056	520
	DISH DBS Corp. 5.125% 2029[1]	900	890
	Embarq Corp. 7.995% 2036	2,215	2,514
	Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	74	74
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	545
	Front Range BidCo, Inc. 6.125% 2028[1]	1,089	1,114
	Frontier Communications Corp. 5.875% 2027[1]	1,550	1,662
	Frontier Communications Corp. 5.00% 2028[1]	5,680	5,879
	Frontier Communications Corp. 6.75% 2029[1]	2,110	2,248
	Frontier Communications Holdings, LLC 5.875% 2029	1,000	1,020
	Gray Television, Inc. 7.00% 2027[1]	828	898
	iHeartCommunications, Inc. 5.25% 2027[1]	1,445	1,513
	Inmarsat PLC 6.75% 2026[1]	1,475	1,562
	Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,733
	Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,175	1,885
	Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	1,212	1,228
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,980
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	390	391
	Lamar Media Corp. 3.75% 2028	61	62
	Lamar Media Corp. 4.875% 2029	300	317
	Lamar Media Corp. 4.00% 2030	260	264
	Lamar Media Corp. 3.625% 2031[1]	125	122
	Level 3 Financing, Inc. 3.75% 2029[1]	1,150	1,120
	Liberty Global PLC 5.50% 2028[1]	656	689
	Ligado Networks LLC 15.50% 2023 (100% PIK)[1,5]	1,530	1,511
	Ligado Networks LLC 17.50% 2024 (100% PIK)[1,5]	246	190
	Live Nation Entertainment, Inc. 3.75% 2028[1]	425	427
	Match Group, Inc. 4.625% 2028[1]	520	542
	MDC Partners, Inc. 7.50% 2024[1,6]	5,170	5,241
	Meredith Corp. 6.875% 2026	1,349	1,405
	Netflix, Inc. 4.875% 2028	635	739
	Netflix, Inc. 4.875% 2030[1]	924	1,102
	News Corp. 3.875% 2029[1]	1,050	1,062
	Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,400	2,469
	Nexstar Escrow Corp. 5.625% 2027[1]	789	837
	Qwest Capital Funding, Inc. 6.875% 2028	860	951
	Scripps Escrow II, Inc. 3.875% 2029[1]	575	571
	Sinclair Television Group, Inc. 5.125% 2027[1]	195	196
	Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,525
	Sirius XM Radio, Inc. 4.625% 2024[1]	74	76
	Sirius XM Radio, Inc. 4.00% 2028[1]	2,325	2,398
	Sirius XM Radio, Inc. 4.125% 2030[1]	345	349
	Sprint Corp. 11.50% 2021	538	559
	Sprint Corp. 7.625% 2026	2,000	2,445
	Sprint Corp. 6.875% 2028	7,981	10,246
	Sprint Corp. 8.75% 2032	5,591	8,505

194 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	TEGNA, Inc. 4.75% 2026[1]	$ 850	$906
services	TEGNA, Inc. 4.625% 2028	150	156
(continued)	TEGNA, Inc. 5.00% 2029	836	877
	T-Mobile US, Inc. 2.625% 2026	1,650	1,691
	T-Mobile US, Inc. 2.625% 2029	460	455
	T-Mobile US, Inc. 3.375% 2029[1]	1,750	1,810
	T-Mobile US, Inc. 2.875% 2031	800	795
	Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	475	504
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	4,641	4,637
	Univision Communications, Inc. 5.125% 2025[1]	3,195	3,269
	Univision Communications, Inc. 6.625% 2027[1]	3,050	3,309
	Univision Communications, Inc. 4.50% 2029[1]	5,500	5,554
	UPC Broadband Finco BV 4.875% 2031[1]	650	652
	Virgin Media O2 4.25% 2031[1]	1,925	1,894
	Virgin Media Secured Finance PLC 4.50% 2030[1]	990	999
	Vmed O2 UK Financing I PLC 4.75% 2031[1]	300	305
	Warner Music Group 3.875% 2030[1]	850	861
	Ziggo Bond Co. BV 5.125% 2030[1]	419	430
	Ziggo Bond Finance BV 5.50% 2027[1]	1,324	1,379
	Ziggo Bond Finance BV 4.875% 2030[1]	2,200	2,258

			136,256

Consumer	Adient US LLC 9.00% 2025[1]	500	552
discretionary	Affinity Gaming 6.875% 2027[1]	885	942
12.18%	Allied Universal Holdco LLC 6.625% 2026[1]	858	911
	Allied Universal Holdco LLC 9.75% 2027[1]	976	1,076
	Allied Universal Holdco LLC 4.625% 2028[1]	490	492
	Allied Universal Holdco LLC 6.00% 2029[1]	1,745	1,771
	Atlas LuxCo 4 SARL 4.625% 2028[1]	280	281
	Boyd Gaming Corp. 8.625% 2025[1]	120	132
	Boyd Gaming Corp. 4.75% 2027	621	644
	Boyd Gaming Corp. 4.75% 2031[1]	895	930
	Boyne USA, Inc. 4.75% 2029[1]	235	243
	Brookfield Residential Properties, Inc. 5.00% 2029[1]	260	263
	Burger King Corp. 3.875% 2028[1]	500	507
	Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,151
	Caesars Resort Collection, LLC 5.75% 2025[1]	345	364
	Carnival Corp. 11.50% 2023[1]	1,132	1,275
	Carnival Corp. 7.625% 2026[1]	975	1,060
	Carnival Corp. 10.50% 2026[1]	1,130	1,317
	Carrols Restaurant Group, Inc. 5.875% 2029[1]	730	722
	Carvana Co. 5.625% 2025[1]	135	141
	Carvana Co. 5.50% 2027[1]	1,551	1,606
	Carvana Co. 5.875% 2028[1]	1,219	1,284
	CEC Entertainment, Inc. 6.75% 2026[1]	1,100	1,130
	Cirsa Gaming Corp. SA 7.875% 2023[1]	2,552	2,608
	Colt Merger Sub, Inc. 8.125% 2027[1]	80	89
	Dana, Inc. 5.625% 2028	675	732
	Dana, Inc. 4.25% 2030	455	469
	Empire Communities Corp. 7.00% 2025[1]	525	553
	Everi Holdings Inc. 5.00% 2029[1]	835	856
	Fertitta Entertainment, Inc. 6.75% 2024[1]	2,171	2,196
	Ford Motor Co. 8.50% 2023	1,787	1,996
	Ford Motor Co. 9.00% 2025	684	844
	Ford Motor Co. 9.625% 2030	250	359
	Ford Motor Co. 7.45% 2031	275	362
	Ford Motor Credit Company LLC 3.664% 2024	500	526
	Ford Motor Credit Company LLC 3.81% 2024	887	929

American Funds Insurance Series 195

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Ford Motor Credit Company LLC 5.584% 2024	$ 350	$384
discretionary	Ford Motor Credit Company LLC 3.375% 2025	1,875	1,947
(continued)	Ford Motor Credit Company LLC 5.125% 2025	6,285	6,929
	Ford Motor Credit Company LLC 4.542% 2026	1,210	1,319
	Ford Motor Credit Company LLC 3.815% 2027	1,395	1,455
	Ford Motor Credit Company LLC 4.125% 2027	835	887
	Ford Motor Credit Company LLC 4.271% 2027	525	563
	Ford Motor Credit Company LLC 2.90% 2028	350	349
	Ford Motor Credit Company LLC 5.113% 2029	200	224
	Ford Motor Credit Company LLC 4.00% 2030	1,820	1,909
	Full House Resorts, Inc. 8.25% 2028[1]	1,320	1,444
	Goodyear Tire & Rubber Co. 5.00% 2029[1]	685	718
	Grupo Axo, SAPI de CV, 5.75% 2026[1]	200	200
	Hanesbrands, Inc. 4.625% 2024[1]	1,945	2,064
	Hanesbrands, Inc. 5.375% 2025[1]	432	459
	Hanesbrands, Inc. 4.875% 2026[1]	2,024	2,188
	Hilton Grand Vacations Borrower LLC 5.00% 2029[1]	2,360	2,416
	Hilton Worldwide Holdings, Inc. 4.875% 2030	508	543
	Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,120	1,131
	International Game Technology PLC 6.50% 2025[1]	1,383	1,552
	International Game Technology PLC 4.125% 2026[1]	785	818
	International Game Technology PLC 5.25% 2029[1]	3,380	3,630
	KB Home 6.875% 2027	330	394
	Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	18	19
	Lennar Corp. 4.50% 2024	40	44
	Levi Strauss & Co. 5.00% 2025	90	92
	Levi Strauss & Co. 3.50% 2031[1]	430	429
	LGI Homes, Inc. 4.00% 2029[1]	600	604
	Limited Brands, Inc. 6.625% 2030[1]	175	203
	Limited Brands, Inc. 6.875% 2035	526	667
	Limited Brands, Inc. 6.75% 2036	545	684
	Lithia Motors, Inc. 3.875% 2029[1]	1,045	1,084
	Lithia Motors, Inc. 4.375% 2031[1]	475	509
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	405	421
	M.D.C. Holdings, Inc. 6.00% 2043	823	1,062
	Magic MergerCo, Inc. 5.25% 2028[1]	475	488
	Magic MergerCo, Inc. 7.875% 2029[1]	475	490
	Marriott Ownership Resorts, Inc. 4.50% 2029[1]	490	497
	McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2024[2,3]	1,067	1,071
	Melco International Development, Ltd. 5.75% 2028[1]	1,670	1,766
	Melco International Development, Ltd. 5.375% 2029[1]	375	397
	Merlin Entertainment 5.75% 2026[1]	792	831
	MGM Growth Properties LLC 5.625% 2024	557	604
	MGM Growth Properties LLC 4.625% 2025[1]	900	963
	MGM Growth Properties LLC 3.875% 2029[1]	1,665	1,695
	MGM Resorts International 6.00% 2023	541	580
	MGM Resorts International 5.50% 2027	401	441
	Midwest Gaming Borrower, LLC 4.875% 2029[1]	895	897
	Mohegan Gaming & Entertainment 8.00% 2026[1]	2,710	2,835
	NCL Corp., Ltd. 3.625% 2024[1]	650	629
	NCL Corp., Ltd. 12.25% 2024[1]	175	212
	NCL Corp., Ltd. 5.875% 2026[1]	475	499
	Neiman Marcus Group LLC 7.125% 2026[1]	2,910	3,110
	Newell Rubbermaid, Inc. 4.875% 2025	445	494
	Newell Rubbermaid, Inc. 5.875% 2036[6]	30	37
	Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	275	320
	Panther BF Aggregator 2 LP 6.25% 2026[1]	140	149

196 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Panther BF Aggregator 2 LP 8.50% 2027[1]	$ 990	$1,081
discretionary	Party City Holdings, Inc. 6.625% 2026[1]	500	431
(continued)	Party City Holdings, Inc. 8.75% 2026[1]	2,950	3,153
	Peninsula Pacific Entertainment LLC 8.50% 2027[1]	500	538
	Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.869% 2024[2,3]	846	815
	Raptor Acquisition Corp. 4.875% 2026[1]	950	964
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	425	426
	Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	447
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	371
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,900	2,192
	Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,560	1,560
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	1,225	1,266
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,959	2,148
	Scientific Games Corp. 5.00% 2025[1]	91	94
	Scientific Games Corp. 8.625% 2025[1]	2,170	2,379
	Scientific Games Corp. 8.25% 2026[1]	2,534	2,721
	Scientific Games Corp. 7.00% 2028[1]	85	93
	Scientific Games Corp. 7.25% 2029[1]	230	260
	Six Flags Entertainment Corp. 4.875% 2024[1]	537	543
	Sizzling Platter LLC 8.50% 2025[1]	450	466
	Staples, Inc. 7.50% 2026[1]	421	437
	Studio City Finance, Ltd. 5.00% 2029[1]	650	657
	Tempur Sealy International, Inc. 4.00% 2029[1]	485	493
	The Home Co., Inc. 7.25% 2025[1]	725	771
	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	1,172	1,174
	Universal Entertainment Corp. 8.50% 2024[1]	1,375	1,452
	Vail Resorts, Inc. 6.25% 2025[1]	315	338
	VICI Properties LP 4.25% 2026[1]	962	1,002
	VICI Properties LP 4.625% 2029[1]	1,385	1,474
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	851	871
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	379	387
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	2,774	2,856
	WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	405	423
	Wheel Pros, Inc. 6.50% 2029[1]	750	760
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	750	753
	Wyndham Destinations, Inc. 6.625% 2026[1]	525	596
	Wyndham Destinations, Inc. 4.625% 2030[1]	400	414
	Wyndham Worldwide Corp. 4.375% 2028[1]	1,055	1,099
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	200	216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	100	108
	Wynn Macau, Ltd. 5.125% 2029[1]	200	207
	Wynn Resorts, Ltd. 7.75% 2025[1]	494	533
	Wynn Resorts, Ltd. 5.125% 2029[1]	962	1,017

			130,861

Health care 10.38%	Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	841	834
	Avantor Funding, Inc. 4.625% 2028[1]	1,510	1,596
	Bausch Health Companies, Inc. 9.25% 2026[1]	2,644	2,879
	Bausch Health Companies, Inc. 5.75% 2027[1]	700	745
	Bausch Health Companies, Inc. 4.875% 2028[1]	1,745	1,788
	Bausch Health Companies, Inc. 5.00% 2028[1]	1,137	1,080
	Bausch Health Companies, Inc. 7.00% 2028[1]	553	571
	Bausch Health Companies, Inc. 5.00% 2029[1]	125	117
	Bausch Health Companies, Inc. 6.25% 2029[1]	815	807

American Funds Insurance Series 197

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Bausch Health Companies, Inc. 5.25% 2030[1]	$ 852	$793
(continued)	Bausch Health Companies, Inc. 5.25% 2031[1]	3,055	2,860
	Catalent Pharma Solutions, Inc. 5.00% 2027[1]	53	55
	Catalent, Inc. 3.125% 2029[1]	445	432
	Centene Corp. 5.375% 2026[1]	330	345
	Centene Corp. 5.375% 2026[1]	50	52
	Centene Corp. 4.25% 2027	584	616
	Centene Corp. 2.45% 2028	4,140	4,201
	Centene Corp. 4.625% 2029	4,305	4,740
	Centene Corp. 3.00% 2030	2,530	2,602
	Centene Corp. 3.375% 2030	842	881
	Centene Corp. 2.50% 2031	1,485	1,466
	Charles River Laboratories International, Inc. 4.25% 2028[1]	241	250
	Charles River Laboratories International, Inc. 3.75% 2029[1]	780	792
	Community Health Systems, Inc. 5.625% 2027[1]	730	780
	Community Health Systems, Inc. 6.00% 2029[1]	653	700
	DaVita, Inc. 4.625% 2030[1]	1,100	1,132
	Encompass Health Corp. 4.50% 2028	496	515
	Encompass Health Corp. 4.75% 2030	450	479
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	1,911	1,952
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,458	985
	Endo International PLC 5.75% 2022[1]	2,937	2,713
	Endo International PLC 5.875% 2024[1]	1,300	1,282
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	1,490	1,462
	HCA, Inc. 5.875% 2023	70	76
	HCA, Inc. 5.375% 2025	175	198
	HCA, Inc. 5.875% 2026	321	372
	HCA, Inc. 4.50% 2027	173	196
	HCA, Inc. 5.625% 2028	2,065	2,450
	HCA, Inc. 5.875% 2029	750	908
	HCA, Inc. 3.50% 2030	1,250	1,332
	HCA, Inc. 5.50% 2047	128	167
	HCA, Inc. 5.25% 2049	475	607
	HCA, Inc. 7.50% 2095	250	352
	IMS Health Holdings, Inc. 5.00% 2026[1]	823	854
	Jaguar Holding Co. II 4.625% 2025[1]	350	368
	Jaguar Holding Co. II 5.00% 2028[1]	375	407
	Jazz Securities DAC 4.375% 2029[1]	660	685
	Mallinckrodt International Finance SA 5.50% 2025[1,4]	1,118	782
	Mallinckrodt PLC 5.75% 2022[1,4]	420	295
	Mallinckrodt PLC 10.00% 2025[1]	2,319	2,594
	Molina Healthcare, Inc. 5.375% 2022	1,714	1,799
	Molina Healthcare, Inc. 4.375% 2028[1]	920	961
	Molina Healthcare, Inc. 3.875% 2030[1]	1,999	2,084
	Organon Finance 1 LLC 4.125% 2028[1]	475	485
	Organon Finance 1 LLC 5.125% 2031[1]	790	815
	Owens & Minor, Inc. 4.375% 2024	1,935	2,024
	Owens & Minor, Inc. 4.50% 2029[1]	1,980	2,037
	Par Pharmaceutical, Inc. 7.50% 2027[1]	4,215	4,315
	Radiology Partners, Inc. 9.25% 2028[1]	1,693	1,877
	Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	4,111	4,111
	RP Escrow Issuer, LLC 5.25% 2025[1]	735	770
	Select Medical Holdings Corp. 6.25% 2026[1]	554	591
	Surgery Center Holdings 10.00% 2027[1]	416	458
	Syneos Health, Inc. 3.625% 2029[1]	630	624
	Team Health Holdings, Inc. 6.375% 2025[1]	899	857
	Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	314	305
	Tenet Healthcare Corp. 4.625% 2024	559	569

198 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Tenet Healthcare Corp. 4.875% 2026[1]	$ 6,080	$6,314
(continued)	Tenet Healthcare Corp. 5.125% 2027[1]	710	746
	Tenet Healthcare Corp. 6.25% 2027[1]	500	523
	Tenet Healthcare Corp. 4.625% 2028[1]	550	567
	Tenet Healthcare Corp. 6.125% 2028[1]	500	534
	Tenet Healthcare Corp. 4.25% 2029[1]	990	1,004
	Tenet Healthcare Corp. 6.875% 2031	100	114
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,904
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,080
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,709	2,990
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,033
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,038	2,237
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	762	669
	U.S. Renal Care, Inc. 10.625% 2027[1]	359	378
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	5,285	5,424
	Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	624
	Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	547

			111,515

Materials	Alcoa Netherlands Holding BV 5.50% 2027[1]	510	554
9.92%	Alcoa Netherlands Holding BV 4.125% 2029[1]	430	449
	ArcelorMittal 4.25% 2029	200	222
	ArcelorMittal 7.25% 2039[6]	570	806
	ArcelorMittal 7.00% 2041[6]	985	1,370
	Arconic Corp. 6.00% 2025[1]	810	864
	Arconic Rolled Products Corp. 6.125% 2028[1]	200	215
	Ardagh Group SA 6.50% 2027[1,5]	622	654
	Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	646
	Ardagh Packaging Finance 5.25% 2025[1]	495	521
	Ardagh Packaging Finance 6.00% 2025[1]	533	551
	Ardagh Packaging Finance 5.25% 2027[1]	225	230
	Axalta Coating Systems LLC 4.75% 2027[1]	460	483
	BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,637
	Cascades, Inc. 5.125% 2026[1]	495	529
	Cascades, Inc. 5.375% 2028[1]	340	358
	Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	239
	Cleveland-Cliffs, Inc. 6.75% 2026[1]	1,167	1,260
	Cleveland-Cliffs, Inc. 5.875% 2027	4,675	4,920
	Cleveland-Cliffs, Inc. 7.00% 2027	297	314
	Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,300	2,423
	Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,475	2,602
	Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,287
	Constellium SE 3.75% 2029[1]	350	347
	CVR Partners LP 9.25% 2023[1]	346	348
	CVR Partners LP 6.125% 2028[1]	2,775	2,848
	Element Solutions, Inc. 3.875% 2028[1]	620	633
	First Quantum Minerals, Ltd. 7.25% 2023[1]	2,073	2,116
	First Quantum Minerals, Ltd. 7.50% 2025[1]	4,243	4,413
	First Quantum Minerals, Ltd. 6.875% 2026[1]	3,076	3,222
	First Quantum Minerals, Ltd. 6.875% 2027[1]	5,440	5,935
	FMG Resources 4.375% 2031[1]	1,115	1,194
	Freeport-McMoRan, Inc. 4.55% 2024	150	163
	Freeport-McMoRan, Inc. 4.25% 2030	932	1,000
	Freeport-McMoRan, Inc. 5.40% 2034	562	680
	Freeport-McMoRan, Inc. 5.45% 2043	1,851	2,265
	FXI Holdings, Inc. 7.875% 2024[1]	2,905	3,009
	FXI Holdings, Inc. 12.25% 2026[1]	5,515	6,367
	GPC Merger Sub, Inc. 7.125% 2028[1]	434	469

American Funds Insurance Series 199

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Hexion, Inc. 7.875% 2027[1]	$ 2,411	$2,604
(continued)	INEOS Group Holdings SA 5.625% 2024[1]	772	777
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,260	1,403
	LSB Industries, Inc. 9.625% 2023[1]	4,313	4,440
	Mercer International, Inc. 5.125% 2029[1]	400	412
	Methanex Corp. 5.125% 2027	4,500	4,866
	Methanex Corp. 5.25% 2029	1,300	1,402
	Methanex Corp. 5.65% 2044	825	855
	Neon Holdings, Inc. 10.125% 2026[1]	970	1,061
	Nouryon Holding BV 8.00% 2026[1]	931	988
	Nova Chemicals Corp. 4.875% 2024[1]	495	523
	Nova Chemicals Corp. 5.00% 2025[1]	295	316
	Nova Chemicals Corp. 5.25% 2027[1]	1,036	1,118
	Nova Chemicals Corp. 4.25% 2029[1]	1,530	1,547
	Novelis Corp. 5.875% 2026[1]	950	989
	Novelis Corp. 4.75% 2030[1]	990	1,041
	OCI NV 5.25% 2024[1]	250	258
	Olin Corp. 9.50% 2025[1]	490	611
	Olin Corp. 5.625% 2029	300	330
	Olin Corp. 5.00% 2030	280	299
	Owens-Illinois, Inc. 5.875% 2023[1]	420	453
	Owens-Illinois, Inc. 6.375% 2025[1]	265	295
	Plastipak Holdings, Inc. 6.25% 2025[1]	200	205
	Rayonier A.M. Products, Inc. 7.625% 2026[1]	300	313
	SCIH Salt Holdings, Inc. 4.875% 2028[1]	2,825	2,832
	SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,245	1,250
	Scotts Miracle-Gro Co. 4.50% 2029	639	665
	Sealed Air Corp. 4.875% 2022[1]	410	428
	Sealed Air Corp. 5.25% 2023[1]	267	283
	Sealed Air Corp. 4.00% 2027[1]	316	337
	Silgan Holdings, Inc. 4.125% 2028	377	392
	Summit Materials, Inc. 6.50% 2027[1]	360	382
	Summit Materials, Inc. 5.25% 2029[1]	955	1,016
	Trivium Packaging BV 5.50% 2026[1]	530	558
	Trivium Packaging BV 8.50% 2027[1]	403	439
	Tronox, Ltd. 4.625% 2029[1]	2,570	2,599
	Valvoline, Inc. 4.25% 2030[1]	353	365
	Valvoline, Inc. 3.625% 2031[1]	620	622
	Venator Materials Corp. 5.75% 2025[1]	4,876	4,809
	Venator Materials Corp. 9.50% 2025[1]	1,805	2,035
	W. R. Grace & Co. 4.875% 2027[1]	790	839
	Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,423

			106,523

Industrials	ADT Corp. 3.50% 2022	1,221	1,245
8.68%	Allison Transmission Holdings, Inc. 3.75% 2031[1]	2,270	2,234
	American Airlines, Inc. 5.50% 2026[1]	2,160	2,290
	American Airlines, Inc. 5.75% 2029[1]	750	812
	Associated Materials, LLC 9.00% 2025[1]	2,156	2,291
	Atkore, Inc. 4.25% 2031[1]	385	390
	ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	282
	Avis Budget Car Rental, LLC 5.75% 2027[1]	1,290	1,347
	Avis Budget Group, Inc. 5.25% 2025[1]	509	516
	Avis Budget Group, Inc. 4.75% 2028[1]	550	564
	Avis Budget Group, Inc. 5.375% 2029[1]	1,550	1,616
	Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	726
	Azul Investments LLP 7.25% 2026[1]	670	658
	Boeing Company 3.625% 2031	1,050	1,130

200 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Boeing Company 3.50% 2039	$ 70	$70
(continued)	Boeing Company 3.75% 2050	400	413
	Boeing Company 5.93% 2060	700	968
	Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,050	1,099
	Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	139
	Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	714
	Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	660
	Bombardier, Inc. 6.125% 2023[1]	645	681
	Bombardier, Inc. 7.50% 2024[1]	600	628
	Bombardier, Inc. 7.50% 2025[1]	1,601	1,650
	Bombardier, Inc. 7.125% 2026[1]	1,910	2,002
	Bombardier, Inc. 7.875% 2027[1]	2,803	2,912
	Bombardier, Inc. 7.45% 2034[1]	700	753
	Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,390	1,421
	BWX Technologies, Inc. 4.125% 2028[1]	615	628
	BWX Technologies, Inc. 4.125% 2029[1]	1,220	1,244
	Clarivate Science Holdings Corp. 3.875% 2028[1]	1,515	1,531
	Clarivate Science Holdings Corp. 4.875% 2029[1]	1,365	1,403
	Clean Harbors, Inc. 4.875% 2027[1]	766	805
	CoreCivic, Inc. 8.25% 2026	2,190	2,275
	CoreLogic, Inc. 4.50% 2028[1]	4,289	4,257
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	757
	Covanta Holding Corp. 5.875% 2025	358	371
	Covanta Holding Corp. 5.00% 2030	850	895
	Deluxe Corp. 8.00% 2029[1]	300	326
	Dun & Bradstreet Corp. 6.875% 2026[1]	1,003	1,067
	Dun & Bradstreet Corp. 10.25% 2027[1]	1,148	1,272
	Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	515
	Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	510	532
	Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	520
	Harsco Corp. 5.75% 2027[1]	650	683
	Herc Holdings, Inc. 5.50% 2027[1]	200	211
	Howmet Aerospace, Inc. 6.875% 2025	987	1,150
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,130
	JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,076
	Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,797
	LABL Escrow Issuer, LLC 6.75% 2026[1]	850	908
	LABL Escrow Issuer, LLC 10.50% 2027[1]	690	762
	LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,933	474
	LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	301	16
	MasTec, Inc. 4.50% 2028[1]	1,250	1,319
	Meritor, Inc. 4.50% 2028[1]	825	838
	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[2,3]	150	153
	Mueller Water Products, Inc. 4.00% 2029[1]	625	643
	NESCO Holdings II, Inc. 5.50% 2029[1]	255	266
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	774
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	264
	Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,527
	Park River Holdings, Inc. 5.625% 2029[1]	775	755
	Pitney Bowes, Inc. 6.875% 2027[1]	750	795
	Prime Security Services Borrower, LLC 3.375% 2027[1]	475	461
	Prime Security Services Borrower, LLC 6.25% 2028[1]	627	668
	R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	396
	R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	368	369
	Rexnord Corp. 4.875% 2025[1]	848	868
	Rolls-Royce PLC 5.75% 2027[1]	615	678
	Sensata Technologies Holding BV 4.00% 2029[1]	410	417
	Sensata Technologies, Inc. 3.75% 2031[1]	500	495

American Funds Insurance Series 201

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	SkyMiles IP, Ltd. 4.75% 2028[1]	$ 1,365	$1,519
(continued)	Spirit AeroSystems, Inc. 4.60% 2028	210	206
	SRS Distribution, Inc. 4.625% 2028[1]	480	491
	SRS Distribution, Inc. 6.125% 2029[1]	305	315
	Stericycle, Inc. 5.375% 2024[1]	1,135	1,170
	Stericycle, Inc. 3.875% 2029[1]	270	270
	The Brink’s Co. 4.625% 2027[1]	719	751
	Titan International, Inc. 7.00% 2028[1]	750	786
	TransDigm, Inc. 8.00% 2025[1]	658	713
	TransDigm, Inc. 6.25% 2026[1]	1,938	2,047
	TransDigm, Inc. 5.50% 2027	855	892
	TransDigm, Inc. 4.625% 2029[1]	910	913
	Triumph Group, Inc. 6.25% 2024[1]	510	520
	Triumph Group, Inc. 8.875% 2024[1]	586	653
	Triumph Group, Inc. 7.75% 2025[1]	270	278
	Uber Technologies, Inc. 8.00% 2026[1]	498	538
	United Airlines Holdings, Inc. 6.50% 2027[1]	4,245	4,679
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	330	350
	United Airlines, Inc. 4.375% 2026[1]	250	259
	United Airlines, Inc. 4.625% 2029[1]	780	808
	United Rentals, Inc. 5.875% 2026	53	55
	United Rentals, Inc. 3.875% 2031	325	331
	Vertical Holdco GMBH 7.625% 2028[1]	485	527
	Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,475	1,556
	WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,488
	WESCO Distribution, Inc. 7.25% 2028[1]	1,420	1,584
	Western Global Airlines LLC 10.375% 2025[1]	385	442
	XPO Logistics, Inc. 6.75% 2024[1]	198	206
	XPO Logistics, Inc. 6.25% 2025[1]	300	319

			93,168

Financials	Advisor Group Holdings, LLC 6.25% 2028[1]	1,656	1,751
5.89%	AG Merger Sub II, Inc. 10.75% 2027[1]	4,140	4,611
	Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,536	1,616
	Ally Financial, Inc. 8.00% 2031	466	668
	Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[1]	800	790
	Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,710	2,795
	AssuredPartners, Inc. 8.00% 2027[1]	437	467
	AssuredPartners, Inc. 5.625% 2029[1]	365	366
	BroadStreet Partners, Inc. 5.875% 2029[1]	575	588
	Compass Diversified Holdings 5.25% 2029[1]	3,670	3,821
	Credit Acceptance Corp. 5.125% 2024[1]	765	795
	Fairstone Financial, Inc. 7.875% 2024[1]	619	647
	Freedom Mortgage Corp. 7.625% 2026[1]	625	651
	FS Energy and Power Fund 7.50% 2023[1]	4,084	4,231
	Hightower Holding, LLC 6.75% 2029[1]	505	516
	HUB International, Ltd. 7.00% 2026[1]	1,950	2,027
	Icahn Enterprises Finance Corp. 5.25% 2027	627	648
	Icahn Enterprises Finance Corp. 4.375% 2029[1]	675	674
	Ladder Capital Corp. 5.25% 2022[1]	150	151
	Ladder Capital Corp. 4.25% 2027[1]	1,489	1,492
	LD Holdings Group LLC 6.125% 2028[1]	575	576
	LPL Financial Holdings, Inc. 4.625% 2027[1]	1,212	1,260
	LPL Financial Holdings, Inc. 4.00% 2029[1]	550	554
	LPL Financial Holdings, Inc. 4.375% 2031[1]	1,060	1,075
	MGIC Investment Corp. 5.25% 2028	525	557
	MidCap Financial Issuer Trust 6.50% 2028[1]	750	786

202 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	MidCap Financial Issuer Trust 5.625% 2030[1]	$ 565	$568
(continued)	MSCI, Inc. 5.375% 2027[1]	320	342
	MSCI, Inc. 4.00% 2029[1]	900	952
	MSCI, Inc. 3.625% 2030[1]	66	68
	MSCI, Inc. 3.625% 2031[1]	1,875	1,926
	MSCI, Inc. 3.875% 2031[1]	2,150	2,234
	National Financial Partners Corp. 6.875% 2028[1]	1,094	1,155
	Nationstar Mortgage Holdings, Inc. 5.50% 2028[1]	425	429
	Navient Corp. 6.50% 2022	1,633	1,705
	Navient Corp. 5.50% 2023	3,086	3,259
	Navient Corp. 5.875% 2024	1,720	1,860
	Navient Corp. 6.125% 2024	1,267	1,371
	Navient Corp. 5.00% 2027	2,883	2,989
	Navient Corp. 4.875% 2028	320	322
	Navient Corp. 5.625% 2033	1,678	1,624
	NFP Corp. 4.875% 2028[1]	500	509
	OneMain Holdings, Inc. 7.125% 2026	935	1,090
	Owl Rock Capital Corp. 4.625% 2024[1]	750	798
	Owl Rock Capital Corp. 3.75% 2025	900	953
	Owl Rock Capital Corp. 3.375% 2026	390	407
	Quicken Loans, LLC 3.625% 2029[1]	455	450
	Springleaf Finance Corp. 6.125% 2024	1,167	1,257
	Springleaf Finance Corp. 6.625% 2028	190	219
	Springleaf Finance Corp. 5.375% 2029	183	199
	Starwood Property Trust, Inc. 5.00% 2021	871	876
	Starwood Property Trust, Inc. 5.50% 2023[1]	465	488
	Summer (BC) BidCo B LLC 5.50% 2026[1]	365	372
	Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[2,3,5]	481	506
	United Wholesale Mortgage, LLC 5.50% 2029[1]	255	255

			63,296

Information	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574	3,620
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822	836
4.22%	Avaya, Inc. 6.125% 2028[1]	490	525
	Banff Merger Sub, Inc. 9.75% 2026[1]	1,833	1,932
	Black Knight, Inc. 3.625% 2028[1]	1,315	1,310
	BMC Software, Inc. 7.125% 2025[1]	225	241
	BMC Software, Inc. 9.125% 2026[1]	240	254
	Booz Allen Hamilton, Inc. 4.00% 2029[1]	455	466
	Broadcom, Inc. 3.469% 2034[1]	179	190
	CommScope Finance LLC 6.00% 2026[1]	833	880
	Dell International LLC / EMC Corp. 8.10% 2036	450	687
	Dell International LLC / EMC Corp. 8.35% 2046	291	477
	Dell, Inc. 6.50% 2038	222	284
	Dell, Inc. 5.40% 2040	850	1,006
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[2,3]	643	634
	Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700	5,226
	Diebold, Inc. 8.50% 2024	1,534	1,572
	Elastic NV 4.125% 2029[1]	900	900
	Gartner, Inc. 4.50% 2028[1]	2,025	2,141
	Gartner, Inc. 3.75% 2030[1]	200	205
	Imola Merger Corp. 4.75% 2029[1]	300	309
	MicroStrategy, Inc. 6.125% 2028[1]	675	676
	MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,210	1,223
	NCR Corp. 5.125% 2029[1]	2,675	2,762
	Oracle Corp. 3.95% 2051	458	501

American Funds Insurance Series 203

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Rocket Software, Inc. 6.50% 2029[1]	$ 1,715	$1,704
technology	Sabre GLBL, Inc. 7.375% 2025[1]	48	52
(continued)	Sabre Holdings Corp. 9.25% 2025[1]	548	653
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	1,325	1,330
	Square, Inc. 2.75% 2026[1]	2,350	2,394
	Square, Inc. 3.50% 2031[1]	1,270	1,283
	Synaptics, Inc. 4.00% 2029[1]	325	327
	Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,352
	Unisys Corp. 6.875% 2027[1]	1,695	1,855
	VeriSign, Inc. 5.25% 2025	132	150
	Veritas Holdings, Ltd. 7.50% 2025[1]	2,140	2,234
	ViaSat, Inc. 5.625% 2027[1]	175	183
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[2,3]	50	50
	Xerox Corp. 5.00% 2025[1]	595	629
	Xerox Corp. 5.50% 2028[1]	2,135	2,221

			45,274

Real estate	Brookfield Property REIT, Inc. 5.75% 2026[1]	3,714	3,909
3.32%	Diversified Healthcare Trust 4.75% 2024	275	283
	Diversified Healthcare Trust 9.75% 2025	650	721
	Diversified Healthcare Trust 4.75% 2028	335	331
	Diversified Healthcare Trust 4.375% 2031	1,975	1,895
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[1]	500	504
	Hospitality Properties Trust 7.50% 2025	238	270
	Howard Hughes Corp. 5.375% 2028[1]	1,957	2,082
	Howard Hughes Corp. 4.125% 2029[1]	3,143	3,153
	Howard Hughes Corp. 4.375% 2031[1]	2,018	2,015
	Iron Mountain, Inc. 4.875% 2027[1]	2,066	2,145
	Iron Mountain, Inc. 5.00% 2028[1]	617	642
	Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,273
	Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,766
	Iron Mountain, Inc. 4.50% 2031[1]	1,300	1,318
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,005	2,068
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,895	1,952
	Ladder Capital Corp. 5.25% 2025[1]	1,040	1,060
	Medical Properties Trust, Inc. 5.00% 2027	1,333	1,415
	Medical Properties Trust, Inc. 3.50% 2031	239	242
	Park Intermediate Holdings LLC 4.875% 2029[1]	1,540	1,595
	QTS Realty Trust, Inc. 3.875% 2028[1]	625	669
	Realogy Corp. 9.375% 2027[1]	740	823
	Realogy Corp. 5.75% 2029[1]	840	879
	Realogy Group LLC 7.625% 2025[1]	260	282
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	685	687
	Service Properties Trust 5.50% 2027	130	139
	WeWork Companies, Inc. 7.875% 2025[1]	140	146
	Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	360	372

			35,636

Consumer staples	Albertsons Companies, Inc. 3.50% 2023[1]	550	566
3.31%	Albertsons Companies, Inc. 3.50% 2029[1]	1,580	1,564
	Albertsons Companies, Inc. 4.875% 2030[1]	335	358
	B&G Foods, Inc. 5.25% 2025	612	629
	B&G Foods, Inc. 5.25% 2027	1,428	1,489
	Central Garden & Pet Co. 4.125% 2030	420	430
	Central Garden & Pet Co. 4.125% 2031[1]	755	766
	Coty, Inc. 5.00% 2026[1]	700	712

204 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	Coty, Inc. 6.50% 2026[1]	$ 520	$528
(continued)	Darling Ingredients, Inc. 5.25% 2027[1]	459	483
	Edgewell Personal Care Co. 5.50% 2028[1]	275	292
	Energizer Holdings, Inc. 4.375% 2029[1]	545	546
	Ingles Markets, Inc. 4.00% 2031[1]	355	355
	JBS Luxembourg SARL 3.625% 2032[1]	600	600
	Kraft Heinz Company 3.875% 2027	725	797
	Kraft Heinz Company 4.25% 2031	713	811
	Kraft Heinz Company 5.00% 2042	500	612
	Kraft Heinz Company 5.20% 2045	330	411
	Kraft Heinz Company 4.375% 2046	2,116	2,402
	Kraft Heinz Company 4.875% 2049	2,115	2,573
	Kraft Heinz Company 5.50% 2050	770	1,002
	Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	840	854
	Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	3,350	3,362
	Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	582
	Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	1,801	1,809
	Post Holdings, Inc. 5.625% 2028[1]	569	605
	Post Holdings, Inc. 5.50% 2029[1]	166	178
	Post Holdings, Inc. 4.625% 2030[1]	4,205	4,281
	Post Holdings, Inc. 4.50% 2031[1]	750	750
	Prestige Brands International, Inc. 5.125% 2028[1]	103	109
	Prestige Brands International, Inc. 3.75% 2031[1]	1,525	1,473
	Simmons Foods, Inc. 4.625% 2029[1]	993	1,003
	Spectrum Brands, Inc. 5.75% 2025	178	183
	Triton Water Holdings, Inc. 6.25% 2029[1]	630	632
	United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,833

			35,580

Utilities	AmeriGas Partners LP 5.75% 2027	297	332
2.79%	Calpine Corp. 4.50% 2028[1]	500	511
	Calpine Corp. 5.125% 2028[1]	518	528
	Calpine Corp. 3.75% 2031[1]	400	381
	Calpine Corp. 5.00% 2031[1]	1,000	997
	DPL, Inc. 4.125% 2025	765	821
	DPL, Inc. 4.35% 2029	575	625
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,355
	FirstEnergy Corp. 2.25% 2030	1,170	1,123
	FirstEnergy Corp. 2.65% 2030	624	622
	FirstEnergy Corp. 7.375% 2031	734	1,006
	FirstEnergy Corp. 5.35% 2047[6]	550	661
	FirstEnergy Corp. 3.40% 2050	1,710	1,681
	FirstEnergy Transmission LLC 2.866% 2028[1]	325	337
	Inversiones Latin America Power 5.125% 2033[1]	310	308
	NextEra Energy Partners LP 4.25% 2024[1]	122	129
	NextEra Energy Partners LP 3.875% 2026[1]	92	98
	NGL Energy Partners LP 7.50% 2026	1,150	1,052
	NRG Energy, Inc. 7.25% 2026	328	341
	NRG Energy, Inc. 3.375% 2029[1]	355	349
	NRG Energy, Inc. 3.625% 2031[1]	1,030	1,013
	Pacific Gas and Electric Co. 3.00% 2028	550	553
	Pacific Gas and Electric Co. 4.55% 2030	473	506
	Pacific Gas and Electric Co. 3.25% 2031	200	197
	Pacific Gas and Electric Co. 3.95% 2047	500	466
	Pacific Gas and Electric Co. 4.95% 2050	600	618
	PG&E Corp. 5.00% 2028	2,880	2,916
	PG&E Corp. 5.25% 2030	2,345	2,374
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	252	249

American Funds Insurance Series 205

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Talen Energy Corp. 10.50% 2026[1]	$ 3,768	$2,729
(continued)	Talen Energy Corp. 7.25% 2027[1]	2,973	2,778
	Talen Energy Corp. 6.625% 2028[1]	130	119
	Talen Energy Supply, LLC 7.625% 2028[1]	1,699	1,592
	Vistra Operations Co. LLC 3.55% 2024[1]	231	244
	Vistra Operations Co. LLC 4.375% 2029[1]	400	403

			30,014

	Total corporate bonds, notes & loans		931,843

U.S. Treasury bonds & notes 0.11%
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	1,025	1,124

inflation-protected
securities
0.11%

Municipals 0.00%
Puerto Rico	Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5

0.00%	Total bonds, notes & other debt instruments (cost: $906,669,000)		932,972

Convertible bonds & notes 0.35%
Communication	Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	190	337
services	DISH DBS Corp., convertible notes, 3.375% 2026	635	650
0.14%	Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	430	482

			1,469

Industrials	American Airlines Group, Inc., convertible notes, 6.50% 2025	183	288
0.08%	Southwest Airlines Co., convertible notes, 1.25% 2025	403	612

			900

Information	Sabre GLBL, Inc., convertible notes, 4.00% 2025	390	712

technology
0.07%

Consumer	NCL Corp., Ltd., convertible notes, 5.375% 2025[1]	155	283
discretionary	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	200	273

0.05%			556

Energy	Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)[1,5,7,8]	70	70

0.01%	Total convertible bonds & notes (cost: $2,724,000)		3,707

Convertible stocks 0.08%		Shares
Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[1]	411	519

0.05%

Utilities	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	340

0.03%	Total convertible stocks (cost: $717,000)		859

206 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Common stocks 5.62%		Shares	Value (000)
Health care	Rotech Healthcare, Inc.[7,8,11,12]	201,793	$21,693

2.02%

Energy	Chesapeake Energy Corp.	157,546	8,180
1.99%	Chesapeake Energy Corp.[1,7]	844	42
	Oasis Petroleum, Inc.	42,568	4,280
	Denbury, Inc.[11]	32,880	2,525
	Extraction Oil & Gas, Inc.[11]	29,821	1,637
	Extraction Oil & Gas, Inc.[1,7,11,12]	8,511	449
	Weatherford International[11]	99,159	1,805
	Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	1,260
	Diamond Offshore Drilling, Inc.[11]	82,188	522
	Diamond Offshore Drilling, Inc.[1,7,8,11]	28,784	153
	California Resources Corp.[11]	17,202	518
	McDermott International, Ltd.[11]	107,875	53
	Mesquite Energy, Inc.[7,8,11]	3,558	21
	Tapstone Energy, LLC[1,7,8,11]	14,603	—	[13]

			21,445

Industrials	New AMI I, LLC[7,8,11]	949,277	8,259

0.77%

Consumer	MYT Holding Co., Class B7,11	608,846	3,379
discretionary	NMG Parent LLC[7,11]	14,350	1,937
0.51%	NMG Parent LLC[1,7,11]	1,615	194

			5,510

Materials	Hexion Holdings Corp., Class B11	81,939	1,475

0.14%

Financials	Jonah Energy Parent LLC[7,8,11]	38,716	581
0.09%	Navient Corp.	20,000	386

			967

Communication	iHeartMedia, Inc., Class A11	22,639	610

services
0.06%

Information	MoneyGram International, Inc.[11]	41,400	417

technology	Total common stocks (cost: $34,018,000)		60,376

0.04%

Preferred securities 0.27%
Consumer	MYT Holding LLC, Series A, preferred shares	2,095,904	2,143

discretionary
0.20%

Industrials	ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	1,022	719

0.07%	Total preferred securities (cost: $2,933,000)		2,862

American Funds Insurance Series 207

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Rights & warrants 0.13%		Shares	Value (000)
Energy	Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	14,962	$357
0.07%	Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	12,565	338
	Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	4,376	91
	Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,11]	2,894	—	[13]

			786

Consumer	NMG Parent LLC, warrants, expire 2027[7,11]	27,111	620

discretionary	Total rights & warrants (cost: $2,471,000)		1,406

0.06%

Short-term securities 5.83%
Money market investments 5.83%
	Capital Group Central Cash Fund 0.04%[14,15]	626,652	62,665

	Total short-term securities (cost: $62,664,000)		62,665

	Total investment securities 99.15% (cost: $1,012,196,000)		1,064,847
	Other assets less liabilities 0.85%		9,158

	Net assets 100.00%		$1,074,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [16]	Value at 6/30/2021 (000) [17]	Unrealized depreciation at 6/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	248	October 2021	$49,600	$54,639	$(93)
10 Year Ultra U.S. Treasury Note Futures	Short	24	September 2021	(2,400)	(3,533)	(57)
10 Year U.S. Treasury Note Futures	Short	284	September 2021	(28,400)	(37,630)	(84)
						$(234)

Swap contracts

Credit default swaps

  Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$50,074	$(5,109)	$(4,890)	$(219)

Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%14	$33,493	$302,652	$273,478	$1	$(3)	$62,665	$12

208 American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

1 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $651,007,000, which represented 60.61% of the net assets of the fund.

2 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,965,000, which represented 2.70% of the net assets of the fund.

3 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4 Scheduled interest and/or principal payment was not received.

5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6 Step bond; coupon rate may change at a later date.

7 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $44,114,000, which represented 4.11% of the net assets of the fund.

8 Value determined using significant unobservable inputs.

9 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $412,000, which represented .04% of the net assets of the fund.

10 Index-linked bond whose principal amount moves with a government price index.

11 Security did not produce income during the last 12 months.

12 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

13 Amount less than one thousand.

14 Rate represents the seven-day yield at 6/30/2021.

15 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

16 Notional amount is calculated based on the number of contracts and notional contract size.

17 Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,693	2.02%

Ascent Resources - Utica LLC, Class A	11/15/2016	302	1,260	.12

Extraction Oil & Gas, Inc.	1/20/2021	215	449	.04

Total private placement securities		$4,848	$23,402	2.18%

Key to abbreviations and symbol

Auth. = Authority

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

Rev. = Revenue

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 209

American Funds Mortgage Fund
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 79.12%		Principal amount (000)		Value (000)
Mortgage-backed obligations 57.66%
Federal agency	Fannie Mae Pool #AS7638 2.50% 2031[1]	$ 853		$893
mortgage-backed	Fannie Mae Pool #695412 5.00% 2033[1]	—	[2]	—	[2]
obligations	Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
50.51%	Fannie Mae Pool #256583 5.00% 2036[1,3]	34		36
	Fannie Mae Pool #889101 1.631% 2038[1,4]	32		33
	Fannie Mae Pool #964279 2.485% 2038[1,4]	31		32
	Fannie Mae Pool #964708 2.765% 2038[1,4]	4		4
	Fannie Mae Pool #AC0794 5.00% 2039[1]	8		10
	Fannie Mae Pool #931768 5.00% 2039[1]	2		2
	Fannie Mae Pool #AL9335 2.289% 2040[1,4]	1,184		1,256
	Fannie Mae Pool #932606 5.00% 2040[1]	4		5
	Fannie Mae Pool #MA4333 2.00% 2041[1]	24		24
	Fannie Mae Pool #MA4387 2.00% 2041[1]	22		22
	Fannie Mae Pool #MA4364 2.00% 2041[1]	7		7
	Fannie Mae Pool #AL9327 2.164% 2041[1,4]	1,109		1,175
	Fannie Mae Pool #AL9326 2.199% 2041[1,4]	1,453		1,539
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		8
	Fannie Mae Pool #AE1248 5.00% 2041[1]	11		13
	Fannie Mae Pool #AE1274 5.00% 2041[1]	8		9
	Fannie Mae Pool #AE1277 5.00% 2041[1]	5		6
	Fannie Mae Pool #AE1283 5.00% 2041[1]	3		3
	Fannie Mae Pool #AE1290 5.00% 2042[1]	6		6
	Fannie Mae Pool #AT3954 3.50% 2043[1]	4		4
	Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
	Fannie Mae Pool #AY1829 3.50% 2044[1]	4		4
	Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	58		63
	Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
	Fannie Mae Pool #BM4488 3.381% 2048[1,4]	622		650
	Fannie Mae Pool #BK6840 4.00% 2048[1]	38		41
	Fannie Mae Pool #BK5232 4.00% 2048[1]	30		32
	Fannie Mae Pool #BK9743 4.00% 2048[1]	11		12
	Fannie Mae Pool #BK9761 4.50% 2048[1]	8		9
	Fannie Mae Pool #BJ8402 3.544% 2049[1,4]	128		133
	Fannie Mae Pool #CA5496 3.00% 2050[1]	2,962		3,157
	Fannie Mae Pool #CB0041 3.00% 2051[1]	242		260
	Fannie Mae Pool #BF0379 3.50% 2059[1]	211		229
	Fannie Mae Pool #BF0497 3.00% 2060[1]	71		75
	Fannie Mae Pool #BF0481 3.50% 2060[1]	241		262
	Freddie Mac Pool #A18781 5.00% 2034[1,3]	819		935
	Freddie Mac Pool #C91883 4.00% 2036[1,3]	2,923		3,186
	Freddie Mac Pool #840222 2.386% 2040[1,4]	328		348
	Freddie Mac Pool #RB5118 2.00% 2041[1]	72		74
	Freddie Mac Pool #Q15874 4.00% 2043[1]	2		2
	Freddie Mac Pool #760014 2.977% 2045[1,4]	580		606
	Freddie Mac Pool #760012 3.109% 2045[1,4]	52		54
	Freddie Mac Pool #760013 3.182% 2045[1,4]	34		36
	Freddie Mac Pool #760015 2.679% 2047[1,4]	104		109
	Freddie Mac Pool #Q52069 3.50% 2047[1]	44		47
	Freddie Mac Pool #Q47615 3.50% 2047[1]	27		29
	Freddie Mac Pool #Q56599 4.00% 2048[1]	46		50
	Freddie Mac Pool #Q56175 4.00% 2048[1]	34		37
	Freddie Mac Pool #Q55971 4.00% 2048[1]	32		35
	Freddie Mac Pool #Q55970 4.00% 2048[1]	13		14
	Freddie Mac Pool #Q58411 4.50% 2048[1]	93		103
	Freddie Mac Pool #Q58436 4.50% 2048[1]	41		45
	Freddie Mac Pool #Q58378 4.50% 2048[1]	33		36
	Freddie Mac Pool #Q57242 4.50% 2048[1]	28		30
	Freddie Mac Pool #RA1339 3.00% 2049[1]	2,327		2,449
	Freddie Mac Pool #QA2748 3.50% 2049[1]	28		30
	Freddie Mac Pool #SD8158 3.50% 2051[1]	84		88

210	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD8164 3.50% 2051[1]	$ 62	$66
mortgage-backed obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,087	1,137
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,086	1,136
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	865	905
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	124	134
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	660	705
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,003	4,312
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,240	2,354
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,784	1,947
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	982	1,071
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	39	43
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	24	26
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	5,165	5,463
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,432	1,500
	Government National Mortgage Assn. 2.00% 2051[1,5]	12,480	12,688
	Government National Mortgage Assn. 2.50% 2051[1,5]	7,496	7,744
	Government National Mortgage Assn. 3.00% 2051[1,5]	3,032	3,163
	Government National Mortgage Assn. 3.00% 2051[1,5]	800	835
	Government National Mortgage Assn. 3.50% 2051[1,5]	37	39
	Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	925	1,000
	Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	576	615
	Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	578	617
	Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	58	60
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	116	133
	Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	88	90
	Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	28	30
	Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	177	193
	Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	143	161
	Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	238	245
	Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	207	212
	Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	140	147
	Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	234	246
	Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	94	99
	Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	525	574
	Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,352	1,516
	Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	340	354
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	521	557
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	230	246
	Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1]	3,118	3,275
	Government National Mortgage Assn. Pool #AO0409 4.589% 2065[1]	185	200
	Government National Mortgage Assn. Pool #AO0461 4.604% 2065[1]	101	109
	Government National Mortgage Assn. Pool #AN1825 4.614% 2065[1]	330	355
	Government National Mortgage Assn. Pool #AO0385 4.512% 2066[1]	732	796
	Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
	Uniform Mortgage-Backed Security 1.50% 2036[1,5]	500	506
	Uniform Mortgage-Backed Security 2.00% 2036[1,5]	38,830	39,996
	Uniform Mortgage-Backed Security 2.50% 2036[1,5]	300	313
	Uniform Mortgage-Backed Security 2.00% 2051[1,5]	23,844	23,981

American Funds Insurance Series 211

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Uniform Mortgage-Backed Security 2.50% 2051[1,5]	$ 3,341	$3,442
mortgage-backed	Uniform Mortgage-Backed Security 2.50% 2051[1,5]	131	135
obligations	Uniform Mortgage-Backed Security 3.00% 2051[1,5]	6,339	6,598
(continued)	Uniform Mortgage-Backed Security 3.00% 2051[1,5]	2,704	2,817
	Uniform Mortgage-Backed Security 3.50% 2051[1,5]	10,938	11,514
	Uniform Mortgage-Backed Security 4.00% 2051[1,5]	77	82
	Uniform Mortgage-Backed Security 4.50% 2051[1,5]	2,938	3,164

			168,011

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,4,6]	868	874
mortgage-backed	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	348	349
obligations (privately	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	611	612
originated)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	1,531	1,533
6.60%	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	684	695
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	349	357
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,4,6]	750	751
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,4,6]	583	584
	Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,4,6]	809	810
	Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,210	1,211
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[1,4,6]	750	751
	MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,4,6]	1,625	1,627
	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,6]	3,375	3,377
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	220	220
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	266	267
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,021	1,024
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	192	195
	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,4,6]	768	766
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	619	618
	Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[1,4,6]	3,950	3,956
	Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,4,6]	375	375
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	337	343
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,4,6]	24	24
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	626	634

			21,953

Commercial	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,4,6]	1,174	1,176
mortgage-backed securities	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,4,6]	370	371
0.55%	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[1,4,6]	273	274

			1,821

	Total mortgage-backed obligations		191,785

212 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 17.63%
U.S. Treasury	U.S. Treasury 0.125% 2023	$ 650	$649
13.04%	U.S. Treasury 0.125% 2023	175	175
	U.S. Treasury 0.375% 2025	490	481
	U.S. Treasury 0.375% 2025	200	196
	U.S. Treasury 0.50% 2026	1,750	1,724
	U.S. Treasury 0.75% 2026	8,122	8,087
	U.S. Treasury 0.75% 2026	250	248
	U.S. Treasury 0.75% 2028	555	540
	U.S. Treasury 1.125% 2028	2,000	1,994
	U.S. Treasury 1.25% 2028	6,475	6,501
	U.S. Treasury 0.625% 2030	1,000	932
	U.S. Treasury 0.875% 2030	350	333
	U.S. Treasury 1.125% 2031	2,525	2,451
	U.S. Treasury 1.375% 2040	380	341
	U.S. Treasury 1.875% 2041	1,750	1,712
	U.S. Treasury 1.25% 2050	6,630	5,402
	U.S. Treasury 1.375% 2050	6,000	5,046
	U.S. Treasury 1.625% 2050[3]	6,565	5,882
	U.S. Treasury 2.375% 2051	640	683

			43,377

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	1,537	1,606
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,855	1,974
securities	U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	265	280
4.59%	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,129	1,214
	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	304	328
	U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	861	928
	U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	1,076	1,159
	U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	3,846	4,235
	U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	134	202
	U.S. Treasury Inflation-Protected Security 0.75% 2042[3,7]	1,327	1,609
	U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,300	1,743

			15,278

	Total U.S. Treasury bonds & notes		58,655

Asset-backed obligations 3.40%
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[1,4,6]	250	250
	ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[1,4,6]	250	250
	Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[1,4,6]	250	250
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	100	100
	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
	Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[1,4,6]	250	250
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	539	548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	104	106
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	842	849
	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	275	276
	Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	1,000	1,013
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,6]	194	193
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	536	538
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,6]	285	286
	Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250

American Funds Insurance Series 213

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	$ 213	$213
	Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]	224	224
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	457	458
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	547	548
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,6]	1,550	1,556
	Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[1,4,6]	250	250
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,6]	594	598
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,6]	119	121
	Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[1,4,6]	371	371
	Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[1,4,6]	250	250
	Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,4,6]	250	250
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]	111	109
	Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[1,4,6]	250	250
	Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[1,4,6]	250	250
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[1,4,6]	250	250

			11,302

Bonds & notes of governments & government agencies outside the U.S. 0.26%
	Asian Development Bank 1.00% 2026	592	594
	Canada 0.75% 2026	275	273

			867

Federal agency bonds & notes 0.09%
	Fannie Mae 0.875% 2030	300	285

Corporate bonds, notes & loans 0.08%
Communication	SBA Tower Trust 1.631% 2026[6]	253	253

services
0.08%	Total bonds, notes & other debt instruments (cost: $262,798,000)		263,147

Short-term securities 53.64%	Weighted average yield at acquisition
Federal agency bills & notes 27.04%
Fannie Mae 8/18/2021	0.005%	7,236	7,235
Federal Farm Credit Banks 8/11/2021	0.040	3,000	3,000
Federal Farm Credit Banks 10/25/2021	0.030	3,600	3,599
Federal Farm Credit Banks 10/27/2021	0.030	4,900	4,899
Federal Home Loan Bank 7/7/2021	0.020	6,000	6,000
Federal Home Loan Bank 7/9/2021	0.018	4,000	4,000
Federal Home Loan Bank 7/28/2021	0.015	4,000	4,000
Federal Home Loan Bank 7/30/2021	0.009	6,000	6,000
Federal Home Loan Bank 8/11/2021	0.014	15,300	15,299
Federal Home Loan Bank 8/13/2021	0.017	12,000	11,999
Federal Home Loan Bank 8/18/2021	0.009	8,000	7,999
Federal Home Loan Bank 8/27/2021	0.019	5,000	4,999
Federal Home Loan Bank 9/2/2021	0.014	5,000	4,999
Tennessee Valley Authority 7/21/2021	0.009	5,900	5,900

			89,928

214 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 25.10%
Amazon.com, Inc. 7/12/2021[6]	0.030%	$9,000	$9,000
Apple Inc. 7/13/2021[6]	0.020	7,000	7,000
Apple Inc. 7/14/2021[6]	0.020	2,500	2,500
BofA Securities, Inc. 9/17/2021[6]	0.120	4,800	4,799
CAFCO, LLC 7/15/2021[6]	0.130	9,000	9,000
Canadian Imperial Bank of Commerce 7/1/2021[6]	0.050	6,900	6,900
Chariot Funding, LLC 8/13/2021[6]	0.090	9,500	9,499
Chevron Corp. 7/13/2021[6]	0.040	7,500	7,500
Chevron Corp. 8/23/2021[6]	0.040	2,000	2,000
Exxon Asset Management Co. 7/26/2021	0.040	8,600	8,599
ExxonMobil Corp. 7/22/2021	0.060	600	600
Paccar Financial Corp. 7/6/2021	0.050	1,000	1,000
Paccar Financial Corp. 8/26/2021	0.090	5,600	5,599
Procter & Gamble Co. 7/12/2021[6]	0.060	9,500	9,500

			83,496

U.S. Treasury bills 1.50%
U.S. Treasury 9/28/2021	0.020	5,000	4,999

Total short-term securities (cost: $178,429,000)			178,423

Total investment securities 132.76% (cost: $441,227,000)			441,570
Other assets less liabilities (32.76)%			(108,969)

Net assets 100.00%			$332,601

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 6/30/2021[9] (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	25	October 2021	$2,500	$3,086	$(10)
10 Year U.S. Treasury Note Futures	Long	73	September 2021	7,300	9,672	28
10 Year Ultra U.S. Treasury Note Futures	Short	95	September 2021	(9,500)	(13,984)	(222)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	17
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2021	(500)	(964)	(38)

						$(225)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$ 267	$22	$ 245
3-month USD-LIBOR	0.32%	9/23/2025	3,600	75	–	75
3-month USD-LIBOR	0.81%	7/28/2045	5,700	1,092	16	1,076
3-month USD-LIBOR	0.811%	7/27/2050	3,000	676	–	676

					$38	$2,072

American Funds Insurance Series 215

American Funds Mortgage Fund (continued)

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 Amount less than one thousand.

3 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,455,000, which represented .44% of the net assets of the fund.

4 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

5 Purchased on a TBA basis.

6 Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,832,000, which represented 30.92% of the net assets of the fund.

7 Index-linked bond whose principal amount moves with a government price index.

8 Notional amount is calculated based on the number of contracts and notional contract size.

9 Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

216 American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2021	unaudited

Short-term securities 97.65%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 73.38%
Alberta (Province of) 8/25/2021[1]	0.080%	$ 4,000	$3,999
Amazon.com, Inc. 7/12/2021[1]	0.030	10,000	10,000
Australia & New Zealand Banking Group, Ltd. 8/11/2021[1]	0.090	10,000	9,999
Bank of Montreal 9/8/2021	0.070	10,000	9,998
BNG Bank NV 7/16/2021[1]	0.044	3,500	3,500
BNG Bank NV 8/10/2021[1]	0.060	6,690	6,689
British Columbia (Province of) 8/16/2021	0.040	9,600	9,599
CAFCO, LLC 7/15/2021[1]	0.060	7,500	7,500
Caisse d’Amortissement de la Dette Sociale 8/23/2021	0.140	7,000	6,999
Chariot Funding, LLC 7/12/2021[1]	0.139	10,000	10,000
Chevron Corp. 7/26/2021[1]	0.040	10,000	9,999
DBS Bank Ltd. 7/6/2021[1]	0.120	6,300	6,300
Denmark (Kingdom of) 7/13/2021	0.030	5,100	5,100
Denmark (Kingdom of) 7/16/2021	0.060	5,000	5,000
DNB Bank ASA 7/7/2021[1]	0.125	8,000	8,000
Export Development Canada 8/3/2021	0.070	9,200	9,199
FMS Wertmanagement 8/16/2021[1]	0.065	8,000	7,999
Hydro-Québec 9/27/2021[1]	0.070	5,500	5,499
L’Oréal USA, Inc. 7/12/2021[1]	0.027	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 7/8/2021[1]	0.129	10,000	10,000
Nestlé Finance International Ltd. 8/9/2021[1]	0.059	5,000	5,000
Novartis Finance Corp. 8/2/2021[1]	0.050	5,000	5,000
Novartis Finance Corp. 8/9/2021[1]	0.060	4,500	4,500
NRW.Bank 7/21/2021[1]	0.058	10,000	9,999
Roche Holdings, Inc. 7/16/2021[1]	0.035	10,000	10,000
Starbird Funding Corp. 7/1/2021[1]	0.070	2,000	2,000
Sumitomo Mitsui Banking Corp. 7/19/2021[1]	0.040	9,400	9,400
Thunder Bay Funding, LLC 7/8/2021[1]	0.060	10,000	10,000
Total Capital Canada Ltd. 8/30/2021[1]	0.080	8,350	8,349
Toyota Industries Commercial Finance, Inc. 8/27/2021[1]	0.069	10,000	9,999
Toyota Motor Credit Corp. 7/28/2021	0.050	6,500	6,500
Unilever Capital Corp. 9/14/2021[1]	0.029	10,000	9,998
Victory Receivables Corp. 8/27/2021[1]	0.080	3,300	3,299

			249,423

U.S. Treasury bills 15.21%
U.S. Treasury 7/6/2021	0.007	9,800	9,800
U.S. Treasury 7/22/2021	0.012	6,900	6,900
U.S. Treasury 8/5/2021	0.016	10,000	10,000
U.S. Treasury 8/12/2021	0.012	10,000	9,999
U.S. Treasury 8/19/2021	0.013	15,000	14,999

			51,698

Federal agency bills & notes 9.06%
Fannie Mae 9/1/2021	0.015	5,000	4,999
Federal Farm Credit Banks 9/21/2021	0.020	5,100	5,099
Federal Home Loan Bank 7/7/2021	0.005	5,000	5,000
Federal Home Loan Bank 7/30/2021	0.010	9,400	9,400

American Funds Insurance Series	217

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/11/2021	0.013%	$ 5,000	$5,000
Federal Home Loan Bank 8/18/2021	0.009	500	500
Federal Home Loan Bank 9/1/2021	0.050	800	800

			30,798

Total short-term securities (cost: $331,925,000)			331,919

Total investment securities 97.65% (cost: $331,925,000)			331,919
Other assets less liabilities 2.35%			7,978

Net assets 100.00%			$339,897

1 Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $197,028,000, which represented 57.97% of the net assets of the fund.

See notes to financial statements.

218 American Funds Insurance Series

U.S. Government Securities Fund

(formerly U.S. Government/AAA-Rated Securities Fund)
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 81.88%		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 51.67%
U.S. Treasury	U.S. Treasury 2.00% 2021	$ 2,000		$2,013
29.50%	U.S. Treasury 1.375% 2022	1,100		1,108
	U.S. Treasury 1.75% 2022	3,000		3,046
	U.S. Treasury 2.125% 2023	—	[1]	—	[1]
	U.S. Treasury 2.875% 2023	5,000		5,306
	U.S. Treasury 0.375% 2024	5,000		4,994
	U.S. Treasury 0.25% 2025	39,515		38,769
	U.S. Treasury 0.25% 2025	4,000		3,916
	U.S. Treasury 0.375% 2025	78,000		76,523
	U.S. Treasury 0.375% 2025	10,000		9,820
	U.S. Treasury 0.75% 2026	34,375		34,202
	U.S. Treasury 0.75% 2026	3,943		3,925
	U.S. Treasury 0.75% 2026	1,250		1,243
	U.S. Treasury 0.875% 2026	24,450		24,441
	U.S. Treasury 1.625% 2026	10,000		10,356
	U.S. Treasury 0.50% 2027	5,314		5,124
	U.S. Treasury 1.125% 2028	450		449
	U.S. Treasury 1.25% 2028	22,514		22,604
	U.S. Treasury 1.25% 2028	3,600		3,606
	U.S. Treasury 0.625% 2030	1,175		1,095
	U.S. Treasury 0.875% 2030	36,395		34,606
	U.S. Treasury 1.125% 2031	57,000		55,332
	U.S. Treasury 1.625% 2031	10,000		10,156
	U.S. Treasury 1.125% 2040	9,875		8,487
	U.S. Treasury 1.125% 2040	7,000		6,038
	U.S. Treasury 1.875% 2041	7,625		7,458
	U.S. Treasury 2.50% 2046	5,400		5,841
	U.S. Treasury 2.50% 2046	3,900		4,219
	U.S. Treasury 2.875% 2046	2,700		3,128
	U.S. Treasury 2.25% 2049	2,450		2,533
	U.S. Treasury 2.375% 2049	13,000		13,816
	U.S. Treasury 2.875% 2049	26,000		30,389
	U.S. Treasury 3.00% 2049[2]	4,800		5,735
	U.S. Treasury 1.25% 2050	35,400		28,845
	U.S. Treasury 1.375% 2050	56,500		47,521
	U.S. Treasury 1.625% 2050[2]	72,330		64,811
	U.S. Treasury 1.875% 2051	21,902		20,860
	U.S. Treasury 2.375% 2051	4,948		5,281

				607,596

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	6,252		6,394
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	14,738		15,401
securities	U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	18,814		20,017
22.17%	U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	101,393		107,265
	U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	31,477		33,951
	U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	6,946		7,471
	U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	5,130		5,532
	U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	6,525		7,029
	U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	89,913		97,906
	U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	20,722		22,873
	U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	6,380		7,009
	U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	76,816		84,580
	U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	378		568
	U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	9,677		11,729
	U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	7,083		8,437

American Funds Insurance Series	219

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	$ 4,987		$6,686
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	328		370
securities	U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	12,161		13,331

(continued)				456,549

	Total U.S. Treasury bonds & notes			1,064,145

Mortgage-backed obligations 17.31%
Federal agency	Fannie Mae Pool #257104 6.50% 2028[4]	66		74
mortgage-backed	Fannie Mae Pool #695412 5.00% 2033[4]	1		1
obligations	Fannie Mae Pool #AD3566 5.00% 2035[4]	8		9
17.31%	Fannie Mae Pool #MA2746 4.00% 2036[4]	2,006		2,186
	Fannie Mae Pool #MA2588 4.00% 2036[4]	1,042		1,131
	Fannie Mae Pool #256860 6.50% 2037[4]	17		20
	Fannie Mae Pool #888698 7.00% 2037[4]	40		47
	Fannie Mae Pool #256828 7.00% 2037[4]	3		3
	Fannie Mae Pool #970343 6.00% 2038[4]	15		16
	Fannie Mae Pool #AC0794 5.00% 2039[4]	34		39
	Fannie Mae Pool #931768 5.00% 2039[4]	6		7
	Fannie Mae Pool #932606 5.00% 2040[4]	17		19
	Fannie Mae Pool #AJ1873 4.00% 2041[4]	28		31
	Fannie Mae Pool #AI1862 5.00% 2041[4]	527		603
	Fannie Mae Pool #AI3510 5.00% 2041[4]	329		376
	Fannie Mae Pool #AJ0704 5.00% 2041[4]	287		328
	Fannie Mae Pool #AJ5391 5.00% 2041[4]	167		191
	Fannie Mae Pool #AE1248 5.00% 2041[4]	45		51
	Fannie Mae Pool #AE1277 5.00% 2041[4]	20		23
	Fannie Mae Pool #AE1283 5.00% 2041[4]	11		12
	Fannie Mae Pool #AE1290 5.00% 2042[4]	22		25
	Fannie Mae Pool #AT7161 3.50% 2043[4]	64		69
	Fannie Mae Pool #AT3954 3.50% 2043[4]	15		16
	Fannie Mae Pool #AT0300 3.50% 2043[4]	9		10
	Fannie Mae Pool #BM6240 2.201% 2044[4,5]	674		713
	Fannie Mae Pool #AY1829 3.50% 2044[4]	15		16
	Fannie Mae Pool #AW8240 3.50% 2044[4]	4		4
	Fannie Mae Pool #BE5017 3.50% 2045[4]	80		86
	Fannie Mae Pool #BE8740 3.50% 2047[4]	72		78
	Fannie Mae Pool #BE8742 3.50% 2047[4]	24		26
	Fannie Mae Pool #BH2848 3.50% 2047[4]	9		10
	Fannie Mae Pool #BH2847 3.50% 2047[4]	9		10
	Fannie Mae Pool #BH2846 3.50% 2047[4]	10		10
	Fannie Mae Pool #BJ5015 4.00% 2047[4]	232		252
	Fannie Mae Pool #BH3122 4.00% 2047[4]	5		6
	Fannie Mae Pool #BM3788 3.50% 2048[4]	4,641		5,028
	Fannie Mae Pool #BJ4901 3.50% 2048[4]	51		55
	Fannie Mae Pool #BK6840 4.00% 2048[4]	151		164
	Fannie Mae Pool #BK5232 4.00% 2048[4]	119		129
	Fannie Mae Pool #BK9743 4.00% 2048[4]	45		49
	Fannie Mae Pool #CA1909 4.50% 2048[4]	37		40
	Fannie Mae Pool #BK9761 4.50% 2048[4]	31		34
	Fannie Mae Pool #CA4151 3.50% 2049[4]	755		824
	Fannie Mae Pool #FM1062 3.50% 2049[4]	655		713
	Fannie Mae Pool #FM1443 3.50% 2049[4]	491		527
	Fannie Mae Pool #BJ8411 3.50% 2049[4]	157		170
	Fannie Mae Pool #FM2179 3.00% 2050[4]	6,197		6,595
	Fannie Mae Pool #FM3834 4.50% 2050[4]	1,713		1,839
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—	[1]	—	[1]
	Fannie Mae, Series 2001-4, Class NA, 9.005% 2025[4,5]	—	[1]	—	[1]
	Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	358		361

220 American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	$ 367	$371
mortgage-backed	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[4,5]	541	567
obligations	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[4,5]	1,092	1,161
(continued)	Freddie Mac Pool #1H1354 2.446% 2036[4,5]	102	110
	Freddie Mac Pool #C03518 5.00% 2040[4]	457	519
	Freddie Mac Pool #G06459 5.00% 2041[4]	1,000	1,146
	Freddie Mac Pool #841039 2.213% 2043[4,5]	652	692
	Freddie Mac Pool #Q19133 3.50% 2043[4]	41	45
	Freddie Mac Pool #Q17696 3.50% 2043[4]	40	43
	Freddie Mac Pool #Q23190 4.00% 2043[4]	222	245
	Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
	Freddie Mac Pool #Q28558 3.50% 2044[4]	262	282
	Freddie Mac Pool #760014 2.977% 2045[4,5]	464	485
	Freddie Mac Pool #Q52069 3.50% 2047[4]	119	129
	Freddie Mac Pool #Q47615 3.50% 2047[4]	73	79
	Freddie Mac Pool #Q54701 3.50% 2048[4]	79	85
	Freddie Mac Pool #Q54709 3.50% 2048[4]	76	82
	Freddie Mac Pool #Q54782 3.50% 2048[4]	66	72
	Freddie Mac Pool #Q54700 3.50% 2048[4]	66	71
	Freddie Mac Pool #Q54781 3.50% 2048[4]	58	63
	Freddie Mac Pool #Q56590 3.50% 2048[4]	37	40
	Freddie Mac Pool #Q56589 3.50% 2048[4]	33	36
	Freddie Mac Pool #Q54699 3.50% 2048[4]	32	35
	Freddie Mac Pool #Q54698 3.50% 2048[4]	25	27
	Freddie Mac Pool #Q54831 3.50% 2048[4]	23	25
	Freddie Mac Pool #G67711 4.00% 2048[4]	2,154	2,359
	Freddie Mac Pool #Q56599 4.00% 2048[4]	183	200
	Freddie Mac Pool #Q56175 4.00% 2048[4]	135	147
	Freddie Mac Pool #Q55971 4.00% 2048[4]	127	139
	Freddie Mac Pool #Q58411 4.50% 2048[4]	373	412
	Freddie Mac Pool #Q58436 4.50% 2048[4]	164	182
	Freddie Mac Pool #Q58378 4.50% 2048[4]	131	142
	Freddie Mac Pool #Q57242 4.50% 2048[4]	111	121
	Freddie Mac Pool #ZT0522 4.50% 2048[4]	40	43
	Freddie Mac Pool #ZS4774 4.50% 2048[4]	37	41
	Freddie Mac Pool #RA1463 3.50% 2049[4]	528	576
	Freddie Mac Pool #QA0284 3.50% 2049[4]	305	330
	Freddie Mac Pool #RA1580 3.50% 2049[4]	271	296
	Freddie Mac Pool #QA2748 3.50% 2049[4]	75	82
	Freddie Mac Pool #RA2236 4.50% 2049[4]	531	573
	Freddie Mac Pool #SD8158 3.50% 2051[4]	519	548
	Freddie Mac Pool #SD8164 3.50% 2051[4]	388	411
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.501% 2023[4,5]	5	5
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	144	146
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	715	730
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	200	209
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,715
	Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,905
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,467
	Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	5,028
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	822
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	7,234	7,564
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	6,650	6,954
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	6,544	6,846
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	2,050	2,175

American Funds Insurance Series 221

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	$ 407	$439
obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	2,163	2,310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	3,833	4,128
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	6,624	7,227
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	4,811	5,057
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	2,405	2,625
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	993	1,042
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	4,167	4,392
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,437	2,660
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,206	1,270
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	925	1,009
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	524	571
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,711	4,949
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	29,703	31,414
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	7,013	7,346
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	8,773	9,222
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	2,840	2,901
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	526
	Government National Mortgage Assn. 2.00% 2051[4,6]	1,260	1,281
	Government National Mortgage Assn. 2.50% 2051[4,6]	16,408	16,951
	Government National Mortgage Assn. 3.00% 2051[4,6]	987	1,030
	Government National Mortgage Assn. 3.00% 2051[4,6]	313	327
	Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	98	111
	Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	29
	Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	13	15
	Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	131	156
	Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	228	272
	Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	264	305
	Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	116	133
	Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,656	4,244
	Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	735	799
	Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,349	1,503
	Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	27	28
	Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	930	999
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	6,729	7,182
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	3,010	3,219
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	527	562
	Uniform Mortgage-Backed Security 1.50% 2036[4,6]	11,765	11,870
	Uniform Mortgage-Backed Security 2.00% 2036[4,6]	32,035	33,045
	Uniform Mortgage-Backed Security 2.00% 2051[4,6]	5,696	5,728
	Uniform Mortgage-Backed Security 2.50% 2051[4,6]	19,826	20,424

222 American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Uniform Mortgage-Backed Security 2.50% 2051[4,6]	$ 548	$566
mortgage-backed	Uniform Mortgage-Backed Security 3.00% 2051[4,6]	710	739
obligations	Uniform Mortgage-Backed Security 3.00% 2051[4,6]	392	409
(continued)	Uniform Mortgage-Backed Security 3.50% 2051[4,6]	75,456	79,431
	Uniform Mortgage-Backed Security 4.50% 2051[4,6]	2,290	2,466

			356,523

Federal agency bonds & notes 12.90%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	439	460
	Fannie Mae 1.25% 2021	2,900	2,904
	Fannie Mae 2.875% 2023	36,000	38,050
	Fannie Mae 0.625% 2025	10,000	9,990
	Fannie Mae 0.75% 2027	2,900	2,829
	Fannie Mae 0.875% 2030	8,600	8,157
	Fannie Mae 7.125% 2030	2,000	2,925
	Federal Farm Credit Banks 0.375% 2022	1,500	1,504
	Federal Home Loan Bank 3.375% 2023	16,715	17,837
	Federal Home Loan Bank 3.25% 2028	6,500	7,382
	Federal Home Loan Bank 5.50% 2036	300	442
	Private Export Funding Corp. 3.266% 2021[7]	34,000	34,379
	Private Export Funding Corp. 3.55% 2024	3,190	3,436
	Private Export Funding Corp. 1.40% 2028	3,000	3,002
	Tennessee Valley Authority 0.75% 2025	1,800	1,802
	Tennessee Valley Authority 2.875% 2027	5,000	5,482
	Tennessee Valley Authority 4.65% 2035	1,780	2,346
	Tennessee Valley Authority 5.88% 2036	875	1,298
	Tennessee Valley Authority, Series A, 4.625% 2060	250	370
	TVA Southaven 3.846% 2033	1,057	1,173
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,408
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,542
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,928
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,489	2,861
	U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,506
	U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,223
	U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,757
	U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,149
	U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,577
	U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,412
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,829
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,819
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,332
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,149
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,858
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,655
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,651
	U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,549
	U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,211
	U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	700
	U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	813	932
	U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	665	762

			265,578

	Total bonds, notes & other debt instruments (cost: $1,676,931,000)		1,686,246

American Funds Insurance Series 223

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 24.38%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 16.62%
Amazon.com, Inc. 7/12/2021[7]	0.030%	$ 41,000	$41,000
Amazon.com, Inc. 7/21/2021[7]	0.050	7,620	7,620
Apple Inc. 7/8/2021[7]	0.040	14,300	14,300
Apple Inc. 9/2/2021[7]	0.050	22,000	21,999
CAFCO, LLC 7/15/2021[7]	0.130	15,000	14,999
Canadian Imperial Bank of Commerce 7/1/2021[7]	0.050	10,900	10,900
Chariot Funding, LLC 7/2/2021[7]	0.080	25,000	25,000
Chariot Funding, LLC 8/13/2021[7]	0.090	15,000	14,999
Chariot Funding, LLC 8/16/2021[7]	0.070	10,000	9,999
Chevron Corp. 7/6/2021[7]	0.040	15,000	15,000
Chevron Corp. 7/16/2021[7]	0.020	19,700	19,699
CRC Funding, LLC 7/7/2021[7]	0.140	10,000	10,000
CRC Funding, LLC 7/16/2021[7]	0.090	20,700	20,699
CRC Funding, LLC 8/5/2021[7]	0.120	15,000	14,999
ExxonMobil Corp. 7/22/2021	0.060	16,900	16,899
ExxonMobil Corp. 7/27/2021	0.030	15,200	15,199
Paccar Financial Corp. 7/7/2021	0.040	19,000	19,000
Paccar Financial Corp. 7/20/2021	0.050	20,000	19,999
Procter & Gamble Co. 7/15/2021[7]	0.060	30,000	29,999

			342,309

Federal agency bills & notes 7.76%
Federal Farm Credit Bank 7/29/2021	0.045	8,400	8,400
Federal Farm Credit Bank 8/25/2021	0.088	10,000	9,999
Federal Farm Credit Bank 9/8/2021	0.070	10,000	9,998
Federal Farm Credit Bank 11/24/2021	0.030	26,200	26,193
Federal Home Loan Bank 8/4/2021	0.015	14,800	14,799
Federal Home Loan Bank 8/11/2021	0.013	20,000	19,998
Federal Home Loan Bank 9/1/2021	0.020	31,200	31,197
Federal Home Loan Bank 9/22/2021	0.043	39,100	39,094

			159,678

Total short-term securities (cost: $501,997,000)			501,987

Total investment securities 106.26% (cost: $2,178,928,000)			2,188,233
Other assets less liabilities (6.26)%			(129,000)

Net assets 100.00%			$2,059,233

224 American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2021 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
90 Day Euro Dollar Futures	Short	252	September 2021	$(63,000)	$(62,912)	$(26)
90 Day Euro Dollar Futures	Long	252	June 2022	63,000	62,830	(26)
90 Day Euro Dollar Futures	Long	1,130	December 2022	282,500	281,031	62
90 Day Euro Dollar Futures	Long	1,642	June 2023	410,500	407,298	(876)
90 Day Euro Dollar Futures	Long	595	September 2023	148,750	147,262	(263)
90 Day Euro Dollar Futures	Short	2,237	December 2024	(559,250)	(550,610)	(139)
2 Year U.S. Treasury Note Futures	Short	447	October 2021	(89,400)	(98,483)	184
5 Year U.S. Treasury Note Futures	Short	287	October 2021	(28,700)	(35,424)	(30)
10 Year U.S. Treasury Note Futures	Short	201	September 2021	(20,100)	(26,633)	(60)
10 Year Ultra U.S. Treasury Note Futures	Short	1,304	September 2021	(130,400)	(191,953)	(2,843)
20 Year U.S. Treasury Bond Futures	Long	598	September 2021	59,800	96,129	2,485
30 Year Ultra U.S. Treasury Bond Futures	Long	4	September 2021	400	771	11

						$(1,521)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$181,639	$4,573	$4,586	$ (13)
1.2525%	U.S. EFFR	2/14/2023	156,941	2,805	3,206	(401)
0.241%	U.S. EFFR	3/1/2024	119,400	(368)	(132)	(236)
U.S. EFFR	0.11%	5/18/2024	97,600	647	554	93
U.S. EFFR	0.1275%	6/25/2025	20,100	387	376	11
U.S. EFFR	0.126%	6/25/2025	20,100	388	377	11
U.S. EFFR	0.106%	6/30/2025	22,492	451	445	6
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(1,289)	(1,285)	(4)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,135	980	155
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,134	979	155
2.925%	3-month USD-LIBOR	2/1/2028	12,800	917	793	124
2.92%	3-month USD-LIBOR	2/2/2028	12,200	871	753	118
U.S. EFFR	0.5385%	3/26/2030	49,000	2,474	3,354	(880)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	(1,168)	(1,736)	568
U.S. EFFR	0.666%	11/19/2030	15,500	715	1,035	(320)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(632)	(330)	(302)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(774)	(396)	(378)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(774)	(396)	(378)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(2,294)	(3,008)	714
3-month USD-LIBOR	0.81%	7/28/2045	87,600	16,778	21,538	(4,760)
2.037%	3-month USD-LIBOR	2/15/2047	60,000	3,747	–	3,747
3-month USD-LIBOR	0.811%	7/27/2050	52,500	11,825	15,036	(3,211)

					$46,729	$(5,181)

American Funds Insurance Series 225

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

1 Amount less than one thousand.

2 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,170,000, which represented .49% of the net assets of the fund.

3 Index-linked bond whose principal amount moves with a government price index.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

6 Purchased on a TBA basis.

7 Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,591,000, which represented 14.84% of the net assets of the fund.

8 Notional amount is calculated based on the number of contracts and notional contract size.

9 Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

226 American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2021	unaudited

Growth funds 84.84%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,290,664	$507,543

Total growth funds (cost: $382,191,000)		507,543

Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,264,731	59,544

Total fixed income funds (cost: $62,096,000)		59,544

Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	28,275,940	28,276

Total short-term securities (cost: $28,276,000)		28,276

Options purchased 0.37%
Options purchased*		2,241

Total options purchased (cost: $2,912,000)		2,241

Total investment securities 99.89% (cost: $475,475,000)		597,604
Other assets less liabilities 0.11%		676

Net assets 100.00%		$598,280

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	1,192	$5,123	$2,950.00	12/17/2021	$2,241

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	285	September 2021	$28,500		$ 35,178		$ (135)
S&P 500 E-mini Index Contracts	Long	105	September 2021	5		22,515		378

								$ 243

American Funds Insurance Series	227

Managed Risk Growth Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.84%
American Funds Insurance Series –
Growth Fund, Class 1	$452,559	$118,871	$57,898	$24,473	$(30,462)	$507,543	$616	$63,763

Fixed income funds 9.95%
American Funds Insurance Series –
The Bond Fund of America, Class 1[5]	84,922	26,193	48,237	(72)	(3,262)	59,544	134	2,341
Total 94.79%				$24,401	$(33,724)	$567,087	$750	$66,104

1 Rate represents the seven-day yield at 6/30/2021.

2 Notional amount is calculated based on the number of contracts and notional contract size.

3 Value is calculated based on the notional amount and current market price.

4 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

5 This fund changed its name during the reporting period.

See notes to financial statements.

228 American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2021	unaudited

Growth funds 84.83%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,834,650	$144,349

Total growth funds (cost: $105,897,000)		144,349

Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,497,332	16,935

Total fixed income funds (cost: $17,676,000)		16,935

Short-term securities 4.72%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	8,033,938	8,034

Total short-term securities (cost: $8,034,000)		8,034

Options purchased 0.35%
Options purchased*		600

Total options purchased (cost: $672,000)		600

Total investment securities 99.85% (cost: $132,279,000)		169,918
Other assets less liabilities 0.15%		249

Net assets 100.00%		$170,167

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
MSCI EAFE Index	540	$1,245	$1,750.00	12/17/2021	$578
MSCI EAFE Index	14	32	1,675.00	3/18/2022	22

					$600

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized depreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	71	September 2021	$7,100		$8,764		$ (33)
MSCI EAFE Index Contracts	Long	64	September 2021	3		7,373		(124)

								$ (157)

American Funds Insurance Series	229

Managed Risk International Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.83%
American Funds Insurance Series –
International Fund, Class 1	$135,744	$14,503	$12,531	$1,813	$4,820	$144,349	$83	$–

Fixed income funds 9.95%
American Funds Insurance Series –
The Bond Fund of America, Class 1[5]	25,472	6,486	14,028	(62)	(933)	16,935	40	694
Total 94.78%				$1,751	$3,887	$161,284	$123	$694

1 Rate represents the seven-day yield at 6/30/2021.

2 Notional amount is calculated based on the number of contracts and notional contract size.

3 Value is calculated based on the notional amount and current market price.

4 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

5 This fund changed its name during the reporting period.

See notes to financial statements.

230 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
(formerly Managed Risk Blue Chip Income and Growth Fund)
Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 84.66%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	18,694,096	$307,705

Total growth-and-income funds (cost: $219,604,000)		307,705

Fixed income funds 9.97%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,090,558	36,221

Total fixed income funds (cost: $39,885,000)		36,221

Short-term securities 4.74%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	17,247,685	17,248

Total short-term securities (cost: $17,248,000)		17,248

Options purchased 0.46%
Options purchased*		1,660

Total options purchased (cost: $2,116,000)		1,660

Total investment securities 99.83% (cost: $278,853,000)		362,834
Other assets less liabilities 0.17%		613

Net assets 100.00%		$363,447

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	794	$3,412	$2,950.00	12/17/2021	$1,493
S&P 500 Index	22	95	2,725.00	3/18/2022	55
S&P 500 Index	2	8	2,775.00	3/18/2022	6
S&P 500 Index	22	95	2,800.00	3/18/2022	62
S&P 500 Index	15	64	2,825.00	3/18/2022	44

					$1,660

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	178	September 2021	$17,800		$21,971		$(83)
S&P 500 E-mini Index Contracts	Long	80	September 2021	4		17,154		285

								$202

American Funds Insurance Series	231

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.66%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1[5]	$285,450	$24,564	$42,358	$14,014	$26,035	$307,705	$1,177	$ —

Fixed income funds 9.97%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1[5]	53,565	13,765	27,014	(1,150)	(2,945)	36,221	91	3,183
Total 94.63%				$12,864	$23,090	$343,926	$1,268	$3,183

1 Rate represents the seven-day yield at 6/30/2021.

2 Notional amount is calculated based on the number of contracts and notional contract size.

3 Value is calculated based on the notional amount and current market price.

4 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

5 This fund changed its name during the reporting period.

See notes to financial statements.

232 American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 79.74%	Shares	Value (000)

American Funds Insurance Series – Growth-Income Fund, Class 1	33,105,086	$2,067,082

Total growth-and-income funds (cost: $1,530,997,000)		2,067,082

Fixed income funds 14.97%

American Funds Insurance Series – The Bond Fund of America, Class 1	34,295,727	387,885

Total fixed income funds (cost: $398,497,000)		387,885

Short-term securities 4.82%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	124,923,405	124,923

Total short-term securities (cost: $124,923,000)		124,923

Options purchased 0.36%

Options purchased*		9,444

Total options purchased (cost: $41,025,000)		9,444

Total investment securities 99.89% (cost: $2,095,442,000)		2,589,334
Other assets less liabilities 0.11%		2,824

Net assets 100.00%		$2,592,158

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	280	$1,203	$2,325.00	9/17/2021	$ 48
S&P 500 Index	100	430	2,350.00	9/17/2021	18
S&P 500 Index	295	1,268	2,375.00	9/17/2021	57
S&P 500 Index	655	2,815	2,400.00	9/17/2021	133
S&P 500 Index	7,550	32,446	2,425.00	9/17/2021	1,699
S&P 500 Index	110	473	2,450.00	9/17/2021	25
S&P 500 Index	820	3,524	2,650.00	12/17/2021	984
S&P 500 Index	120	516	2,700.00	12/17/2021	150
S&P 500 Index	85	365	2,725.00	12/17/2021	113
S&P 500 Index	105	451	2,750.00	12/17/2021	145
S&P 500 Index	2,895	12,441	2,775.00	12/17/2021	4,169
S&P 500 Index	170	731	2,800.00	12/17/2021	254
S&P 500 Index	330	1,418	2,825.00	12/17/2021	513
S&P 500 Index	403	1,732	2,800.00	3/18/2022	1,136
					$9,444

American Funds Insurance Series	233

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2021[3] (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,300	September 2021	$130,000	$160,459	$(608)
S&P 500 E-mini Index Contracts	Long	456	September 2021	23	97,780	1,597

						$989

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.74%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,938,260	$65,909	$177,886	$40,017	$200,782	$2,067,082	$8,250	$19,790

Fixed income funds 14.97%
American Funds Insurance Series –
The Bond Fund of America, Class 1[5]	363,712	92,182	49,454	4,838	(23,393)	387,885	890	15,522
Total 94.71%				$44,855	$177,389	$2,454,967	$9,140	$35,312

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5This fund changed its name during the reporting period.

See notes to financial statements.

234 American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2021	unaudited

Asset allocation funds 95.01%	Shares	Value (000)

American Funds Insurance Series – Asset Allocation Fund, Class 1	96,404,516	$2,715,715

Total asset allocation funds (cost: $2,189,236,000)		2,715,715

Short-term securities 4.93%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	140,777,606	140,778

Total short-term securities (cost: $140,778,000)		140,778

Options purchased 0.09%

Options purchased*		2,562

Total options purchased (cost: $3,303,000)		2,562

Total investment securities 100.03% (cost: $2,333,317,000)		2,859,055
Other assets less liabilities (0.03)%		(813)

Net assets 100.00%		$2,858,242

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	1,302	$5,596	$2,950.00	12/17/2021	$2,448
S&P 500 Index	15	64	2,725.00	3/18/2022	38
S&P 500 Index	12	52	2,775.00	3/18/2022	32
S&P 500 Index	15	64	2,825.00	3/18/2022	44
					$2,562

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2021[3] (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,220	September 2021	$122,000	$150,584	$(540)
S&P 500 E-mini Index Contracts	Long	135	September 2021	7	28,948	419

						$(121)

American Funds Insurance Series	235

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.01%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,646,718	$98,352	$193,490	$41,561	$122,574	$2,715,715	$8,944	$88,212

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

236 American Funds Insurance Series

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2021	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,895,619	$4,960,276	$41,262,079	$ 9,748,298		$4,396,448
Affiliated issuers	504,642	333,622	1,103,552	252,974		236,727
Cash	123	13,908	354	3,019		1,206
Cash collateral received for securities on loan	4,460	8,327	3,969	1,828		318
Cash collateral pledged for futures contracts	–	–	–	–		112
Cash collateral pledged for swap contracts	–	–	–	–		–
Cash denominated in currencies other than U.S. dollars	4,563	98	687	14,683		3,956
Unrealized appreciation on open forward currency contracts	–	–	–	–		69
Receivables for:
Sales of investments	344	17,309	187,913	97,609		14,974
Sales of fund’s shares	3,189	1,712	28,220	2,884		1,976
Dividends and interest	8,664	2,798	19,743	24,651		7,441
Variation margin on futures contracts	–	–	–	–		42
Variation margin on swap contracts	–	–	–	–		–
Securities lending income	2	3	3	–	[1]	3
Other	386	82	–	28		1,925

	9,421,992	5,338,135	42,606,520	10,145,974		4,665,197

Liabilities:
Collateral for securities on loan	44,595	83,273	39,687	18,284		3,178
Unrealized depreciation on open forward currency contracts	–	–	–	–		–
Payables for:
Purchases of investments	4,361	14,122	76,572	46,401		13,501
Repurchases of fund’s shares	16,253	4,604	57,063	4,566		4,299
Investment advisory services	3,777	3,098	10,486	4,224		1,869
Insurance administrative fees	388	195	1,694	281		550
Services provided by related parties	1,285	754	5,921	1,282		531
Trustees’ deferred compensation	92	61	528	195		44
Variation margin on futures contracts	–	–	–	–		40
Variation margin on swap contracts	–	–	–	–		–
Non-U.S. taxes	7,095	11,498	839	25,097		14,346
Other	172	118	117	282		163

	78,018	117,723	192,907	100,612		38,521

Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,074,402	$2,319,016	$16,552,880	$ 5,997,616		$2,586,482
Total distributable earnings (accumulated loss)	5,269,572	2,901,396	25,860,733	4,047,746		2,040,194

Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Investment securities on loan, at value	$ 43,575	$ 83,042	$ 38,885	$ 18,837		$ 11,836
Investment securities, at cost
Unaffiliated issuers	4,176,011	2,750,849	18,333,078	6,587,890		2,580,869
Affiliated issuers	504,674	262,226	1,103,548	252,950		236,741
Cash denominated in currencies other than U.S. dollars, at cost	4,565	98	692	14,689		3,956

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	237

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,884,190	$2,277,366		$40,097,132	$1,290,076		$971,950
Affiliated issuers	336,297	93,430		1,013,334	68,058		79,339
Cash	750	190		524	92		332
Cash collateral received for securities on loan	7,518	1,294		7,720	71		65
Cash collateral pledged for futures contracts	–	–		–	–		–
Cash collateral pledged for swap contracts	–	–		–	–		–
Cash denominated in currencies other than U.S. dollars	–	877		2,690	9,817		452
Unrealized appreciation on open forward currency contracts	–	–		–	–		–
Receivables for:
Sales of investments	26,632	9,441		25,093	5,331		17,665
Sales of fund’s shares	2,888	1,208		16,210	743		861
Dividends and interest	5,025	4,783		49,728	4,112		3,403
Variation margin on futures contracts	–	–		–	–		91
Variation margin on swap contracts	–	–		–	–		1
Securities lending income	1	—	[1]	1	–	[1]	–	[1]
Other	–	354		236	141		6

	10,263,301	2,388,943		41,212,668	1,378,441		1,074,165

Liabilities:
Collateral for securities on loan	75,183	12,943		77,195	705		651
Unrealized depreciation on open forward currency contracts	–	–		–	–		1
Payables for:
Purchases of investments	31,318	14,185		102,847	31,734		33,840
Repurchases of fund’s shares	5,411	1,459		38,586	352		92
Investment advisory services	1,923	683		8,494	737		194
Insurance administrative fees	619	122		1,015	76		323
Services provided by related parties	1,118	381		4,430	107		133
Trustees’ deferred compensation	109	27		591	15		8
Variation margin on futures contracts	–	–		–	–		16
Variation margin on swap contracts	–	–		–	–		41
Non-U.S. taxes	31	918		2,451	214		255
Other	5	48		112	48		14

	115,717	30,766		235,721	33,988		35,568

Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Net assets consist of:
Capital paid in on shares of beneficial interest	$5,974,377	$1,399,293		$21,221,552	$937,123		$849,707
Total distributable earnings (accumulated loss)	4,173,207	958,884		19,755,395	407,330		188,890

Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Investment securities on loan, at value	$73,663	$12,432		$75,628	$671		$638
Investment securities, at cost
Unaffiliated issuers	7,972,415	1,730,831		22,469,677	907,740		762,420
Affiliated issuers	336,286	93,438		1,013,237	68,054		79,283
Cash denominated in currencies other than U.S. dollars, at cost	–	877		2,720	9,817		452

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

238 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]
Assets:
Investment securities, at value:
Unaffiliated issuers	$29,349,292	$426,243	$12,682,238	$2,021,240	$1,002,182
Affiliated issuers	4,285,077	29,578	1,153,143	123,872	62,665
Cash	38,682	87	10,546	617	2,882
Cash collateral received for securities on loan	2,605	–	–	–	–
Cash collateral pledged for futures contracts	–	–	–	–	427
Cash collateral pledged for swap contracts	–	–	–	–	2,307
Cash denominated in currencies other than U.S. dollars	4,561	141	1	15	–	[1]
Unrealized appreciation on open forward currency contracts	–	193	97	2,433	–
Receivables for:
Sales of investments	1,943,892	482	5,403,388	18,879	5,527
Sales of fund’s shares	9,329	663	4,649	1,002	260
Dividends and interest	66,417	1,334	59,408	15,768	13,744
Variation margin on futures contracts	26	8	3,313	398	6
Variation margin on swap contracts	–	13	9	228	–
Securities lending income	2	–	–	–	–
Other	47	26	58	–	2

	35,699,930	458,768	19,316,850	2,184,452	1,090,002

Liabilities:
Collateral for securities on loan	26,046	–	–	–	–
Unrealized depreciation on open forward currency contracts	–	217	8	8,434	–
Payables for:
Purchases of investments	3,293,480	1,332	6,232,252	36,872	14,908
Repurchases of fund’s shares	16,294	46	6,769	792	492
Investment advisory services	6,899	247	1,701	763	232
Insurance administrative fees	3,507	76	494	38	54
Services provided by related parties	3,093	79	1,250	285	185
Trustees’ deferred compensation	338	4	140	29	37
Variation margin on futures contracts	1,726	15	4,787	233	78
Variation margin on swap contracts	24	6	1,718	94	10
Non-U.S. taxes	2,534	52	13	137	–
Other	48	10	8	141	1

	3,353,989	2,084	6,249,140	47,818	15,997

Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,925,529	$330,831	$12,593,395	$2,046,885	$1,267,142
Total distributable earnings (accumulated loss)	11,420,412	125,853	474,315	89,749	(193,137)

Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Investment securities on loan, at value	$25,453	$–	$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	19,214,052	319,695	12,255,833	1,956,299	949,532
Affiliated issuers	4,199,221	29,578	1,153,188	123,882	62,664
Cash denominated in currencies other than U.S. dollars, at cost	4,566	144	1	62	–	[1]

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	239

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$441,570		$331,919		$2,188,233	$30,517	$8,634
Affiliated issuers	–		–		–	567,087	161,284
Cash	9,152		9,063		56,176	–	–
Cash collateral received for securities on loan	–		–		–	–	–
Cash collateral pledged for futures contracts	–		–		–	1,197	456
Cash collateral pledged for swap contracts	–		–		–	–	–
Cash denominated in currencies other than U.S. dollars	–		–		–	–	–
Unrealized appreciation on open forward currency contracts	–		–		–	–	–
Receivables for:
Sales of investments	149,961		–		260,522	862	201
Sales of fund’s shares	446		323		2,741	2	–
Dividends and interest	448		–	[1]	4,476	1	–	[1]
Variation margin on futures contracts	21		–		487	52	5
Variation margin on swap contracts	–	[1]	–		858	–	–
Securities lending income	–		–		–	–	–
Other	–		–		–	–	–

	601,598		341,305		2,513,493	599,718	170,580

Liabilities:
Collateral for securities on loan	–		–		–	–	–
Unrealized depreciation on open forward currency contracts	–		–		–	–	–
Payables for:
Purchases of investments	268,623		–		448,216	–	–
Repurchases of fund’s shares	129		1,209		2,749	909	212
Investment advisory services	58		90		332	48	14
Insurance administrative fees	26		25		153	361	104
Services provided by related parties	28		71		395	116	34
Trustees’ deferred compensation	4		13		50	4	1
Variation margin on futures contracts	52		–		884	–	48
Variation margin on swap contracts	77		–		1,480	–	–
Non-U.S. taxes	–		–		–	–	–
Other	–	[1]	–	[1]	1	–	–

	268,997		1,408		454,260	1,438	413

Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Net assets consist of:
Capital paid in on shares of beneficial interest	$328,732		$340,832		$2,031,152	$403,947	$152,582
Total distributable earnings (accumulated loss)	3,869		(935)		28,081	194,333	17,585

Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Investment securities on loan, at value	$–		$–		$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	441,227		331,925		2,178,928	31,188	8,706
Affiliated issuers	–		–		–	444,287	123,573
Cash denominated in currencies other than U.S. dollars, at cost	–		–		–	–	–

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

240 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[7]		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$ 18,908		$ 134,367	$ 143,340
Affiliated issuers	343,926		2,454,967	2,715,715
Cash	–		–	–
Cash collateral received for securities on loan	–		–	–
Cash collateral pledged for futures contracts	906		5,208	1,756
Cash collateral pledged for swap contracts	–		–	–
Cash denominated in currencies other than U.S. dollars	–		–	–
Unrealized appreciation on open forward currency contracts	–		–	–
Receivables for:
Sales of investments	3		14,049	1,491
Sales of fund’s shares	17		–	640
Dividends and interest	–	[1]	3	4
Variation margin on futures contracts	38		232	121
Variation margin on swap contracts	–		–	–
Securities lending income	–		–	–
Other	–		–	–

	363,798		2,608,826	2,863,067

Liabilities:
Collateral for securities on loan	–		–	–
Unrealized depreciation on open forward currency contracts	–		–	–
Payables for:
Purchases of investments	14		–	–
Repurchases of fund’s shares	5		14,788	2,209
Investment advisory services	30		212	233
Insurance administrative fees	226		1,586	1,773
Services provided by related parties	73		67	578
Trustees’ deferred compensation	3		15	32
Variation margin on futures contracts	–		–	–
Variation margin on swap contracts	–		–	–
Non-U.S. taxes	–		–	–
Other	–		–	–

	351		16,668	4,825

Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Net assets consist of:
Capital paid in on shares of beneficial interest	$338,335		$2,057,069	$2,274,025
Total distributable earnings (accumulated loss)	25,112		535,089	584,217

Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Investment securities on loan, at value	$ –		$ –	$ –
Investment securities, at cost
Unaffiliated issuers	19,364		165,948	144,081
Affiliated issuers	259,489		1,929,494	2,189,236
Cash denominated in currencies other than U.S. dollars, at cost	–		–	–

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	241

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$4,079,893	$2,164,517	$17,534,944	$5,059,677	$2,541,836
	Shares outstanding	93,450	61,129	148,235	204,492	75,559
	Net asset value per share	$43.66	$35.41	$118.29	$24.74	$33.64

Class 1A:	Net assets	$13,709	$1,833	$79,269	$10,496	$8,906
	Shares outstanding	315	52	675	426	266
	Net asset value per share	$43.46	$35.20	$117.45	$24.63	$33.44

Class 2:	Net assets	$4,602,553	$2,720,445	$21,673,055	$4,492,188	$1,162,944
	Shares outstanding	106,726	79,611	185,235	182,486	34,991
	Net asset value per share	$43.12	$34.17	$117.00	$24.62	$33.24

Class 3:	Net assets			$297,978	$23,859
	Shares outstanding	Not applicable	Not applicable	2,499	963	Not applicable
	Net asset value per share			$119.24	$24.79

Class 4:	Net assets	$647,819	$333,617	$2,828,367	$459,142	$912,990
	Shares outstanding	15,142	9,742	24,660	18,904	27,690
	Net asset value per share	$42.78	$34.25	$114.69	$24.29	$32.97

		Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$5,803,337	$784,485	$24,114,355	$995,323	$498,822
	Shares outstanding	352,479	43,794	386,212	49,010	42,222
	Net asset value per share	$16.46	$17.91	$62.44	$20.31	$11.81

Class 1A:	Net assets	$111,040	$3,386	$19,837	$4,233	$7,269
	Shares outstanding	6,789	190	319	209	616
	Net asset value per share	$16.36	$17.84	$62.12	$20.25	$11.80

Class 2:	Net assets	$3,282,627	$1,367,883	$14,983,396	$222,223	$10,977
	Shares outstanding	202,351	76,601	243,418	10,989	930
	Net asset value per share	$16.22	$17.86	$61.55	$20.22	$11.81

Class 3:	Net assets			$164,918
	Shares outstanding	Not applicable	Not applicable	2,638	Not applicable	Not applicable
	Net asset value per share			$62.52

Class 4:	Net assets	$950,580	$202,423	$1,694,441	$122,674	$521,529
	Shares outstanding	59,029	11,549	27,900	6,114	44,235
	Net asset value per share	$16.10	$17.53	$60.73	$20.06	$11.79

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

242 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$20,941,388	$116,462	$8,408,164	$1,015,735	$275,738
	Shares outstanding	743,361	7,780	743,713	83,563	26,590
	Net asset value per share	$28.17	$14.97	$11.31	$12.16	$10.37

Class 1A:	Net assets	$16,825	$3,495	$11,027	$693	$1,163
	Shares outstanding	599	234	981	57	113
	Net asset value per share	$28.06	$14.92	$11.25	$12.12	$10.34

Class 2:	Net assets	$5,495,854	$211,748	$3,829,022	$1,060,430	$690,291
	Shares outstanding	197,529	14,191	343,764	88,027	67,965
	Net asset value per share	$27.82	$14.92	$11.14	$12.05	$10.16

Class 3:	Net assets	$35,564				$10,455
	Shares outstanding	1,262	Not applicable	Not applicable	Not applicable	1,004
	Net asset value per share	$28.19				$10.41

Class 4:	Net assets	$5,856,310	$124,979	$819,497	$59,776	$96,358
	Shares outstanding	211,902	8,473	73,884	5,019	8,654
	Net asset value per share	$27.64	$14.75	$11.09	$11.91	$11.13

Class P1:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share

Class P2:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$231,174	$36,883	$374,034
	Shares outstanding	21,682	3,267	31,922	Not applicable	Not applicable
	Net asset value per share	$10.66	$11.29	$11.72

Class 1A:	Net assets	$1,457	$10	$4,436
	Shares outstanding	137	1	380	Not applicable	Not applicable
	Net asset value per share	$10.63	$11.29	$11.67

Class 2:	Net assets	$58,759	$256,254	$1,433,933
	Shares outstanding	5,527	23,377	123,992	Not applicable	Not applicable
	Net asset value per share	$10.63	$10.96	$11.56

Class 3:	Net assets		$4,312	$9,420
	Shares outstanding	Not applicable	389	803	Not applicable	Not applicable
	Net asset value per share		$11.09	$11.74

Class 4:	Net assets	$41,211	$42,438	$237,410
	Shares outstanding	3,922	3,843	20,566	Not applicable	Not applicable
	Net asset value per share	$10.51	$11.04	$11.54

Class P1:	Net assets				$10,579	$1,651
	Shares outstanding	Not applicable	Not applicable	Not applicable	597	146
	Net asset value per share				$17.72	$11.28

Class P2:	Net assets				$587,701	$168,516
	Shares outstanding	Not applicable	Not applicable	Not applicable	33,400	15,018
	Net asset value per share				$17.60	$11.22

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	243

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund[7]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class P1:	Net assets	$1,972	$2,259,186	$6,272
	Shares outstanding	163	151,614	423
	Net asset value per share	$12.11	$14.90	$14.83

Class P2:	Net assets	$361,475	$332,972	$2,851,970
	Shares outstanding	30,027	22,485	197,696
	Net asset value per share	$12.04	$14.81	$14.43

1 Amount less than one thousand.

2 Formerly Blue Chip Income and Growth Fund.

3 Formerly Global Growth and Income Fund.

4 Formerly Bond Fund.

5 Formerly High-Income Bond Fund.

6 Formerly U.S. Government/AAA-Rated Securities Fund.

7 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

244 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2021	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$46,323	$15,804	$147,085	$89,313	$27,447
Affiliated issuers	103	68	479	191	115

	46,426	15,872	147,564	89,504	27,562
Interest from unaffiliated issuers	78	9	778	16	3,147
Securities lending income (net of fees)	227	556	447	406	161

	46,731	16,437	148,789	89,926	30,870

Fees and expenses[1]:
Investment advisory services	21,602	18,620	61,671	25,506	14,847
Distribution services	6,318	3,717	29,410	6,093	2,460
Insurance administrative services	747	377	3,268	552	1,082
Transfer agent services	1	– [2]	3	1	– [2]
Administrative services	1,297	816	5,997	1,563	657
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	168	111	776	212	83
Registration statement and prospectus	68	98	413	74	33
Trustees’ compensation	24	15	108	28	12
Auditing and legal	11	21	19	21	23
Custodian	574	386	350	997	590
Other	3	40	16	4	31

Total fees and expenses before waivers/reimbursements	30,813	24,201	102,031	35,051	19,818
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	–	–	–	3,938
Miscellaneous fee reimbursements	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	28	–	–	–	3,938

Total fees and expenses after waivers/reimbursements	30,785	24,201	102,031	35,051	15,880

Net investment income (loss)	15,946	(7,764)	46,758	54,875	14,990

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	563,132	639,973	2,916,751	1,014,070	239,418
Affiliated issuers	(1)	(362)	(13)	(14)	(5)
Futures contracts	–	–	–	–	(101)
Forward currency contracts	–	–	–	(86)	(8)
Swap contracts	–	–	–	–	–
Currency transactions	(213)	(220)	159	208	(130)
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	562,918	639,391	2,916,897	1,014,178	239,174

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	383,762	(109,339)	1,965,008	(577,554)	174,007
Affiliated issuers	(48)	38,290	(103)	(40)	(22)
Futures contracts	–	–	–	–	–
Forward currency contracts	–	–	–	86	123
Swap contracts	–	–	–	–	–
Currency translations	(198)	152	(146)	(137)	112

	383,516	(70,897)	1,964,759	(577,645)	174,220

Net realized gain (loss) and unrealized appreciation (depreciation)	946,434	568,494	4,881,656	436,533	413,394

Net increase (decrease) in net assets resulting from operations	$962,380	$560,730	$4,928,414	$491,408	$428,384

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	245

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[3]	Capital World Growth and Income Fund[4]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$102,509	$23,856	$314,140	$21,845	$18,312
Affiliated issuers	70	26	486	19	29

	102,579	23,882	314,626	21,864	18,341
Interest from unaffiliated issuers	112	1,089	1,295	364	1,837
Securities lending income (net of fees)	47	143	667	53	22

	102,738	25,114	316,588	22,281	20,200

Fees and expenses[1]:
Investment advisory services	19,522	6,514	49,891	4,396	2,654
Distribution services	5,120	1,921	20,124	420	627
Insurance administrative services	1,158	233	1,940	149	624
Transfer agent services	1	– [2]	3	– [2]	– [2]
Administrative services	1,520	334	5,989	218	169
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	152	22	774	18	17
Registration statement and prospectus	57	19	357	16	52
Trustees’ compensation	27	6	108	4	3
Auditing and legal	4	4	20	14	6
Custodian	101	148	370	164	53
Other	4	1	16	1	4

Total fees and expenses before waivers/reimbursements	27,666	9,202	79,592	5,400	4,209
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	2,805	889	–	–	1,444
Miscellaneous fee reimbursements	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	2,805	889	–	–	1,444

Total fees and expenses after waivers/reimbursements	24,861	8,313	79,592	5,400	2,765

Net investment income (loss)	77,877	16,801	236,996	16,881	17,435

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	2,259,134	397,491	1,974,111	89,542	35,636
Affiliated issuers	(8)	4	(52)	(6)	(1)
Futures contracts	–	–	–	–	(1,194)
Forward currency contracts	–	–	–	–	(17)
Swap contracts	–	–	–	–	610
Currency transactions	15	313	(582)	(701)	10
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	2,259,141	397,808	1,973,477	88,835	35,044

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(922,293)	(201,956)	3,136,371	(4,122)	54,047
Affiliated issuers	(23)	(16)	(108)	(3)	55
Futures contracts	–	–	–	–	524
Forward currency contracts	–	–	–	–	21
Swap contracts	–	–	–	–	485
Currency translations	(5)	(77)	(470)	(44)	(62)

	(922,321)	(202,049)	3,135,793	(4,169)	55,070

Net realized gain (loss) and unrealized appreciation (depreciation)	1,336,820	195,759	5,109,270	84,666	90,114

Net increase (decrease) in net assets resulting from operations	$1,414,697	$212,560	$5,346,266	$101,547	$107,549

See end of statements of operations for footnotes.

See notes to financial statements.

246 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[5]	Capital World Bond Fund	American High-Income Trust[6]
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$195,198	$3,376	$–	$6	$586
Affiliated issuers	4,051	12	990	81	12

	199,249	3,388	990	87	598
Interest from unaffiliated issuers	102,778	1,182	115,888	27,841	24,819
Securities lending income (net of fees)	968	2	–	–	–

	302,995	4,572	116,878	27,928	25,417

Fees and expenses[1]:
Investment advisory services	40,179	1,471	20,947	6,034	2,170
Distribution services	13,505	403	5,683	1,385	949
Insurance administrative services	6,814	145	960	76	101
Transfer agent services	2	– [2]	1	– [2]	– [2]
Administrative services	4,612	67	1,749	341	134
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	540	4	187	42	11
Registration statement and prospectus	183	9	103	26	9
Trustees’ compensation	84	1	32	6	2
Auditing and legal	14	2	6	3	2
Custodian	236	45	63	295	10
Other	16	1	5	8	7

Total fees and expenses before waivers/reimbursements	66,185	2,148	29,736	8,216	3,395
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	3,839	1,137	294
Miscellaneous fee reimbursements	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	–	–	3,839	1,137	294

Total fees and expenses after waivers/reimbursements	66,185	2,148	25,897	7,079	3,101

Net investment income (loss)	236,810	2,424	90,981	20,849	22,316

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	1,222,318	18,038	15,401	33,755	(730)
Affiliated issuers	14,034	– [2]	(54)	(3)	1
Futures contracts	(916)	160	20,928	(2,448)	628
Forward currency contracts	–	(485)	5,716	(12,193)	–
Swap contracts	(230)	2	(14,951)	(1,062)	(2,192)
Currency transactions	531	24	(49)	288	– [2]
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	1,235,737	17,739	26,991	18,337	(2,293)

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,482,425	5,822	(202,388)	(106,768)	36,385
Affiliated issuers	39,737	(3)	(63)	(11)	(3)
Futures contracts	(3,091)	(31)	(12,908)	(404)	(215)
Forward currency contracts	–	(22)	2,696	(6,357)	–
Swap contracts	(316)	(64)	13,759	(2)	502
Currency translations	(307)	(37)	(106)	(521)	(2)

	1,518,448	5,665	(199,010)	(114,063)	36,667

Net realized gain (loss) and unrealized appreciation (depreciation)	2,754,185	23,404	(172,019)	(95,726)	34,374

Net increase (decrease) in net assets resulting from operations	$2,990,995	$25,828	$(81,038)	$(74,877)	$56,690

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund[7]	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$–	$–		$–	$–	$–
Affiliated issuers	–	–		–	750	123

	–	–		–	750	123
Interest from unaffiliated issuers	1,346	176		16,265	4	1
Securities lending income (net of fees)	–	–		–	–	–

	1,346	176		16,265	754	124

Fees and expenses[1]:
Investment advisory services	686	576		3,708	430	125
Distribution services	122	398		2,110	704	207
Insurance administrative services	51	50		318	718	209
Transfer agent services	– [2]	–	[2]	– [2]	– [2]	– [2]
Administrative services	49	54		313	–	–
Accounting and administrative services	–	–		–	42	36
Reports to shareholders	3	5		28	5	2
Registration statement and prospectus	63	5		17	4	2
Trustees’ compensation	1	1		6	1	– [2]
Auditing and legal	– [2]	–	[2]	1	– [2]	– [2]
Custodian	10	–	[2]	17	3	3
Other	– [2]	–	[2]	1	1	1

Total fees and expenses before waivers/reimbursements	985	1,089		6,519	1,908	585
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	311	–		552	144	42
Miscellaneous fee reimbursements	–	–		–	–	17

Total waivers/reimbursements of fees and expenses	311	–		552	144	59

Total fees and expenses after waivers/reimbursements	674	1,089		5,967	1,764	526

Net investment income (loss)	672	(913)		10,298	(1,010)	(402)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(188)	–	[2]	(25,715)	–	–
Affiliated issuers	–	–		–	24,401	1,751
Futures contracts	984	–		5,073	(13,268)	(1,192)
Forward currency contracts	–	–		–	–	–
Swap contracts	292	–		48,313	–	–
Currency transactions	–	–		–	6	2
Capital gain distributions received from affiliated issuers	–	–		–	66,104	694

	1,088	–	[2]	27,671	77,243	1,255

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(4,358)	(12)		(35,475)	(671)	(72)
Affiliated issuers	–	–		–	(33,724)	3,887
Futures contracts	(258)	–		(1,481)	174	(178)
Forward currency contracts	–	–		–	–	–
Swap contracts	858	–		(32,661)	–	–
Currency translations	–	–		–	–	–

	(3,758)	(12)		(69,617)	(34,221)	3,637

Net realized gain (loss) and unrealized appreciation (depreciation)	(2,670)	(12)		(41,946)	43,022	4,892

Net increase (decrease) in net assets resulting from operations	$(1,998)	$(925)		$(31,648)	$42,012	$4,490

See end of statements of operations for footnotes.

See notes to financial statements.

248 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[8]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$–	$–	$–
Affiliated issuers	1,268	9,140	8,944
	1,268	9,140	8,944
Interest from unaffiliated issuers	3	18	22
Securities lending income (net of fees)	–	–	–
	1,271	9,158	8,966
Fees and expenses[1]:
Investment advisory services	269	1,872	2,095
Distribution services	447	405	3,492
Insurance administrative services	449	3,128	3,499
Transfer agent services	– [2]	– [2]	– [2]
Administrative services	–	–	–
Accounting and administrative services	39	70	75
Reports to shareholders	4	20	35
Registration statement and prospectus	3	23	15
Trustees’ compensation	1	7	8
Auditing and legal	– [2]	1	1
Custodian	3	4	4
Other	1	2	2
Total fees and expenses before waivers/reimbursements	1,216	5,532	9,226
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	90	626	700
Miscellaneous fee reimbursements	12	–	–
Total waivers/reimbursements of fees and expenses	102	626	700
Total fees and expenses after waivers/reimbursements	1,114	4,906	8,526
Net investment income (loss)	157	4,252	440
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	–	(43,319)	–
Affiliated issuers	12,864	44,855	41,561
Futures contracts	(8,063)	(3,864)	(22,623)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	(1)	19	7
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212
	7,983	33,003	107,157
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(456)	772	(741)
Affiliated issuers	23,090	177,389	122,574
Futures contracts	164	(1,989)	(479)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–
	22,798	176,172	121,354
Net realized gain (loss) and unrealized appreciation (depreciation)	30,781	209,175	228,511
Net increase (decrease) in net assets resulting from operations	$30,938	$213,427	$228,951

1 Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2 Amount less than one thousand.

3 Formerly Blue Chip Income and Growth Fund.

4 Formerly Global Growth and Income Fund.

5 Formerly Bond Fund.

6 Formerly High-Income Bond Fund.

7 Formerly U.S. Government/AAA-Rated Securities Fund.

8 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued) Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$15,946	$29,220	$(7,764)	$(9,129)	$46,758	$91,314
Net realized gain (loss)	562,918	459,151	639,391	113,700	2,916,897	5,289,028
Net unrealized appreciation (depreciation)	383,516	1,447,946	(70,897)	1,179,633	1,964,759	8,444,178

Net increase (decrease) in net assets resulting from operations	962,380	1,936,317	560,730	1,284,204	4,928,414	13,824,520

Distributions paid to shareholders	(469,139)	(224,589)	(123,155)	(284,490)	(5,345,539)	(865,145)
Net capital share transactions	609,763	(271,205)	(529,904)	(307,246)	3,906,694	(2,504,990)

Total increase (decrease) in net assets	1,103,004	1,440,523	(92,329)	692,468	3,489,569	10,454,385
Net assets:
Beginning of period	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659

End of period	$9,343,974	$8,240,970	$5,220,412	$5,312,741	$42,413,613	$38,924,044

	International Fund		New World Fund		Washington Mutual Investors Fund[2]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$54,875	$53,872	$14,990	$15,078	$77,877	$162,025
Net realized gain (loss)	1,014,178	40,022	239,174	132,645	2,259,141	(75,133)
Net unrealized appreciation (depreciation)	(577,645)	1,257,012	174,220	658,628	(922,321)	717,522

Net increase (decrease) in net assets resulting from operations	491,408	1,350,906	428,384	806,351	1,414,697	804,414

Distributions paid to shareholders	(3,972)	(71,715)	(154,345)	(43,949)	(38,243)	(265,213)
Net capital share transactions	(1,032,932)	(763,764)	109,484	(279,660)	(807,936)	(242,496)

Total increase (decrease) in net assets	(545,496)	515,427	383,523	482,742	568,518	296,705
Net assets:
Beginning of period	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361

End of period	$10,045,362	$10,590,858	$4,626,676	$4,243,153	$10,147,584	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

250 American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund[3]		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$16,801	$25,233	$236,996	$485,987	$16,881	$21,504
Net realized gain (loss)	397,808	49,687	1,973,477	359,138	88,835	(43,217)
Net unrealized appreciation (depreciation)	(202,049)	113,216	3,135,793	3,849,348	(4,169)	123,625

Net increase (decrease) in net assets resulting from operations	212,560	188,136	5,346,266	4,694,473	101,547	101,912

Distributions paid to shareholders	(56,012)	(77,584)	(564,869)	(1,429,478)	(5,031)	(21,467)
Net capital share transactions	27,179	(74,585)	(2,295,985)	(799,726)	(207,946)	(124,648)

Total increase (decrease) in net assets	183,727	35,967	2,485,412	2,465,269	(111,430)	(44,203)
Net assets:
Beginning of period	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086

End of period	$2,358,177	$2,174,450	$40,976,947	$38,491,535	$1,344,453	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$17,435	$27,894	$236,810	$449,205	$2,424	$4,425
Net realized gain (loss)	35,044	(42,055)	1,235,737	808,394	17,739	18,255
Net unrealized appreciation (depreciation)	55,070	60,666	1,518,448	2,005,628	5,665	18,683

Net increase (decrease) in net assets resulting from operations	107,549	46,505	2,990,995	3,263,227	25,828	41,363

Distributions paid to shareholders	(10,788)	(28,997)	(1,148,347)	(606,436)	(2,625)	(21,373)
Net capital share transactions	(155,116)	80,728	845,642	(418,795)	(21,651)	(1,808)

Total increase (decrease) in net assets	(58,355)	98,236	2,688,290	2,237,996	1,552	18,182
Net assets:
Beginning of period	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950

End of period	$1,038,597	$1,096,952	$32,345,941	$29,657,651	$456,684	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America[4]		Capital World Bond Fund		American High-Income Trust[5]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$90,981	$202,752	$20,849	$41,768	$22,316	$56,258
Net realized gain (loss)	26,991	480,282	18,337	45,840	(2,293)	(51,887)
Net unrealized appreciation (depreciation)	(199,010)	299,487	(114,063)	116,992	36,667	19,323

Net increase (decrease) in net assets resulting from operations	(81,038)	982,521	(74,877)	204,600	56,690	23,694

Distributions paid to shareholders	(511,969)	(339,511)	(64,603)	(64,860)	(6,562)	(69,840)
Net capital share transactions	2,253,298	213,249	(62,631)	70,361	156,298	(352,568)

Total increase (decrease) in net assets	1,660,291	856,259	(202,111)	210,101	206,426	(398,714)
Net assets:
Beginning of period	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293

End of period	$13,067,710	$11,407,419	$2,136,634	$2,338,745	$1,074,005	$867,579

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[7]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$672	$2,446	$(913)	$(171)	$10,298	$20,216
Net realized gain (loss)	1,088	12,009	– [6]	–	27,671	187,696
Net unrealized appreciation (depreciation)	(3,758)	5,064	(12)	(1)	(69,617)	61,889

Net increase (decrease) in net assets resulting from operations	(1,998)	19,519	(925)	(172)	(31,648)	269,801

Distributions paid to shareholders	(11,658)	(4,820)	–	(737)	(185,422)	(77,781)
Net capital share transactions	26,638	10,410	(34,927)	92,028	122,646	(934,697)

Total increase (decrease) in net assets	12,982	25,109	(35,852)	91,119	(94,424)	(742,677)
Net assets:
Beginning of period	319,619	294,510	375,749	284,630	2,153,657	2,896,334

End of period	$332,601	$319,619	$339,897	$375,749	$2,059,233	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

252 American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund[8]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$(1,010)	$962	$(402)	$662	$157	$4,092
Net realized gain (loss)	77,243	27,752	1,255	(13,879)	7,983	(64,328)
Net unrealized appreciation (depreciation)	(34,221)	110,658	3,637	19,066	22,798	56,976

Net increase (decrease) in net assets resulting from operations	42,012	139,372	4,490	5,849	30,938	(3,260)

Distributions paid to shareholders	(25,491)	(25,274)	(931)	(3,247)	(4,350)	(16,900)
Net capital share transactions	17,313	10,698	(2,961)	1,198	(19,501)	11,085

Total increase (decrease) in net assets	33,834	124,796	598	3,800	7,087	(9,075)
Net assets:
Beginning of period	564,446	439,650	169,569	165,769	356,360	365,435

End of period	$598,280	$564,446	$170,167	$169,569	$363,447	$356,360

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$4,252	$27,259	$440	$30,915
Net realized gain (loss)	33,003	38,669	107,157	(41,687)
Net unrealized appreciation (depreciation)	176,172	145,694	121,354	161,153

Net increase (decrease) in net assets resulting from operations	213,427	211,622	228,951	150,381

Distributions paid to shareholders	(58,770)	(160,767)	(31,041)	(146,678)
Net capital share transactions	2,885	114,037	(118,439)	(57,436)

Total increase (decrease) in net assets	157,542	164,892	79,471	(53,733)
Net assets:
Beginning of period	2,434,616	2,269,724	2,778,771	2,832,504

End of period	$2,592,158	$2,434,616	$2,858,242	$2,778,771

1 Unaudited

2 Formerly Blue Chip Income and Growth Fund.

3 Formerly Global Growth and Income Fund.

4 Formerly Bond Fund.

5 Formerly High-Income Bond Fund.

6 Amount less than one thousand.

7 Formerly U.S. Government/AAA-Rated Securities Fund.

8 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	253

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

254 American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) – To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash – Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	255

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

256	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	257

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2021 (dollars in thousands):

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$2,901,017	$–	$–	$2,901,017
Consumer discretionary	1,711,163	–	–	1,711,163
Health care	1,098,520	–	–	1,098,520
Communication services	892,157	13,180	–	905,337
Financials	825,606	–	–	825,606
Consumer staples	514,524	–	–	514,524
Industrials	326,389	–	–	326,389
Materials	164,757	–	–	164,757
Energy	102,862	–	–	102,862
Real estate	34,101	–	–	34,101
Utilities	17,082	–	–	17,082
Preferred securities	272,014	–	–	272,014
Short-term securities	526,889	–	–	526,889

Total	$9,387,081	$13,180	$–	$9,400,261

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,192,508	$–	$1,418	$1,193,926
Health care	1,007,569	–	3	1,007,572
Consumer discretionary	892,834	35,119	–	927,953
Industrials	796,800	–	–	796,800
Financials	320,854	48,010	39,715	408,579
Consumer staples	135,810	–	–	135,810
Materials	128,417	–	–	128,417
Communication services	104,814	–	–	104,814
Utilities	78,142	–	–	78,142
Real estate	60,811	–	–	60,811
Energy	22,188	–	13,392	35,580
Preferred securities	22,095	–	76,268	98,363
Rights & warrants	–	28,173	–	28,173
Short-term securities	288,958	–	–	288,958

Total	$5,051,800	$111,302	$130,796	$5,293,898

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2021

Investment securities	$103,891	$–	$67,801	$(28,877)	$–	$(12,019)	$–	$130,796

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$8,254

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

258 American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
Common stocks	$54,528		Price/Cash flow multiple	11.3x	11.3x	Increase
		Market comparable	DLOM	25%	25%	Decrease
		companies	$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
		Transaction price	N/A	N/A	N/A	N/A
			Price/Sales multiple	17.3x	17.3x	Increase
Preferred securities	76,268	Market comparable companies	EV/Sales multiple	21.1x	21.1x	Increase
			Discount to Price/Sales multiple	15%	15%	Decrease
			Revenue growth rate	86%	86%	Increase
Total	$130,796

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

EV = Enterprise value

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,485,387	$–	$6,765	$9,492,152
Communication services	8,664,763	–	–	8,664,763
Consumer discretionary	7,424,184	–	–	7,424,184
Health care	5,303,247	–	44,823	5,348,070
Industrials	3,638,141	–	–	3,638,141
Financials	2,695,927	–	–	2,695,927
Consumer staples	1,355,571	–	–	1,355,571
Materials	1,235,736	–	–	1,235,736
Energy	945,591	–	–	945,591
Utilities	249,490	–	–	249,490
Real estate	95,702	–	–	95,702
Preferred securities	34,751	–	37,008	71,759
Convertible bonds & notes	–	–	25,195	25,195
Short-term securities	1,123,350	–	–	1,123,350

Total	$42,251,840	$–	$113,791	$42,365,631

American Funds Insurance Series	259

International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$2,009,077	$–	$–	$2,009,077
Health care	1,259,197	–	6	1,259,203
Industrials	1,251,508	–	–	1,251,508
Consumer discretionary	1,188,916	–	–	1,188,916
Information technology	1,052,541	–	–	1,052,541
Materials	778,053	–	–	778,053
Energy	736,123	–	–	736,123
Communication services	640,447	31,810	–	672,257
Consumer staples	291,612	–	–	291,612
Utilities	273,033	–	–	273,033
Real estate	17,067	–	–	17,067
Preferred securities	183,730	–	–	183,730
Rights & warrants	–	26,057	–	26,057
Short-term securities	262,095	–	–	262,095

Total	$9,943,399	$57,867	$6	$10,001,272

New World Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$914,210	$–	$496	$914,706
Health care	591,042	–	1	591,043
Consumer discretionary	584,089	–	–	584,089
Financials	546,496	–	–	546,496
Communication services	436,323	8,552	–	444,875
Materials	314,689	–	–	314,689
Industrials	274,374	–	–	274,374
Consumer staples	234,831	–	–	234,831
Energy	143,355	–	–	143,355
Real estate	89,849	–	–	89,849
Utilities	75,265	–	–	75,265
Preferred securities	39,190	–	14,736	53,926
Rights & warrants	97	8,721	–	8,818
Bonds, notes & other debt instruments	–	118,547	–	118,547
Short-term securities	238,312	–	–	238,312

Total	$4,482,122	$135,820	$15,233	$4,633,175

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$147	$–	$–	$147
Unrealized appreciation on open forward currency contracts	–	69	–	69
Liabilities:
Unrealized depreciation on futures contracts	(157)	–	–	(157)

Total	$(10)	$69	$–	$59

*Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 1.

260 American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$437,858	$–	$–	$437,858
Financials	345,398	–	–	345,398
Consumer discretionary	286,441	–	–	286,441
Health care	263,125	–	–	263,125
Communication services	245,461	–	–	245,461
Industrials	196,049	–	–	196,049
Consumer staples	141,552	–	–	141,552
Materials	134,666	–	–	134,666
Energy	65,162	–	–	65,162
Utilities	64,095	–	–	64,095
Real estate	51,037	–	–	51,037
Preferred securities	21,224	–	–	21,224
Rights & warrants	37	–	–	37
Convertible stocks	2,533	3,030	–	5,563
Convertible bonds & notes	–	4,635	–	4,635
Bonds, notes & other debt instruments	–	8,607	–	8,607
Short-term securities	99,886	–	–	99,886

Total	$2,354,524	$16,272	$–	$2,370,796

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,112,848	$–	$–	$9,112,848
Communication services	6,876,506	–	–	6,876,506
Health care	4,632,505	–	–	4,632,505
Industrials	4,215,801	–	–	4,215,801
Financials	4,138,860	–	–	4,138,860
Consumer discretionary	3,592,797	–	–	3,592,797
Materials	2,001,298	–	–	2,001,298
Consumer staples	1,800,227	–	–	1,800,227
Energy	1,235,860	–	–	1,235,860
Real estate	1,050,508	–	–	1,050,508
Utilities	951,664	–	–	951,664
Convertible stocks	435,767	–	–	435,767
Bonds, notes & other debt instruments	–	13,983	–	13,983
Short-term securities	1,051,842	–	–	1,051,842

Total	$41,096,483	$13,983	$–	$41,110,466

American Funds Insurance Series	261

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$235,849	$–	$–	$235,849
Consumer discretionary	181,636	–	–	181,636
Health care	132,269	–	4	132,273
Materials	126,986	–	–	126,986
Communication services	124,953	–	–	124,953
Industrials	116,228	–	–	116,228
Information technology	115,319	–	–	115,319
Consumer staples	97,760	–	–	97,760
Utilities	57,845	–	–	57,845
Energy	42,766	–	–	42,766
Real estate	36,475	–	–	36,475
Preferred securities	13,083	–	–	13,083
Bonds, notes & other debt instruments	–	8,551	–	8,551
Short-term securities	68,410	–	–	68,410

Total	$1,349,579	$8,551	$4	$1,358,134

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$161,170	$–	$–	$161,170
Information technology	99,453	–	–	99,453
Consumer staples	95,525	–	–	95,525
Health care	86,290	–	–	86,290
Real estate	76,977	–	–	76,977
Utilities	72,374	–	–	72,374
Energy	52,158	–	–	52,158
Materials	49,491	–	–	49,491
Communication services	47,847	–	–	47,847
Industrials	40,439	–	–	40,439
Consumer discretionary	26,508	–	–	26,508
Preferred securities	2,016	–	–	2,016
Rights & warrants	5	–	–	5
Convertible stocks	11,134	–	–	11,134
Investment funds	30,524	–	–	30,524
Convertible bonds & notes	–	536	–	536
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	81,573	–	81,573
Mortgage-backed obligations	–	35,766	–	35,766
Corporate bonds, notes & loans	–	25,440	–	25,440
Asset-backed obligations	–	5,779	–	5,779
Bonds & notes of governments & government agencies outside the U.S.	–	879	–	879
Municipals	–	265	–	265
Short-term securities	49,140	–	–	49,140

Total	$901,051	$150,238	$–	$1,051,289

262 American Funds Insurance Series

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$522	$–	$–	$522
Unrealized appreciation on interest rate swaps	–	1,167	–	1,167
Unrealized appreciation on credit default swaps	–	39	–	39
Liabilities:
Unrealized depreciation on futures contracts	(48)	–	–	(48)
Unrealized depreciation on open forward currency contracts	–	(1)	–	(1)

Total	$474	$1,205	$–	$1,679

*Futures	contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,065,489	$–	$–	$5,065,489
Financials	3,804,933	–	482	3,805,415
Health care	2,830,967	–	19,795	2,850,762
Consumer discretionary	2,661,235	–	–	2,661,235
Communication services	1,990,309	–	–	1,990,309
Consumer staples	1,946,633	–	–	1,946,633
Materials	1,485,489	–	–	1,485,489
Industrials	1,115,187	–	13,818	1,129,005
Energy	789,159	2,851	461	792,471
Real estate	603,494	–	–	603,494
Utilities	222,883	–	–	222,883
Preferred securities	–	–	317	317
Rights & warrants	395	–	–	395
Convertible stocks	110,813	47,698	–	158,511
Investment funds	1,681,198	–	–	1,681,198
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	2,313,837	–	2,313,837
Corporate bonds, notes & loans	–	2,260,005	4,961	2,264,966
Mortgage-backed obligations	–	1,788,498	–	1,788,498
Asset-backed obligations	–	310,904	–	310,904
Bonds & notes of governments & government agencies outside the U.S.	–	57,726	–	57,726
Federal agency bonds & notes	–	36,357	–	36,357
Municipals	–	29,080	–	29,080
Short-term securities	2,439,395	–	–	2,439,395

Total	$26,747,579	$6,846,956	$39,834	$33,634,369

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 901	$ –	$–	$ 901
Unrealized appreciation on interest rate swaps	–	862	–	862
Liabilities:
Unrealized depreciation on futures contracts	(4,764)	–	–	(4,764)
Unrealized depreciation on credit default swaps	–	(382)	–	(382)

Total	$(3,863)	$480	$–	$(3,383)

*Futures	contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	263

Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$63,030	$–	$–	$63,030
Health care	40,599	–	–	40,599
Financials	35,877	–	–	35,877
Consumer discretionary	33,324	–	–	33,324
Consumer staples	30,665	–	–	30,665
Industrials	23,765	–	–	23,765
Materials	13,670	–	–	13,670
Communication services	12,599	–	–	12,599
Real estate	11,451	–	–	11,451
Energy	10,449	–	–	10,449
Utilities	4,174	–	–	4,174
Preferred securities	1,683	–	–	1,683
Convertible stocks	1,646	–	–	1,646
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	64,131	–	64,131
U.S. Treasury bonds & notes	–	48,092	–	48,092
Corporate bonds, notes & loans	–	21,342	–	21,342
Mortgage-backed obligations	–	3,638	–	3,638
Municipals	–	185	–	185
Asset-backed obligations	–	87	–	87
Short-term securities	29,578	5,836	–	35,414

Total	$312,510	$143,311	$–	$455,821

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$12	$–	$–	$12
Unrealized appreciation on open forward currency contracts	–	193	–	193
Unrealized appreciation on interest rate swaps	–	13	–	13
Liabilities:
Unrealized depreciation on futures contracts	(40)	–	–	(40)
Unrealized depreciation on open forward currency contracts	–	(217)	–	(217)
Unrealized depreciation on interest rate swaps	–	(51)	–	(51)
Unrealized depreciation on credit default swaps	–	(5)	–	(5)

Total	$(28)	$(67)	$–	$(95)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$6,481,108	$–	$6,481,108
Corporate bonds, notes & loans	–	3,967,956	–	3,967,956
Mortgage-backed obligations	–	1,451,531	–	1,451,531
Asset-backed obligations	–	437,918	–	437,918
Municipals	–	223,416	–	223,416
Bonds & notes of governments & government agencies outside the U.S.	–	107,689	–	107,689
Federal agency bonds & notes	–	12,620	–	12,620
Short-term securities	1,153,143	–	–	1,153,143

Total	$1,153,143	$12,682,238	$–	$13,835,381

264 American Funds Insurance Series

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$15,162	$–	$–	$15,162
Unrealized appreciation on open forward currency contracts	–	97	–	97
Unrealized appreciation on credit default swaps	–	88	–	88
Liabilities:
Unrealized depreciation on futures contracts	(21,263)	–	–	(21,263)
Unrealized depreciation on open forward currency contracts	–	(8)	–	(8)
Unrealized depreciation on interest rate swaps	–	(11,390)	–	(11,390)

Total	$(6,101)	$(11,213)	$–	$(17,314)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$–	$363,820	$ –	$363,820
Japanese yen	–	217,699	–	217,699
Chinese yuan renminbi	–	193,519	–	193,519
British pounds	–	71,863	–	71,863
Danish kroner	–	53,121	–	53,121
Brazilian reais	–	51,869	–	51,869
Canadian dollars	–	44,977	–	44,977
Mexican pesos	–	41,782	–	41,782
Russian rubles	–	35,773	–	35,773
Australian dollars	–	26,330	–	26,330
Malaysian ringgits	–	23,238	–	23,238
Indonesian rupiah	–	14,966	–	14,966
Colombian pesos	–	11,196	–	11,196
South Korean won	–	9,283	–	9,283
Indian rupees	–	8,078	–	8,078
Czech korunas	–	7,920	–	7,920
Ukrainian hryvnia	–	7,508	–	7,508
Norwegian kroner	–	6,735	–	6,735
Ghanaian cedi	–	2,723	–	2,723
South African rand	–	2,358	–	2,358
Peruvian nuevos soles	–	1,631	–	1,631
Polish zloty	–	1,407	–	1,407
Romanian leu	–	1,295	–	1,295
U.S. dollars	–	790,146	80	790,226
Preferred securities	–	–	34	34
Common stocks	883	231	1,589	2,703
Rights & warrants	41	–	–	41
Short-term securities	123,872	29,145	–	153,017

Total	$124,796	$2,018,613	$1,703	$2,145,112

American Funds Insurance Series	265

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$730	$–	$–	$730
Unrealized appreciation on open forward currency contracts	–	2,433	–	2,433
Unrealized appreciation on interest rate swaps	–	276	–	276
Liabilities:
Unrealized depreciation on futures contracts	(981)	–	–	(981)
Unrealized depreciation on open forward currency contracts	–	(8,434)	–	(8,434)
Unrealized depreciation on interest rate swaps	–	(804)	–	(804)
Unrealized depreciation on credit default swaps	–	(205)	–	(205)

Total	$(251)	$(6,734)	$–	$(6,985)

* Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$–	$927,106	$4,737		$931,843
Other	–	1,129	–		1,129
Convertible bonds & notes	–	3,637	70		3,707
Convertible stocks	340	519	–		859
Common stocks	21,886	6,523	31,967		60,376
Preferred securities	–	2,143	719		2,862
Rights & warrants	786	620	–	[1]	1,406
Short-term securities	62,665	–	–		62,665

Total	$85,677	$941,677	$37,493		$1,064,847

	Other investments[2]

	Level 1	Level 2	Level 3		Total

Liabilities:
Unrealized depreciation on futures contracts	$(234)	$ –	$–		$(234)
Unrealized depreciation on credit default swaps	–	(219)	–		(219)

Total	$(234)	$(219)	$–		$(453)

1 Amount less than one thousand.

2 Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3[3]	Purchases	Sales		Net realized loss[4]		Unrealized appreciation[4]	Transfers out of Level 3[3]		Ending value at 6/30/2021

Investment securities	$28,783	$–	$656		$(855)		$(7,021)	$16,275		$(345)	$37,493

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021											$ 9,194

3 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

4 Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

266 American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
				Expected sale proceeds	N/A	N/A	N/A
			Estimated recovery	Exchange terms	N/A	N/A	N/A
Bonds, notes & other	$4,737		value	Vendor price	N/A	N/A	N/A
debt instruments
				Par value	N/A	N/A	N/A
			Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds &
notes	70		Transaction price	N/A	N/A	N/A	N/A
				N/A	N/A	N/A	N/A
				Exchange terms	N/A	N/A	N/A
			Estimated recovery	Risk discount	90%	90%	Decrease
			value	Par value	N/A	N/A	N/A
				Adjustment based on market decline	20%	20%	Decrease
				EV/EBITDA multiple	5.9x	5.9x	Increase
Common stocks	31,967
				EV/EBITDA less CapEx multiple	10.0 - 17.7x	15.6x	Increase
			Market comparable companies	Discount to EV/EBITDA less CapEx multiple	21%	21%	Decrease
				DLOM	16 - 21%	19%	Decrease
			Recent market	Vendor price	N/A	N/A	N/A
			information	DLOM	16%	16%	Decrease
			Transaction price	N/A	N/A	N/A	N/A
Preferred securities	719		Market comparable	EV/EBITDA multiple	3.5x	3.5x	Increase
			companies	DLOM	30%	30%	Decrease
			Estimated recovery
Rights & warrants	–	[3]		N/A	N/A	N/A	N/A
			value
Total	$37,493

[1]	Weighted average is by relative fair value.
[2]

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

American Funds Insurance Series	267

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$191,785	$–	$191,785
U.S. Treasury bonds & notes	–	58,655	–	58,655
Asset-backed obligations	–	11,302	–	11,302
Bonds & notes of governments & government agencies outside the U.S.	–	867	–	867
Federal agency bonds & notes	–	285	–	285
Corporate bonds, notes & loans	–	253	–	253
Short-term securities	–	178,423	–	178,423

Total	$–	$441,570	$–	$441,570

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$45	$–	$–	$45
Unrealized appreciation on interest rate swaps	–	2,072	–	2,072
Liabilities:
Unrealized depreciation on futures contracts	(270)	–	–	(270)

Total	$(225)	$2,072	$–	$1,847

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$1,064,145	$–	$1,064,145
Mortgage-backed obligations	–	356,523	–	356,523
Federal agency bonds & notes	–	265,578	–	265,578
Short-term securities	–	501,987	–	501,987

Total	$–	$2,188,233	$–	$2,188,233

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$2,742	$–	$–	$2,742
Unrealized appreciation on interest rate swaps	–	5,702	–	5,702
Liabilities:
Unrealized depreciation on futures contracts	(4,263)	–	–	(4,263)
Unrealized depreciation on interest rate swaps	–	(10,883)	–	(10,883)

Total	$(1,521)	$(5,181)	$–	$(6,702)

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

268 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Insurance Series	269

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

270 American Funds Insurance Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions – In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks.

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

American Funds Insurance Series	271

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk– As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

272 American Funds Insurance Series

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the 1940 Act, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series	273

Short positions – Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$43,575	$44,595	$ 37	$40,135
Global Small Capitalization Fund	83,042	83,273	4,999	74,946
Growth Fund	38,885	39,687	–	35,718
International Fund	18,837	18,284	1,327	16,456
New World Fund	11,836	3,178	9,205	2,860
Washington Mutual Investors Fund	73,663	75,183	–	67,665
Capital World Growth and Income Fund	12,432	12,943	–	11,649
Growth-Income Fund	75,628	77,195	–	69,475
International Growth and Income Fund	671	705	–	634
Capital Income Builder	638	651	–	586
Asset Allocation Fund	25,453	26,046	–	23,441

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

274 American Funds Insurance Series

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $28,000 and $62,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due.

Options contracts – The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

American Funds Insurance Series	275

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps – Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

276 American Funds Insurance Series

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 4,542	$ 3,375	Not applicable	Not applicable
Capital Income Builder	Not applicable	44,913	592	$ 46,133	$ 3,332
Asset Allocation Fund	Not applicable	1,197,946	Not applicable	89,617	117,516
Global Balanced Fund	Not applicable	33,277	29,902	8,158	2,562
The Bond Fund of America	Not applicable	4,115,606	345,829	774,224	109,530
Capital World Bond Fund	Not applicable	568,310	564,904	97,051	57,819
American High-Income Trust	Not applicable	55,713	Not applicable	Not applicable	39,045
American Funds Mortgage Fund	Not applicable	48,283	Not applicable	60,817	Not applicable
U.S. Government Securities Fund	Not applicable	1,611,010	Not applicable	1,356,334	Not applicable
Managed Risk Growth Fund	$ 5,123	103,958	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	1,277	238,049	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	3,674	69,045	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	53,872	312,170	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	5,776	340,005	Not applicable	Not applicable	Not applicable

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2021 (dollars in thousands):

International Fund

		Net realized loss			Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value

Forward currency	Currency	Net realized loss on forward currency contracts		$(86)	Net unrealized appreciation on forward currency contracts	$86

See end of tables for footnotes.

American Funds Insurance Series	277

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$147	Unrealized depreciation[1]	$157

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	Unrealized depreciation on open forward currency contracts	–

			$216		$157

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(101)	Net unrealized appreciation on futures contracts	$ –

Forward currency	Currency	Net realized loss on forward currency contracts	(8)	Net unrealized appreciation on forward currency contracts	123

			$(109)		$123

Capital Income Builder

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 522	Unrealized depreciation[1]	$48

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	–	Unrealized depreciation on open forward currency contracts	1

Swap	Interest	Unrealized appreciation[1]	1,167	Unrealized depreciation[1]	–

Swap	Credit	Unrealized appreciation[1]	39	Unrealized depreciation[1]	–

			$1,728		$49

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(1,194)	Net unrealized appreciation on futures contracts	$ 524

Forward currency	Currency	Net realized loss on forward currency contracts	(17)	Net unrealized appreciation on forward currency contracts	21

Swap	Interest	Net realized gain on swap contracts	371	Net unrealized appreciation on swap contracts	598

Swap	Credit	Net realized gain on swap contracts	239	Net unrealized depreciation on swap contracts	(113)

			$ (601)		$1,030

See end of tables for footnotes.

278 American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 901	Unrealized depreciation[1]	$4,764

Swap	Interest	Unrealized appreciation[1]	862	Unrealized depreciation[1]	–

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	382

			$1,763		$5,146

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (916)	Net unrealized depreciation on futures contracts	$(3,091)

Swap	Interest	Net realized gain on swap contracts	1,076	Net unrealized appreciation on swap contracts	66

Swap	Credit	Net realized loss on swap contracts	(1,306)	Net unrealized depreciation on swap contracts	(382)

			$(1,146)		$(3,407)

Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 12	Unrealized depreciation[1]	$ 40

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	193	Unrealized depreciation on open forward currency contracts	217

Swap	Interest	Unrealized appreciation[1]	13	Unrealized depreciation[1]	51

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	5

			$218		$313

		Net realized gain (loss)		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 160	Net unrealized depreciation on futures contracts	$ (31)

Forward currency	Currency	Net realized loss on forward currency contracts	(485)	Net unrealized depreciation on forward currency contracts	(22)

Swap	Interest	Net realized gain on swap contracts	17	Net unrealized depreciation on swap contracts	(59)

Swap	Credit	Net realized loss on swap contracts	(15)	Net unrealized depreciation on swap contracts	(5)

			$(323)		$(117)

See end of tables for footnotes.

American Funds Insurance Series	279

The Bond Fund of America

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$15,162	Unrealized depreciation[1]	$21,263

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	97	Unrealized depreciation on open forward currency contracts	8

Swap	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	11,390

Swap	Credit	Unrealized appreciation[1]	88	Unrealized depreciation[1]	–

			$15,347		$32,661

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$20,928	Net unrealized depreciation on futures contracts	$(12,908)

Forward currency	Currency	Net realized gain on forward currency contracts	5,716	Net unrealized appreciation on forward currency contracts	2,696

Swap	Interest	Net realized loss on swap contracts	(15,071)	Net unrealized appreciation on swap contracts	13,671

Swap	Credit	Net realized gain on swap contracts	120	Net unrealized appreciation on swap contracts	88

			$11,693		$ 3,547

Capital World Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 730	Unrealized depreciation[1]	$ 981

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,433	Unrealized depreciation on open forward currency contracts	8,434

Swap	Interest	Unrealized appreciation[1]	276	Unrealized depreciation[1]	804

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	205

			$3,439		$10,424

		Net realized loss		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (2,448)	Net unrealized depreciation on futures contracts	$ (404)

Forward currency	Currency	Net realized loss on forward currency contracts	(12,193)	Net unrealized depreciation on forward currency contracts	(6,357)

Swap	Interest	Net realized loss on swap contracts	(146)	Net unrealized depreciation on swap contracts	(464)

Swap	Credit	Net realized loss on swap contracts	(916)	Net unrealized appreciation on swap contracts	462

			$(15,703)		$(6,763)

See end of tables for footnotes.

280 American Funds Insurance Series

American High-Income Trust

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$–	Unrealized depreciation[1]	$234

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	219

			$–		$453

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 628	Net unrealized depreciation on futures contracts	$(215)

Swap	Credit	Net realized loss on swap contracts	(2,192)	Net unrealized appreciation on swap contracts	502

			$(1,564)		$ 287

American Funds Mortgage Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 45	Unrealized depreciation[1]	$270

Swap	Interest	Unrealized appreciation[1]	2,072	Unrealized depreciation[1]	–

			$2,117		$270

		Net realized gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 984	Net unrealized depreciation on futures contracts	$(258)

Swap	Interest	Net realized gain on swap contracts	292	Net unrealized appreciation on swap contracts	858

			$1,276		$ 600

See end of tables for footnotes.

American Funds Insurance Series	281

U.S. Government Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$ 4,263

Swap	Interest	Unrealized appreciation[1]	5,702	Unrealized depreciation[1]	10,883

			$8,444		$ 15,146

		Net realized gain		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 5,073	Net unrealized depreciation on futures contracts	$(1,481)

Swap	Interest	Net realized gain on swap contracts	48,313	Net unrealized depreciation on swap contracts	(32,661)

			$53,386		$(34,142)

Managed Risk Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,241	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	378	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(135)

			$2,619		$(135)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$(671)

Futures	Currency	Net realized gain on futures contracts	31	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(12,919)	Net unrealized appreciation on futures contracts	378

Futures	Interest	Net realized loss on futures contracts	(380)	Net unrealized depreciation on futures contracts	(204)

			$(13,268)		$(497)

See end of tables for footnotes.

282 American Funds Insurance Series

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$600	Investment securities from unaffiliated issuers	$–

Futures	Equity	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(124)

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(33)

			$600		$(157)

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$(72)

Futures	Currency	Net realized gain on futures contracts	130	Net unrealized appreciation on futures contracts	$–

Futures	Equity	Net realized loss on futures contracts	(1,221)	Net unrealized depreciation on futures contracts	(124)

Futures	Interest	Net realized loss on futures contracts	(101)	Net unrealized depreciation on futures contracts	(54)

			$(1,192)		$(250)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$1,660	Investment securities from unaffiliated issuers	$–

Futures	Equity	Unrealized appreciation[1]	285	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(83)

			$1,945		$(83)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$(456)

Futures	Currency	Net realized gain on futures contracts	6	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(7,660)	Net unrealized appreciation on futures contracts	285

Futures	Interest	Net realized loss on futures contracts	(409)	Net unrealized depreciation on futures contracts	(121)

			$(8,063)		$(292)

See end of tables for footnotes.

American Funds Insurance Series	283

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$ 9,444	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	1,597	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(608)

			$11,041		$(608)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(43,319)	Net unrealized appreciation on investments in unaffiliated issuers	$ 772

Futures	Currency	Net realized gain on futures contracts	132	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(2,180)	Net unrealized depreciation on futures contracts	(1,040)

Futures	Interest	Net realized loss on futures contracts	(1,816)	Net unrealized depreciation on futures contracts	(949)

			$(47,183)		$(1,217)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,562	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	419	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(540)

			$2,981		$(540)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$ (741)

Futures	Currency	Net realized gain on futures contracts	191	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(20,861)	Net unrealized appreciation on futures contracts	419

Futures	Interest	Net realized loss on futures contracts	(1,953)	Net unrealized depreciation on futures contracts	(898)

			$(22,623)		$(1,220)

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.

284 American Funds Insurance Series

Collateral – Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Citibank	$69	$–	$–	$–	$69

Capital Income Builder

Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Liabilities:
HSBC Bank	$1	$–	$–	$–	$1

See end of tables for footnote.

American Funds Insurance Series	285

Global Balanced Fund

		Gross amounts not offset in the
	Gross amount recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 10	$ (10)	$–	$–	$ –
Bank of New York Mellon	12	–	–	–	12
Citibank	2	(2)	–	–	–
Goldman Sachs	27	(26)	–	–	1
HSBC Bank	61	(12)	–	–	49
Morgan Stanley	29	(4)	–	–	25
Standard Chartered Bank	29	(22)	–	–	7
UBS AG	23	–	–	–	23

Total	$193	$(76)	$–	$–	$117

Liabilities:
Bank of America	$ 20	$(10)	$–	$–	$ 10
Citibank	133	(2)	–	–	131
Goldman Sachs	26	(26)	–	–	–
HSBC Bank	12	(12)	–	–	–
Morgan Stanley	4	(4)	–	–	–
Standard Chartered Bank	22	(22)	–	–	–

Total	$217	$(76)	$–	$–	$141

The Bond Fund of America
		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Goldman Sachs	$ 90	$ –	$–	$–	$ 90
Morgan Stanley	7	(7)	–	–	–

Total	$ 97	$(7)	$–	$–	$90

Liabilities:
Morgan Stanley	$ 8	$(7)	$–	$–	$ 1

See end of tables for footnote.

286 American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the
		statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 123	$ (123)	$ –	$ –	$ –
Bank of New York Mellon	80	–	–	–	80
Barclays Bank PLC	67	–	–	–	67
Citibank	367	(367)	–	–	–
Goldman Sachs	265	(265)	–	–	–
HSBC Bank	423	(423)	–	–	–
JPMorgan Chase	93	(55)	–	–	38
Morgan Stanley	344	(62)	–	(282)	–
Standard Chartered Bank	620	(620)	–	–	–
UBS AG	51	(37)	–	–	14

Total	$2,433	$(1,952)	$ –	$(282)	$ 199

Liabilities:
Bank of America	$ 540	$ (123)	$ (301)	$ –	$ 116
Citibank	1,203	(367)	(763)	–	73
Goldman Sachs	1,153	(265)	(784)	–	104
HSBC Bank	1,562	(423)	(1,139)	–	–
JPMorgan Chase	55	(55)	–	–	–
Morgan Stanley	62	(62)	–	–	–
Standard Chartered Bank	3,822	(620)	(3,202)	–	–
UBS AG	37	(37)	–	–	–

Total	$8,434	$(1,952)	$(6,189)	$ –	$ 293

    *Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	287

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2020:
Undistributed ordinary income	$23,610	$–	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	–	143,589	–
Capital loss carryforward*	–	–	–	(136,440)	–	(63,496)
As of June 30, 2021:
Gross unrealized appreciation on investments	4,818,951	2,345,875	23,076,913	3,344,703	1,836,812	2,019,310
Gross unrealized depreciation on investments	(122,078)	(63,607)	(179,233)	(205,782)	(38,585)	(119,493)
Net unrealized appreciation (depreciation) on investments	4,696,873	2,282,268	22,897,680	3,138,921	1,798,227	1,899,817

Cost of investments	4,703,388	3,011,630	19,467,951	6,862,351	2,835,007	8,320,670

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2020:
Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	–	–	899,471	1,975
Capital loss carryforward*	–	–	(76,870)	(62,945)	–	–
As of June 30, 2021:
Gross unrealized appreciation on investments	569,198	17,764,038	405,480	213,505	10,140,213	110,587
Gross unrealized depreciation on investments	(24,525)	(218,650)	(27,871)	(4,531)	(171,256)	(4,872)
Net unrealized appreciation (depreciation) on investments	544,673	17,545,388	377,609	208,974	9,968,957	105,715
Cost of investments	1,826,123	23,565,078	980,525	843,729	23,664,238	350,045

See end of tables for footnote.

288 American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High- Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2020:
Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$–	$133,505
Undistributed long-term capital gains	218,389	21,745	–	4,438	–	51,890
Capital loss carryforward*	–	–	(247,718)	–	(1)	–
As of June 30, 2021:
Gross unrealized appreciation on investments	491,569	88,632	65,471	5,046	2	42,879
Gross unrealized depreciation on investments	(89,604)	(33,823)	(29,508)	(2,892)	(8)	(40,532)
Net unrealized appreciation (depreciation) on investments	401,965	54,809	35,963	2,154	(6)	2,347
Cost of investments	13,411,982	2,084,597	1,033,321	441,225	331,924	2,132,455

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2020:
Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	–	–	33,730	–
Capital loss carryforward*	–	(11,769)	(22,483)	–	(31,551)
As of June 30, 2021:
Gross unrealized appreciation on investments	121,402	29,430	52,391	511,295	509,810
Gross unrealized depreciation on investments	(3,358)	(970)	(4,203)	(42,801)	(1,281)
Net unrealized appreciation (depreciation) on investments	118,044	28,460	48,188	468,494	508,529
Cost of investments	479,803	141,301	314,848	2,121,829	2,350,405

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 11,038	$ 193,074	$ 204,112	$16,383	$ 73,033	$ 89,416
Class 1A	33	645	678	29	205	234
Class 2	10,860	221,402	232,262	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190

Total	$ 23,270	$ 445,869	$ 469,139	$30,528	$194,061	$224,589

American Funds Insurance Series	289

Global Small Capitalization Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$–	$55,655	$55,655	$ 5,414	$120,074	$125,488
Class 1A	–	39	39	2	42	44
Class 2	–	60,246	60,246	5,373	140,495	145,868
Class 4	–	7,215	7,215	408	12,682	13,090

Total	$–	$123,155	$123,155	$11,197	$273,293	$284,490

Growth Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$117,454	$2,073,422	$2,190,876	$ 68,600	$285,315	$353,915
Class 1A	490	9,031	9,521	141	547	688
Class 2	139,683	2,610,409	2,750,092	53,722	404,657	458,379
Class 3	1,909	35,107	37,016	860	5,433	6,293
Class 4	17,483	340,551	358,034	3,629	42,241	45,870

Total	$277,019	$5,068,520	$5,345,539	$126,952	$738,193	$865,145

International Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$3,155	$–	$3,155	$44,223	$–	$44,223
Class 1A	2	–	2	56	–	56
Class 2	808	–	808	25,688	–	25,688
Class 3	7	–	7	157	–	157
Class 4	–	–	–	1,591	–	1,591

Total	$3,972	$–	$3,972	$71,715	$–	$71,715

New World Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$6,440	$ 78,257	$84,697	$16,847	$ 8,752	$ 25,599
Class 1A	16	273	289	48	26	74
Class 2	2,577	36,498	39,075	6,570	4,233	10,803
Class 4	1,718	28,566	30,284	4,454	3,019	7,473

Total	$10,751	$143,594	$154,345	$27,919	$16,030	$43,949

290 American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$23,333	$–	$23,333	$100,756	$ 61,517	$162,273
Class 1A	387	–	387	350	134	484
Class 2	11,499	–	11,499	48,936	34,662	83,598
Class 4	3,024	–	3,024	10,866	7,992	18,858

Total	$38,243	$–	$38,243	$160,908	$104,305	$265,213

Capital World Growth and Income Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$1,716	$16,997	$18,713	$8,987	$15,679	$24,666
Class 1A	6	67	73	28	53	81
Class 2	2,484	29,988	32,472	15,537	32,112	47,649
Class 4	318	4,436	4,754	1,576	3,612	5,188

Total	$4,524	$51,488	$56,012	$26,128	$51,456	$77,584

Growth-Income Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$99,866	$239,575	$339,441	$381,174	$482,142	$ 863,316
Class 1A	71	185	256	211	265	476
Class 2	55,071	145,765	200,836	207,651	305,445	513,096
Class 3	612	1,578	2,190	2,378	3,413	5,791
Class 4	5,728	16,418	22,146	17,727	29,072	46,799

Total	$161,348	$403,521	$564,869	$609,141	$820,337	$1,429,478

International Growth and Income Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$4,002	$–	$4,002	$17,264	$–	$17,264
Class 1A	13	–	13	38	–	38
Class 2	682	–	682	2,910	–	2,910
Class 4	334	–	334	1,255	–	1,255

Total	$5,031	$–	$5,031	$21,467	$–	$21,467

Capital Income Builder
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,287	$–	$ 6,287	$17,286	$–	$17,286
Class 1A	69	–	69	161	–	161
Class 2	94	–	94	181	–	181
Class 4	4,338	–	4,338	11,369	–	11,369

Total	$10,788	$–	$10,788	$28,997	$–	$28,997

American Funds Insurance Series	291

Asset Allocation Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$164,249	$579,353	$ 743,602	$333,238	$ 79,610	$412,848
Class 1A	124	457	581	213	51	264
Class 2	41,744	154,751	196,495	80,906	22,747	103,653
Class 3	267	976	1,243	520	141	661
Class 4	42,398	164,028	206,426	67,789	21,221	89,010

Total	$248,782	$899,565	$1,148,347	$482,666	$123,770	$606,436

Global Balanced Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$164	$ 502	$ 666	$1,746	$ 5,085	$ 6,831
Class 1A	5	15	20	29	99	128
Class 2	303	925	1,228	2,128	7,631	9,759
Class 4	175	536	711	844	3,811	4,655

Total	$647	$1,978	$2,625	$4,747	$16,626	$21,373

The Bond Fund of America
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$181,262	$133,858	$315,120	$185,412	$25,238	$210,650
Class 1A	258	193	451	224	31	255
Class 2	92,606	69,578	162,184	96,166	14,478	110,644
Class 4	19,437	14,777	34,214	15,659	2,303	17,962

Total	$293,563	$218,406	$511,969	$297,461	$42,050	$339,511

Capital World Bond Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$20,468	$10,279	$30,747	$30,575	$4,335	$34,910
Class 1A	13	7	20	16	3	19
Class 2	21,199	10,855	32,054	24,602	3,871	28,473
Class 4	1,170	612	1,782	1,252	206	1,458

Total	$42,850	$21,753	$64,603	$56,445	$8,415	$64,860

292 American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 926	$–	$ 926	$10,071		$–	$10,071
Class 1A	8	–	8	78		–	78
Class 2	4,966	–	4,966	54,086		–	54,086
Class 3	74	–	74	799		–	799
Class 4	588	–	588	4,806		–	4,806

Total	$6,562	$–	$6,562	$69,840		$–	$69,840

American Funds Mortgage Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$5,055	$3,087	$ 8,142	$3,288		$263	$3,551
Class 1A	30	18	48	13		1	14
Class 2	1,260	784	2,044	722		75	797
Class 4	873	551	1,424	406		52	458

Total	$7,218	$4,440	$11,658	$4,429		$391	$4,820

Ultra-Short Bond Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$–	$–	$–	$104		$–	$104
Class 1A	–	–	–	–	†	–	–	†
Class 2	–	–	–	558		–	558
Class 3	–	–	–	8		–	8
Class 4	–	–	–	67		–	67

Total	$–	$–	$–	$737		$–	$737

U.S. Government Securities Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 24,215	$ 9,355	$ 33,570	$12,901		$ 3,231	$16,132
Class 1A	335	129	464	107		29	136
Class 2	92,923	36,124	129,047	40,852		11,067	51,919
Class 3	602	234	836	318		89	407
Class 4	15,448	6,057	21,505	7,195		1,992	9,187

Total	$133,523	$51,899	$185,422	$61,373		$16,408	$77,781

See end of tables for footnote.

American Funds Insurance Series	293

Managed Risk Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 43	$ 409	$ 452	$ 64	$ 374	$ 438
Class P2	1,329	23,710	25,039	3,441	21,395	24,836

Total	$1,372	$24,119	$25,491	$3,505	$21,769	$25,274

Managed Risk International Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 14	$ –	$ 14	$ 21	$ 10	$ 31
Class P2	917	–	917	1,913	1,303	3,216

Total	$ 931	$ –	$931	$1,934	$1,313	$3,247

Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 24	$ –	$ 24	$ 29	$ 37	$ 66
Class P2	4,326	–	4,326	6,006	10,828	16,834

Total	$4,350	$ –	$4,350	$6,035	$10,865	$16,900

Managed Risk Growth-Income Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$21,909	$29,380	$51,289	$37,519	$103,175	$140,694
Class P2	3,122	4,359	7,481	4,874	15,199	20,073

Total	$25,031	$33,739	$58,770	$42,393	$118,374	$160,767

Managed Risk Asset Allocation Fund
	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 80	$ –	$ 80	$ 58	$ 146	$ 204
Class P2	30,961	–	30,961	40,641	105,833	146,474

Total	$31,041	$ –	$31,041	$40,699	$105,979	$146,678

† Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

294 American Funds Insurance Series

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement that became effective May 1, 2021.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. During the six months ended June 30, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2021, total investment advisory services fees waived by CRMC were $16,839,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

			Net asset level		For the six months ended	For the six months ended
	Rates		(in billions)		June 30,	June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2021, before waiver	2021, after waiver

Global Growth Fund	.690%	.445%	$.6	$8.0	.500%	.499%
Global Small Capitalization Fund	.800	.635	.6	5.0	.684	.684
Growth Fund	.500	.280	.6	34.0	.309	.309
International Fund	.690	.430	.5	21.0	.489	.489
New World Fund	.850	.580	.5	4.0	.679	.499
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.330
Capital World Growth and Income Fund	.690	.480	.6	3.0	.586	.506
Growth-Income Fund	.500	.219	.6	34.0	.250	.250
International Growth and Income Fund	.690	.500	.5	1.5	.605	.605
Capital Income Builder	.500	.410	.6	1.0	.472	.215
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.359	.293
Capital World Bond Fund	.570	.450	1.0	3.0	.531	.431
American High-Income Trust	.500	.420	.6	2.0	.487	.421
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.230
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.302
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series	295

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

296 American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 537
Class 1A	$ –	$ 16	2
Class 2	5,587	Not applicable	670
Class 4	731	731	88

Total class-specific expenses	$6,318	$747	$1,297

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,444
Class 1A	$ –	$ 93	11
Class 2	25,979	Not applicable	3,118
Class 3	256	Not applicable	43
Class 4	3,175	3,175	381

Total class-specific expenses	$29,410	$3,268	$5,997

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$359
Class 1A	$ –	$ 23	3
Class 2	1,401	Not applicable	168
Class 4	1,059	1,059	127

Total class-specific expenses	$2,460	$1,082	$657

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$103
Class 1A	$ –	$ 4	–	*
Class 2	1,692	Not applicable	203
Class 4	229	229	28

Total class-specific expenses	$1,921	$233	$334

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$370
Class 1A	$ –	$ 2	–	*
Class 2	3,342	Not applicable	401
Class 4	375	375	45

Total class-specific expenses	$ 3,717	$377	$816

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$830
Class 1A	$ –	$ 13	1
Class 2	5,532	Not applicable	664
Class 3	22	Not applicable	3
Class 4	539	539	65

Total class-specific expenses	$ 6,093	$552	$1,563

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 897
Class 1A	$ –	$ 65	8
Class 2	4,028	Not applicable	484
Class 4	1,092	1,093	131

Total class-specific expenses	$ 5,120	$1,158	$1,520

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$3,565
Class 1A	$ –	$ 22	3
Class 2	18,063	Not applicable	2,167
Class 3	143	Not applicable	24
Class 4	1,918	1,918	230

Total class-specific expenses	$20,124	$1,940	$5,989

See end of tables for footnote.

American Funds Insurance Series	297

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$167
Class 1A	$ –	$ 4	1
Class 2	275	Not applicable	33
Class 4	145	145	17

Total class-specific expenses	$420	$149	$218

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,988
Class 1A	$ –	$ 19	2
Class 2	6,680	Not applicable	802
Class 3	30	Not applicable	5
Class 4	6,795	6,795	815

Total class-specific expenses	$13,505	$6,814	$4,612

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$1,066
Class 1A	$ –	$ 13	1
Class 2	4,736	Not applicable	568
Class 4	947	947	114

Total class-specific expenses	$5,683	$960	$1,749

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 19
Class 1A	$ –	$ 1	–	*
Class 2	841	Not applicable	101
Class 3	9	Not applicable	2
Class 4	99	100	12

Total class-specific expenses	$949	$101	$134

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 93
Class 1A	$ –	$ 8	1
Class 2	11	Not applicable	1
Class 4	616	616	74

Total class-specific expenses	$627	$624	$169

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$18
Class 1A	$ –	$ 4	1
Class 2	262	Not applicable	31
Class 4	141	141	17

Total class-specific expenses	$403	$145	$67

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$175
Class 1A	$ –	$ 1	–	*
Class 2	1,310	Not applicable	157
Class 4	75	75	9

Total class-specific expenses	$1,385	$76	$341

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$34
Class 1A	$ –	$ 2	–	*
Class 2	73	Not applicable	9
Class 4	49	49	6

Total class-specific expenses	$122	$51	$49

See end of tables for footnote.

298 American Funds Insurance Series

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 6
Class 1A	$ –	$ –	–	*
Class 2	344	Not applicable	41
Class 3	4	Not applicable	1
Class 4	50	50	6

Total class-specific expenses	$398	$50	$54

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 14
Class P2	$704	704

Total class-specific expenses	$704	$718

Managed Risk Washington

Mutual Investors Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$447	447

Total class-specific expenses	$447	$449

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 7
Class P2	$3,492	3,492

Total class-specific expenses	$3,492	$3,499

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 59
Class 1A	$ –	$ 5	1
Class 2	1,788	Not applicable	215
Class 3	9	Not applicable	1
Class 4	313	313	37

Total class-specific expenses	$2,110	$318	$313

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$207	207

Total class-specific expenses	$207	$209

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,723
Class P2	$405	405

Total class-specific expenses	$405	$3,128

*Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $29,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	299

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$13		$ 24
Global Small Capitalization Fund	7		8		15
Growth Fund	50		58		108
International Fund	12		16		28
New World Fund	6		6		12
Washington Mutual Investors Fund	12		15		27
Capital World Growth and Income Fund	3		3		6
Growth-Income Fund	49		59		108
International Growth and Income Fund	2		2		4
Capital Income Builder	1		2		3
Asset Allocation Fund	38		46		84
Global Balanced Fund	–	*	1		1
The Bond Fund of America	15		17		32
Capital World Bond Fund	3		3		6
American High-Income Trust	1		1		2
American Funds Mortgage Fund	–	*	1		1
Ultra-Short Bond Fund	–	*	1		1
U.S. Government Securities Fund	3		3		6
Managed Risk Growth Fund	–	*	1		1
Managed Risk International Fund	–	*	–	*	–	*
Managed Risk Washington Mutual Investors Fund	–	*	1		1
Managed Risk Growth-Income Fund	3		4		7
Managed Risk Asset Allocation Fund	4		4		8

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

300 American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$ 4,500	$ 79,532	$ 26,691
Global Small Capitalization Fund	15,747	154,738	87,823
Growth Fund	186,804	130,809	10,383
International Fund	397,021	106,191	12,563
New World Fund	15,120	17,173	1,426
Washington Mutual Investors Fund	567,542	853,438	154,001
Capital World Growth and Income Fund	257,890	113,136	23,458
Growth-Income Fund	131,465	568,702	102,620
International Growth and Income Fund	5	4,740	(402)
Capital Income Builder	10,152	40,799	2,286
Asset Allocation Fund	184,774	1,877,844	129,099
Global Balanced Fund	–	377	273
The Bond Fund of America	54,003	52,591	2,838
Capital World Bond Fund	291	10,268	2,050
American High-Income Trust	11,320	6,349	(1,054)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2021.

9. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Insurance Series	301

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$527,318	11,942	$204,112	4,778	$ (158,953)	(3,671)	$ 572,477	13,049
Class 1A	1,735	40	678	16	(1,116)	(26)	1,297	30
Class 2	38,144	892	232,262	5,504	(317,411)	(7,404)	(47,005)	(1,008)
Class 4	81,971	1,925	32,087	766	(31,064)	(731)	82,994	1,960

Total net increase (decrease)	$649,168	14,799	$469,139	11,064	$ (508,544)	(11,832)	$ 609,763	14,031

Year ended December 31, 2020
Class 1	$402,110	11,550	$ 89,416	2,661	$ (365,952)	(11,056)	$ 125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,021	4,434	$ 55,510	1,581	$(634,189)	(18,143)	$(424,658)	(12,128)
Class 1A	514	15	39	1	(57)	(2)	496	14
Class 2	24,213	724	60,246	1,778	(233,030)	(6,938)	(148,571)	(4,436)
Class 4	51,537	1,534	7,215	212	(15,923)	(473)	42,829	1,273

Total net increase (decrease)	$230,285	6,707	$123,010	3,572	$(883,199)	(25,556)	$(529,904)	(15,277)

Year ended December 31, 2020
Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

302 American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,075,952	8,588	$2,187,676	19,153		$(1,206,674)	(9,637)	$ 2,056,954	18,104
Class 1A	33,220	269	9,521	84		(23,499)	(183)	19,242	170
Class 2	228,281	1,840	2,750,091	24,339		(1,699,878)	(13,743)	1,278,494	12,436
Class 3	1,840	14	37,016	322		(17,494)	(138)	21,362	198
Class 4	293,870	2,411	358,034	3,232		(121,262)	(1,000)	530,642	4,643

Total net increase (decrease)	$1,633,163	13,122	$5,342,338	47,130		$(3,068,807)	(24,701)	$ 3,906,694	35,551

Year ended December 31, 2020
Class 1	$2,322,779	26,334	$ 353,232	3,917		$(2,999,100)	(33,591)	$ (323,089)	(3,340)
Class 1A	33,301	338	688	8		(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218		(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70		(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534		(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$ 864,462	9,747		$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

International Fund
	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$209,107	8,690	$ 3,155	126		$(1,067,638)	(43,431)	$ (855,376)	(34,615)
Class 1A	2,046	85	2	–	†	(1,865)	(77)	183	8
Class 2	125,395	5,234	808	33		(318,439)	(13,155)	(192,236)	(7,888)
Class 3	34	2	6	–	†	(2,009)	(82)	(1,969)	(80)
Class 4	49,971	2,105	–	–		(33,505)	(1,410)	16,466	695

Total net increase (decrease)	$386,553	16,116	$ 3,971	159		$(1,423,456)	(58,155)	$(1,032,932)	(41,880)

Year ended December 31, 2020
Class 1	$535,603	30,721	$44,223	2,049		$ (963,355)	(50,229)	$ (383,529)	(17,459)
Class 1A	2,754	147	56	2		(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204		(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7		(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76		(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338		$(1,697,651)	(87,378)	$ (763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series	303

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 93,960	2,855	$ 84,467	2,545	$ (96,626)	(2,932)	$ 81,801	2,468
Class 1A	10,433	322	289	9	(20,757)	(631)	(10,035)	(300)
Class 2	39,057	1,202	39,075	1,191	(94,272)	(2,885)	(16,140)	(492)
Class 4	69,772	2,168	30,285	931	(46,199)	(1,425)	53,858	1,674

Total net increase (decrease)	$213,222	6,547	$154,116	4,676	$(257,854)	(7,873)	$ 109,484	3,350

Year ended December 31, 2020
Class 1	$ 80,299	3,402	$ 25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$ 43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 89,775	5,710	$ 23,179	1,400	$ (811,744)	(50,687)	$(698,790)	(43,577)
Class 1A	83,742	5,146	387	24	(1,731)	(108)	82,398	5,062
Class 2	31,907	2,066	11,499	705	(281,699)	(18,151)	(238,293)	(15,380)
Class 4	77,303	4,987	3,024	186	(33,578)	(2,182)	46,749	2,991

Total net increase (decrease)	$282,727	17,909	$ 38,089	2,315	$(1,128,752)	(71,128)	$(807,936)	(50,904)

Year ended December 31, 2020
Class 1	$474,186	41,847	$161,061	11,902	$ (825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$130,801	7,265	$ 18,118	1,012	$ (68,889)	(3,919)	$ 80,030	4,358
Class 1A	1,081	62	73	4	(336)	(19)	818	47
Class 2	9,471	542	32,472	1,818	(119,563)	(6,845)	(77,620)	(4,485)
Class 4	26,704	1,554	4,755	271	(7,508)	(438)	23,951	1,387

Total net increase (decrease)	$168,057	9,423	$ 55,418	3,105	$(196,296)	(11,221)	$ 27,179	1,307

Year ended December 31, 2020
Class 1	$274,643	21,210	$ 23,674	1,607	$(306,092)	(22,650)	$ (7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$ 76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

304 American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 433,686	7,284	$ 338,978	5,480	$(2,416,869)	(40,085)	$(1,644,205)	(27,321)
Class 1A	2,806	48	256	4	(1,220)	(21)	1,842	31
Class 2	75,035	1,294	200,835	3,293	(1,029,661)	(17,541)	(753,791)	(12,954)
Class 3	355	6	2,190	35	(10,322)	(174)	(7,777)	(133)
Class 4	148,625	2,562	22,147	368	(62,826)	(1,091)	107,946	1,839

Total net increase (decrease)	$ 660,507	11,194	$ 564,406	9,180	$(3,520,898)	(58,912)	$(2,295,985)	(38,538)

Year ended December 31, 2020
Class 1	$1,892,111	42,172	$ 862,018	17,198	$(2,883,447)	(61,087)	$ (129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$ (799,726)	(15,360)

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 29,279	1,443	$ 3,971	194	$(232,053)	(11,524)	$(198,803)	(9,887)
Class 1A	1,287	64	13	1	(232)	(12)	1,068	53
Class 2	3,953	200	683	33	(17,914)	(910)	(13,278)	(677)
Class 4	10,770	548	334	16	(8,037)	(411)	3,067	153

Total net increase (decrease)	$ 45,289	2,255	$ 5,001	244	$(258,236)	(12,857)	$(207,946)	(10,358)

Year ended December 31, 2020
Class 1	$ 78,373	5,478	$17,128	948	$(179,914)	(10,267)	$ (84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series	305

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 49,189	4,272	$ 6,287	542	$(232,354)	(19,691)	$(176,878)	(14,877)
Class 1A	321	28	69	6	(151)	(13)	239	21
Class 2	2,740	238	94	8	(277)	(25)	2,557	221
Class 4	38,267	3,351	4,338	374	(23,639)	(2,061)	18,966	1,664

Total net increase (decrease)	$ 90,517	7,889	$10,788	930	$(256,421)	(21,790)	$(155,116)	(12,971)

Year ended December 31, 2020
Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$ 75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$ 80,728	7,806

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 619,470	22,174	$ 743,601	26,463	$ (866,828)	(31,216)	$ 496,243	17,421
Class 1A	1,793	65	581	21	(996)	(37)	1,378	49
Class 2	58,876	2,153	196,496	7,078	(322,437)	(11,724)	(67,065)	(2,493)
Class 3	848	30	1,243	44	(1,235)	(44)	856	30
Class 4	353,897	12,936	206,427	7,487	(146,094)	(5,389)	414,230	15,034

Total net increase (decrease)	$1,034,884	37,358	$1,148,348	41,093	$(1,337,590)	(48,410)	$ 845,642	30,041

Year ended December 31, 2020
Class 1	$1,817,230	79,909	$ 412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$ 606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

306 American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 4,134	283	$ 666	44	$(34,106)	(2,374)	$(29,306)	(2,047)
Class 1A	679	46	20	2	(86)	(6)	613	42
Class 2	3,617	250	1,228	82	(11,829)	(810)	(6,984)	(478)
Class 4	16,927	1,176	711	48	(3,612)	(252)	14,026	972

Total net increase (decrease)	$25,357	1,755	$2,625	176	$(49,633)	(3,442)	$(21,651)	(1,511)

Year ended December 31, 2020
Class 1	$29,379	2,319	$ 6,831	491	$(35,963)	(2,860)	$ 247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$ (1,808)	(263)

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,938,652	168,484	$312,925	27,791	$ (329,786)	(28,255)	$1,921,791	168,020
Class 1A	2,848	245	451	40	(1,244)	(106)	2,055	179
Class 2	150,108	13,024	162,183	14,611	(128,895)	(11,224)	183,396	16,411
Class 4	142,549	12,420	34,213	3,096	(30,706)	(2,679)	146,056	12,837

Total net increase (decrease)	$2,234,157	194,173	$509,772	45,538	$ (490,631)	(42,264)	$2,253,298	197,447

Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$ (26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$ 213,249	15,147

Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 90,907	7,206	$30,543	2,487	$(255,983)	(20,296)	$(134,533)	(10,603)
Class 1A	144	11	20	2	(132)	(10)	32	3
Class 2	61,906	4,952	32,054	2,632	(24,529)	(1,974)	69,431	5,610
Class 4	9,678	787	1,782	148	(9,021)	(731)	2,439	204

Total net increase (decrease)	$162,635	12,956	$64,399	5,269	$(289,665)	(23,011)	$ (62,631)	(4,786)

Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$ 69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$ 70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series	307

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,429	14,958	$ 875	85	$ (10,038)	(994)	$ 145,266	14,049
Class 1A	305	31	8	1	(207)	(21)	106	11
Class 2	13,574	1,369	4,966	492	(30,792)	(3,106)	(12,252)	(1,245)
Class 3	467	46	74	7	(591)	(59)	(50)	(6)
Class 4	72,347	6,628	588	53	(49,707)	(4,557)	23,228	2,124

Total net increase (decrease)	$241,122	23,032	$ 6,511	638	$ (91,335)	(8,737)	$ 156,298	14,933

Year ended December 31, 2020
Class 1	$ 18,985	2,117	$ 9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 22,141	2,002	$ 8,143	764	$(13,236)	(1,205)	$17,048	1,561
Class 1A	537	49	48	4	(233)	(21)	352	32
Class 2	4,543	413	2,044	192	(3,289)	(300)	3,298	305
Class 4	7,418	683	1,423	136	(2,901)	(268)	5,940	551

Total net increase (decrease)	$ 34,639	3,147	$11,658	1,096	$(19,659)	(1,794)	$26,638	2,449

Year ended December 31, 2020
Class 1	$ 68,523	6,189	$ 3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$ 4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

308 American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 5,876	520	$ –		–		$ (12,519)	(1,108)	$ (6,643)	(588)
Class 1A	–	–	–		–		–	–	–	–
Class 2	50,156	4,568	–		–		(80,950)	(7,375)	(30,794)	(2,807)
Class 3	542	49	–		–		(521)	(47)	21	2
Class 4	22,155	2,003	–		–		(19,666)	(1,778)	2,489	225

Total net increase (decrease)	$ 78,729	7,140	$ –		–		$(113,656)	(10,308)	$(34,927)	(3,168)

Year ended December 31, 2020
Class 1	$ 32,173	2,840	$104		9		$ (17,960)	(1,586)	$ 14,317	1,263
Class 1A	–	–	–	†	–	†	–	–	– †	–†
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$ 92,028	8,293

U.S. Government Securities Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 34,853	2,735	$ 32,361		2,771		$ (82,460)	(6,462)	$ (15,246)	(956)
Class 1A	2,726	213	464		40		(1,820)	(149)	1,370	104
Class 2	75,188	5,936	129,048		11,192		(59,432)	(4,766)	144,804	12,362
Class 3	129	10	836		72		(855)	(67)	110	15
Class 4	50,451	4,007	21,504		1,868		(80,347)	(6,400)	(8,392)	(525)

Total net increase (decrease)	$163,347	12,901	$184,213		15,943		$ (224,914)	(17,844)	$ 122,646	11,000

Year ended December 31, 2020
Class 1	$194,142	14,793	$ 15,787		1,214		$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136		11		(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919		4,038		(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407		31		(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187		715		(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$ 77,436		6,009		$(1,725,307)	(130,240)	$ (934,697)	(69,278)

Managed Risk Growth Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 1,457	82	$ 452		26		$ (2,346)	(132)	$ (437)	(24)
Class P2	25,688	1,464	25,039		1,458		(32,977)	(1,879)	17,750	1,043

Total net increase (decrease)	$27,145	1,546	$25,491		1,484		$(35,323)	(2,011)	$17,313	1,019

Year ended December 31, 2020
Class P1	$3,987	282	$ 438		32		$ (1,595)	(110)	$ 2,830	204
Class P2	54,142	3,714	24,836		1,828		(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274		1,860		$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series	309

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 486	42	$ 14	1	$ (400)	(36)	$ 100	7
Class P2	5,401	487	917	81	(9,379)	(836)	(3,061)	(268)

Total net increase (decrease)	$ 5,887	529	$ 931	82	$(9,779)	(872)	$(2,961)	(261)

Year ended December 31, 2020
Class P1	$ 1,063	104	$ 31	3	$ (311)	(30)	$ 783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$1,198	241

Managed Risk Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 457	39	$ 24	2	$ (161)	(14)	$ 320	27
Class P2	3,961	333	4,326	357	(28,108)	(2,395)	(19,821)	(1,705)

Total net increase (decrease)	$4,418	372	$ 4,350	359	$(28,269)	(2,409)	$ (19,501)	(1,678)

Year ended December 31, 2020
Class P1	$ 947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$ 11,085	1,176

Managed Risk Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 29,746	2,054	$ 51,289	3,458	$ (76,683)	(5,259)	$ 4,352	253
Class P2	8,779	612	7,481	508	(17,727)	(1,218)	(1,467)	(98)

Total net increase (decrease)	$ 38,525	2,666	$ 58,770	3,966	$ (94,410)	(6,477)	$ 2,885	155

Year ended December 31, 2020
Class P1	$ 92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$ 89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

310 American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 595	41	$ 80	5	$ (106)	(7)	$ 569	39
Class P2	26,974	1,915	30,961	2,147	(176,943)	(12,616)	(119,008)	(8,554)

Total net increase (decrease)	$27,569	1,956	$ 31,041	2,152	$(177,049)	(12,623)	$(118,439)	(8,515)

Year ended December 31, 2020
Class P1	$ 3,275	256	$ 204	16	$ (622)	(45)	$ 2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$ (57,436)	(3,765)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

American Funds Insurance Series	311

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2021 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$913,466	$ 900,763	$6,005,499	$2,709,411	$1,019,151	$7,267,924
Sales of investment securities*	949,187	1,622,002	6,886,699	3,545,484	1,017,212	8,150,667
Non-U.S. taxes paid on dividend income	3,512	1,456	4,658	7,227	2,231	484
Non-U.S. taxes paid on interest income	–	–	–	–	14	–
Non-U.S. taxes paid on realized gains	179	2,021	–	6,391	737	–
Non-U.S. taxes provided on unrealized appreciation	6,444	12,511	–	24,162	14,066	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,478,038	$5,484,959	$167,107	$523,544	$21,136,320	$ 86,190
Sales of investment securities*	1,498,711	7,965,628	395,655	642,464	21,161,542	101,578
Non-U.S. taxes paid on dividend income	1,578	6,463	1,595	866	5,080	199
Non-U.S. taxes paid on interest income	–	–	–	–	–	8
Non-U.S. taxes paid (refunded) on realized gains	2,560	(4)	–	61	1,639	(4)
Non-U.S. taxes provided on unrealized appreciation	710	–	–	129	1,684	23

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$33,592,753	$795,119	$416,447	$1,214,361	$–	$3,261,101
Sales of investment securities*	35,530,547	961,754	272,957	1,235,058	–	3,722,994
Non-U.S. taxes paid on interest income	56	218	10	–	–	–
Non-U.S. taxes paid on realized gains	–	32	–	–	–	–
Non-U.S. taxes provided on unrealized appreciation	–	77	–	–	–	–

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$145,064	$20,990	$38,330	$158,090	$ 98,352
Sales of investment securities*	106,135	26,559	69,372	227,340	193,491

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 21% and 15% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

312 American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Global Growth Fund

Class 1:
6/30/2021[3,4]	$41.16	$.12	$4.67	$4.79	$(.12)	$(2.17)	$(2.29)	$43.66	11.76%[5]	$4,080	.55%[6]		.54%[6]
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630	.56		1.00

Class 1A:
6/30/2021[3,4]	41.02	.06	4.66	4.72	(.11)	(2.17)	(2.28)	43.46	11.62 [5]	14	.80	[6]	.29	[6]
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2	.80	[6]	.39	[6]

Class 2:
6/30/2021[3,4]	40.72	.06	4.62	4.68	(.11)	(2.17)	(2.28)	43.12	11.60 [5]	4,602	.80	[6]	.28	[6]
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483	.81		.76

Class 4:
6/30/2021[3,4]	40.45	.01	4.58	4.59	(.09)	(2.17)	(2.26)	42.78	11.47 [5]	648	1.05	[6]	.04	[6]
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06		.50

See end of tables for footnotes. American Funds Insurance Series 313

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net (loss) income to average net assets

Global Small Capitalization Fund

Class 1:
6/30/2021[3,4]	$32.64	$(.02)	$3.56	$3.54	$ –	$(.77)	$ (.77)	$35.41	10.86%[5]	$2,164		.74%[6]		(.13)%[6]
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	–	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57

Class 1A:
6/30/2021[3,4]	32.49	(.06)	3.54	3.48	–	(.77)	(.77)	35.20	10.73 [5]	2		.99	[6]	(.35)[6]
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	–	(.13)	25.36	23.19 [5]	–	[8]	.96	[6]	.35 [6]

Class 2:
6/30/2021[3,4]	31.56	(.06)	3.44	3.38	–	(.77)	(.77)	34.17	10.72 [5]	2,720		.99	[6]	(.39)[6]
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	–	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31

Class 4:
6/30/2021[3,4]	31.67	(.10)	3.45	3.35	–	(.77)	(.77)	34.25	10.56 [5]	334		1.24	[6]	(.62)[6]
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	– [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	– [9]	5.09	5.09	(.09)	–	(.09)	24.91	25.62	125		1.23		– [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03

See end of tables for footnotes. 314 American Funds Insurance Series

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2021[3,4]	$120.22	$.25	$14.79	$15.04	$(.16)	$(16.81)	$(16.97)	$118.29	13.03%[5]	$17,535	.35%[6]		.40%[6]
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03

Class 1A:
6/30/2021[3,4]	119.59	.10	14.69	14.79	(.12)	(16.81)	(16.93)	117.45	12.87 [5]	79	.60	[6]	.16	[6]
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]

Class 2:
6/30/2021[3,4]	119.18	.09	14.65	14.74	(.11)	(16.81)	(16.92)	117.00	12.87 [5]	21,673	.60	[6]	.15	[6]
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78

Class 3:
6/30/2021[3,4]	121.13	.14	14.91	15.05	(.13)	(16.81)	(16.94)	119.24	12.91 [5]	298	.53	[6]	.22	[6]
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85

Class 4:
6/30/2021[3,4]	117.24	(.06)	14.40	14.34	(.08)	(16.81)	(16.89)	114.69	12.74 [5]	2,829	.85	[6]	(.10)[6]
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53

See end of tables for footnotes. American Funds Insurance Series 315

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2021[3,4]	$23.64	$.14	$ .97	$ 1.11	$(.01)	$ –	$(.01)	$24.74	4.71%[5]	$5,060	.55%[6]		1.17%[6]
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57

Class 1A:
6/30/2021[3,4]	23.55	.12	.96	1.08	– [9]	–	– [9]	24.63	4.61 [5]	10	.80	[6]	.97	[6]
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]

Class 2:
6/30/2021[3,4]	23.54	.11	.97	1.08	– [9]	–	– [9]	24.62	4.61 [5]	4,492	.80	[6]	.94	[6]
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35

Class 3:
6/30/2021[3,4]	23.69	.12	.99	1.11	(.01)	–	(.01)	24.79	4.67 [5]	24	.73	[6]	1.00	[6]
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42

Class 4:
6/30/2021[3,4]	23.25	.08	.96	1.04	–	–	–	24.29	4.47 [5]	459	1.05	[6]	.71	[6]
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03

See end of tables for footnotes. 316 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

New World Fund

Class 1:
6/30/2021[3,4]	$31.59	$.14	$3.07	$3.21	$(.09)	$(1.07)	$(1.16)	$33.64	10.21%[5]	$2,542	.74%[6]		.56%[6]		.85%[6]
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	–	(.20)	19.72	5.59	1,743	.78		.78		1.25

Class 1A:
6/30/2021[3,4]	31.43	.07	3.07	3.14	(.06)	(1.07)	(1.13)	33.44	10.05 [5]	9	.99	[6]	.81	[6]	.46	[6]
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	–	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]

Class 2:
6/30/2021[3,4]	31.25	.10	3.04	3.14	(.08)	(1.07)	(1.15)	33.24	10.09 [5]	1,163	.99	[6]	.81	[6]	.59	[6]
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	–	(.15)	19.54	5.26	911	1.03		1.03		1.00

Class 4:
6/30/2021[3,4]	31.04	.06	3.00	3.06	(.06)	(1.07)	(1.13)	32.97	9.92 [5]	913	1.24	[6]	1.06	[6]	.35	[6]
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	–	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	–	(.12)	19.51	5.04	240	1.28		1.28		.75

See end of tables for footnotes. American Funds Insurance Series 317

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Washington Mutual Investors Fund

Class 1:
6/30/2021[3,4]	$14.35	$.13	$2.04	$2.17	$(.06)	$ –	$(.06)	$16.46	15.14%[5]	$5,803	.42%[6]		.37%[6]		1.66%[6]
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099	.41		.41		2.39

Class 1A:
6/30/2021[3,4]	14.28	.12	2.02	2.14	(.06)	–	(.06)	16.36	15.00 [5]	111	.67	[6]	.57	[6]	1.48	[6]
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1	.65	[6]	.65	[6]	2.01	[6]

Class 2:
6/30/2021[3,4]	14.15	.11	2.02	2.13	(.06)	–	(.06)	16.22	15.03 [5]	3,283	.67	[6]	.62	[6]	1.41	[6]
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412	.66		.66		2.16

Class 4:
6/30/2021[3,4]	14.06	.09	2.00	2.09	(.05)	–	(.05)	16.10	14.88 [5]	951	.92	[6]	.87	[6]	1.16	[6]
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132	.91		.91		1.81

See end of tables for footnotes. 318 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital World Growth and Income Fund

Class 1:
6/30/2021[3,4]	$16.67	$.15	$1.53	$1.68	$(.04)	$(.40)	$(.44)	$17.91	10.06%[5]	$ 785		.63%[6]		.55%[6]		1.71%[6]
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	–	(.27)	13.02	7.61	571		.63		.63		2.18

Class 1A:
6/30/2021[3,4]	16.62	.14	1.51	1.65	(.03)	(.40)	(.43)	17.84	9.94 [5]	3		.88	[6]	.80	[6]	1.56	[6]
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	–	[8]	.84	[6]	.84	[6]	1.20	[6]

Class 2:
6/30/2021[3,4]	16.63	.13	1.53	1.66	(.03)	(.40)	(.43)	17.86	9.98 [5]	1,368		.88	[6]	.81	[6]	1.45	[6]
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	–	(.23)	13.00	7.34	1,405		.88		.88		1.98

Class 4:
6/30/2021[3,4]	16.35	.10	1.51	1.61	(.03)	(.40)	(.43)	17.53	9.82 [5]	202		1.13	[6]	1.05	[6]	1.22	[6]
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	–	(.23)	12.89	7.04	16		1.13		1.13		1.63

See end of tables for footnotes. American Funds Insurance Series 319

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2021[3,4]	$55.38	$ .38	$7.53	$ 7.91	$(.25)	$(.60)	$ (.85)	$62.44	14.30%[5]	$24,114	.29%[6]		1.30%[6]
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79

Class 1A:
6/30/2021[3,4]	55.16	.31	7.48	7.79	(.23)	(.60)	(.83)	62.12	14.14 [5]	20	.54	[6]	1.06	[6]
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]

Class 2:
6/30/2021[3,4]	54.66	.30	7.42	7.72	(.23)	(.60)	(.83)	61.55	14.14 [5]	14,983	.54	[6]	1.05	[6]
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54

Class 3:
6/30/2021[3,4]	55.49	.33	7.53	7.86	(.23)	(.60)	(.83)	62.52	14.19 [5]	165	.47	[6]	1.12	[6]
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61

Class 4:
6/30/2021[3,4]	53.99	.23	7.32	7.55	(.21)	(.60)	(.81)	60.73	14.00 [5]	1,695	.79	[6]	.81	[6]
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29

See end of tables for footnotes. 320 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

International Growth and Income Fund

Class 1:
6/30/2021[3,4]	$19.01	$.24	$ 1.13	$ 1.37	$(.07)	$ –	$(.07)	$20.31	7.20%[5]	$ 995	.67%[6]		2.39%[6]
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93

Class 1A:
6/30/2021[3,4]	18.97	.21	1.13	1.34	(.06)	–	(.06)	20.25	7.08 [5]	4	.91	[6]	2.18	[6]
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	–	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]

Class 2:
6/30/2021[3,4]	18.95	.21	1.12	1.33	(.06)	–	(.06)	20.22	7.02 [5]	222	.91	[6]	2.17	[6]
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	–	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72

Class 4:
6/30/2021[3,4]	18.82	.19	1.11	1.30	(.06)	–	(.06)	20.06	6.88 [5]	123	1.16	[6]	1.93	[6]
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	–	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43

See end of tables for footnotes. American Funds Insurance Series 321

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital Income Builder

Class 1:
6/30/2021[3,4]	$10.87	$.19	$ .88	$1.07	$(.13)	$ –	$(.13)	$11.81	9.85%[5]	$499		.53%[6]		.27%[6]		3.31%[6]
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621		.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	–	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	–	(.33)	9.46	4.17	156		.54		.54		3.39

Class 1A:
6/30/2021[3,4]	10.86	.18	.87	1.05	(.11)	–	(.11)	11.80	9.72 [5]	7		.78	[6]	.52	[6]	3.09	[6]
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6		.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	–	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]

Class 2:
6/30/2021[3,4]	10.87	.18	.87	1.05	(.11)	–	(.11)	11.81	9.72 [5]	11		.78	[6]	.52	[6]	3.11	[6]
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8		.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	–	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	–	(.32)	9.46	4.08	–	[8]	.80		.80		2.82

Class 4:
6/30/2021[3],[4]	10.85	.16	.88	1.04	(.10)	–	(.10)	11.79	9.60 [5]	522		1.03	[6]	.77	[6]	2.84	[6]
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462		1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	–	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	–	(.28)	9.45	3.78	256		1.04		1.04		2.88

See end of tables for footnotes. 322 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2021[3,4]	$26.50	$.23	$ 2.48	$ 2.71	$(.10)	$ (.94)	$ (1.04)	$28.17	10.22%[5]	$20,941	.30%[6]		1.67%[6]
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97

Class 1A:
6/30/2021[3,4]	26.42	.20	2.47	2.67	(.09)	(.94)	(1.03)	28.06	10.10 [5]	17	.55	[6]	1.43	[6]
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]

Class 2:
6/30/2021[3,4]	26.21	.19	2.44	2.63	(.08)	(.94)	(1.02)	27.82	10.06 [5]	5,496	.55	[6]	1.42	[6]
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72

Class 3:
6/30/2021[3,4]	26.53	.21	2.48	2.69	(.09)	(.94)	(1.03)	28.19	10.14 [5]	36	.48	[6]	1.49	[6]
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79

Class 4:
6/30/2021[3,4]	26.06	.16	2.44	2.60	(.08)	(.94)	(1.02)	27.64	9.97 [5]	5,856	.80	[6]	1.18	[6]
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47

See end of tables for footnotes. American Funds Insurance Series 323

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Global Balanced Fund

Class 1:
6/30/2021[3,4]	$14.19	$.09	$ .78	$ .87	$(.02)	$ (.07)	$ (.09)	$14.97	6.10%[5]	$116		.72%[6]		1.29%[6]
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	–	(.17)	11.08	4.73	64		.72		1.73

Class 1A:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	4		.97	[6]	1.11	[6]
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	–	[8]	.94	[6]	1.27	[6]

Class 2:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	212		.97	[6]	1.09	[6]
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	–	(.14)	11.06	4.48	178		.97		1.48

Class 4:
6/30/2021[3,4]	14.02	.06	.76	.82	(.02)	(.07)	(.09)	14.75	5.82 [5]	125		1.22	[6]	.86	[6]
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	–	(.14)	11.00	4.21	10		1.24		1.12

See end of tables for footnotes. 324 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

The Bond Fund of America

Class 1:
6/30/2021[3,4]	$11.89	$.10	$(.18)	$(.08)	$(.03)	$ (.47)	$ (.50)	$11.31	(.67)%[5]	$8,408	.40%[6]		.33%[6]		1.68%[6]
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829	.38		.38		1.91

Class 1A:
6/30/2021[3,4]	11.84	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.25	(.79)[5]	11	.65	[6]	.58	[6]	1.43	[6]
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1	.62	[6]	.62	[6]	2.01	[6]

Class 2:
6/30/2021[3,4]	11.73	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.14	(.81)[5]	3,829	.65	[6]	.58	[6]	1.42	[6]
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959	.63		.63		1.65

Class 4:
6/30/2021[3,4]	11.69	.07	(.18)	(.11)	(.02)	(.47)	(.49)	11.09	(.93)[5]	820	.90	[6]	.83	[6]	1.18	[6]
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102	.88		.88		1.41

See end of tables for footnotes. American Funds Insurance Series 325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital World Bond Fund

Class 1:
6/30/2021[3,4]	$12.94	$.12	$(.52)	$(.40)	$(.07)	$(.31)	$(.38)	$12.16	(3.20)%[5]	$1,016		.59%[6]		.49%[6]		1.96%[6]
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/20r16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26

Class 1A:
6/30/2021[3,4]	12.91	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.12	(3.24)[5]	1		.84	[6]	.74	[6]	1.72	[6]
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	–	[8]	.72	[6]	.72	[6]	2.27	[6]

Class 2:
6/30/2021[3,4]	12.84	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.05	(3.26)[5]	1,060		.84	[6]	.74	[6]	1.72	[6]
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01

Class 4:
6/30/2021[3,4]	12.71	.09	(.52)	(.43)	(.06)	(.31)	(.37)	11.91	(3.41)[5]	60		1.09	[6]	.99	[6]	1.46	[6]
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76

See end of tables for footnotes. 326 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

American High-Income Trust

Class 1:
6/30/2021[3,4]	$ 9.80	$.26	$ .39	$ .65	$(.08)	$–	$(.08)	$10.37	6.62%[5]	$276		.53%[6]		.45%[6]		5.18%[6]
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25	632		.49		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	–	(.64)	10.18	17.83	949		.49		.49		6.18

Class 1A:
6/30/2021[3,4]	9.78	.25	.38	.63	(.07)	–	(.07)	10.34	6.49 [5]	1		.78	[6]	.71	[6]	4.98	[6]
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02 [5]	–	[8]	.72	[6]	.72	[6]	5.74	[6]

Class 2:
6/30/2021[3,4]	9.61	.25	.37	.62	(.07)	–	(.07)	10.16	6.50 [5]	690		.78	[6]	.71	[6]	5.00	[6]
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89	776		.74		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	–	(.61)	10.04	17.69	799		.74		.74		5.92

Class 3:
6/30/2021[3,4]	9.84	.26	.38	.64	(.07)	–	(.07)	10.41	6.56 [5]	11		.71	[6]	.64	[6]	5.07	[6]
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02	12		.67		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	–	(.62)	10.22	17.68	13		.67		.67		5.99

Class 4:
6/30/2021[3,4]	10.54	.25	.41	.66	(.07)	–	(.07)	11.13	6.28 [5]	96		1.03	[6]	.95	[6]	4.73	[6]
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63	34		.99		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	–	(.61)	10.79	17.29	21		.99		.99		5.55

See end of tables for footnotes. American Funds Insurance Series 327

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[11]		Ratio of net income to average net assets[11]

American Funds Mortgage Fund

Class 1:
6/30/2021[3,4]	$11.11	$.03		$( .09)	$ (.06)	$(.02)	$(.37)	$(.39)	$10.66	(.57)%[5]	$231		.50%[6]		.31%[6]		.52%[6]
12/31/2020	10.56	.10		.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24		.30	.54	(.28)	–	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20		(.14)	.06	(.23)	–	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16		– [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
12/31/2016	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		.46		1.39

Class 1A:
6/30/2021[3,4]	11.08	.01		(.07)	(.06)	(.02)	(.37)	(.39)	10.63	(.60)[5]	2		.75	[6]	.56	[6]	.27	[6]
12/31/2020	10.55	.07		.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22		.30	.52	(.25)	–	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18		(.14)	.04	(.22)	–	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14		– [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	–	[8]	.70	[6]	.70	[6]	1.38	[6]

Class 2:
6/30/2021[3,4]	11.09	.01		(.08)	(.07)	(.02)	(.37)	(.39)	10.63	(.70)[5]	59		.75	[6]	.56	[6]	.27	[6]
12/31/2020	10.54	.08		.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21		.31	.52	(.26)	–	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18		(.15)	.03	(.20)	–	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
12/31/2016	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		.71		1.14

Class 4:
6/30/2021[3,4]	10.97	–	[9]	(.08)	(.08)	(.01)	(.37)	(.38)	10.51	(.74)[5]	41		1.00	[6]	.81	[6]	.02	[6]
12/31/2020	10.44	.04		.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18		.31	.49	(.24)	–	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15		(.15)	– [9]	(.19)	–	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11		– [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03
12/31/2016	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.96		.86

See end of tables for footnotes. 328 American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2021[3,4]	$11.31	$(.01)	$(.01)		$(.02)	$ –	$–	$ –	$11.29	(.18)%[5]	$37		.36%[6]		(.26)%[6]
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	–	[9]	.01	–	–	–	11.27	.09	37		.35		.11

Class 1A:
6/30/2021[3,4]	11.31	(.01)	(.01)		(.02)	–	–	–	11.29	(.18)[5]	–	[8]	.35	[6]	(.25)[6]
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	–	[8]	.35		.26
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	–	[8]	.37		1.90
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	–	[8]	.35		1.60
12/31/2017[3,7]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [5]	–	[8]	.34	[6]	.69 [6]

Class 2:
6/30/2021[3,4]	10.99	(.03)	–	[9]	(.03)	–	–	–	10.96	(.27)[5]	256		.61	[6]	(.51)[6]
12/31/2020	11.01	– [9]	–	[9]	– [9]	(.02)	–	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	–	[9]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	–	[9]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	–	[9]	(.02)	–	–	–	10.99	(.18)	297		.60		(.14)

Class 3:
6/30/2021[3,4]	11.12	(.02)	(.01)		(.03)	–	–	–	11.09	(.27)[5]	4		.54	[6]	(.44)[6]
12/31/2020	11.13	– [9]	.02		.02	(.03)	–	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	–	[9]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	–	[9]	(.01)	–	–	–	11.10	(.09)	4		.53		(.08)

Class 4:
6/30/2021[3,4]	11.08	(.04)	–	[9]	(.04)	–	–	–	11.04	(.36)[5]	43		.86	[6]	(.76)[6]
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	–	[9]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	–	–	–	11.12	(.45)	13		.85		(.40)

See end of tables for footnotes. American Funds Insurance Series 329

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[11]		Ratio of net income to average net assets[11]

U.S. Government Securities Fund

Class 1:
6/30/2021[3,4]	$13.04	$.08	$(.26)	$(.18)	$(.03)	$(1.11)	$(1.14)	$11.72	(1.31)%[5]	$374		.39%[6]		.34%[6]		1.20%[6]
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83	1,558		.36		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		.36		1.31

Class 1A:
6/30/2021[3,4]	13.00	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.67	(1.42)[5]	5		.64	[6]	.58	[6]	1.02	[6]
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73 [5]	—	[8]	.58	[6]	.58	[6]	1.53	[6]

Class 2:
6/30/2021[3,4]	12.89	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.56	(1.36)[5]	1,434		.64	[6]	.59	[6]	.98	[6]
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59	1,473		.61		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		.61		1.05

Class 3:
6/30/2021[3,4]	13.07	.07	(.26)	(.19)	(.03)	(1.11)	(1.14)	11.74	(1.41)[5]	9		.57	[6]	.52	[6]	1.03	[6]
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72	10		.54		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		.54		1.12

Class 4:
6/30/2021[3,4]	12.88	.04	(.25)	(.21)	(.02)	(1.11)	(1.13)	11.54	(1.58)[5]	237		.89	[6]	.84	[6]	.70	[6]
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28	62		.86		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.86		.82

See end of tables for footnotes. 330 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[11,13]		Net effective expense ratio[4,11,14]		Ratio of net (loss) income to average net assets[11]

Managed Risk Growth Fund

Class P1:
6/30/2021[3,4]	$17.25	$(.01)	$1.30	$1.29	$(.08)	$ (.74)	$(.82)	$17.72	7.56%[5]	$ 11		.42%[6]		.37%[6]		.72%[6]		(.13)%[6]
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[15]	3		.42	[15]	.37	[15]	.71	[15]	.82	[15]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [15]	2		.42	[15]	.36	[15]	.70	[15]	.69	[15]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [15]	1		.50	[15]	.34	[15]	.68	[15]	.79	[15]

Class P2:
6/30/2021[3,4]	17.11	(.03)	1.30	1.27	(.04)	(.74)	(.78)	17.60	7.53 [5]	588		.67	[6]	.62	[6]	.97	[6]	(.36)[6]
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43

Managed Risk International Fund

Class P1:
6/30/2021[3,4]	$11.07	$(.01)	$ .31	$ .30	$(.09)	$ –	$(.09)	$11.28	2.73%[5,15]	$ 2		.43%[6,15]		.36%[6,15]		.88%[6,15]		(.22)%[6,15]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [15]	2		.43	[15]	.35	[15]	.86	[15]	.82	[15]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [15]	1		.41	[15]	.33	[15]	.84	[15]	1.64	[15]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[15]	–	[8]	.33	[15]	.28	[15]	.77	[15]	3.02	[15]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [15]	–	[8]	.28	[15]	.20	[15]	.69	[15]	1.13	[15]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[15]	–	[8]	.39	[15]	.23	[15]	.74	[15]	1.15	[15]

Class P2:
6/30/2021[3,4]	10.99	(.03)	.32	.29	(.06)	–	(.06)	11.22	2.64 [5]	169		.70	[6]	.63	[6]	1.15	[6]	(.48)[6]
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2021[3,4]	$11.24	$ .02	$1.00	$1.02	$(.15)	$ –	$(.15)	$12.11	9.08%[5,15]	$ 2		.41%[6,15]		.35%[6,15]		.76%[6,15]		.41%[6,15]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[15]	2		.40	[15]	.35	[15]	.76	[15]	1.66	[15]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [15]	1		.38	[15]	.33	[15]	.74	[15]	2.14	[15]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[15]	–	[8]	.33	[15]	.28	[15]	.67	[15]	3.21	[15]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [15]	–	[8]	.30	[15]	.25	[15]	.64	[15]	1.59	[15]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [15]	–	[8]	.43	[15]	.27	[15]	.67	[15]	1.83	[15]

Class P2:
6/30/2021[3,4]	11.18	.01	1.00	1.01	(.15)	–	(.15)	12.04	8.99 [5]	361		.68	[6]	.62	[6]	1.03	[6]	.09	[6]
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04

See end of tables for footnotes. American Funds Insurance Series 331

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[11,13]		Net effective expense ratio[4,11,14]		Ratio of net (loss) income to average net assets[11]

Managed Risk Growth-Income Fund

Class P1:
6/30/2021[3,4]	$14.01	$ .03		$1.21	$1.24	$(.15)	$(.20)	$ (.35)	$14.90	8.82%[5]	$2,259	.41%[6]		.36%[6]		.66%[6]		.37%[6]
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [15]	2	.44	[15]	.37	[15]	.66	[15]	1.61	[15]
12/31/2016	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [15]	1	.52	[15]	.36	[15]	.64	[15]	1.46	[15]

Class P2:
6/30/2021[3,4]	13.93	.01		1.21	1.22	(.14)	(.20)	(.34)	14.81	8.76 [5]	333	.66	[6]	.61	[6]	.91	[6]	.12	[6]
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13

Managed Risk Asset Allocation Fund

Class P1:
6/30/2021[3,4]	$13.84	$.02		$1.17	$1.19	$(.20)	$ –	$ (.20)	$14.83	8.62%[5]	$ 6	.41%[6]		.36%[6]		.66%[6]		.30%[6]
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65

Class P2:
6/30/2021[3,4]	13.45	–	[9]	1.14	1.14	(.16)	–	(.16)	14.43	8.46 [5]	2,852	.66	[6]	.61	[6]	.91	[6]	.03	[6]
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20

See end of tables for footnotes. 332 American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[16,17]	Six months ended June 30, 2021[3,4,5]	Year ended December 31,
		2020	2019	2018	2017	2016
Capital Income Builder	37%	110%	44%	42%	59%	41%
Asset Allocation Fund	27	49	47	34	39	43
Global Balanced Fund	23	68	60	30	28	43
The Bond Fund of America	42	72	146	98	153	108
Capital World Bond Fund	35	88	110	78	74	70
American Funds Mortgage Fund	28	123	84	60	98	113
U.S. Government Securities Fund	51	112	103	76	120	273

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[16,17]	Six months ended June 30, 2021[3,4,5]	Year ended December 31,
		2020	2019	2018	2017	2016
Global Growth Fund	11%	17%	14%	25%	31%	27%
Global Small Capitalization Fund	17	38	50	43	33	40
Growth Fund	5	32	21	35	24	26
International Fund	27	40	32	29	29	31
New World Fund	25	70	38	58	56	32
Washington Mutual Investors Fund	75	40	37	49	34	30
Capital World Growth and Income Fund	69	36	29	49	41	57
Growth-Income Fund	14	33	27	39	27	27
International Growth and Income Fund	12	56	28	38	51	32
Capital Income Builder	58	184	72	98	88	53
Asset Allocation Fund	77	145	79	86	85	83
Global Balanced Fund	25	86	74	51	41	65
The Bond Fund of America	332	461	373	514	502	375
Capital World Bond Fund	46	145	159	125	105	154
American High-Income Trust	31	78	58	67	78	89
American Funds Mortgage Fund	511	1143	350	811	680	713
U.S. Government Securities Fund	260	867	277	446	551	539
Ultra-Short Bond Fund	–[18]	– [18]	– [18]	– [18]	– [18]	– [12,18]
Managed Risk Growth Fund	19	80	10	7	25	15
Managed Risk International Fund	13	71	8	8	25	26
Managed Risk Washington Mutual Investors Fund	11	101	13	11	32	9
Managed Risk Growth-Income Fund	7	38	6	14	26	14
Managed Risk Asset Allocation Fund	4	30	8	12	1	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[15]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[16]	Refer to Note 5 for further information on mortgage doller rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See end of tables for footnotes. American Funds Insurance Series 333

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

334	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period	[1]	Annualized expense ratio

Global Growth Fund

Class 1 - actual return	$1,000.00	$1,117.57	$2.89		.55%

Class 1 - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 1A - actual return	1,000.00	1,116.18	4.20		.80

Class 1A - assumed 5% return	1,000.00	1,020.83	4.01		.80

Class 2 - actual return	1,000.00	1,115.99	4.20		.80

Class 2 - assumed 5% return	1,000.00	1,020.83	4.01		.80

Class 4 - actual return	1,000.00	1,114.72	5.51		1.05

Class 4 - assumed 5% return	1,000.00	1,019.59	5.26		1.05

Global Small Capitalization Fund

Class 1 - actual return	$1,000.00	$1,108.58	$3.87		.74%

Class 1 - assumed 5% return	1,000.00	1,021.12	3.71		.74

Class 1A - actual return	1,000.00	1,107.25	5.17		.99

Class 1A - assumed 5% return	1,000.00	1,019.89	4.96		.99

Class 2 - actual return	1,000.00	1,107.24	5.17		.99

Class 2 - assumed 5% return	1,000.00	1,019.89	4.96		.99

Class 4 - actual return	1,000.00	1,105.61	6.47		1.24

Class 4 - assumed 5% return	1,000.00	1,018.65	6.21		1.24

Growth Fund

Class 1 - actual return	$1,000.00	$1,130.26	$1.85		.35%

Class 1 - assumed 5% return	1,000.00	1,023.06	1.76		.35

Class 1A - actual return	1,000.00	1,128.69	3.17		.60

Class 1A - assumed 5% return	1,000.00	1,021.82	3.01		.60

Class 2 - actual return	1,000.00	1,128.70	3.17		.60

Class 2 - assumed 5% return	1,000.00	1,021.82	3.01		.60

Class 3 - actual return	1,000.00	1,129.11	2.80		.53

Class 3 - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 4 - actual return	1,000.00	1,127.40	4.48		.85

Class 4 - assumed 5% return	1,000.00	1,020.58	4.26		.85

International Fund

Class 1 - actual return	$1,000.00	$1,047.12	$2.79		.55%

Class 1 - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 1A - actual return	1,000.00	1,046.06	4.06		.80

Class 1A - assumed 5% return	1,000.00	1,020.83	4.01		.80

Class 2 - actual return	1,000.00	1,046.08	4.06		.80

Class 2 - assumed 5% return	1,000.00	1,020.83	4.01		.80

Class 3 - actual return	1,000.00	1,046.71	3.70		.73

Class 3 - assumed 5% return	1,000.00	1,021.17	3.66		.73

Class 4 - actual return	1,000.00	1,044.74	5.32		1.05

Class 4 - assumed 5% return	1,000.00	1,019.59	5.26		1.05

New World Fund

Class 1 - actual return	$1,000.00	$1,102.08	$2.92		.56%

Class 1 - assumed 5% return	1,000.00	1,022.02	2.81		.56

Class 1A - actual return	1,000.00	1,100.48	4.22		.81

Class 1A - assumed 5% return	1,000.00	1,020.78	4.06		.81

Class 2 - actual return	1,000.00	1,100.88	4.22		.81

Class 2 - assumed 5% return	1,000.00	1,020.78	4.06		.81

Class 4 - actual return	1,000.00	1,099.22	5.52		1.06

Class 4 - assumed 5% return	1,000.00	1,019.54	5.31		1.06

See end of tables for footnotes.

American Funds Insurance Series	335

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio

Washington Mutual Investors Fund

Class 1 - actual return	$1,000.00	$1,151.38	$1.97	.37%

Class 1 - assumed 5% return	1,000.00	1,022.96	1.86	.37

Class 1A - actual return	1,000.00	1,149.96	3.04	.57

Class 1A - assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 - actual return	1,000.00	1,150.26	3.31	.62

Class 2 - assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 4 - actual return	1,000.00	1,148.77	4.64	.87

Class 4 - assumed 5% return	1,000.00	1,020.48	4.36	.87

Capital World Growth and Income Fund

Class 1 - actual return	$1,000.00	$1,100.61	$2.86	.55%

Class 1 - assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A - actual return	1,000.00	1,099.39	4.16	.80

Class 1A - assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 - actual return	1,000.00	1,099.82	4.22	.81

Class 2 - assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 - actual return	1,000.00	1,098.20	5.46	1.05

Class 4 - assumed 5% return	1,000.00	1,019.59	5.26	1.05

Growth-Income Fund

Class 1 - actual return	$1,000.00	$1,143.03	$1.54	.29%

Class 1 - assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 1A - actual return	1,000.00	1,141.39	2.87	.54

Class 1A - assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 - actual return	1,000.00	1,141.38	2.87	.54

Class 2 - assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 - actual return	1,000.00	1,141.87	2.50	.47

Class 3 - assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 4 - actual return	1,000.00	1,140.02	4.19	.79

Class 4 - assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund

Class 1 - actual return	$1,000.00	$1,072.02	$3.44	.67%

Class 1 - assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 1A - actual return	1,000.00	1,070.84	4.67	.91

Class 1A - assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 2 - actual return	1,000.00	1,070.24	4.67	.91

Class 2 - assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 4 - actual return	1,000.00	1,068.80	5.95	1.16

Class 4 - assumed 5% return	1,000.00	1,019.04	5.81	1.16

Capital Income Builder

Class 1 - actual return	$1,000.00	$1,098.46	$1.40	.27%

Class 1 - assumed 5% return	1,000.00	1,023.46	1.35	.27

Class 1A - actual return	1,000.00	1,097.22	2.70	.52

Class 1A - assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 2 - actual return	1,000.00	1,097.20	2.70	.52

Class 2 - assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 - actual return	1,000.00	1,095.97	4.00	.77

Class 4 - assumed 5% return	1,000.00	1,020.98	3.86	.77

See end of tables for footnotes.

336 American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund

Class 1 - actual return	$1,000.00	$1,102.24	$1.56	.30%

Class 1 - assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 1A - actual return	1,000.00	1,100.99	2.87	.55

Class 1A - assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 - actual return	1,000.00	1,100.61	2.86	.55

Class 2 - assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 - actual return	1,000.00	1,101.41	2.50	.48

Class 3 - assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 4 - actual return	1,000.00	1,099.74	4.16	.80

Class 4 - assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund

Class 1 - actual return	$1,000.00	$1,061.04	$3.68	.72%

Class 1 - assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 1A - actual return	1,000.00	1,059.77	4.95	.97

Class 1A - assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 2 - actual return	1,000.00	1,059.77	4.95	.97

Class 2 - assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 4 - actual return	1,000.00	1,058.21	6.23	1.22

Class 4 - assumed 5% return	1,000.00	1,018.74	6.11	1.22

The Bond Fund of America

Class 1 - actual return	$1,000.00	$ 993.28	$1.63	.33%

Class 1 - assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 1A - actual return	1,000.00	992.06	2.86	.58

Class 1A - assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 - actual return	1,000.00	991.88	2.86	.58

Class 2 - assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 4 - actual return	1,000.00	990.71	4.10	.83

Class 4 - assumed 5% return	1,000.00	1,020.68	4.16	.83

Capital World Bond Fund

Class 1 - actual return	$1,000.00	$ 968.01	$2.39	.49%

Class 1 - assumed 5% return	1,000.00	1,022.36	2.46	.49

Class 1A - actual return	1,000.00	967.55	3.61	.74

Class 1A - assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 2 - actual return	1,000.00	967.40	3.61	.74

Class 2 - assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 4 - actual return	1,000.00	965.88	4.83	.99

Class 4 - assumed 5% return	1,000.00	1,019.89	4.96	.99

American High-Income Trust

Class 1 - actual return	$1,000.00	$1,066.15	$2.31	.45%

Class 1 - assumed 5% return	1,000.00	1,022.56	2.26	.45

Class 1A - actual return	1,000.00	1,064.90	3.64	.71

Class 1A - assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 2 - actual return	1,000.00	1,064.95	3.64	.71

Class 2 - assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 3 - actual return	1,000.00	1,065.57	3.28	.64

Class 3 - assumed 5% return	1,000.00	1,021.62	3.21	.64

Class 4 - actual return	1,000.00	1,062.78	4.86	.95

Class 4 - assumed 5% return	1,000.00	1,020.08	4.76	.95
See end of tables for footnotes.

American Funds Insurance Series	337

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period	[1]	Annualized expense ratio

American Funds Mortgage Fund

Class 1 - actual return	$ 1,000.00	$ 994.33	$ 1.53		.31%

Class 1 - assumed 5% return	1,000.00	1,023.26	1.56		.31

Class 1A - actual return	1,000.00	994.02	2.77		.56

Class 1A - assumed 5% return	1,000.00	1,022.02	2.81		.56

Class 2 - actual return	1,000.00	993.00	2.77		.56

Class 2 - assumed 5% return	1,000.00	1,022.02	2.81		.56

Class 4 - actual return	1,000.00	992.65	4.00		.81

Class 4 - assumed 5% return	1,000.00	1,020.78	4.06		.81

Ultra-Short Bond Fund

Class 1 - actual return	$ 1,000.00	$ 998.23	$ 1.78		.36%

Class 1 - assumed 5% return	1,000.00	1,023.01	1.81		.36

Class 1A - actual return	1,000.00	998.23	1.73		.35

Class 1A - assumed 5% return	1,000.00	1,023.06	1.76		.35

Class 2 - actual return	1,000.00	997.27	3.02		.61

Class 2 - assumed 5% return	1,000.00	1,021.77	3.06		.61

Class 3 - actual return	1,000.00	997.30	2.67		.54

Class 3 - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 4 - actual return	1,000.00	996.39	4.26		.86

Class 4 - assumed 5% return	1,000.00	1,020.53	4.31		.86

U.S. Government Securities Fund

Class 1 - actual return	$ 1,000.00	$ 986.91	$ 1.67		.34%

Class 1 - assumed 5% return	1,000.00	1,023.11	1.71		.34

Class 1A - actual return	1,000.00	985.82	2.86		.58

Class 1A - assumed 5% return	1,000.00	1,021.92	2.91		.58

Class 2 - actual return	1,000.00	986.38	2.91		.59

Class 2 - assumed 5% return	1,000.00	1,021.87	2.96		.59

Class 3 - actual return	1,000.00	985.85	2.56		.52

Class 3 - assumed 5% return	1,000.00	1,022.22	2.61		.52

Class 4 - actual return	1,000.00	984.18	4.13		.84

Class 4 - assumed 5% return	1,000.00	1,020.63	4.21		.84

See end of tables for footnotes.

338	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period	[1,2]	Annualized expense ratio [2]	Effective expenses paid during period	[3]	Effective annualized expense ratio [4]

Managed Risk Growth Fund

Class P1 - actual return	$ 1,000.00	$ 1,075.60	$ 1.90		.37%	$ 3.71		.72%

Class P1 - assumed 5% return	1,000.00	1,022.96	1.86		.37	3.61		.72

Class P2 - actual return	1,000.00	1,075.25	3.19		.62	4.99		.97

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	4.86		.97

Managed Risk International Fund

Class P1 - actual return	$ 1,000.00	$ 1,027.33	$ 1.81		.36%	$ 4.42		.88%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	4.41		.88

Class P2 - actual return	1,000.00	1,026.42	3.17		.63	5.78		1.15

Class P2 - assumed 5% return	1,000.00	1,021.67	3.16		.63	5.76		1.15

Managed Risk Washington Mutual Investors Fund

Class P1 - actual return	$ 1,000.00	$ 1,090.84	$ 1.81		.35%	$ 3.94		.76%

Class P1 - assumed 5% return	1,000.00	1,023.06	1.76		.35	3.81		.76

Class P2 - actual return	1,000.00	1,089.86	3.21		.62	5.34		1.03

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	5.16		1.03

Managed Risk Growth-Income Fund

Class P1 - actual return	$ 1,000.00	$ 1,088.19	$ 1.86		.36%	$ 3.42		.66%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.31		.66

Class P2 - actual return	1,000.00	1,087.56	3.16		.61	4.71		.91

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.56		.91

Managed Risk Asset Allocation Fund

Class P1 - actual return	$ 1,000.00	$ 1,086.16	$ 1.86		.36%	$ 3.41		.66%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.31		.66

Class P2 - actual return	1,000.00	1,084.57	3.15		.61	4.70		.91

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.56		.91

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	339

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for Global Growth Fund when the fund‘s net assets exceed $5 billion and $8 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category.

340	American Funds Insurance Series

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	341

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2022. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2020. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

342	American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.

[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0821P Litho in USA RCG/RRD/6311-S85205 © 2021 Capital Group. All rights reserved.	R3180SA4.4 (8/21)

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 8, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 8, 2021